UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2012
Date of reporting period:	March 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS - 55.24%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.12%			Automobile Parts & Equipment (continued)
Interpublic Group of Cos Inc/The	898	$ 10	Nokian Renkaat OYJ	112	$ 5
JCDecaux SA (a)	62	2			$ 185
Omnicom Group Inc	441	22
Publicis Groupe SA	83	5	Banks - 4.44%
WPP PLC	2,186	30	Banco Bilbao Vizcaya Argentaria SA	3,414	27
		$ 69	Banco de Sabadell SA	1,171	3
			Banco Popolare SC	1,435	3
Aerospace & Defense - 1.08%			Banco Popular Espanol SA	793	3
Alliant Techsystems Inc	812	41	Banco Popular Espanol SA - Rights (a),(c)	793	—
BAE Systems PLC	3,144	15	Banco Santander SA	6,591	51
Boeing Co/The	1,287	96	Bank of America Corp	20,402	195
European Aeronautic Defence and Space Co	326	13	Bank of East Asia Ltd	4,411	17
NV			Bank of New York Mellon Corp/The	3,207	77
Exelis Inc	345	4	Barclays PLC	10,171	38
Finmeccanica SpA	345	2	BB&T Corp	1,588	50
General Dynamics Corp	604	44	BNP Paribas SA	817	39
Goodrich Corp	27	3	BOC Hong Kong Holdings Ltd	10,000	28
L-3 Communications Holdings Inc	231	16	Capital One Financial Corp	1,053	59
Lockheed Martin Corp	312	28	Citigroup Inc	5,875	215
Northrop Grumman Corp	312	19	Comerica Inc	405	13
Raytheon Co	2,000	106	Commerzbank AG (a)	474	1
Rolls-Royce Holdings PLC (a),(b)	2,275	30	Credit Agricole SA	1,106	7
Safran SA	119	4	Credit Suisse Group AG (a)	955	27
Thales SA	78	3	Danske Bank A/S (a)	371	6
United Technologies Corp	2,505	208	Deutsche Bank AG	738	37
		$ 632	DNB ASA	662	8
			Erste Group Bank AG	156	4
Agriculture - 1.15%			Fifth Third Bancorp	1,966	28
Altria Group Inc	1,984	61	Goldman Sachs Group Inc/The	1,604	199
Archer-Daniels-Midland Co	100	3	Hang Seng Bank Ltd	3,200	43
British American Tobacco PLC	1,251	63	HSBC Holdings PLC	9,798	87
Imperial Tobacco Group PLC	672	27	Huntington Bancshares Inc/OH	1,913	12
Lorillard Inc	219	28	Intesa Sanpaolo SpA	9,953	18
Philip Morris International Inc	4,147	368	JP Morgan Chase & Co	9,893	455
Reynolds American Inc	2,665	111	Julius Baer Group Ltd (a)	178	7
Swedish Match AB	292	12	KBC Groep NV	80	2
		$ 673	KeyCorp	1,994	17
Airlines - 0.02%			Lloyds Banking Group PLC (a)	29,737	16
Deutsche Lufthansa AG	118	2	M&T Bank Corp	278	24
Southwest Airlines Co	1,331	11	National Bank of Greece SA (a)	432	1
		$ 13	Nordea Bank AB	2,567	23
			Northern Trust Corp	231	11
Apparel - 0.36%			PNC Financial Services Group Inc	1,004	65
Adidas AG	144	11	Regions Financial Corp	2,684	18
Burberry Group PLC	297	7	Royal Bank of Scotland Group PLC (a)	11,938	5
Christian Dior SA	49	8	Skandinaviska Enskilda Banken AB	1,124	8
Coach Inc	354	27	Societe Generale SA	705	21
Nike Inc	453	49	Standard Chartered PLC	1,312	33
Ralph Lauren Corp	85	15	State Street Corp	1,022	46
VF Corp	638	93	SunTrust Banks Inc	1,109	27
		$ 210	Svenska Handelsbanken AB	544	17
Automobile Manufacturers - 0.25%			Swedbank AB	598	9
			UBS AG (a)	2,094	29
Bayerische Motoren Werke AG	313	28	UniCredit SpA (a)	1,555	8
Daimler AG	618	37
Fiat Industrial SpA	641	7	Unione di Banche Italiane SCPA	510	2
Fiat SpA	729	4	US Bancorp	3,251	103
Ford Motor Co	734	9	Wells Fargo & Co	10,128	346
PACCAR Inc	423	20	Zions Bancorporation	295	6
Peugeot SA	142	2			$ 2,594
Renault SA	178	10	Beverages - 1.16%
Scania AB	260	6	Anheuser-Busch InBev NV	397	29
Volkswagen AG	27	4	Beam Inc	125	7
Volvo AB - B Shares	1,495	22	Brown-Forman Corp	127	11
		$ 149	Coca-Cola Co/The	3,862	286
Automobile Parts & Equipment - 0.32%			Coca-Cola Enterprises Inc	733	21
			Constellation Brands Inc (a)	501	12
BorgWarner Inc (a)	1,037	88
Cie Generale des Etablissements Michelin	205	15	Diageo PLC	1,669	40
Continental AG	75	7	Heineken NV	353	20
Johnson Controls Inc	2,143	70	Molson Coors Brewing Co	431	19
			PepsiCo Inc	2,723	181

See accompanying notes

1

Schedule of Investments Asset Allocation Account March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Beverages (continued)			Commercial Services (continued)
Pernod-Ricard SA	174	$ 18	Visa Inc	914	$ 108
SABMiller PLC	907	36	Western Union Co/The	1,464	26
		$ 680			$ 434

Biotechnology - 0.64%			Computers - 3.47%
Amgen Inc	2,059	140	Accenture PLC - Class A	114	7
Biogen Idec Inc (a)	921	116	Apple Inc (a)	1,673	1,003
Celgene Corp (a)	105	8	AtoS	31	2
Gilead Sciences Inc (a)	1,826	89	Cap Gemini SA	264	12
Life Technologies Corp (a)	291	14	Cognizant Technology Solutions Corp (a)	697	54
Novozymes A/S	205	6	Dell Inc (a)	2,995	50
		$ 373	EMC Corp/MA (a)	3,963	118
			Hewlett-Packard Co	5,051	120
Building Materials - 0.05%			International Business Machines Corp	2,261	472
Cie de St-Gobain	340	15	Lexmark International Inc	176	6
Fortune Brands Home & Security Inc (a)	125	3	NetApp Inc (a)	825	37
Geberit AG (a)	48	10	SanDisk Corp (a)	2,415	120
Lafarge SA	82	4	Teradata Corp (a)	344	23
		$ 32			$ 2,024

Chemicals - 1.30%			Consumer Products - 0.28%
Air Liquide SA	227	30	Avery Dennison Corp	178	5
Air Products & Chemicals Inc	175	16	Clorox Co/The	792	55
Airgas Inc	90	8	Henkel AG & Co KGaA	126	8
Akzo Nobel NV	95	6	Husqvarna AB	321	2
BASF SE	844	74	Kimberly-Clark Corp	988	73
Bayer AG	609	43	Reckitt Benckiser Group PLC	341	19
CF Industries Holdings Inc	615	112			$ 162
Dow Chemical Co/The	398	14
Ecolab Inc	369	23	Cosmetics & Personal Care - 0.88%
EI du Pont de Nemours & Co	2,836	150	Avon Products Inc	418	8
FMC Corp	139	15	Beiersdorf AG	84	5
Givaudan SA (a)	8	8	Colgate-Palmolive Co	702	69
International Flavors & Fragrances Inc	127	7	Estee Lauder Cos Inc/The	96	6
Johnson Matthey PLC	201	8	L'Oreal SA	135	17
K+S AG	126	7	Procter & Gamble Co/The	6,038	406
Koninklijke DSM NV	426	25			$ 511
Lanxess AG	79	6	Distribution & Wholesale - 0.26%

Linde AG	141	25	Arrow Electronics Inc (a)	2,174	91
Lonza Group AG (a)	39	2
Monsanto Co	571	45	Genuine Parts Co	388	24
Mosaic Co/The	72	4	Li & Fung Ltd	12,000	28
PPG Industries Inc	165	16	Wolseley PLC	210	8
Praxair Inc	579	66			$ 151
Sherwin-Williams Co/The	26	3	Diversified Financial Services - 0.61%
Sigma-Aldrich Corp	90	7	American Express Co	1,284	74
Solvay SA	16	2	BlackRock Inc	43	9
Syngenta AG	90	31	Charles Schwab Corp/The	456	6
Yara International ASA	154	7	CME Group Inc	127	37
		$ 760	Deutsche Boerse AG	142	9
Coal - 0.06%			Discover Financial Services	1,602	53
			E*Trade Financial Corp (a)	72	1
Consol Energy Inc	554	19
Peabody Energy Corp	529	15	Federated Investors Inc	182	4
		$ 34	Franklin Resources Inc	247	31
			Hong Kong Exchanges and Clearing Ltd	2,775	47
Commercial Services - 0.74%			Janus Capital Group Inc	274	2
Abertis Infraestructuras SA	127	2	Legg Mason Inc	386	11
Aggreko PLC	596	21	NASDAQ OMX Group Inc/The (a)	339	9
Atlantia SpA	239	4	NYSE Euronext	490	15
Automatic Data Processing Inc	1,386	76	Old Mutual PLC	4,667	12
Capita PLC	999	12	SLM Corp	1,194	19
Edenred	160	5	T Rowe Price Group Inc	228	15
Equifax Inc	178	8			$ 354
Experian PLC	1,136	18

G4S PLC	2,842	12	Electric - 1.88%
Iron Mountain Inc	298	8	AES Corp/The (a)	1,054	14
Mastercard Inc	181	76	Ameren Corp	983	32
Moody's Corp	234	10	American Electric Power Co Inc	783	30
Robert Half International Inc	235	7	CLP Holdings Ltd	5,000	43
RR Donnelley & Sons Co	699	9	Consolidated Edison Inc	440	26
SGS SA	12	23	Dominion Resources Inc/VA	1,395	72
Sodexo	105	9	DTE Energy Co	440	24

See accompanying notes

2

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electric (continued)			Environmental Control (continued)
Duke Energy Corp	1,930	$ 41	Waste Management Inc	1,184	$ 41
E.ON AG	1,513	36			$ 69
EDF SA	238	5
Edison International	536	23	Food - 1.74%
EDP - Energias de Portugal SA	1,725	5	Associated British Foods PLC	259	5
Enel SpA	6,358	23	Campbell Soup Co	365	12
Entergy Corp	440	30	Carrefour SA	397	10
Exelon Corp	1,459	57	ConAgra Foods Inc	3,062	80
FirstEnergy Corp	711	32	Danone	520	36
Fortum OYJ	445	11	Delhaize Group SA	96	5
GDF Suez	968	25	Distribuidora Internacional de Alimentacion	397	2
			SA (a)
Iberdrola SA	3,639	21
Integrys Energy Group Inc	1,410	75	General Mills Inc	1,776	70
International Power PLC	959	6	HJ Heinz Co	886	47
NextEra Energy Inc	683	42	Kellogg Co	738	40
Northeast Utilities	708	26	Koninklijke Ahold NV	1,195	17
NRG Energy Inc (a)	3,237	51	Kraft Foods Inc	1,907	73
Pepco Holdings Inc	264	5	Kroger Co/The	1,292	31
PG&E Corp	536	23	Nestle SA	2,161	136
Pinnacle West Capital Corp	175	8	Safeway Inc	3,603	73
Power Assets Holdings Ltd	4,000	29	Sara Lee Corp	866	19
			Smithfield Foods Inc (a)	4,214	93
PPL Corp	636	18
Progress Energy Inc	608	32	Suedzucker AG	73	2
Public Service Enterprise Group Inc	811	25	SUPERVALU Inc	600	3
Red Electrica Corp SA	122	6	Sysco Corp	870	26
RWE AG	505	24	TESCO PLC	5,941	31
SCANA Corp	175	8	Tyson Foods Inc	977	19
Southern Co/The	1,922	86	Unilever NV - CVA	936	32
SSE PLC	714	15	Unilever PLC	827	27
Terna Rete Elettrica Nazionale SpA	1,084	4	Whole Foods Market Inc	1,372	114
Verbund AG	70	2	WM Morrison Supermarkets PLC	2,530	12
Wisconsin Energy Corp	986	35			$ 1,015
Xcel Energy Inc	1,083	29	Food Service - 0.03%
		$ 1,099	Compass Group PLC	1,645	17
Electrical Components & Equipment - 0.20%
Emerson Electric Co	1,475	77	Forest Products & Paper - 0.14%
Legrand SA	93	4	International Paper Co	211	7
Molex Inc	189	5	MeadWestvaco Corp	2,022	64
Schneider Electric SA	413	27	Stora Enso OYJ	107	1
Vestas Wind Systems A/S (a)	188	2	Svenska Cellulosa AB	200	3
		$ 115	UPM-Kymmene OYJ	480	7

Electronics - 0.62%					$ 82
Agilent Technologies Inc	593	26	Gas - 0.25%
Amphenol Corp	310	19	CenterPoint Energy Inc	1,079	21
Honeywell International Inc	1,882	115	Centrica PLC	4,484	23
Jabil Circuit Inc	351	9	Enagas SA	173	3
Koninklijke Philips Electronics NV	991	20	Hong Kong & China Gas Co Ltd	11,000	28
Thermo Fisher Scientific Inc	799	45	National Grid PLC	2,219	23
Tyco International Ltd	2,262	127	NiSource Inc	440	11
		$ 361	Sempra Energy	529	32

Engineering & Construction - 0.40%			Snam SpA	1,089	5
ABB Ltd (a)	1,724	35			$ 146
ACS Actividades de Construccion y Servicios	153	4	Hand & Machine Tools - 0.08%
SA			Sandvik AB	808	12
Aeroports de Paris	14	1	Schindler Holding AG - PC	51	6
Aker Solutions ASA	118	2	Stanley Black & Decker Inc	336	26
Bouygues SA	181	6			$ 44
Ferrovial SA	414	5
Foster Wheeler AG (a)	2,316	53	Healthcare - Products - 0.71%
Jacobs Engineering Group Inc (a)	250	11	Baxter International Inc	770	46
Kvaerner ASA (a)	118	—	Becton Dickinson and Co	364	28
Skanska AB	201	4	Boston Scientific Corp (a)	2,319	14
URS Corp	2,191	93	CareFusion Corp (a)	336	9
Vinci SA	351	18	Cie Generale d'Optique Essilor International	219	20
		$ 232	SA
			CR Bard Inc	225	22
Environmental Control - 0.12%			Fresenius SE & Co KGaA	109	11
Republic Services Inc	649	20	Intuitive Surgical Inc (a)	81	44
Stericycle Inc (a)	91	8	Luxottica Group SpA	93	3

See accompanying notes

3

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Medtronic Inc	1,607	$ 63	Legal & General Group PLC	4,570	$ 10
Patterson Cos Inc	254	9	Lincoln National Corp	2,457	65
QIAGEN NV (a)	233	4	Loews Corp	407	16
Smith & Nephew PLC	1,226	12	Marsh & McLennan Cos Inc	634	21
Sonova Holding AG (a)	65	7	MetLife Inc	1,047	39
St Jude Medical Inc	806	36	Muenchener Rueckversicherungs AG	164	25
Stryker Corp	531	30	PartnerRe Ltd	802	55
Synthes Inc (d)	83	14	Progressive Corp/The	874	20
Varian Medical Systems Inc (a)	338	23	Prudential Financial Inc	590	37
Zimmer Holdings Inc	342	22	Prudential PLC	2,121	25
		$ 417	RSA Insurance Group PLC	3,229	6
			Sampo OYJ	659	19
Healthcare - Services - 0.94%			Standard Life PLC	2,117	8
Aetna Inc	509	26	Swiss Re AG	100	6
Cigna Corp	648	32	Travelers Cos Inc/The	534	32
Coventry Health Care Inc	3,290	117	Unum Group	3,524	86
DaVita Inc (a)	225	20
			XL Group PLC	427	9
Fresenius Medical Care AG & Co KGaA	201	14	Zurich Financial Services AG (a)	103	28
HealthSouth Corp (a)	4,600	94
Humana Inc	200	19			$ 1,214
Laboratory Corp of America Holdings (a)	338	31	Internet - 1.14%
Quest Diagnostics Inc	254	16	Amazon.com Inc (a)	551	112
Tenet Healthcare Corp (a)	1,525	8	eBay Inc (a)	2,016	74
UnitedHealth Group Inc	936	55	Expedia Inc	164	5
Universal Health Services Inc	1,960	82	Google Inc (a)	448	287
WellPoint Inc	436	32	priceline.com Inc (a)	88	63
		$ 546	Symantec Corp (a)	1,753	33
			TripAdvisor Inc (a)	164	6
Holding Companies - Diversified - 0.25%			Yahoo! Inc (a)	5,422	83
Groupe Bruxelles Lambert SA	197	15			$ 663
Hutchison Whampoa Ltd	6,000	60
LVMH Moet Hennessy Louis Vuitton SA	167	29	Investment Companies - 0.03%
Swire Pacific Ltd	2,000	22	Investor AB	536	12
Wharf Holdings Ltd	3,300	18	Resolution Ltd	1,236	5
		$ 144			$ 17

Home Builders - 0.18%			Iron & Steel - 0.24%
DR Horton Inc	258	4	Allegheny Technologies Inc	33	1
Lennar Corp	278	7	ArcelorMittal	796	15
Toll Brothers Inc (a)	3,859	93	Cliffs Natural Resources Inc	276	19
		$ 104	Nucor Corp	157	7
			Salzgitter AG	14	1
Home Furnishings - 0.02%			Steel Dynamics Inc	6,278	91
Electrolux AB	200	4	ThyssenKrupp AG	137	4
Harman International Industries Inc	108	5	United States Steel Corp	54	2
Whirlpool Corp	64	5	Voestalpine AG	96	3
		$ 14			$ 143

Housewares - 0.01%			Leisure Products & Services - 0.01%
Newell Rubbermaid Inc	260	5	Carnival PLC	241	8

Insurance - 2.08%			Lodging - 0.15%
ACE Ltd	400	29	Accor SA	203	7
Admiral Group PLC	254	5	Intercontinental Hotels Group PLC	357	8
Aegon NV (a)	1,388	8
			Sands China Ltd	7,600	30
Aflac Inc	390	18	Starwood Hotels & Resorts Worldwide Inc	526	30
Ageas	1,901	4	Whitbread PLC	250	7
AIA Group Ltd	18,400	68	Wynn Resorts Ltd	21	3
Allianz SE	285	34			$ 85
Allstate Corp/The	634	21
American International Group Inc (a)	200	6	Machinery - Construction & Mining - 0.36%
Aon Corp	394	19	Atlas Copco AB - A Shares	562	14
Assicurazioni Generali SpA	1,940	30	Atlas Copco AB - B Shares	336	7
Assurant Inc	1,540	62	Caterpillar Inc	1,789	190
Aviva PLC	2,675	14			$ 211
AXA SA	1,380	23
Berkshire Hathaway Inc - Class B (a)	1,578	128	Machinery - Diversified - 0.18%
Chubb Corp/The	1,857	128	Alstom SA	193	7
Fidelity National Financial Inc	3,678	66	Cummins Inc	184	22
Genworth Financial Inc (a)	600	5	Deere & Co	503	41
Hartford Financial Services Group Inc	520	11	Hexagon AB	200	4
ING Groep NV (a)	3,371	28	Kone OYJ	138	8

See accompanying notes

4

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified (continued)			Office & Business Equipment (continued)
Metso OYJ	96	$ 4	Xerox Corp	2,374	$ 19
Weir Group PLC/The	349	10			$ 31
Xylem Inc/NY	345	9
		$ 105	Oil & Gas - 4.73%
			Anadarko Petroleum Corp	2,412	189
Media - 1.63%			Apache Corp	969	97
AMC Networks Inc (a)	108	5	BG Group PLC	1,949	45
British Sky Broadcasting Group PLC	740	8	BP PLC	11,853	88
Cablevision Systems Corp	435	7	Cairn Energy PLC (a)	453	2
CBS Corp	1,245	42	Chesapeake Energy Corp	4,244	98
Comcast Corp - Class A	5,907	177	Chevron Corp	3,648	391
DIRECTV (a)	1,862	92	ConocoPhillips	3,223	245
Discovery Communications Inc - A Shares (a)	463	24	Denbury Resources Inc (a)	1,108	20
Gannett Co Inc	285	4	Devon Energy Corp	888	63
ITV PLC	2,467	4	Diamond Offshore Drilling Inc	227	15
McGraw-Hill Cos Inc/The	496	24	ENI SpA	2,073	49
Modern Times Group AB	37	2	EOG Resources Inc	525	58
News Corp - Class A	4,179	82	Exxon Mobil Corp	7,540	654
Reed Elsevier NV	966	12	Galp Energia SGPS SA	200	3
Reed Elsevier PLC	1,680	15	Hess Corp	1,638	97
Scripps Networks Interactive Inc	254	12	Marathon Oil Corp	1,414	45
Societe Television Francaise 1	90	1	Marathon Petroleum Corp	707	31
Time Warner Cable Inc	699	57	Murphy Oil Corp	216	12
Time Warner Inc	4,400	166	Newfield Exploration Co (a)	227	8
Viacom Inc	1,421	68	Noble Corp (a)	554	21
Walt Disney Co/The	3,389	148	Noble Energy Inc	188	18
		$ 950	Occidental Petroleum Corp	1,439	137
			Pioneer Natural Resources Co	227	25
Metal Fabrication & Hardware - 0.16%			Repsol YPF SA	237	6
Assa Abloy AB	271	8	Royal Dutch Shell PLC - A Shares	2,290	80
Precision Castparts Corp	365	63	Royal Dutch Shell PLC - B Shares	1,743	61
SKF AB	291	7	Southwestern Energy Co (a)	1,014	31
Tenaris SA	402	8	Statoil ASA	959	26
Vallourec SA	73	5	Total SA	1,444	74
		$ 91	Transocean Ltd/Switzerland	234	13
Mining - 0.64%			Tullow Oil PLC	678	17
Alcoa Inc	522	5	Valero Energy Corp	1,281	33
Anglo American PLC	951	36	WPX Energy Inc (a)	553	10
Antofagasta PLC	255	5			$ 2,762
BHP Billiton PLC	1,585	48	Oil & Gas Services - 0.78%
Freeport-McMoRan Copper & Gold Inc	1,824	69	Amec PLC	280	5
Kazakhmys PLC	218	3	Baker Hughes Inc	898	38
Lonmin PLC	147	3	Cameron International Corp (a)	673	36
Molycorp Inc (a)	1,179	40	Cie Generale de Geophysique - Veritas (a)	121	4
Newmont Mining Corp	954	49	FMC Technologies Inc (a)	554	28
Norsk Hydro ASA	956	5	Fugro NV	46	3
Randgold Resources Ltd	82	7	Halliburton Co	1,920	64
Rio Tinto PLC	1,038	57	National Oilwell Varco Inc	883	70
Umicore SA	116	6	Petrofac Ltd	247	7
Vedanta Resources PLC	123	3	Saipem SpA	204	10
Vulcan Materials Co	65	3	Schlumberger Ltd	2,549	178
Xstrata PLC	1,994	34	Subsea 7 SA (a)	201	5
		$ 373	Technip SA	75	9
Miscellaneous Manufacturing - 1.27%					$ 457
3M Co	1,029	92	Packaging & Containers - 0.02%
Alfa Laval AB	342	7	Ball Corp	180	8
Danaher Corp	1,417	79	Owens-Illinois Inc (a)	86	2
Eaton Corp	424	21	Rexam PLC	230	1
General Electric Co	16,032	322	Sealed Air Corp	94	2
Illinois Tool Works Inc	2,239	128			$ 13
ITT Corp	172	4
Leggett & Platt Inc	127	3	Pharmaceuticals - 3.62%
Orkla ASA	638	5	Abbott Laboratories	3,941	242
Siemens AG	582	59	Actelion Ltd (a)	79	3
Smiths Group PLC	367	6	Allergan Inc/United States	710	68
Textron Inc	423	12	AmerisourceBergen Corp	515	20
Wartsila OYJ Abp	139	5	AstraZeneca PLC	943	42
		$ 743	Bristol-Myers Squibb Co	7,369	249
			Cardinal Health Inc	424	18
Office & Business Equipment - 0.05%			Eli Lilly & Co	1,460	59
Pitney Bowes Inc	689	12

See accompanying notes

5

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			Retail - 3.09%
Express Scripts Inc (a)	918	$ 50	Abercrombie & Fitch Co	148	$ 7
GlaxoSmithKline PLC	3,502	78	AutoZone Inc (a)	116	43
Johnson & Johnson	5,093	336	Bed Bath & Beyond Inc (a)	505	33
McKesson Corp	343	30	Best Buy Co Inc	372	9
Mead Johnson Nutrition Co	540	44	CarMax Inc (a)	328	11
Medco Health Solutions Inc (a)	715	50	Cie Financiere Richemont SA	352	22
Merck & Co Inc	5,024	193	Costco Wholesale Corp	590	54
Merck KGaA	48	5	CVS Caremark Corp	1,757	79
Novartis AG	1,579	87	Esprit Holdings Ltd	2,257	4
Novo Nordisk A/S	254	35	Family Dollar Stores Inc	127	8
Omnicare Inc	2,846	101	GameStop Corp	194	4
Pfizer Inc	11,479	260	Gap Inc/The	6,283	164
Roche Holding AG	394	69	Hennes & Mauritz AB	740	27
Sanofi	768	60	Home Depot Inc/The	3,635	183
Shire PLC	432	14	Inditex SA	167	16
		$ 2,113	JC Penney Co Inc	196	7
			Kingfisher PLC	1,770	9
Pipelines - 0.20%			Kohl's Corp	480	24
El Paso Corp	1,108	33	Lowe's Cos Inc	1,753	55
ONEOK Inc	100	8	Ltd Brands Inc	444	21
Spectra Energy Corp	781	25	Macy's Inc	557	22
Williams Cos Inc/The	1,660	51	Marks & Spencer Group PLC	2,131	13
		$ 117	McDonald's Corp	2,764	271
Publicly Traded Investment Fund - 0.63%			Next PLC	193	9
SPDR S&P MidCap 400 ETF Trust	37	6	Nordstrom Inc	201	11
Technology Select Sector SPDR Fund	12,000	362	Orchard Supply Hardware Stores Corp (a),(b)	7	—
		$ 368	O'Reilly Automotive Inc (a)	198	18
			PPR	54	9
Real Estate - 0.32%			Ross Stores Inc	396	23
Cheung Kong Holdings Ltd	4,000	52	Sears Holdings Corp (a)	163	11
Hang Lung Group Ltd	2,000	13	Staples Inc	717	12
Hang Lung Properties Ltd	6,000	22	Starbucks Corp	1,878	105
Henderson Land Development Co Ltd	3,061	17	Swatch Group AG/The - BR	23	11
IMMOFINANZ AG	680	2	Target Corp	983	57
Kerry Properties Ltd	2,000	9	Tiffany & Co	164	11
New World Development Co Ltd	7,356	9	TJX Cos Inc	1,456	58
Sino Land Co Ltd	6,844	11	Urban Outfitters Inc (a)	164	5
Sun Hung Kai Properties Ltd	3,075	38	Walgreen Co	984	33
Swire Properties Ltd (a)	1,400	3	Wal-Mart Stores Inc	2,640	162
Wheelock & Co Ltd	3,000	9	Yum! Brands Inc	2,565	183
		$ 185			$ 1,804

REITS - 1.00%			Savings & Loans - 0.02%
American Tower Corp	2,168	137	People's United Financial Inc	1,057	14
AvalonBay Communities Inc	200	28
Boston Properties Inc	300	32
British Land Co PLC	696	5	Semiconductors - 2.84%
			Advanced Micro Devices Inc (a)	2,145	17
Capital Shopping Centres Group PLC	439	2
Corio NV	47	2	Altera Corp	1,167	46
Equity Residential	500	31	Analog Devices Inc	1,043	42
Fonciere Des Regions	21	2	Applied Materials Inc	7,711	96
Gecina SA	15	2	ARM Holdings PLC	1,520	14
Hammerson PLC	556	4	ASML Holding NV	444	22
			Broadcom Corp (a)	1,822	72
HCP Inc	700	28	First Solar Inc (a)	13	—
Health Care REIT Inc	300	16
Host Hotels & Resorts Inc	1,400	23	Infineon Technologies AG	1,937	20
ICADE	14	1	Intel Corp	27,105	762
Kimco Realty Corp	800	15	KLA-Tencor Corp	910	50
Klepierre	75	3	Linear Technology Corp	824	28
			LSI Corp (a)	1,962	17
Land Securities Group PLC	604	7	MEMC Electronic Materials Inc (a)	90	—
Link REIT/The	5,746	21
ProLogis Inc	800	29	Microchip Technology Inc	670	25
			Micron Technology Inc (a)	3,310	27
Public Storage	200	28	Novellus Systems Inc (a)	18	1
Segro PLC	584	2	NVIDIA Corp (a)	2,990	46
Simon Property Group Inc	500	73
Unibail-Rodamco SE	63	13	Qualcomm Inc	2,825	192
			Renewable Energy Corp ASA (a)	200	—
Ventas Inc	500	29
Vornado Realty Trust	300	25	Texas Instruments Inc	4,363	147
Weyerhaeuser Co	1,100	24	Xilinx Inc	875	32
		$ 582			$ 1,656

See accompanying notes

6

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Shipbuilding - 0.00%			Transportation (continued)
Huntington Ingalls Industries Inc (a)	60	$ 2	Groupe Eurotunnel SA	234	$ 2
			Koninklijke Vopak NV	29	2
Software - 1.73%			Kuehne + Nagel International AG	23	3

Adobe Systems Inc (a)	985	34	MTR Corp Ltd	4,064	15
Cerner Corp (a)	350	27	Norfolk Southern Corp	1,581	104
Citrix Systems Inc (a)	425	34	PostNL NV	375	2
			TNT Express NV	375	5
Dassault Systemes SA	60	6	Union Pacific Corp	1,021	110
Dun & Bradstreet Corp/The	53	4
Intuit Inc	936	56	United Parcel Service Inc	1,701	137
Microsoft Corp	14,346	463			$ 529
Oracle Corp	6,206	181	Water - 0.02%
Red Hat Inc (a)	1,974	118	Severn Trent PLC	208	5
Sage Group PLC/The	1,121	5	United Utilities Group PLC	489	5
Salesforce.com Inc (a)	280	43	Veolia Environnement SA	249	4
SAP AG	571	40			$ 14
		$ 1,011	TOTAL COMMON STOCKS		$ 32,249
Telecommunications - 2.58%			PREFERRED STOCKS - 0.08%	Shares Held	Value (000's)
Alcatel-Lucent/France (a)	4,658	11	Automobile Manufacturers - 0.05%
AT&T Inc	9,180	287	Porsche Automobil Holding SE	145	9
BT Group PLC	3,105	11	Volkswagen AG	131	23
CenturyLink Inc	2,977	115			$ 32
Ciena Corp (a)	9,401	152
Cisco Systems Inc	8,763	185	Consumer Products - 0.02%
Corning Inc	3,308	47	Henkel AG & Co KGaA	153	11
Deutsche Telekom AG	2,423	29
Eutelsat Communications SA	62	2	Media - 0.01%
France Telecom SA	1,312	20	ProSiebenSat.1 Media AG	114	3
Frontier Communications Corp	2,199	9
Inmarsat PLC	440	3
Juniper Networks Inc (a)	1,148	26	Retail - 0.00%
Koninklijke KPN NV	1,024	11	Orchard Supply Hardware Stores Corp (a),(b)	7	—
MetroPCS Communications Inc (a)	888	8
Millicom International Cellular SA	100	11	TOTAL PREFERRED STOCKS		$ 46
Motorola Mobility Holdings Inc (a)	544	21		Principal
Motorola Solutions Inc	593	30	BONDS - 14.00%	Amount (000's)	Value (000's)
Nokia OYJ	2,204	12
Nortel Networks Corp (a)	38	—	Aerospace & Defense - 0.09%
			L-3 Communications Corp
Portugal Telecom SGPS SA	1,019	6	4.95%, 02/15/2021	$ 50	$ 52
SES SA	202	5
Sprint Nextel Corp (a)	1,100	3
Swisscom AG	59	24	Agriculture - 0.21%
Telecom Italia SpA	5,861	7	Altria Group Inc
Telefonaktiebolaget LM Ericsson	1,676	17	9.25%, 08/06/2019	30	40
Telefonica SA ADR	3	—	BAT International Finance PLC
Telefonica SA	2,781	46	9.50%, 11/15/2018(d)	40	55
Telenor ASA	1,126	21	Bunge Ltd Finance Corp
TeliaSonera AB	3,274	23	8.50%, 06/15/2019	25	30
Verizon Communications Inc	6,355	243			$ 125
Vivendi SA	997	18
Vodafone Group PLC	38,004	105	Banks - 2.04%
		$ 1,508	Abbey National Treasury Services
			PLC/London
Textiles - 0.03%			3.88%, 11/10/2014(d)	100	101
Cintas Corp	428	17	Australia & New Zealand Banking Group Ltd
			3.25%, 03/01/2016(d)	100	103
			Bank of America Corp
Toys, Games & Hobbies - 0.02%			5.65%, 05/01/2018	80	85
Hasbro Inc	108	4	BNP Paribas SA
Mattel Inc	276	9	5.00%, 01/15/2021	50	50
		$ 13	Citigroup Inc
Transportation - 0.91%			6.13%, 11/21/2017	35	39
AP Moeller - Maersk A/S - A shares	1	7	6.13%, 05/15/2018	35	39
AP Moeller - Maersk A/S - B shares	2	15	8.50%, 05/22/2019	70	86
CH Robinson Worldwide Inc	489	32	Cooperatieve Centrale Raiffeisen-
CSX Corp	2,396	52	Boerenleenbank BA/Utrect
Deutsche Post AG	1,075	21	3.38%, 01/19/2017	50	51
DSV A/S	94	2	Credit Suisse/New York NY
Expeditors International of Washington Inc	349	16	5.40%, 01/14/2020	50	52
FedEx Corp	44	4	6.00%, 02/15/2018	10	11
Firstgroup PLC	1	—

See accompanying notes

7

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Electric - 0.26%
Goldman Sachs Group Inc/The			EDF SA
5.75%, 01/24/2022	$ 115	$ 118	4.60%, 01/27/2020(d)	$ 25	$ 27
HSBC Holdings PLC			FirstEnergy Solutions Corp
4.00%, 03/30/2022	45	45	6.05%, 08/15/2021	65	73
JP Morgan Chase & Co			PPL WEM Holdings PLC
3.15%, 07/05/2016	75	77	3.90%, 05/01/2016(d)	50	52
6.00%, 01/15/2018	80	93			$ 152
Lloyds TSB Bank PLC
5.80%, 01/13/2020(d)	100	103	Electronics - 0.13%
Standard Chartered PLC			Koninklijke Philips Electronics NV
3.85%, 04/27/2015(d)	100	104	3.75%, 03/15/2022	75	75
Wachovia Corp
5.63%, 10/15/2016	30	33	Engineering & Construction - 0.17%
		$ 1,190	BAA Funding Ltd
			4.88%, 07/15/2023(d)	100	102
Biotechnology - 0.23%
Gilead Sciences Inc
4.50%, 04/01/2021	40	42	Finance - Mortgage Loan/Banker - 1.16%
5.65%, 12/01/2041	30	32	Fannie Mae
Life Technologies Corp			1.25%, 09/28/2016	450	453
6.00%, 03/01/2020	55	63	Freddie Mac
		$ 137	3.75%, 03/27/2019	200	224

Building Materials - 0.22%					$ 677
CRH America Inc			Food - 0.33%
6.00%, 09/30/2016	55	60	ConAgra Foods Inc
Holcim US Finance Sarl & Cie SCS			8.25%, 09/15/2030	15	19
6.00%, 12/30/2019(d)	65	67	Delhaize Group SA
		$ 127	5.70%, 10/01/2040	66	61
			Kraft Foods Inc
Chemicals - 0.10%			6.88%, 01/26/2039	55	69
Ecolab Inc			Woolworths Ltd
3.00%, 12/08/2016	35	36	4.00%, 09/22/2020(d)	40	41
Valspar Corp					$ 190
4.20%, 01/15/2022	20	21
		$ 57	Forest Products & Paper - 0.13%
			Georgia-Pacific LLC
Commercial Services - 0.06%			7.75%, 11/15/2029	25	31
Verisk Analytics Inc			8.88%, 05/15/2031	35	47
5.80%, 05/01/2021	35	37			$ 78

			Healthcare - Products - 0.08%
Computers - 0.12%			Boston Scientific Corp
Hewlett-Packard Co
4.65%, 12/09/2021	65	68	6.00%, 01/15/2020	40	46

			Healthcare - Services - 0.35%
Distribution & Wholesale - 0.02%			Cigna Corp
Ingram Micro Inc
5.25%, 09/01/2017	10	11	2.75%, 11/15/2016	60	61
			Coventry Health Care Inc
			5.45%, 06/15/2021	45	49
Diversified Financial Services - 1.19%			Quest Diagnostics Inc
ABB Treasury Center USA Inc			6.95%, 07/01/2037	35	43
2.50%, 06/15/2016(d)	70	71	UnitedHealth Group Inc
FUEL Trust			6.63%, 11/15/2037	40	50
4.21%, 04/15/2016(d)	200	205			$ 203
General Electric Capital Corp
5.30%, 02/11/2021	40	43	Insurance - 0.86%
5.63%, 05/01/2018	60	70	Aegon NV
5.88%, 01/14/2038	10	11	4.63%, 12/01/2015	50	53
6.00%, 08/07/2019	85	99	Berkshire Hathaway Inc
Harley-Davidson Funding Corp			3.75%, 08/15/2021	90	93
6.80%, 06/15/2018(d)	45	53	CNA Financial Corp
Macquarie Bank Ltd			5.75%, 08/15/2021	60	64
6.63%, 04/07/2021(d)	30	30	Genworth Financial Inc
Macquarie Group Ltd			7.20%, 02/15/2021	35	36
6.00%, 01/14/2020(d)	35	35	Hartford Financial Services Group Inc
Merrill Lynch & Co Inc			5.50%, 03/30/2020	35	37
6.88%, 04/25/2018	70	78	MetLife Inc
		$ 695	7.72%, 02/15/2019	25	32
			Nationwide Financial Services Inc
			5.38%, 03/25/2021(d)	25	26

See accompanying notes

8

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Insurance (continued)			Oil & Gas (continued)
Pacific LifeCorp			Marathon Petroleum Corp
6.00%, 02/10/2020(d)	$ 50	$ 54	5.13%, 03/01/2021	$ 25	$ 27
Prudential Financial Inc			Phillips 66
7.38%, 06/15/2019	85	105	4.30%, 04/01/2022(d)	50	51
		$ 500			$ 191

Iron & Steel - 0.07%			Other Asset Backed Securities - 0.65%
ArcelorMittal			CenterPoint Energy Transition Bond Co LLC
9.85%, 06/01/2019	35	42	2.16%, 10/15/2021	100	101
			PSE&G Transition Funding LLC

Lodging - 0.05%			6.75%, 06/15/2016	250	277
Hyatt Hotels Corp					$ 378
6.88%, 08/15/2019(d)	25	29	Packaging & Containers - 0.16%
			Bemis Co Inc
Media - 0.56%			4.50%, 10/15/2021	40	42
CBS Corp			Sonoco Products Co
8.88%, 05/15/2019	20	26	5.75%, 11/01/2040	50	53
Comcast Corp					$ 95
5.15%, 03/01/2020	30	35	Pharmaceuticals - 0.24%
DIRECTV Holdings LLC / DIRECTV			Sanofi
Financing Co Inc			4.00%, 03/29/2021	55	60
3.80%, 03/15/2022(d)	75	74	Teva Pharmaceutical Finance IV BV
NBCUniversal Media LLC			3.65%, 11/10/2021	80	81
4.38%, 04/01/2021	25	27			$ 141
5.15%, 04/30/2020	40	45
Time Warner Inc			Pipelines - 0.41%
4.70%, 01/15/2021	35	38	Energy Transfer Partners LP
4.75%, 03/29/2021	60	66	9.00%, 04/15/2019	17	21
4.88%, 03/15/2020	15	17	Enterprise Products Operating LLC
		$ 328	5.25%, 01/31/2020	45	50
			6.50%, 01/31/2019	35	42
Mining - 0.36%			Kinder Morgan Energy Partners LP
Barrick Gold Corp			5.95%, 02/15/2018	25	29
3.85%, 04/01/2022(d),(e)	90	90	Plains All American Pipeline LP / PAA
Barrick North America Finance LLC			Finance Corp
4.40%, 05/30/2021	35	37	6.70%, 05/15/2036	65	76
Kinross Gold Corp			8.75%, 05/01/2019	15	20
5.13%, 09/01/2021(d)	50	51			$ 238
Vale Overseas Ltd
5.63%, 09/15/2019	30	33	Real Estate - 0.12%
		$ 211	Brookfield Asset Management Inc
			5.80%, 04/25/2017	30	32
Miscellaneous Manufacturing - 0.05%			Dexus Diversified Trust / Dexus Office Trust
Cooper US Inc			5.60%, 03/15/2021(d)	35	35
5.25%, 11/15/2012	30	31			$ 67

			REITS - 0.41%
Mortgage Backed Securities - 1.31%			Brandywine Operating Partnership LP
Citigroup Commercial Mortgage Trust			4.95%, 04/15/2018	50	51
6.07%, 12/10/2049(f)	50	58
			Digital Realty Trust LP
Commercial Mortgage Pass Through			4.50%, 07/15/2015	70	73
Certificates			ERP Operating LP
3.29%, 12/10/2044	60	60	4.63%, 12/15/2021	15	16
5.81%, 12/10/2049(f)	150	172
			UDR Inc
FHLMC Multifamily Structured Pass Through			4.63%, 01/10/2022	35	36
Certificates			Wells Operating Partnership II LP
1.66%, 11/25/2016(c),(e)	175	176
			5.88%, 04/01/2018	60	61
2.32%, 10/25/2018	65	66			$ 237
JP Morgan Chase Commercial Mortgage
Securities Corp			Retail - 0.55%
4.17%, 08/15/2046	90	97	Best Buy Co Inc
4.39%, 07/15/2046(d)	125	135	3.75%, 03/15/2016	55	56
		$ 764	CVS Pass-Through Trust
			6.04%, 12/10/2028	48	52
Oil & Gas - 0.33%			8.35%, 07/10/2031(d)	10	12
Anadarko Petroleum Corp			Darden Restaurants Inc
6.95%, 06/15/2019	25	31	6.20%, 10/15/2017	65	73
EQT Corp			Gap Inc/The
4.88%, 11/15/2021	25	25	5.95%, 04/12/2021	45	45
Hess Corp
6.00%, 01/15/2040	50	57

See accompanying notes

9

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Retail (continued)			New York (continued)
Macy's Retail Holdings Inc			New York City Transitional Finance Authority
3.88%, 01/15/2022	$ 20	$ 20	Future Tax Secured Revenue
Wal-Mart Stores Inc			5.27%, 05/01/2027	$ 25	$ 29
5.25%, 09/01/2035	15	17			$ 60
Wesfarmers Ltd			TOTAL MUNICIPAL BONDS		$ 233
2.98%, 05/18/2016(d)	30	31	U.S. GOVERNMENT & GOVERNMENT	Principal
Yum! Brands Inc			AGENCY OBLIGATIONS - 29.89%	Amount (000's)	Value (000's)
6.88%, 11/15/2037	10	13	Federal Home Loan Mortgage Corporation (FHLMC) -
		$ 319	3.98%
			2.49%, 01/01/2036(f),(g)	$ 151	$ 160
Savings & Loans - 0.20%			2.52%, 01/01/2037(f),(g)	193	205
Nationwide Building Society			2.62%, 03/01/2037(f),(g)	197	209
6.25%, 02/25/2020(d)	100	104
			3.00%, 04/01/2027(g),(h)	480	496
Santander Holdings USA Inc			3.50%, 04/01/2042(g),(h)	440	451
4.63%, 04/19/2016	15	15	4.00%, 12/01/2041(g)	115	121
		$ 119	5.00%, 10/01/2040(g)	282	304
Semiconductors - 0.05%			6.00%, 08/01/2037(g)	97	107
KLA-Tencor Corp			6.00%, 11/01/2037(g)	63	69
6.90%, 05/01/2018	25	30	6.50%, 09/01/2036(g)	122	138
			7.50%, 05/01/2035(g)	16	19
			8.00%, 08/01/2032(g)	16	20
Software - 0.05%			8.50%, 08/01/2031(g)	17	21
Fiserv Inc			12.00%, 07/01/2013(g)	1	1
3.13%, 06/15/2016	30	31			$ 2,321

Sovereign - 0.37%			Federal National Mortgage Association (FNMA) - 6.07%
			2.39%, 05/01/2035(f),(g)	83	88
Brazilian Government International Bond			4.00%, 11/01/2041(g)	84	89
4.88%, 01/22/2021	100	113	4.00%, 12/01/2041(g)	348	366
Mexico Government International Bond			4.50%, 09/01/2022(g)	104	112
3.63%, 03/15/2022	100	102	4.50%, 08/01/2040(g)	48	52
		$ 215	4.50%, 07/01/2041(g)	239	255
Telecommunications - 0.31%			4.50%, 07/01/2041(g)	543	583
AT&T Inc			4.50%, 08/01/2041(g)	68	73
3.88%, 08/15/2021	50	53	4.50%, 10/01/2041(g)	117	124
6.30%, 01/15/2038	10	12	4.84%, 07/01/2039(f),(g)	113	121
Deutsche Telekom International Finance BV			5.00%, 04/01/2039(g)	63	69
8.75%, 06/15/2030(f)	20	27	5.00%, 03/01/2041(g)	324	353
Verizon Communications Inc			5.50%, 05/01/2037(g)	363	399
4.60%, 04/01/2021	20	22	5.50%, 02/01/2038(g)	347	382
8.95%, 03/01/2039	25	39	6.00%, 01/01/2038(g)	196	216
Vivendi SA			6.50%, 12/01/2032(g)	164	186
6.63%, 04/04/2018(d)	25	28	7.00%, 04/01/2023(g)	1	1
		$ 181	7.50%, 08/01/2037(g)	31	37
TOTAL BONDS		$ 8,169	8.00%, 04/01/2033(g)	16	19
	Principal		8.50%, 09/01/2039(g)	16	19
MUNICIPAL BONDS - 0.40%	Amount (000's)	Value (000's)			$ 3,544
			Government National Mortgage Association (GNMA) -
California - 0.09%			2.68%
State of California			3.50%, 04/01/2042(h)	255	266
6.65%, 03/01/2022	$ 45	$ 54	4.00%, 04/01/2042(h)	500	537
			4.00%, 04/01/2042	480	515
Georgia - 0.13%			4.50%, 04/15/2039	129	140
Municipal Electric Authority of Georgia			4.50%, 08/15/2039	98	107
6.64%, 04/01/2057	25	28			$ 1,565

6.66%, 04/01/2057	40	45	U.S. Treasury - 14.56%
		$ 73	0.50%, 11/15/2013	885	888
Illinois - 0.08%			0.50%, 08/15/2014	250	250
Chicago Transit Authority			1.25%, 08/31/2015	1,800	1,838
6.20%, 12/01/2040	30	34	1.75%, 03/31/2014	1,070	1,100
City of Chicago IL O'Hare International			2.25%, 01/31/2015	1,721	1,805
Airport Revenue			2.25%, 03/31/2016	230	243
6.40%, 01/01/2040	10	12	2.50%, 04/30/2015	205	217
		$ 46	3.00%, 09/30/2016	560	611
			3.13%, 11/15/2041	70	67
New York - 0.10%			3.50%, 02/15/2039	700	727
City of New York NY			3.63%, 08/15/2019	110	125
5.97%, 03/01/2036	25	31	3.88%, 08/15/2040	280	310
			5.25%, 11/15/2028	100	131

See accompanying notes

10

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
U.S. GOVERNMENT & GOVERNMENT	Principal		cost of investments held as of the period end were as follows:
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)			Unrealized Appreciation	$ 3,831
6.50%, 11/15/2026	$ 130	$ 188	Unrealized Depreciation	(1,633)
		$ 8,500	Net Unrealized Appreciation (Depreciation)	$ 2,198
			Cost for federal income tax purposes	$ 57,362
U.S. Treasury Bill - 2.60%
0.07%, 04/12/2012(i)	1,000	1,000
0.09%, 06/07/2012(i)	500	500	All dollar amounts are shown in thousands (000's)
0.14%, 08/30/2012(i)	20	20
			Portfolio Summary (unaudited)
		$ 1,520	Sector	Percent
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Government	18.69%
OBLIGATIONS		$ 17,450	Financial	15.73%
	Maturity		Mortgage Securities	14.04%
REPURCHASE AGREEMENTS - 2.42%	Amount (000's)	Value (000's)	Consumer, Non-cyclical	13.38%
Banks - 2.42%			Technology	8.31%
Investment in Joint Trading Account; Credit	$ 247	$ 247	Energy	6.51%
Suisse Repurchase Agreement; 0.07%			Communications	6.35%
dated 03/30/12 maturing 04/02/12			Industrial	6.27%
(collateralized by US Government			Consumer, Cyclical	5.43%
Securities; $252,405; 4.25% - 8.75%; dated			Basic Materials	2.98%
08/15/20 - 08/15/39)			Utilities	2.41%
Investment in Joint Trading Account; Deutsche	136	136	Asset Backed Securities	0.65%
Bank Repurchase Agreement; 0.10% dated			Exchange Traded Funds	0.63%
03/30/12 maturing 04/02/12 (collateralized			Revenue Bonds	0.26%
by US Government Securities; $139,006;			Diversified	0.25%
0.00% - 2.50%; dated 06/29/12 - 09/15/29)			General Obligation Unltd	0.14%
Investment in Joint Trading Account; JP	287	287	Liabilities in Excess of Other Assets, Net	(2.03)%
Morgan Repurchase Agreement; 0.04%			TOTAL NET ASSETS	100.00%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $292,643; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	251	251
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $256,063; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	492	492
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $501,458; 0.00% - 8.13%; dated
05/01/12 - 09/15/39)
		$ 1,413
TOTAL REPURCHASE AGREEMENTS		$ 1,413
Total Investments		$ 59,560
Liabilities in Excess of Other Assets, Net - (2.03)%		$ (1,184)
TOTAL NET ASSETS - 100.00%		$ 58,376

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $176 or 0.30% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,883 or 3.23% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate. Rate shown is in effect at March 31, 2012.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(i)	Rate shown is the discount rate of the original purchase.

See accompanying notes

11

Schedule of Investments
Asset Allocation Account
March 31, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG		04/19/2012	76,923 $	80	$ 79	$ (1)
British Pound	Goldman Sachs & Co		04/19/2012	88,248	138	141	3
British Pound	UBS Securities		04/19/2012	112,983	177	181	4
Euro	Deutsche Bank AG		04/19/2012	283,908	373	379	6
Israeli Shekel	Royal Bank of Scotland PLC		04/19/2012	259,664	69	70	1
Japanese Yen	Northern Trust		04/19/2012	16,357,075	198	198	—
Japanese Yen	UBS Securities		04/19/2012	162,047,666	1,960	1,958	(2)
Mexican Peso	UBS Securities		04/19/2012	1,575,218	124	123	(1)
Norwegian Krone	JP Morgan Securities		04/04/2012	710,000	125	125	—
Singapore Dollar	JP Morgan Securities		04/19/2012	115,351	92	92	—
Singapore Dollar	UBS Securities		04/19/2012	63,637	51	51	—
Swedish Krona	JP Morgan Securities		04/19/2012	396,470	59	60	1
Swedish Krona	UBS Securities		04/05/2012	414,919	61	63	2
Swiss Franc	Goldman Sachs & Co		04/05/2012	50,988	55	56	1
Swiss Franc	UBS Securities		04/19/2012	189,410	206	210	4
Total							$ 18

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG		04/19/2012	678,878 $	710	$ 702	$ 8
Chilean Peso	State Street Financial		04/19/2012	836,682,968	1,718	1,710	8
Euro	Goldman Sachs & Co		04/19/2012	58,583	77	78	(1)
Euro	UBS Securities		04/19/2012	354,334	465	473	(8)
Hong Kong Dollar	Bank of New York Mellon		04/19/2012	3,837,801	494	494	—
Japanese Yen	Deutsche Bank AG		04/19/2012	40,287,193	488	487	1
Mexican Peso	Royal Bank of Scotland PLC		04/19/2012	2,744,407	216	214	2
Norwegian Krone	Goldman Sachs & Co		04/04/2012	351,036	63	62	1
Norwegian Krone	JP Morgan Securities		04/19/2012	566,136	99	99	—
Norwegian Krone	UBS Securities		04/04/2012	358,896	63	63	—
Swedish Krona	UBS Securities		04/05/2012	415,000	63	63	—
Swiss Franc	JP Morgan Securities		04/05/2012	51,000	56	57	(1)
Total							$ 10

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
CAC 40 10 Euro; April 2012		Long	4 $	188	$ 183		$ (5)
DAX Index: June 2012		Long	5	1,146		1,160	14
eMini MSCI Emerging Market; June 2012		Short	33	1,739		1,715	24
Euro Bund 10 Year Bund; June 2012		Short	3	553		554	(1)
Euro Stoxx 50; June 2012		Long	27	886		867	(19)
FTSE 100; June 2012		Long	4	372		367	(5)
FTSE MIB Index; June 2012		Long	5	543		525	(18)
Hang Seng Index; April 2012		Short	3	405		396	9
IBEX 35 Index; April 2012		Short	6	634		634	—
MSCI Singapore Index; April 2012		Long	3	164		165	1
S&P 500 Emini; June 2012		Long	13	904		912	8
S&P TSX 60 Index; June 2012		Short	12	1,701		1,696	5
SPI 200; June 2012		Long	7	765		788	23
TOPIX Index; June 2012		Long	20	1,989		2,071	82
US 2 Year Note; June 2012		Short	4	880		881	(1)
US 5 Year Note; June 2012		Short	63	7,745		7,720	25
US Ultra Bond; June 2012		Long	8	1,245		1,208	(37)
Yen Denom Nikkei; June 2012		Long	7	418		430	12
Total							$ 117

All dollar amounts are shown in thousands (000's)

See accompanying notes

12

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

COMMON STOCKS - 62.67%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.23%			Chemicals (continued)
General Dynamics Corp	4,794	$ 352	PPG Industries Inc	1,627	$ 156
Lockheed Martin Corp	2,969	267	WR Grace & Co (a)	726	42
Triumph Group Inc	900	56	Yara International ASA ADR	365	18
United Technologies Corp	6,083	505			$ 955

		$ 1,180	Commercial Services - 0.89%
Agriculture - 1.90%			H&E Equipment Services Inc (a)	1,060	20
British American Tobacco PLC ADR	586	59	Huron Consulting Group Inc (a)	1,050	39
Imperial Tobacco Group PLC ADR	423	35	ITT Educational Services Inc (a)	210	14
Lorillard Inc	2,056	266	Kenexa Corp (a)	1,335	42
Philip Morris International Inc	7,328	649	PAREXEL International Corp (a)	1,080	29
		$ 1,009	RPX Corp (a)	1,230	21
Airlines - 0.08%			Total System Services Inc	9,050	209

Alaska Air Group Inc (a)	1,200	43	Towers Watson & Co	1,446	95
					$ 469

			Computers - 5.81%
Automobile Manufacturers - 0.20%			Accenture PLC - Class A	3,776	244
Nissan Motor Co Ltd ADR	1,223	26	Apple Inc (a)	2,873	1,722
Toyota Motor Corp ADR	286	25	CACI International Inc (a)	730	45
Volkswagen AG ADR	767	25	DST Systems Inc	685	37
Volvo AB ADR	2,001	29	EMC Corp/MA (a)	11,132	333
		$ 105	Hewlett-Packard Co	1,640	39
Automobile Parts & Equipment - 0.15%			International Business Machines Corp	1,242	259
Lear Corp	1,411	66	Manhattan Associates Inc (a)	1,310	62
Standard Motor Products Inc	765	13	Synopsys Inc (a)	2,539	78
		$ 79	Western Digital Corp (a)	6,199	257
					$ 3,076
Banks - 4.98%
Australia & New Zealand Banking Group Ltd	899	22	Consumer Products - 0.17%
ADR			Prestige Brands Holdings Inc (a)	5,110	89
BB&T Corp	4,156	130
Canadian Imperial Bank of Commerce/Canada	336	26	Cosmetics & Personal Care - 0.07%
Citigroup Inc	4,917	180	Procter & Gamble Co/The	567	38
DBS Group Holdings Ltd ADR	526	24
Fifth Third Bancorp	4,414	62
Hancock Holding Co	780	28	Distribution & Wholesale - 0.45%
Home Bancshares Inc/AR	780	21	Genuine Parts Co	3,080	193
HSBC Holdings PLC ADR	614	27	Mitsubishi Corp ADR	285	14
JP Morgan Chase & Co	13,568	624	Sumitomo Corp ADR	2,344	34
KeyCorp	6,128	52			$ 241
Mitsubishi UFJ Financial Group Inc ADR	7,463	37
National Australia Bank Ltd ADR	938	24	Diversified Financial Services - 1.47%
National Bank of Canada	285	23	American Express Co	1,797	104
			Calamos Asset Management Inc	2,480	33
Standard Chartered PLC	782	19	Discover Financial Services	12,842	428
Sumitomo Mitsui Financial Group Inc ADR	4,384	29
Texas Capital Bancshares Inc (a)	1,270	44	Interactive Brokers Group Inc - A Shares	2,460	42
			Knight Capital Group Inc (a)	1,970	25
Toronto-Dominion Bank/The	353	30	ORIX Corp ADR	620	30
US Bancorp	19,042	603
Webster Financial Corp	1,730	39	SLM Corp	7,442	117
Wells Fargo & Co	17,343	592			$ 779
		$ 2,636	Electric - 1.02%
			Ameren Corp	2,101	68
Beverages - 0.98%			Avista Corp	1,750	45
Anheuser-Busch InBev NV ADR	427	31
Coca-Cola Co/The	2,297	170	CLP Holdings Ltd ADR	1,995	17
Constellation Brands Inc (a)	13,449	317	Consolidated Edison Inc	736	43
			DTE Energy Co	1,452	80
		$ 518	Duke Energy Corp	1,393	29
Biotechnology - 0.67%			FirstEnergy Corp	3,919	179
Amgen Inc	4,831	328	NV Energy Inc	2,775	45
Cubist Pharmaceuticals Inc (a)	350	15	Pinnacle West Capital Corp	781	37
Momenta Pharmaceuticals Inc (a)	692	11			$ 543

		$ 354	Electrical Components & Equipment - 0.90%
Chemicals - 1.80%			AMETEK Inc	4,710	228
Agrium Inc	130	11	Generac Holdings Inc (a)	1,650	41
BASF SE ADR	561	49	Hitachi Ltd ADR	688	45
CF Industries Holdings Inc	2,036	372	Hubbell Inc	2,053	161
Eastman Chemical Co	645	33			$ 475
Kronos Worldwide Inc	2,721	68

LyondellBasell Industries NV	2,112	92	Electronics - 1.00%
Monsanto Co	1,428	114	FEI Co (a)	970	48

See accompanying notes

13

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electronics (continued)			Internet (continued)
Honeywell International Inc	1,514	$ 92	TIBCO Software Inc (a)	1,290	$ 39
Tyco International Ltd	6,937	390			$ 947

		$ 530	Investment Companies - 0.04%
Engineering & Construction - 0.49%			Ares Capital Corp	1,431	23
KBR Inc	6,963	248
Mistras Group Inc (a)	480	11
			Iron & Steel - 0.03%
		$ 259	Schnitzer Steel Industries Inc	450	18
Food - 1.45%
Danone ADR	1,397	19	Leisure Products & Services - 0.03%
Diamond Foods Inc	900	21	Sega Sammy Holdings Inc ADR	2,694	14
Fresh Del Monte Produce Inc	1,350	31
Kroger Co/The	12,385	300
Nestle SA ADR	997	63	Machinery - Construction & Mining - 0.33%
Smithfield Foods Inc (a)	4,103	90	Atlas Copco AB ADR	884	22
Tyson Foods Inc	11,644	223	Caterpillar Inc	1,431	152
Unilever NV - NY shares	637	22			$ 174

		$ 769	Machinery - Diversified - 0.14%
Forest Products & Paper - 0.30%			Gardner Denver Inc	432	27
Domtar Corp	313	30	Robbins & Myers Inc	900	47
International Paper Co	3,613	127			$ 74

		$ 157	Media - 2.30%
Gas - 0.30%			CBS Corp	12,447	422
National Grid PLC ADR	561	28	Comcast Corp - Class A	18,074	543
NiSource Inc	5,312	130	McGraw-Hill Cos Inc/The	1,177	57
		$ 158	News Corp - Class A	2,950	58
			Sinclair Broadcast Group Inc	1,740	19
Healthcare - Products - 0.16%			Time Warner Cable Inc	789	64
Cepheid Inc (a)	150	6	Viacom Inc	1,180	56
Orthofix International NV (a)	1,030	39
Symmetry Medical Inc (a)	5,540	39			$ 1,219
		$ 84	Metal Fabrication & Hardware - 0.08%
			RBC Bearings Inc (a)	890	41
Healthcare - Services - 2.03%
Aetna Inc	4,275	214
HealthSouth Corp (a)	2,460	50	Mining - 0.90%
Humana Inc	2,659	246	Anglo American PLC ADR	1,259	24
Magellan Health Services Inc (a)	830	41	Barrick Gold Corp	389	17
UnitedHealth Group Inc	8,084	477	BHP Billiton Ltd ADR	556	40
WellCare Health Plans Inc (a)	680	49	Freeport-McMoRan Copper & Gold Inc	7,371	281
		$ 1,077	Newmont Mining Corp	994	51
			Rio Tinto PLC ADR	775	43
Holding Companies - Diversified - 0.06%			Stillwater Mining Co (a)	1,520	19
Primoris Services Corp	1,328	22			$ 475
Swire Pacific Ltd ADR	1,012	11
		$ 33	Miscellaneous Manufacturing - 0.55%
			AZZ Inc	910	47
Home Furnishings - 0.05%			Colfax Corp (a)	1,600	57
Whirlpool Corp	365	28	Dover Corp	949	60
			General Electric Co	3,349	67
Insurance - 1.38%			Siemens AG ADR	307	31
			Smith & Wesson Holding Corp (a)	3,910	30
ACE Ltd	2,811	206
Aflac Inc	894	41			$ 292
Amtrust Financial Services Inc	669	18	Office & Business Equipment - 0.03%
Assured Guaranty Ltd	1,179	20	Canon Inc ADR	367	17
Berkshire Hathaway Inc - Class B (a)	341	28
Montpelier Re Holdings Ltd ADR	2,090	40
Protective Life Corp	2,172	64	Oil & Gas - 5.94%
Prudential Financial Inc	1,199	76	Berry Petroleum Co	900	42
Reinsurance Group of America Inc	2,409	143	BG Group PLC ADR	1,515	35
Sampo OYJ ADR	1,825	26	Canadian Natural Resources Ltd	587	19
Torchmark Corp	722	36	Chevron Corp	3,598	386
Zurich Financial Services AG ADR(a)	1,259	34	ConocoPhillips	4,748	361
		$ 732	Denbury Resources Inc (a)	13,430	245
			Devon Energy Corp	4,346	309
Internet - 1.79%			Energy XXI Bermuda Ltd (a)	1,790	65
Ancestry.com Inc (a)	1,525	35	Exxon Mobil Corp	7,208	625
Google Inc (a)	246	158	Helmerich & Payne Inc	3,819	206
IAC/InterActiveCorp	8,984	441	Marathon Oil Corp	12,530	397
Liquidity Services Inc (a)	470	21	Noble Energy Inc	804	79
Symantec Corp (a)	13,523	253

See accompanying notes

14

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			Retail (continued)
Occidental Petroleum Corp	618	$ 59	CVS Caremark Corp	5,091	$ 228
Parker Drilling Co (a)	3,686	22	Dillard's Inc	814	51
Pioneer Natural Resources Co	1,317	147	Foot Locker Inc	5,748	178
Royal Dutch Shell PLC ADR	217	15	GameStop Corp	1,646	36
Royal Dutch Shell PLC - B shares ADR	437	31	Home Depot Inc/The	8,185	412
Seadrill Ltd	717	27	Liz Claiborne Inc (a)	4,270	57
Statoil ASA ADR	459	12	Lowe's Cos Inc	2,766	87
Total SA ADR	747	38	Macy's Inc	9,364	372
Valero Energy Corp	990	26	PetSmart Inc	1,570	90
		$ 3,146	Pier 1 Imports Inc	1,270	23
			Red Robin Gourmet Burgers Inc (a)	1,850	69
Oil & Gas Services - 0.83%			Sally Beauty Holdings Inc (a)	2,450	61
Key Energy Services Inc (a)	1,450	22
National Oilwell Varco Inc	4,482	356	Tim Hortons Inc	759	41

Superior Energy Services Inc (a)	1,508	40	Wal-Mart Stores Inc	3,252	199
Technip SA ADR	696	21			$ 2,369
		$ 439	Savings & Loans - 0.11%

Pharmaceuticals - 4.67%			Oritani Financial Corp	4,110	60
Abbott Laboratories	1,517	93
AmerisourceBergen Corp	4,974	197	Semiconductors - 1.59%
Array Biopharma Inc (a)	3,650	12	Applied Materials Inc	4,677	58
AstraZeneca PLC ADR	699	31	ARM Holdings PLC ADR	658	19
Cardinal Health Inc	684	29	Broadcom Corp (a)	4,332	170
Eli Lilly & Co	2,594	104	Entegris Inc (a)	5,040	47
Endo Pharmaceuticals Holdings Inc (a)	6,085	236	Intel Corp	4,589	129
Forest Laboratories Inc (a)	5,871	204	Lattice Semiconductor Corp (a)	7,070	45
GlaxoSmithKline PLC ADR	325	15	LSI Corp (a)	21,171	184
Herbalife Ltd	889	61	Novellus Systems Inc (a)	1,781	89
Johnson & Johnson	180	12	ON Semiconductor Corp (a)	2,856	26
McKesson Corp	2,815	247	Teradyne Inc (a)	2,132	36
Merck & Co Inc	205	8	Texas Instruments Inc	1,114	37
Novartis AG ADR	606	33	Tower Semiconductor Ltd - Warrants (a),(b)	1,587	—
Novo Nordisk A/S ADR	351	49			$ 840
Pfizer Inc	37,633	853
Questcor Pharmaceuticals Inc (a)	300	11	Software - 2.09%
			BMC Software Inc (a)	4,247	171
Roche Holding AG ADR	822	36
Salix Pharmaceuticals Ltd (a)	510	27	CA Inc	1,898	52
			Microsoft Corp	14,302	461
Shire PLC ADR	232	22	MModal Inc (a)	2,507	26
Vivus Inc (a)	210	5
Watson Pharmaceuticals Inc (a)	2,830	190	Oracle Corp	3,542	103
			SAP AG ADR	625	44
		$ 2,475	VMware Inc (a)	2,207	248
Pipelines - 0.09%					$ 1,105
Enbridge Inc	621	24

TransCanada Corp	540	23	Telecommunications - 2.20%
			Arris Group Inc (a)	5,000	56
		$ 47	AT&T Inc	3,354	105
Real Estate - 0.07%			BT Group PLC ADR	900	33
Brookfield Asset Management Inc	1,164	37	Chorus Ltd ADR(a)	1,376	21
			Cisco Systems Inc	23,538	498
			Consolidated Communications Holdings Inc	1,780	35
REITS - 2.36%			Motorola Solutions Inc	806	41
American Tower Corp	3,431	216	Nippon Telegraph & Telephone Corp ADR	856	19
Camden Property Trust	798	53	NTT DoCoMo Inc ADR	1,166	19
Coresite Realty Corp	895	21	Plantronics Inc	1,300	52
Douglas Emmett Inc	6,464	147	RF Micro Devices Inc (a)	3,730	19
EastGroup Properties Inc	960	48	Telenor ASA ADR	290	16
Essex Property Trust Inc	619	94	Verizon Communications Inc	5,412	207
Post Properties Inc	970	46	Vodafone Group PLC ADR	1,620	45
PS Business Parks Inc	590	39			$ 1,166
Public Storage	1,214	168
Retail Opportunity Investments Corp	4,770	57	Transportation - 0.92%
Simon Property Group Inc	2,465	359	Canadian National Railway Co	499	40
		$ 1,248	CSX Corp	11,752	253
Retail 4.47%			Union Pacific Corp	1,818	195

AutoZone - Inc (a)	403	150			$ 488
Bed Bath & Beyond Inc (a)	1,400	92	Water - 0.12%
Big Lots Inc (a)	783	34	American Water Works Co Inc	1,508	51
Brinker International Inc	5,058	139	United Utilities Group PLC ADR	763	15
Cie Financiere Richemont SA ADR	4,430	27			$ 66
Conn's Inc (a)	1,510	23	TOTAL COMMON STOCKS		$ 33,196

See accompanying notes

15

Schedule of Investments Balanced Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS - 21.10%	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Advertising - 0.12%				Banks (continued)
Interpublic Group of Cos Inc/The				Capital One Financial Corp
4.00%, 03/15/2022	$ 5	$ 5		2.15%, 03/23/2015	$ 50	$ 50
6.25%, 11/15/2014	5	5		CIT Group Inc
10.00%, 07/15/2017	40	46		5.25%, 03/15/2018	5	5
Lamar Media Corp				7.00%, 05/02/2017(c)	35	35
5.88%, 02/01/2022(c)	5	5		Citigroup Inc
		$ 61		2.65%, 03/02/2015	40	40
				4.59%, 12/15/2015	20	21
Aerospace & Defense - 0.02%				5.13%, 05/05/2014	10	11
BE Aerospace Inc				5.38%, 08/09/2020	5	5
5.25%, 04/01/2022	5	5		5.50%, 10/15/2014	10	11
Lockheed Martin Corp				5.88%, 01/30/2042	15	16
4.85%, 09/15/2041	5	5		6.13%, 05/15/2018	40	45
		$ 10		6.38%, 08/12/2014	50	54
Agriculture - 0.17%				City National Corp/CA
Altria Group Inc				5.25%, 09/15/2020	35	35
4.75%, 05/05/2021	35	38		Cooperatieve Centrale Raiffeisen-
9.95%, 11/10/2038	10	15		Boerenleenbank BA/Utrect
Philip Morris International Inc				3.38%, 01/19/2017	20	21
2.50%, 05/16/2016	15	16		3.88%, 02/08/2022	50	48
4.50%, 03/20/2042	15	15		Goldman Sachs Group Inc/The
Southern States Cooperative Inc				5.25%, 07/27/2021	50	50
11.25%, 05/15/2015(c)	5	5		5.75%, 01/24/2022	40	41
		$ 89		HBOS Capital Funding No2 LP
				6.07%, 06/29/2049(c),(e)	5	4
Airlines - 0.02%				HSBC Holdings PLC
UAL 2009-1 Pass Through Trust				4.00%, 03/30/2022	40	40
10.40%, 11/01/2016	4	4		JP Morgan Chase & Co
US Airways 2001-1G Pass Through Trust				1.88%, 03/20/2015	30	30
7.08%, 03/20/2021(d)	5	5		3.15%, 07/05/2016	25	26
		$ 9		4.25%, 10/15/2020	10	10
Automobile Asset Backed Securities - 0.61%				4.50%, 01/24/2022	10	10
Ally Auto Receivables Trust				5.40%, 01/06/2042	30	32
1.11%, 01/15/2015(e)	34	34		JP Morgan Chase Capital XX
AmeriCredit Automobile Receivables Trust				6.55%, 09/29/2036	20	20
0.91%, 10/08/2015(e)	50	50		Lloyds TSB Bank PLC
Mercedes-Benz Auto Lease Trust				4.20%, 03/28/2017	55	55
0.66%, 04/15/2014	30	30		Morgan Stanley
Nissan Auto Lease Trust				4.75%, 03/22/2017	50	50
0.40%, 07/15/2014(e)	25	25		6.25%, 08/28/2017	140	147
Santander Drive Auto Receivables Trust				PNC Financial Services Group Inc
				6.75%, 08/01/2049(e)	60	63
0.91%, 05/15/2015(e)	40	40
1.04%, 04/15/2014	143	144		PNC Funding Corp
		$ 323		5.25%, 11/15/2015	15	17
				Royal Bank of Scotland PLC/The
Automobile Floor Plan Asset Backed Securities - 0.19%				4.88%, 03/16/2015	100	104
Ford Credit Floorplan Master Owner Trust				Santander US Debt SAU
1.89%, 12/15/2014(c),(e)	100	101		2.99%, 10/07/2013(c)	100	100
						$ 1,496

Automobile Parts & Equipment - 0.01%				Beverages - 0.34%
Cooper Tire & Rubber Co				Anheuser-Busch InBev Worldwide Inc
8.00%, 12/15/2019	5	5		5.38%, 01/15/2020	25	29
				8.20%, 01/15/2039	5	8
Banks - 2.82%				Central American Bottling Corp
				6.75%, 02/09/2022(c)	5	5
Ally Financial Inc				Corp Lindley SA

5.50%, 02/15/2017	5	5		6.75%, 11/23/2021 (c)	10	11
8.00%, 03/15/2020	10	11
8.30%, 02/12/2015	10	11		6.75%, 11/23/2021	35	37
Associated Banc-Corp				Dr Pepper Snapple Group Inc
5.13%, 03/28/2016	55	58		2.90%, 01/15/2016	30	31
Bank of America Corp				Heineken NV
				3.40%, 04/01/2022(c),(f)	40	40
3.75%, 07/12/2016	10	10
3.88%, 03/22/2017	40	40		PepsiCo Inc
5.88%, 02/07/2042	10	10		4.00%, 03/05/2042	20	19
8.00%, 12/29/2049(e)	5	5				$ 180
BNP Paribas / BNP Paribas US Medium-Term				Biotechnology - 0.23%
Note Program LLC				Amgen Inc
1.47%, 06/11/2012(e)	150	150		5.15%, 11/15/2041	10	10

See accompanying notes			16

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Biotechnology (continued)			Computers (continued)
Genzyme Corp			Hewlett-Packard Co (continued)
5.00%, 06/15/2020	$ 15	$ 17	3.30%, 12/09/2016	$ 20	$ 21
Gilead Sciences Inc			4.65%, 12/09/2021	20	21
3.05%, 12/01/2016	10	10	iGate Corp
4.40%, 12/01/2021	30	32	9.00%, 05/01/2016	5	5
5.65%, 12/01/2041	20	21	Seagate HDD Cayman
Life Technologies Corp			6.88%, 05/01/2020	25	27
6.00%, 03/01/2020	25	29	7.75%, 12/15/2018	10	11
		$ 119	Spansion LLC
			7.88%, 11/15/2017	10	10
Building Materials - 0.06%					$ 163
Cimento Tupi SA
9.75%, 05/11/2018(c)	3	3	Consumer Products - 0.02%
CRH America Inc			Reynolds Group Issuer Inc / Reynolds Group
8.13%, 07/15/2018	25	30	Issuer LLC / Reynolds Group Issuer
		$ 33	(Luxembourg) S.A.
			9.88%, 08/15/2019(c)	13	13
Chemicals - 0.34%
CF Industries Inc
7.13%, 05/01/2020	75	89	Diversified Financial Services - 0.73%
Dow Chemical Co/The			Aircastle Ltd
4.25%, 11/15/2020	5	5	9.75%, 08/01/2018	15	17
7.38%, 11/01/2029	10	13	American Express Credit Corp
Ecolab Inc			2.80%, 09/19/2016	15	15
3.00%, 12/08/2016	15	16	Caterpillar Financial Services Corp
4.35%, 12/08/2021	25	27	1.75%, 03/24/2017	15	15
Mosaic Co/The			Credit Acceptance Corp
4.88%, 11/15/2041	15	15	9.13%, 02/01/2017	10	11
Potash Corp of Saskatchewan Inc			Ford Motor Credit Co LLC
5.88%, 12/01/2036	5	6	7.00%, 04/15/2015	45	49
Taminco Global Chemical Corp			General Electric Capital Corp
9.75%, 03/31/2020(c)	10	10	5.88%, 01/14/2038	10	11
		$ 181	6.15%, 08/07/2037	5	6
			6.38%, 11/15/2067(e)	55	56
Coal - 0.11%			Goldman Sachs Capital I
Alpha Natural Resources Inc			6.35%, 02/15/2034	40	37
6.25%, 06/01/2021	20	18	GT 2005 Bonds BV
Arch Coal Inc			6.00%, 07/21/2014(e)	5	5
7.00%, 06/15/2019(c)	5	5	GTP Acquisition Partners I LLC
7.25%, 06/15/2021(c)	5	4	4.35%, 06/15/2041(c)	20	21
8.75%, 08/01/2016	10	10	Icahn Enterprises LP / Icahn Enterprises
Consol Energy Inc			Finance Corp
8.00%, 04/01/2017	15	16	8.00%, 01/15/2018	10	10
Peabody Energy Corp			ILFC E-Capital Trust II
6.25%, 11/15/2021(c)	5	5	6.25%, 12/21/2065(c),(e)	5	4
		$ 58	International Lease Finance Corp
Commercial Services - 0.14%			5.65%, 06/01/2014	5	5
BakerCorp International Inc			6.25%, 05/15/2019	5	5
8.25%, 06/01/2019(c)	5	5	8.62%, 09/15/2015(e)	5	5
Emergency Medical Services Corp			8.63%, 01/15/2022	5	6
8.13%, 06/01/2019	5	5	Merrill Lynch & Co Inc
ERAC USA Finance LLC			6.40%, 08/28/2017	10	11
2.75%, 03/15/2017(c)	10	10	National Rural Utilities Cooperative Finance
5.63%, 03/15/2042(c)	10	10	Corp
Hertz Corp/The			1.90%, 11/01/2015	30	31
6.75%, 04/15/2019(c)	5	5	Scottrade Financial Services Inc
			6.13%, 07/11/2021(c)	30	29
RSC Equipment Rental Inc/RSC Holdings III
LLC			SquareTwo Financial Corp
8.25%, 02/01/2021	10	11	11.63%, 04/01/2017	5	5
10.00%, 07/15/2017(c)	10	12	Syngenta Finance NV
UR Financing Escrow Corp			3.13%, 03/28/2022	30	30
5.75%, 07/15/2018(c)	5	5	4.38%, 03/28/2042	5	5
7.63%, 04/15/2022(c)	10	10			$ 389
		$ 73	Electric - 0.93%
Computers - 0.31%			Baltimore Gas & Electric Co
Affiliated Computer Services Inc			5.90%, 10/01/2016	25	29
5.20%, 06/01/2015	35	38	CMS Energy Corp
Hewlett-Packard Co			5.05%, 03/15/2022	20	20
2.60%, 09/15/2017	15	15	Commonwealth Edison Co
3.00%, 09/15/2016	15	15	5.80%, 03/15/2018	15	18

See accompanying notes

17

Schedule of Investments Balanced Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Entertainment (continued)
Dominion Resources Inc/VA				Peninsula Gaming LLC / Peninsula Gaming
2.25%, 09/01/2015	$ 5	$ 5		Corp
DTE Energy Co				8.38%, 08/15/2015	$ 15	$ 16
6.38%, 04/15/2033	20	24		10.75%, 08/15/2017	15	17
Duke Energy Carolinas LLC				Regal Entertainment Group
4.25%, 12/15/2041	5	5		9.13%, 08/15/2018	10	11
Duke Energy Corp				WMG Acquisition Corp
3.35%, 04/01/2015	20	21		9.50%, 06/15/2016(c)	5	5
3.55%, 09/15/2021	25	26		11.50%, 10/01/2018(c)	15	16
Edison International				WMG Holdings Corp
3.75%, 09/15/2017	10	11		13.75%, 10/01/2019(c)	5	5
Edison Mission Energy						$ 91
7.00%, 05/15/2017	5	3
Elwood Energy LLC				Environmental Control - 0.12%
8.16%, 07/05/2026	20	21		Clean Harbors Inc
Energy Future Holdings Corp				7.63%, 08/15/2016	4	4
9.75%, 10/15/2019	14	14		EnergySolutions Inc / EnergySolutions LLC
Energy Future Intermediate Holding Co LLC				10.75%, 08/15/2018	10	10
9.75%, 10/15/2019	11	11		Republic Services Inc
FirstEnergy Corp				3.80%, 05/15/2018	25	27
7.38%, 11/15/2031	15	19		Waste Management Inc
Florida Power & Light Co				4.60%, 03/01/2021	20	22
4.13%, 02/01/2042	5	5				$ 63
5.65%, 02/01/2037	5	6		Food - 0.27%
Kentucky Utilities Co				Del Monte Corp
5.13%, 11/01/2040	20	23		7.63%, 02/15/2019	15	15
Mirant Mid Atlantic Pass Through Trust C				Delhaize Group SA
10.06%, 12/30/2028	24	25		5.70%, 10/01/2040	5	5
Nevada Power Co				Dole Food Co Inc
5.38%, 09/15/2040	5	6		13.88%, 03/15/2014	5	6
NRG Energy Inc				Kraft Foods Inc
8.25%, 09/01/2020	5	5		5.38%, 02/10/2020	15	17
Oncor Electric Delivery Co LLC				6.25%, 06/01/2012	13	13
5.00%, 09/30/2017	5	6		6.50%, 11/01/2031	20	24
5.25%, 09/30/2040	10	10		6.50%, 02/09/2040	30	37
PacifiCorp				Pinnacle Foods Finance LLC / Pinnacle Foods
3.85%, 06/15/2021	35	37		Finance Corp
PPL Electric Utilities Corp				8.25%, 09/01/2017	5	5
3.00%, 09/15/2021	5	5		Safeway Inc
PPL WEM Holdings PLC				3.40%, 12/01/2016	20	21
3.90%, 05/01/2016(c)	25	26				$ 143
Progress Energy Inc
4.40%, 01/15/2021	20	22		Forest Products & Paper - 0.04%
Public Service Co of Colorado				Exopack Holding Corp
4.75%, 08/15/2041	15	16		10.00%, 06/01/2018	15	16
Puget Energy Inc				Sappi Papier Holding GmbH
6.00%, 09/01/2021	5	5		7.50%, 06/15/2032(c)	5	4
San Diego Gas & Electric Co						$ 20
3.00%, 08/15/2021	20	20		Healthcare - Products - 0.29%
4.30%, 04/01/2042	5	5		Angiotech Pharmaceuticals Inc
5.35%, 05/15/2040	5	6		5.00%, 12/01/2013(e)	20	18
Southern California Edison Co				Baxter International Inc
4.05%, 03/15/2042	15	14		1.85%, 01/15/2017	15	15
Virginia Electric and Power Co				Becton Dickinson and Co
2.95%, 01/15/2022	25	25		1.75%, 11/08/2016	10	10
		$ 494		3.13%, 11/08/2021	15	15
Electronics - 0.02%				Biomet Inc
Thermo Fisher Scientific Inc				10.38%, 10/15/2017	5	6
2.25%, 08/15/2016	5	5		Covidien International Finance SA
Viasystems Inc				2.80%, 06/15/2015	40	42
12.00%, 01/15/2015(c)	5	6		Medtronic Inc
		$ 11		3.13%, 03/15/2022	40	40
				4.50%, 03/15/2042	10	10
Entertainment - 0.17%						$ 156
CCM Merger Inc
9.13%, 05/01/2019(c)	10	10		Healthcare - Services - 0.29%
Lions Gate Entertainment Inc				AMERIGROUP Corp
10.25%, 11/01/2016(c)	10	11		7.50%, 11/15/2019	10	11
				Centene Corp
				5.75%, 06/01/2017	15	16
accompanying notes			18

See

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)			Iron & Steel (continued)
Cigna Corp			ArcelorMittal
5.38%, 02/15/2042	$ 5	$ 5	3.75%, 02/25/2015	$ 25	$ 25
Fresenius Medical Care US Finance II Inc			6.75%, 03/01/2041	5	5
5.88%, 01/31/2022(c)	5	5			$ 35
HCA Inc
7.25%, 09/15/2020	35	38	Lodging - 0.23%
Health Management Associates Inc			Caesars Entertainment Operating Co Inc
7.38%, 01/15/2020(c)	5	5	11.25%, 06/01/2017	15	16
Highmark Inc			Mandalay Resort Group
4.75%, 05/15/2021(c)	25	25	7.63%, 07/15/2013	5	5
Multiplan Inc			MGM Resorts International
9.88%, 09/01/2018(c)	30	32	7.50%, 06/01/2016	5	5
			8.63%, 02/01/2019(c)	5	5
Radnet Management Inc
10.38%, 04/01/2018	5	5	10.00%, 11/01/2016	5	6
Roche Holdings Inc			Wyndham Worldwide Corp
7.00%, 03/01/2039(c)	10	14	2.95%, 03/01/2017	25	25
		$ 156	4.25%, 03/01/2022	20	20
			5.63%, 03/01/2021	25	27
Home Equity Asset Backed Securities - 0.27%			7.38%, 03/01/2020	10	12
Countrywide Asset-Backed Certificates					$ 121
5.51%, 08/25/2036	21	20
Option One Mortgage Loan Trust			Machinery - Construction & Mining - 0.03%
0.34%, 07/25/2036(e)	81	40	Caterpillar Inc
Specialty Underwriting & Residential			5.20%, 05/27/2041	15	17
Finance
1.01%, 02/25/2035(e)	21	19	Media - 1.12%
Wells Fargo Home Equity Trust			Cablevision Systems Corp
0.53%, 10/25/2035(e)	67	66	8.00%, 04/15/2020	5	5
		$ 145	CBS Corp
			3.38%, 03/01/2022	5	5
Insurance - 0.55%			5.75%, 04/15/2020	15	17
Aflac Inc			Clear Channel Worldwide Holdings Inc

2.65%, 02/15/2017	20	20	7.63%, 03/15/2020 (c)	5	5
Allstate Corp/The
5.20%, 01/15/2042	10	11	Comcast Corp
			4.95%, 06/15/2016	20	23
American International Group Inc			5.90%, 03/15/2016	20	23
3.00%, 03/20/2015	25	25
3.80%, 03/22/2017	20	20	6.40%, 03/01/2040	5	6
			6.45%, 03/15/2037	25	30
4.25%, 09/15/2014	55	57	6.50%, 01/15/2017	10	12
4.88%, 09/15/2016	45	48
CNO Financial Group Inc			DIRECTV Holdings LLC / DIRECTV
9.00%, 01/15/2018(c)	5	5	Financing Co Inc
			2.40%, 03/15/2017(c)	90	89
Hanover Insurance Group Inc/The			3.80%, 03/15/2022(c)	35	35
6.38%, 06/15/2021	20	21	4.60%, 02/15/2021	10	11

Liberty Mutual Group Inc			5.15%, , 03/15/2042 (c)	10	10
5.00%, 06/01/2021(c)	15	15
7.00%, 03/15/2037(c),(e)	10	9	5.88%, 10/01/2019	15	17
Lincoln National Corp			7.63%, 05/15/2016	20	21
			DISH DBS Corp
5.65%, 08/27/2012	20	20	6.75%, 06/01/2021	5	5
6.15%, 04/07/2036	15	16
7.00%, 05/17/2066(e)	5	5	7.75%, 05/31/2015	10	11
			7.88%, 09/01/2019	15	17
Prudential Financial Inc			NBCUniversal Media LLC
4.50%, 11/16/2021	5	5
Willis Group Holdings PLC			5.15%, 04/30/2020	55	62
			News America Inc
5.75%, 03/15/2021	10	11	4.50%, 02/15/2021	30	32
XL Group PLC
6.50%, 12/31/2049(e)	5	4	6.15%, 02/15/2041	10	12
			6.20%, 12/15/2034	25	28
		$ 292	Time Warner Cable Inc
Internet - 0.07%			4.00%, 09/01/2021	25	26
Equinix Inc			5.50%, 09/01/2041	25	26
7.00%, 07/15/2021	10	11	Time Warner Inc
Open Solutions Inc			4.00%, 01/15/2022	10	10
9.75%, 02/01/2015(c)	15	13	5.38%, 10/15/2041	5	5
Zayo Group LLC/Zayo Capital Inc			7.63%, 04/15/2031	5	6
10.25%, 03/15/2017	10	11	Univision Communications Inc
		$ 35	7.88%, 11/01/2020(c)	5	5
			8.50%, 05/15/2021(c)	20	20
Iron & Steel - 0.07%			Viacom Inc
AK Steel Corp			6.88%, 04/30/2036	10	13
8.38%, 04/01/2022	5	5

See accompanying notes

19

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Media (continued)			Mortgage Backed Securities (continued)
Videotron Ltee			Credit Suisse Mortgage Capital Certificates
5.00%, 07/15/2022(c)	$ 5	$ 5	(continued)
		$ 592	5.63%, 06/10/2049(c),(e)	$ 50	$ 52
			Fannie Mae
Mining - 0.31%			3.81%, 02/25/2037(e)	62	3
Alcoa Inc			5.76%, 06/25/2018(e)	195	19
5.40%, 04/15/2021	15	16	6.01%, 03/25/2024(e)	130	12
AngloGold Ashanti Holdings PLC			6.50%, 02/25/2047	19	22
5.38%, 04/15/2020	10	10	6.51%, 11/25/2036(e)	67	10
BHP Billiton Finance USA Ltd			6.71%, 04/25/2039(e)	9	10
1.13%, 11/21/2014	15	15	7.63%, 03/25/2039(e)	10	11
4.13%, 02/24/2042	20	19	Freddie Mac
FMG Resources August 2006 Pty Ltd			0.84%, 08/15/2018(e)	30	30
6.88%, 02/01/2018(c)	10	10	3.50%, 02/15/2025(e)	668	67
8.25%, 11/01/2019(c)	5	5	3.50%, 03/15/2027(e)	100	12
Rio Tinto Finance USA Ltd			6.26%, 07/15/2041(e)	192	38
1.88%, 11/02/2015	10	10	Ginnie Mae
Rio Tinto Finance USA PLC			5.00%, 10/16/2022(e)	73	6
2.00%, 03/22/2017	30	30	7.15%, 01/16/2032(e)	395	83
4.75%, 03/22/2042	15	15	Greenwich Capital Commercial Funding
Southern Copper Corp			Corp
6.75%, 04/16/2040	5	6	5.44%, 03/10/2039(e)	60	66
Vale Overseas Ltd			GS Mortgage Securities Corp II
4.38%, 01/11/2022	5	5	5.79%, 08/10/2045(e)	50	56
4.63%, 09/15/2020	8	9	JP Morgan Chase Commercial Mortgage
Volcan Cia Minera SAA			Securities Corp
5.38%, 02/02/2022(c)	4	4	5.34%, 06/12/2041(e)	46	47
Xstrata Finance Canada Ltd			LB-UBS Commercial Mortgage Trust
3.60%, 01/15/2017(c)	10	10
			4.74%, 07/15/2030	85	92
		$ 164	6.23%, 07/17/2040(e)	50	28
Miscellaneous Manufacturing - 0.24%			Morgan Stanley Capital I
Textron Inc			5.60%, 04/12/2049(e)	25	27
6.20%, 03/15/2015	10	11	5.60%, 04/12/2049(e)	103	107
Tyco Electronics Group SA			NCUA Guaranteed Notes
1.60%, 02/03/2015	15	15	2.90%, 10/29/2020	80	84
Tyco International Finance SA
3.50%, 02/03/2022	25	24	RBSCF Trust
			5.79%,09/17/2039(c),(e)	50	53
4.13%, 10/15/2014	10	11	Wachovia Bank Commercial Mortgage Trust
6.00%, 11/15/2013	10	11	0.44%, 12/15/2043(c),(e)	50	35
Tyco International Ltd / Tyco International			5.68%, 05/15/2046(e)	110	125
Finance SA			5.90%, 02/15/2051(e)	55	61
7.00%, 12/15/2019	45	55	WAMU Commercial Mortgage Securities Trust

		$ 127
			3.83%, 01/25/2035(c)	1	1
Mortgage Backed Securities - 3.22%			WaMu Mortgage Pass Through Certificates
Banc of America Funding Corp			2.56%, 05/25/2035(e)	3	3
0.52%, 07/20/2036(e)	116	74	Washington Mutual Alternative Mortgage
Banc of America Merrill Lynch Commercial			Pass-Through Certificates
Mortgage Inc			0.52%, 06/25/2046(e)	22	1
5.89%, 07/10/2044	15	17			$ 1,708
BCRR Trust
5.86%, 12/15/2043(c)	25	26	Office & Business Equipment - 0.03%
Citigroup Commercial Mortgage Trust			Xerox Corp
5.62%, 12/10/2049(e)	21	21	6.75%, 02/01/2017	15	17
Citigroup/Deutsche Bank Commercial
Mortgage Trust			Oil & Gas - 1.33%
5.23%, 07/15/2044(e)	25	28	Anadarko Petroleum Corp
5.62%, 10/15/2048	50	56	5.95%, 09/15/2016	35	40
Commercial Mortgage Pass Through			6.20%, 03/15/2040	25	28
Certificates			BP Capital Markets PLC
5.75%, 06/10/2046(e)	85	96	3.13%, 10/01/2015	35	37
Countrywide Asset-Backed Certificates			Canadian Natural Resources Ltd
0.64%, 04/25/2036(e)	61	—	5.70%, 05/15/2017	15	18
Credit Suisse First Boston Mortgage Securities			Chaparral Energy Inc
Corp			8.25%, 09/01/2021	5	5
0.78%, 11/15/2037(c),(e)	998	17	8.88%, 02/01/2017(e)	5	5
5.23%, 12/15/2040(e)	90	99	9.88%, 10/01/2020	10	11
Credit Suisse Mortgage Capital Certificates			Chesapeake Energy Corp
5.34%, 12/15/2043(c),(e)	25	25	6.13%, 02/15/2021	10	10
5.47%, 09/15/2039	80	88

See accompanying notes

20

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Concho Resources Inc			SESI LLC
7.00%, 01/15/2021	$ 10	$ 11	6.38%, 05/01/2019	$ 5	$ 5
ConocoPhillips			7.13%, 12/15/2021(c)	5	6
5.75%, 02/01/2019	15	18	Weatherford International Ltd/Bermuda
Denbury Resources Inc			7.00%, 03/15/2038	10	11
8.25%, 02/15/2020	5	6			$ 125
9.75%, 03/01/2016	5	6
Devon Energy Corp			Other Asset Backed Securities - 1.63%
2.40%, 07/15/2016	15	15	Ameriquest Mortgage Securities Inc
			0.54%, 03/25/2035(e)	2	2
Gazprom OAO Via Gaz Capital SA			Carrington Mortgage Loan Trust

8.63%, 04/28/2034	40	50	0.52%, 12/25/2035 (e)	275	265
Hilcorp Energy I LP/Hilcorp Finance Co
7.63%, 04/15/2021(c)	15	16	Citigroup Mortgage Loan Trust Inc
			0.39%, 03/25/2037(e)	65	61
Linn Energy LLC/Linn Energy Finance Corp
6.50%, 05/15/2019(c)	5	5	Countrywide Asset-Backed Certificates
			0.49%, 03/25/2036(b),(e)	102	61
7.75%, 02/01/2021	5	5	1.85%, 01/25/2034(e)	123	78
8.63%, 04/15/2020	5	5	First Horizon Asset Backed Trust

Nabors Industries Inc			0.37%, 10/25/2026 (e)	83	61
5.00%, 09/15/2020	15	16	First-Citizens Home Equity Loan LLC

Nexen Inc			0.45%, 09/15/2022 (c),(e)	14	13
6.40%, 05/15/2037	30	33	GE Dealer Floorplan Master Note Trust

Petrobras International Finance Co - Pifco			0.84%, 07/20/2016 (e)	200	201
5.38%, 01/27/2021	55	59	JP Morgan Mortgage Acquisition Corp

Petro-Canada			0.39%, 03/25/2037 (e)	75	57
5.95%, 05/15/2035	20	23
Petroleos de Venezuela SA			5.45%, 11/25/2036	40	39
4.90%, 10/28/2014	5	5	Marriott Vacation Club Owner Trust
			5.52%, 05/20/2029(c),(e)	12	12
5.25%, 04/12/2017	10	8	MSDWCC Heloc Trust

5.38%, 04/12/2027	11	7	0.43%, 07/25/2017 (e)	15	13
Petroleos Mexicanos
4.88%, 01/24/2022(c)	10	11			$ 863
6.50%, 06/02/2041	10	11	Packaging & Containers - 0.04%
Petroleum Development Corp			Crown Cork & Seal Co Inc
12.00%, 02/15/2018	10	11	7.38%, 12/15/2026	3	3
Phillips 66			Plastipak Holdings Inc
1.95%, 03/05/2015(c)	45	45	10.63%, 08/15/2019(c)	5	6
4.30%, 04/01/2022(c)	35	36	Rock-Tenn Co
Pioneer Natural Resources Co			4.90%, 03/01/2022(c)	5	5
7.50%, 01/15/2020	5	6	Sealed Air Corp
Precision Drilling Corp			8.38%, 09/15/2021(c)	5	6
6.63%, 11/15/2020	5	5			$ 20
Range Resources Corp
5.00%, 08/15/2022	5	5	Pharmaceuticals - 0.53%
Samson Investment Co			AmerisourceBergen Corp
9.75%, 02/15/2020(c)	5	5	5.63%, 09/15/2012	25	26
Suncor Energy Inc			Aristotle Holding Inc
6.10%, 06/01/2018	10	12	2.10%, 02/12/2015(c)	5	5
Talisman Energy Inc			2.75%, 11/21/2014(c)	25	26
5.13%, 05/15/2015	10	11	3.50%, 11/15/2016(c)	25	26
Total Capital International SA			3.90%, 02/15/2022(c)	25	25
1.50%, 02/17/2017	15	15	6.13%, 11/15/2041(c)	5	6
Transocean Inc			Endo Pharmaceuticals Holdings Inc
5.05%, 12/15/2016	30	32	7.25%, 01/15/2022	10	11
6.38%, 12/15/2021	45	51	GlaxoSmithKline Capital Inc
Venoco Inc			5.38%, 04/15/2034	15	17
11.50%, 10/01/2017	5	5	McKesson Corp
		$ 703	3.25%, 03/01/2016	20	21
			Merck & Co Inc
Oil & Gas Services - 0.24%			5.95%, 12/01/2028	5	6
Baker Hughes Inc			6.50%, 12/01/2033(e)	10	14
3.20%, 08/15/2021(c)	15	15	Teva Pharmaceutical Finance Co BV
Cameron International Corp			2.40%, 11/10/2016	50	51
4.50%, 06/01/2021	15	16	Teva Pharmaceutical Finance IV BV
6.38%, 07/15/2018	25	30	3.65%, 11/10/2021	5	5
7.00%, 07/15/2038	5	6	Watson Pharmaceuticals Inc
Halliburton Co			5.00%, 08/15/2014	20	21
3.25%, 11/15/2021	20	21	Wyeth LLC
Schlumberger Investment SA			5.95%, 04/01/2037	10	13
3.30%, 09/14/2021(c)	15	15	6.00%, 02/15/2036	5	6
					$ 279

See accompanying notes

21

Schedule of Investments Balanced Account March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Pipelines - 0.53%			Retail (continued)
El Paso Corp			Macy's Retail Holdings Inc
7.75%, 01/15/2032	$ 5	$ 6	5.75%, 07/15/2014	$ 5	$ 5
El Paso Pipeline Partners Operating Co LLC			5.90%, 12/01/2016	15	17
5.00%, 10/01/2021	30	31	McDonald's Corp
Energy Transfer Equity LP			3.70%, 02/15/2042	10	9
7.50%, 10/15/2020	5	6	Nordstrom Inc
Energy Transfer Partners LP			6.25%, 01/15/2018	20	24
5.20%, 02/01/2022	10	10	Rite Aid Corp
6.05%, 06/01/2041	15	15	9.75%, 06/12/2016	5	6
6.50%, 02/01/2042	10	11	Suburban Propane Partners LP/Suburban
Enterprise Products Operating LLC			Energy Finance Corp
4.85%, 08/15/2042	25	24	7.38%, 03/15/2020	5	5
6.13%, 10/15/2039	20	23	Toys R Us Property Co II LLC
6.45%, 09/01/2040	5	6	8.50%, 12/01/2017	5	5
8.38%, 08/01/2066	25	27	Wal-Mart Stores Inc
Kinder Morgan Energy Partners LP			5.00%, 10/25/2040	5	6
5.30%, 09/15/2020	20	22			$ 165
5.63%, 09/01/2041	15	15
MarkWest Energy Partners LP / MarkWest			Savings & Loans - 0.06%
Energy Finance Corp			Santander Holdings USA Inc
6.25%, 06/15/2022	10	10	4.63%, 04/19/2016	30	30
6.75%, 11/01/2020	5	5
ONEOK Inc			Semiconductors - 0.01%
4.25%, 02/01/2022	15	15	Jazz Technologies Inc
ONEOK Partners LP			8.00%, 06/30/2015	5	4
3.25%, 02/01/2016	25	26
Plains All American Pipeline LP / PAA
Finance Corp			Software - 0.05%
3.65%, 06/01/2022	25	25	First Data Corp
			7.38%, 06/15/2019(c)	5	5
Regency Energy Partners LP / Regency Energy
Finance Corp			Oracle Corp
6.50%, 07/15/2021	5	5	5.38%, 07/15/2040	10	12
		$ 282	6.13%, 07/08/2039	5	6
			Serena Software Inc
REITS - 0.39%			10.38%, 03/15/2016	5	5
Alexandria Real Estate Equities Inc					$ 28
4.60%, 04/01/2022	10	10
DDR Corp			Sovereign - 0.33%
4.75%, 04/15/2018	25	26	Argentina Boden Bonds
			7.00%, 10/03/2015(g)	4	4
DuPont Fabros Technology LP
8.50%, 12/15/2017	5	5	Argentine Republic Government International
Entertainment Properties Trust			Bond
7.75%, 07/15/2020	35	37	8.28%, 12/31/2033	3	2
ERP Operating LP			Hungary Government International Bond
4.63%, 12/15/2021	40	42	6.38%, 03/29/2021	2	2
HCP Inc			Indonesia Government International Bond
3.75%, 02/01/2019	45	45	7.25%, 04/20/2015	5	6
Host Hotels & Resorts LP			Mexico Government International Bond
6.88%, 11/01/2014	10	10	3.63%, 03/15/2022	10	10
Rayonier Inc			4.75%, 03/08/2044	16	16
3.75%, 04/01/2022	10	10	Romanian Government International Bond
			6.75%, 02/07/2022(c)	4	4
Simon Property Group LP			Russian Foreign Bond - Eurobond

4.75%, 03/15/2042	10	9	7.50%, 03/31/2030(e)	17	20
Ventas Realty LP / Ventas Capital Corp			7.50%, 03/31/2030(c)	50	60
4.25%, 03/01/2022	15	15
		$ 209	Turkey Government International Bond
			6.88%, 03/17/2036	8	9
Retail - 0.31%			7.25%, 03/15/2015	15	16
AmeriGas Partners LP/AmeriGas Finance			Venezuela Government International Bond
Corp			5.75%, 02/26/2016	15	13
6.25%, 08/20/2019	10	10	9.25%, 09/15/2027	15	13
AutoNation Inc					$ 175
5.50%, 02/01/2020	5	5
CVS Caremark Corp			Student Loan Asset Backed Securities - 0.05%
5.75%, 05/15/2041	10	11	SLM Student Loan Trust
			1.86%, 01/25/2018(e)	25	26
6.60%, 03/15/2019	15	19
CVS Pass-Through Trust
5.77%, 01/10/2033(c)	19	21	Telecommunications - 0.89%
5.93%, 01/10/2034(c)	15	16	America Movil SAB de CV
7.51%, 01/10/2032(c)	5	6	5.63%, 11/15/2017	7	8

See accompanying notes

22

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)			Transportation (continued)
AT&T Inc			Navios Maritime Holdings Inc / Navios
1.60%, 02/15/2017	$ 25	$ 25	Maritime Finance US Inc
2.95%, 05/15/2016	10	11	8.88%, 11/01/2017	$ 5	$ 5
5.55%, 08/15/2041	25	28	PHI Inc
6.15%, 09/15/2034	15	17	8.63%, 10/15/2018	5	5
CenturyLink Inc			Swift Services Holdings Inc
5.80%, 03/15/2022	30	29	10.00%, 11/15/2018	5	5
7.65%, 03/15/2042	20	19			$ 97
Cincinnati Bell Inc			TOTAL BONDS		$ 11,178
8.38%, 10/15/2020	5	5	U.S. GOVERNMENT & GOVERNMENT	Principal
Cisco Systems Inc			AGENCY OBLIGATIONS - 17.24%	Amount (000's)	Value (000's)
5.50%, 01/15/2040	5	6	Federal Home Loan Mortgage Corporation (FHLMC) -
5.90%, 02/15/2039	10	12	2.28%
Clearwire Communications LLC/Clearwire			4.00%, 10/01/2041(h)	$ 25	$ 26
Finance Inc			4.50%, 04/01/2031(h)	72	77
14.75%, 12/01/2016(c)	5	5	4.50%, 04/01/2041(h)	237	252
12.00%, 12/01/2015(c)	15	15	5.00%, 06/01/2031(h)	32	35
Goodman Networks Inc			5.00%, 08/01/2040(h)	219	238
12.13%, 07/01/2018(c)	10	10	5.00%, 06/01/2041(h)	81	88
Intelsat Luxembourg SA			5.50%, 12/01/2022(h)	22	23
11.50%, 02/04/2017	20	21	5.50%, 05/01/2036(h)	60	65
11.25%, 02/04/2017	15	16	6.00%, 01/01/2029(h)	17	19
Level 3 Communications Inc			6.00%, 10/01/2036(e),(h)	35	39
11.88%, 02/01/2019	7	7	6.00%, 08/01/2037(h)	78	88
Level 3 Financing Inc			6.00%, 01/01/2038(e),(h)	16	18
8.13%, 07/01/2019(c)	5	5	6.00%, 07/01/2038(h)	64	71
8.63%, 07/15/2020(c)	10	11	6.50%, 06/01/2017(h)	19	21
Nextel Communications Inc			6.50%, 05/01/2031(h)	5	6
7.38%, 08/01/2015	20	19	6.50%, 06/01/2031(h)	17	20
NII Capital Corp			6.50%, 11/01/2031(h)	5	6
7.63%, 04/01/2021	20	20	6.50%, 10/01/2035(h)	39	44
Qwest Corp			7.00%, 12/01/2027(h)	19	22
6.75%, 12/01/2021	20	22	7.50%, 08/01/2030(h)	2	2
SBA Tower Trust			8.00%, 12/01/2030(h)	41	49
4.25%, 04/15/2015(c)	25	26			$ 1,209
Sprint Nextel Corp
7.00%, 03/01/2020(c)	5	5	Federal National Mortgage Association (FNMA) - 6.02%
9.00%, 11/15/2018(c)	5	5	2.35%, 07/01/2034(e),(h)	8	8
9.13%, 03/01/2017(c)	5	5	2.50%, 05/01/2027(h),(i)	410	415
Telefonica Emisiones SAU			2.57%, 03/01/2035(e),(h)	20	21
3.73%, 04/27/2015	25	25	3.00%, 04/01/2027(h),(i)	160	166
Verizon Communications Inc			3.26%, 06/01/2041(e),(h)	156	163
2.00%, 11/01/2016	55	56	4.00%, 08/01/2020(h)	21	22
Verizon Global Funding Corp			4.00%, 04/01/2027(h),(i)	100	106
7.75%, 12/01/2030	20	27	4.00%, 02/01/2031(h)	22	23
Virgin Media Finance PLC			4.00%, 03/01/2031(h)	164	174
5.25%, 02/15/2022	2	2	4.00%, 04/01/2031(h)	32	34
Wind Acquisition Finance SA			4.00%, 06/01/2031(h)	40	43
11.75%, 07/15/2017(c)	10	10	4.00%, 03/01/2041(h)	47	50
		$ 472	4.00%, 04/01/2042(h),(i)	250	262
			4.50%, 05/01/2031(h)	162	172
Toys, Games & Hobbies - 0.02%			4.50%, 05/01/2040(h)	32	34
Mattel Inc			4.50%, 05/01/2040(h)	185	201
5.45%, 11/01/2041	10	10	4.50%, 07/01/2040(h)	35	37
			4.50%, 01/01/2041(h)	235	253
Transportation - 0.18%			4.50%, 01/01/2041(h)	24	26
Canadian National Railway Co			5.00%, 04/01/2042(h),(i)	325	351
1.45%, 12/15/2016	10	10	5.35%, 04/01/2037(e),(h)	20	22
CSX Corp			5.50%, 09/01/2033(h)	25	27
4.25%, 06/01/2021	15	16	5.50%, 04/01/2035(h)	14	15
4.75%, 05/30/2042	15	15	5.50%, 07/01/2038(h)	166	184
5.50%, 04/15/2041	10	11	5.50%, 05/01/2040(h)	86	94
6.25%, 03/15/2018	15	18	5.69%, 02/01/2036(e),(h)	17	18
Kansas City Southern de Mexico SA de CV			6.00%, 02/01/2025(h)	63	70
6.13%, 06/15/2021	7	8	6.00%, 11/01/2037(h)	69	76
Navios Maritime Acquisition Corp / Navios			6.00%, 03/01/2038(h)	26	29
Acquisition Finance US Inc			6.50%, 02/01/2032(h)	17	19
8.63%, 11/01/2017	5	4	6.50%, 07/01/2037(h)	9	10
			6.50%, 07/01/2037(h)	11	12
			6.50%, 02/01/2038(h)	13	15

See accompanying notes

23

Schedule of Investments
Balanced Account
March 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal	REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)	Banks (continued)
6.50%, 09/01/2038(h)	$ 32	$ 36	Investment in Joint Trading Account; Merrill	$ 284 $	283
$ 3,188	Lynch Repurchase Agreement; 0.02%
Government National Mortgage Association (GNMA) -	dated 03/30/12 maturing 04/02/12
2.74%	(collateralized by US Government
1.63%, 07/20/2034(e)	174	180	Securities; $289,283; 0.00% - 8.13%; dated
1.63%, 07/20/2035(e)	227	234	05/01/12 - 09/15/39)
4.00%, 10/15/2041	99	106	$ 815
4.00%, 10/20/2041	98	105	TOTAL REPURCHASE AGREEMENTS	$ 815
4.50%, 01/20/2042	198	216	Total Investments	$ 54,320
4.50%, 04/01/2042(i)	205	223	Liabilities in Excess of Other Assets, Net - (2.55)%	$ (1,352)
5.00%, 02/15/2039	155	173	TOTAL NET ASSETS - 100.00%	$ 52,968
5.50%, 04/01/2042(i)	90	101
6.00%, 09/20/2026	21	23
6.00%, 01/15/2029	49	56	(a)	Non-Income Producing Security
6.00%, 06/15/2032	4	5	(b)	Security is Illiquid
7.00%, 05/15/2031	10	12	(c)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 02/20/2032	15	18	1933. These securities may be resold in transactions exempt from
$ 1,452	registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the
U.S. Treasury - 6.20%	period, the value of these securities totaled $1,568 or 2.96% of net assets.
0.13%, 08/31/2013	50	50	(d)	Market value is determined in accordance with procedures established in
1.00%, 08/31/2016	295	296	good faith by the Board of Directors. At the end of the period, the value of
1.25%, 10/31/2015	300	306	these securities totaled $5 or 0.01% of net assets.
1.50%, 07/31/2016	205	210	(e)	Variable Rate. Rate shown is in effect at March 31, 2012.
1.88%, 08/31/2017	275	285	(f)	Security purchased on a when-issued basis.
2.00%, 02/15/2022	100	98	(g)	Payment in kind; the issuer has the option of paying additional securities
2.63%, 02/29/2016	350	375	in lieu of cash.
2.63%, 01/31/2018	200	215	(h)	This entity was put into conservatorship by the US Government in 2008.
3.13%, 01/31/2017	350	385	See Notes to Financial Statements for additional information.
3.13%, 05/15/2019	45	49	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 11/15/2041	10	10	Notes to Financial Statements for additional information.
4.00%, 08/15/2018	205	238
4.38%, 05/15/2040	75	90
6.00%, 02/15/2026	305	421
8.13%, 08/15/2019	175	254	Unrealized Appreciation (Depreciation)
$ 3,282	The net federal income tax unrealized appreciation (depreciation) and federal tax
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY	cost of investments held as of the period end were as follows:
OBLIGATIONS	$ 9,131
Maturity	Unrealized Appreciation	$ 5,545
REPURCHASE AGREEMENTS - 1.54%	Amount (000's)	Value (000's)	Unrealized Depreciation	(816)
Net Unrealized Appreciation (Depreciation)	$ 4,729
Banks - 1.54%	Cost for federal income tax purposes	$ 49,591
Investment in Joint Trading Account; Credit	$ 143	$ 143
Suisse Repurchase Agreement; 0.07%	All dollar amounts are shown in thousands (000's)
dated 03/30/12 maturing 04/02/12
(collateralized by US Government	Portfolio Summary (unaudited)
Securities; $145,608; 4.25% - 8.75%; dated	Sector	Percent
08/15/20 - 08/15/39)	Financial	16.49%
Investment in Joint Trading Account; Deutsche	79	79	Consumer, Non-cyclical	15.28%
Bank Repurchase Agreement; 0.10% dated	Mortgage Securities	14.26%
03/30/12 maturing 04/02/12 (collateralized	Technology	9.92%
by US Government Securities; $80,190;	Energy	9.07%
0.00% - 2.50%; dated 06/29/12 - 09/15/29)	Communications	8.48%
Investment in Joint Trading Account; JP	166	165	Industrial	7.35%
Morgan Repurchase Agreement; 0.04%	Government	6.53%
dated 03/30/12 maturing 04/02/12	Consumer, Cyclical	6.19%
(collateralized by US Government	Basic Materials	3.79%
Securities; $168,821; 0.00% - 10.35%;	Asset Backed Securities	2.75%
dated 10/15/12 - 04/15/30)	Utilities	2.38%
Investment in Joint Trading Account; JP	145	145	Diversified	0.06%
Morgan Repurchase Agreement; 0.05%	Liabilities in Excess of Other Assets, Net	(2.55)%
dated 03/30/12 maturing 04/02/12	TOTAL NET ASSETS	100.00%
(collateralized by US Government
Securities; $147,718; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)

See accompanying notes

24

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal

Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b)	47,588	$ 1	Automobile Floor Plan Asset Backed Securities (continued)
			Ford Credit Floorplan Master Owner Trust
TOTAL COMMON STOCKS		$ 1	(continued)
	Principal		1.89%, 12/15/2014(c),(e)	$ 325	$ 329
BONDS - 59.31%	Amount (000's)	Value (000's)			$ 7,106

Advertising - 0.30%			Automobile Manufacturers - 0.07%
Interpublic Group of Cos Inc/The			Chrysler Group LLC/CG Co-Issuer Inc
4.00%, 3/15/2022	$ 90	$ 88	8.00%, 6/15/2019	200	201
6.25%, 11/15/2014	100	109	Ford Motor Co
10.00%, 7/15/2017	640	733	7.45%, 7/16/2031	20	24
Lamar Media Corp					$ 225
5.88%, 2/1/2022(c)	80	81
		$ 1,011	Automobile Parts & Equipment - 0.01%
			Cooper Tire & Rubber Co
Aerospace & Defense - 0.04%			8.00%, 12/15/2019	40	43
BE Aerospace Inc
5.25%, 4/1/2022	55	55	Banks - 8.36%
Lockheed Martin Corp			Akbank TAS
4.85%, 9/15/2041	85	87	5.13%, 7/22/2015	100	100
		$ 142	Alfa Bank OJSC Via Alfa Bond Issuance
Agriculture - 0.48%			PLC
Altria Group Inc			7.88%, 9/25/2017	100	103
4.75%, 5/5/2021	825	887	Ally Financial Inc
9.95%, 11/10/2038	130	198	5.50%, 2/15/2017	130	130
Philip Morris International Inc			8.00%, 3/15/2020	135	150
2.50%, 5/16/2016	175	183	8.30%, 2/12/2015	300	327
4.50%, 3/20/2042	195	192	Associated Banc-Corp
Southern States Cooperative Inc			5.13%, 3/28/2016	855	903
11.25%, 5/15/2015(c)	120	128	Banco Bradesco SA/Cayman Islands
		$ 1,588	4.10%, 3/23/2015	100	104
			Banco de Credito del Peru/Panama
Airlines - 0.05%			4.75%, 3/16/2016(c)	50	52
UAL 2009-1 Pass Through Trust			5.38%, 9/16/2020(c)	80	82
10.40%, 11/1/2016	50	57	BanColombia SA
US Airways 2001-1G Pass Through Trust			5.95%, 6/3/2021	200	212
7.08%, 3/20/2021(d)	112	108	Bank of America Corp
		$ 165	3.75%, 7/12/2016	375	377
Automobile Asset Backed Securities - 2.35%			3.88%, 3/22/2017	640	644
Ally Auto Receivables Trust			5.88%, 2/7/2042	340	338
1.11%, 1/15/2015(e)	1,266	1,272	8.00%, 12/29/2049(e)	50	51
AmeriCredit Automobile Receivables Trust			BNP Paribas / BNP Paribas US Medium-Term
0.90%, 9/8/2014	203	203	Note Program LLC
0.91%, 10/8/2015(e)	1,790	1,794	1.47%, 6/11/2012(e)	2,025	2,028
Hyundai Auto Lease Securitization Trust			BPCE SA
			2.38%, 10/4/2013(c)	950	934
2011-A
1.02%, 8/15/2014(c)	250	251	Capital One Financial Corp
Mercedes-Benz Auto Lease Trust			2.15%, 3/23/2015	795	796
0.66%, 4/15/2014	685	685	CIT Group Inc
0.90%, 1/15/2014(c)	650	652	5.25%, 3/15/2018	115	117
			7.00%, 5/2/2017(c)	901	903
Nissan Auto Lease Trust
0.40%, 7/15/2014(e)	445	443	Citigroup Inc
Santander Drive Auto Receivables Trust			2.65%, 3/2/2015	635	635
0.91%, 5/15/2015(e)	910	910	4.59%, 12/15/2015	320	337
0.96%, 2/18/2014	226	226	5.13%, 5/5/2014	135	142
1.04%, 4/15/2014	895	896	5.38%, 8/9/2020	110	118
1.36%, 3/15/2013	74	74	5.50%, 10/15/2014	145	156
1.48%, 5/15/2017(c)	243	242	5.88%, 1/30/2042	310	321
Wheels SPV LLC			6.13%, 5/15/2018	260	291
1.79%, 3/15/2018(c),(e)	146	146	6.38%, 8/12/2014	690	749
		$ 7,794	City National Corp/CA
			5.25%, 9/15/2020	515	518
Automobile Floor Plan Asset Backed Securities - 2.14%			Cooperatieve Centrale Raiffeisen-
Ally Master Owner Trust			Boerenleenbank BA/Netherlands
0.87%, 5/15/2016(e)	2,100	2,102	11.00%, 12/29/2049(c),(e)	281	357
BMW Floorplan Master Owner Trust			Cooperatieve Centrale Raiffeisen-
1.39%, 9/15/2014(c),(e)	1,500	1,507	Boerenleenbank BA/Utrect
Ford Credit Floorplan Master Owner Trust			3.38%, 1/19/2017	140	143
0.84%, 9/15/2015(e)	1,100	1,104	3.88%, 2/8/2022	425	411
1.79%, 9/15/2014(e)	2,050	2,064	DNB Bank ASA
			3.20%, 4/3/2017(c),(f)	495	497

See accompanying notes

25

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Beverages (continued)
Fifth Third Capital Trust IV			PepsiCo Inc
6.50%, 4/15/2037(e)	$ 35	$ 35	4.00%, 3/5/2042	$ 320	$ 303
Goldman Sachs Group Inc/The			Pernod-Ricard SA
5.25%, 7/27/2021	815	807	2.95%, 1/15/2017(c)	590	596
5.75%, 1/24/2022	625	643	4.45%, 1/15/2022(c)	195	198
6.25%, 2/1/2041	80	79	5.50%, 1/15/2042(c)	375	377
6.45%, 5/1/2036	215	208	5.75%, 4/7/2021(c)	30	33
HBOS Capital Funding No2 LP			SABMiller Holdings Inc
6.07%, 6/29/2049(c),(e)	40	28	2.45%, 1/15/2017(c)	685	694
HSBC Holdings PLC			3.75%, 1/15/2022(c)	525	534
4.00%, 3/30/2022	640	634			$ 4,240
ICICI Bank Ltd
5.75%, 11/16/2020(c)	100	98	Biotechnology - 0.60%
ICICI Bank Ltd/Bahrain			Amgen Inc
6.63%, 10/3/2012	125	128	5.15%, 11/15/2041	125	125
ING Bank NV			5.75%, 3/15/2040	85	92
3.75%, 3/7/2017(c)	705	698	Genzyme Corp
JP Morgan Chase & Co			5.00%, 6/15/2020	230	266
1.88%, 3/20/2015	475	476	Gilead Sciences Inc
3.15%, 7/5/2016	425	438	3.05%, 12/1/2016	135	141
4.25%, 10/15/2020	175	179	4.40%, 12/1/2021	520	546
4.50%, 1/24/2022	735	765	5.65%, 12/1/2041	335	358
5.40%, 1/6/2042	420	446	Life Technologies Corp
KeyBank NA/Cleveland OH			6.00%, 3/1/2020	400	458
5.45%, 3/3/2016	250	275			$ 1,986
LBG Capital No.1 PLC			Building Materials - 0.12%
8.00%, 12/29/2049(c),(e)	435	374	Cemex SAB de CV
Lloyds TSB Bank PLC			9.00%, 1/11/2018(c)	100	94
4.20%, 3/28/2017	905	912	Cimento Tupi SA
Morgan Stanley			9.75%, 5/11/2018(c)	54	53
3.80%, 4/29/2016	480	467	CRH America Inc
4.75%, 3/22/2017	835	835	8.13%, 7/15/2018	185	219
5.30%, 3/1/2013	145	149	USG Corp
5.38%, 10/15/2015	155	160	7.88%, 3/30/2020(c),(f)	30	30
6.25%, 8/28/2017	325	342			$ 396
6.63%, 4/1/2018	345	363
National Australia Bank/New York			Chemicals - 0.93%
2.00%, 3/9/2015	475	476	CF Industries Inc
NB Capital Trust II			7.13%, 5/1/2020	750	893
7.83%, 12/15/2026	700	700	Dow Chemical Co/The
PNC Financial Services Group Inc			4.25%, 11/15/2020	65	68
6.75%, 8/1/2049(e)	930	981	7.38%, 11/1/2029	155	200
PNC Preferred Funding Trust III			Ecolab Inc
8.70%, 2/28/2049(c),(e)	200	206	3.00%, 12/8/2016	265	276
Royal Bank of Scotland PLC/The			4.35%, 12/8/2021	375	398
4.88%, 3/16/2015	710	738	5.50%, 12/8/2041	30	33
Santander US Debt SAU			LyondellBasell Industries NV
2.99%, 10/7/2013(c)	600	597	5.75%, 4/15/2024(c),(f)	240	239
Svenska Handelsbanken AB			6.00%, 11/15/2021(c)	200	210
2.88%, 4/4/2017(f)	800	800	Mosaic Co/The
VTB Bank OJSC Via VTB Capital SA			4.88%, 11/15/2041	230	229
6.88%, 5/29/2018	100	105	NOVA Chemicals Corp
Wells Fargo Bank NA			8.63%, 11/1/2019	102	116
0.71%, 5/16/2016(e)	625	595	Potash Corp of Saskatchewan Inc
		$ 27,763	5.88%, 12/1/2036	110	133
			Taminco Global Chemical Corp
Beverages - 1.28%			9.75%, 3/31/2020(c)	270	281
Anheuser-Busch InBev Worldwide Inc					$ 3,076
0.93%, 7/14/2014(e)	115	115
4.13%, 1/15/2015	5	5	Coal - 0.36%
5.38%, 1/15/2020	35	41	Alpha Natural Resources Inc
Central American Bottling Corp			6.00%, 6/1/2019	15	14
6.75%, 2/9/2022(c)	60	62	6.25%, 6/1/2021	125	113
Corp Lindley SA			Arch Coal Inc
6.75%, 11/23/2021(c)	65	69	7.00%, 6/15/2019(c)	60	55
6.75%, 11/23/2021	135	144	7.25%, 6/15/2021(c)	85	78
Dr Pepper Snapple Group Inc			8.75%, 8/1/2016	150	157
2.90%, 1/15/2016	460	478	Berau Capital Resources Pte Ltd
Heineken NV			12.50%, 7/8/2015(c)	100	112
3.40%, 4/1/2022(c),(f)	595	591

See accompanying notes

26

Schedule of Investments Bond & Mortgage Securities Account March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Coal (continued)			Diversified Financial Services (continued)
Bumi Investment Pte Ltd			Ford Motor Credit Co LLC
10.75%, 10/6/2017(c)	$ 200	$ 217	3.88%, 1/15/2015	$ 930	$ 939
Consol Energy Inc			4.25%, 2/3/2017	405	409
8.00%, 4/1/2017	315	328	5.88%, 8/2/2021	305	329
Peabody Energy Corp			7.00%, 4/15/2015	355	388
6.25%, 11/15/2021(c)	125	123	General Electric Capital Corp
		$ 1,197	5.88%, 1/14/2038	130	143
			6.15%, 8/7/2037	45	51
Commercial Services - 0.38%			6.38%, 11/15/2067(e)	1,000	1,020
BakerCorp International Inc			Goldman Sachs Capital I
8.25%, 6/1/2019(c)	75	77
			6.35%, 2/15/2034	125	117
DP World Ltd			GT 2005 Bonds BV
6.85%, 7/2/2037	100	97	6.00%, 7/21/2014(e)	58	56
Emergency Medical Services Corp			GTP Acquisition Partners I LLC
8.13%, 6/1/2019	40	41	4.35%, 6/15/2041(c)	125	128
ERAC USA Finance LLC			Icahn Enterprises LP / Icahn Enterprises
2.75%, 3/15/2017(c)	155	155
5.63%, 3/15/2042(c)	175	168	Finance Corp
7.00%, 10/15/2037(c)	15	17	8.00%, 1/15/2018	220	229
			ILFC E-Capital Trust II
Hertz Corp/The			6.25%, 12/21/2065(c),(e)	130	95
6.75%, 4/15/2019(c)	85	88
			International Lease Finance Corp
RSC Equipment Rental Inc/RSC Holdings III			5.65%, 6/1/2014	140	143
LLC			6.25%, 5/15/2019	125	123
8.25%, 2/1/2021	130	139	8.62%, 9/15/2015(e)	135	149
10.00%, 7/15/2017(c)	150	174
			Merrill Lynch & Co Inc
UR Financing Escrow Corp			0.71%, 6/5/2012(e)	400	400
5.75%, 7/15/2018(c)	90	92
7.63%, 4/15/2022(c)	200	206	6.40%, 8/28/2017	170	185
			National Rural Utilities Cooperative Finance
		$ 1,254	Corp
Computers - 0.88%			1.90%, 11/1/2015	500	512
Affiliated Computer Services Inc			Scottrade Financial Services Inc
5.20%, 6/1/2015	555	601	6.13%, 7/11/2021(c)	525	514
Hewlett-Packard Co			Springleaf Finance Corp
2.60%, 9/15/2017	235	235	6.90%, 12/15/2017	200	156
3.00%, 9/15/2016	360	370	SquareTwo Financial Corp
3.30%, 12/9/2016	330	343	11.63%, 4/1/2017	175	173
4.65%, 12/9/2021	305	319	Syngenta Finance NV
iGate Corp			3.13%, 3/28/2022	360	362
9.00%, 5/1/2016	125	136	4.38%, 3/28/2042	130	131
Seagate HDD Cayman					$ 7,774
6.88%, 5/1/2020	600	638	Electric - 2.90%
7.00%, 11/1/2021(c)	110	118
			Abu Dhabi National Energy Co
Spansion LLC			6.50%, 10/27/2036	200	208
7.88%, 11/15/2017	180	174	Baltimore Gas & Electric Co
		$ 2,934	5.90%, 10/1/2016	255	297
Consumer Products - 0.23%			Centrais Eletricas Brasileiras SA
Reynolds Group Issuer Inc / Reynolds Group			5.75%, 10/27/2021(c)	200	219
Issuer LLC / Reynolds Group Issuer			CMS Energy Corp
(Luxembourg) S.A.			2.75%, 5/15/2014	580	580
7.13%, 4/15/2019(c)	335	349	5.05%, 3/15/2022	285	287
7.88%, 8/15/2019(c)	200	215	Commonwealth Edison Co
9.88%, 8/15/2019(c)	200	205	5.80%, 3/15/2018	195	233
		$ 769	Dominion Resources Inc/VA
			1.95%, 8/15/2016	170	172
Credit Card Asset Backed Securities - 0.78%			2.25%, 9/1/2015	240	248
Citibank Omni Master Trust			DTE Energy Co
2.34%, 5/16/2016(c),(e)	2,600	2,606	6.38%, 4/15/2033	385	468
			Duke Energy Carolinas LLC
Diversified Financial Services - 2.34%			4.25%, 12/15/2041	155	155
Air Lease Corp			Duke Energy Corp
5.63%, 4/1/2017(c)	85	85	3.55%, 9/15/2021	405	418
Aircastle Ltd			Edison International
9.75%, 8/1/2018	160	178	3.75%, 9/15/2017	160	168
American Honda Finance Corp			Edison Mission Energy
1.45%, 2/27/2015(c)	315	317	7.00%, 5/15/2017	135	85
Caterpillar Financial Services Corp			Elwood Energy LLC
1.75%, 3/24/2017	220	221	8.16%, 7/5/2026	179	182
Credit Acceptance Corp			Energy Future Holdings Corp
9.13%, 2/1/2017	205	221	9.75%, 10/15/2019	213	219

See accompanying notes

27

Schedule of Investments Bond & Mortgage Securities Account March 31, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)					Entertainment (continued)
Energy Future Holdings Corp	(continued)				Peninsula Gaming LLC / Peninsula Gaming
10.00%, 1/15/2020(e)	$ 85		$ 92		Corp
Energy Future Intermediate Holding Co LLC					8.38%, 8/15/2015	$ 320	$ 338
9.75%, 10/15/2019		275	283		10.75%, 8/15/2017	180	199
FirstEnergy Corp					Regal Entertainment Group
7.38%, 11/15/2031		270	332		9.13%, 8/15/2018	170	186
Florida Power & Light Co					WMG Acquisition Corp
4.13%, 2/1/2042		120	118		9.50%, 6/15/2016(c)	60	66
5.65%, 2/1/2037		100	121		9.50%, 6/15/2016	175	191
Indiantown Cogeneration LP					11.50%, 10/1/2018(c)	175	187
9.77%, 12/15/2020		153	159		WMG Holdings Corp
Jersey Central Power & Light Co					13.75%, 10/1/2019(c)	85	86
5.63%, 5/1/2016		160	180				$ 2,003
Kentucky Utilities Co
5.13%, 11/1/2040		180	205		Environmental Control - 0.27%
Mirant Mid Atlantic Pass Through Trust C					Clean Harbors Inc
10.06%, 12/30/2028		399	403		7.63%, 8/15/2016	45	47
Nevada Power Co					EnergySolutions Inc / EnergySolutions LLC
5.38%, 9/15/2040		80	91		10.75%, 8/15/2018	90	93
NRG Energy Inc					Republic Services Inc
7.38%, 1/15/2017		55	57		3.80%, 5/15/2018	400	430
8.25%, 9/1/2020		55	54		Waste Management Inc
Oncor Electric Delivery Co LLC					7.75%, 5/15/2032	235	320
5.00%, 9/30/2017		145	162				$ 890
5.25%, 9/30/2040		160	161		Food - 0.58%
PacifiCorp					Aramark Corp
3.85%, 6/15/2021		515	549		8.50%, 2/1/2015	80	82
4.10%, 2/1/2042		120	115		Del Monte Corp
PPL Electric Utilities Corp					7.63%, 2/15/2019	280	279
3.00%, 9/15/2021		80	80		Delhaize Group SA
5.20%, 7/15/2041		130	150		5.70%, 10/1/2040	70	65
PPL WEM Holdings PLC					Kraft Foods Inc
3.90%, 5/1/2016(c)		390	406		5.38%, 2/10/2020	140	162
Progress Energy Inc					6.50%, 11/1/2031	365	438
4.40%, 1/15/2021		280	306		6.50%, 2/9/2040	365	449
Public Service Co of Colorado					Pinnacle Foods Finance LLC / Pinnacle Foods
4.75%, 8/15/2041		250	271		Finance Corp
Puget Energy Inc					8.25%, 9/1/2017	70	76
6.00%, 9/1/2021		100	106		Safeway Inc
San Diego Gas & Electric Co					3.40%, 12/1/2016	360	373
3.00%, 8/15/2021		325	333				$ 1,924
4.30%, 4/1/2042		125	127
5.35%, 5/15/2040		80	95		Forest Products & Paper - 0.18%
Southern California Edison Co					Exopack Holding Corp
4.05%, 3/15/2042		260	251		10.00%, 6/1/2018	255	268
Star Energy Geothermal Wayang Windu Ltd					Longview Fibre Paper & Packaging Inc
11.50%, 2/12/2015		100	110		8.00%, 6/1/2016(c)	95	97
Virginia Electric and Power Co					PE Paper Escrow GmbH
2.95%, 1/15/2022		385	381		12.00%, 8/1/2014(c)	100	109
			$ 9,637		Sappi Papier Holding GmbH
					7.50%, 6/15/2032(c)	115	93
Electronics - 0.05%					Verso Paper Holdings LLC / Verso Paper Inc
Thermo Fisher Scientific Inc					11.75%, 1/15/2019(c)	40	41
2.25%, 8/15/2016		105	109				$ 608
Viasystems Inc
12.00%, 1/15/2015(c)		55	59		Healthcare - Products - 0.43%
			$ 168		Angiotech Pharmaceuticals Inc
					5.00%, 12/1/2013(e)	420	380
Engineering & Construction - 0.03%					Becton Dickinson and Co
Odebrecht Finance Ltd					3.13%, 11/8/2021	230	233
7.00%, 4/21/2020		100	112		Biomet Inc
					10.38%, 10/15/2017	130	140
Entertainment - 0.60%					10.00%, 10/15/2017	60	65
CCM Merger Inc					Medtronic Inc
9.13%, 5/1/2019(c)		240	242		3.13%, 3/15/2022	480	482
Choctaw Resort Development Enterprise					4.50%, 3/15/2042	130	132
7.25%, 11/15/2019(c)		322	271				$ 1,432
Lions Gate Entertainment Inc					Healthcare - Services - 0.83%
10.25%, 11/1/2016(c)		215	237
					AMERIGROUP Corp
					7.50%, 11/15/2019	130	142
See accompanying notes				28

Schedule of Investments Bond & Mortgage Securities Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)				Insurance (continued)
Centene Corp				XL Group PLC
5.75%, 6/1/2017	$ 235	$ 243		6.50%, 12/31/2049(e)	$ 110	$ 93
Cigna Corp						$ 5,546
5.38%, 2/15/2042	80	82
Fresenius Medical Care US Finance II Inc				Internet - 0.19%
5.88%, 1/31/2022(c)	85	87		Equinix Inc
Fresenius Medical Care US Finance Inc				7.00%, 7/15/2021	140	153
6.50%, 9/15/2018(c)	55	60		Open Solutions Inc
				9.75%, 2/1/2015(c)	300	246
HCA Inc
7.25%, 9/15/2020	330	359		Zayo Group LLC/Zayo Capital Inc
8.50%, 4/15/2019	360	400		10.25%, 3/15/2017	210	235
Health Management Associates Inc						$ 634
7.38%, 1/15/2020(c)	105	107		Iron & Steel - 0.21%
Highmark Inc				AK Steel Corp
4.75%, 5/15/2021(c)	355	356		8.38%, 4/1/2022	125	121
Multiplan Inc				ArcelorMittal
9.88%, 9/1/2018(c)	525	567		3.75%, 2/25/2015	390	396
Radnet Management Inc				6.75%, 3/1/2041	70	66
10.38%, 4/1/2018	75	75		Evraz Group SA
Roche Holdings Inc				9.50%, 4/24/2018	100	110
7.00%, 3/1/2039(c)	200	272				$ 693
		$ 2,750
				Lodging - 0.79%
Holding Companies - Diversified - 0.03%				Caesars Entertainment Operating Co Inc
Noble Group Ltd				11.25%, 6/1/2017	380	414
6.75%, 1/29/2020	100	99		MGM Resorts International
				7.50%, 6/1/2016	110	113
				8.63%, 2/1/2019(c)	135	145
Home Equity Asset Backed Securities - 0.25%
Countrywide Asset-Backed Certificates				11.38%, 3/1/2018	10	12
5.51%, 8/25/2036	201	198		10.00%, 11/1/2016	190	213
First NLC Trust				Wyndham Worldwide Corp
0.54%, 9/25/2035(e)	30	29		2.95%, 3/1/2017	470	466
New Century Home Equity Loan Trust				4.25%, 3/1/2022	405	397
0.53%, 3/25/2035(b),(e)	25	23		5.63%, 3/1/2021	420	452
Saxon Asset Securities Trust				7.38%, 3/1/2020	340	409
1.94%, 3/25/2035(e)	128	44				$ 2,621
Specialty Underwriting & Residential				Machinery - Construction & Mining - 0.07%
Finance				Caterpillar Inc
1.01%, 2/25/2035(e)	123	108
				5.20%, 5/27/2041	205	237
Wells Fargo Home Equity Trust
0.53%, 10/25/2035(e)	430	427
		$ 829		Media - 3.38%
				Cablevision Systems Corp
Insurance - 1.67%				8.00%, 4/15/2020	170	180
Aflac Inc				CBS Corp
2.65%, 2/15/2017	330	334		3.38%, 3/1/2022	70	68
Allstate Corp/The				5.75%, 4/15/2020	380	437
5.20%, 1/15/2042	280	293		7.88%, 7/30/2030	25	32
American International Group Inc				Clear Channel Worldwide Holdings Inc
3.00%, 3/20/2015	355	357		7.63%, 3/15/2020(c)	15	14
3.80%, 3/22/2017	320	324		7.63%, 3/15/2020(c)	105	103
4.25%, 9/15/2014	880	908		Comcast Corp
4.88%, 9/15/2016	745	788		4.95%, 6/15/2016	345	387
CNO Financial Group Inc				5.90%, 3/15/2016	335	387
9.00%, 1/15/2018(c)	70	75		6.40%, 3/1/2040	220	271
Hanover Insurance Group Inc/The				6.45%, 3/15/2037	280	335
6.38%, 6/15/2021	330	348		6.50%, 1/15/2017	175	209
Liberty Mutual Group Inc				CSC Holdings LLC
5.00%, 6/1/2021(c)	240	240		6.75%, 11/15/2021(c)	45	47
7.00%, 3/15/2037(c),(e)	215	193		Cumulus Media Holdings Inc
Lincoln National Corp				7.75%, 5/1/2019(c)	215	203
5.65%, 8/27/2012	200	204		DIRECTV Holdings LLC / DIRECTV
6.15%, 4/7/2036	450	475		Financing Co Inc
7.00%, 5/17/2066(e)	160	155		2.40%, 3/15/2017(c)	1,255	1,244
Metlife Capital Trust IV				3.80%, 3/15/2022(c)	560	552
7.88%, 12/15/2037(c)	480	526		4.60%, 2/15/2021	325	342
Prudential Financial Inc				5.15%, 3/15/2042(c)	140	136
4.50%, 11/16/2021	80	85		5.88%, 10/1/2019	285	326
Willis Group Holdings PLC				6.38%, 3/1/2041	10	11
5.75%, 3/15/2021	140	148		7.63%, 5/15/2016	250	262
See accompanying notes			29

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Media (continued)			Mining (continued)
DISH DBS Corp			Xstrata Finance Canada Ltd
6.63%, 10/1/2014	$ 35	$ 38	3.60%, 1/15/2017(c)	$ 165	$ 170
6.75%, 6/1/2021	225	242			$ 2,828
7.75%, 5/31/2015	260	295
7.88%, 9/1/2019	274	315	Miscellaneous Manufacturing - 0.70%
Kabel BW GmbH			Textron Inc
7.50%, 3/15/2019(c)	220	238	6.20%, 3/15/2015	365	400
Nara Cable Funding Ltd			Tyco Electronics Group SA
8.88%, 12/1/2018(c)	195	185	1.60%, 2/3/2015	205	205
NBCUniversal Media LLC			3.50%, 2/3/2022	420	410
5.15%, 4/30/2020	1,090	1,234	6.00%, 10/1/2012	170	175
News America Inc			7.13%, 10/1/2037	20	25
4.50%, 2/15/2021	450	480	Tyco International Finance SA
6.15%, 2/15/2041	200	229	4.13%, 10/15/2014	130	139
6.20%, 12/15/2034	335	372	6.00%, 11/15/2013	185	200
Time Warner Cable Inc			Tyco International Ltd / Tyco International
4.00%, 9/1/2021	380	389	Finance SA
5.50%, 9/1/2041	390	409	7.00%, 12/15/2019	635	779
Time Warner Inc					$ 2,333
4.00%, 1/15/2022	95	99	Mortgage Backed Securities - 7.94%
5.38%, 10/15/2041	30	32	BAMLL-DB Trust
7.63%, 4/15/2031	135	173	3.35%, 4/13/2029(c),(d),(e)	400	400
Unitymedia Hessen GmbH & Co KG /			Banc of America Large Loan Inc
Unitymedia NRW GmbH			5.63%, 6/24/2049(c),(e)	350	365
8.13%, 12/1/2017(c)	200	216	Banc of America Merrill Lynch Commercial
Univision Communications Inc			Mortgage Inc
6.88%, 5/15/2019(c)	45	46	0.52%, 6/10/2049(c),(e)	300	235
7.88%, 11/1/2020(c)	100	105	4.97%, 7/10/2043	250	124
8.50%, 5/15/2021(c)	295	292	5.67%, 1/15/2049(c),(e)	185	24
Viacom Inc			5.89%, 7/10/2044	35	39
6.88%, 4/30/2036	150	189	BCRR Trust
Videotron Ltee			5.86%, 12/15/2043(c)	335	347
5.00%, 7/15/2022(c)	110	109	Citigroup Commercial Mortgage Trust
		$ 11,233	0.54%, 10/15/2049(e)	9,269	83
			5.48%, 3/17/2051(c),(e)	528	529
Metal Fabrication & Hardware - 0.06%			5.62%, 12/10/2049(e)	194	194
Schaeffler Finance BV
7.75%, 2/15/2017(c)	200	212	Citigroup/Deutsche Bank Commercial
			Mortgage Trust
			5.23%, 7/15/2044(e)	425	473
Mining - 0.85%			5.32%, 12/11/2049	355	388
Alcoa Inc			5.62%, 10/15/2048	600	677
5.40%, 4/15/2021	255	264	Commercial Mortgage Pass Through
ALROSA Finance SA			Certificates
7.75%, 11/3/2020(c)	200	214	5.75%, 6/10/2046(e)	410	463
AngloGold Ashanti Holdings PLC			5.81%, 12/10/2049(e)	1,000	700
5.38%, 4/15/2020	50	51	Countrywide Home Loan Mortgage Pass
BHP Billiton Finance USA Ltd			Through Trust
1.13%, 11/21/2014	180	181	5.00%, 4/25/2035	272	272
4.13%, 2/24/2042	340	320	Credit Suisse First Boston Mortgage Securities
FMG Resources August 2006 Pty Ltd			Corp
6.88%, 2/1/2018(c)	170	170	0.78%, 11/15/2037(c),(e)	10,311	172
8.25%, 11/1/2019(c)	85	89	0.95%, 1/15/2037(c),(e)	13,736	205
Midwest Vanadium Pty Ltd			5.23%, 12/15/2040(e)	655	722
11.50%, 2/15/2018(c)	110	76	Credit Suisse Mortgage Capital Certificates
Rio Tinto Finance USA Ltd			0.18%, 12/15/2039(e)	3,625	64
1.88%, 11/2/2015	135	138	0.56%, 9/15/2039(c),(e)	11,126	95
Rio Tinto Finance USA PLC			5.34%, 12/15/2043(c),(e)	340	338
2.00%, 3/22/2017	510	511	5.38%, 2/15/2040(c)	500	518
4.75%, 3/22/2042	245	244	5.47%, 9/15/2039	700	772
Southern Copper Corp			5.47%, 9/18/2039(c)	405	412
6.75%, 4/16/2040	74	80	5.63%, 6/10/2049(c),(e)	500	518
Vale Overseas Ltd			5.70%, 9/15/2040(c)	380	388
4.38%, 1/11/2022	60	60	5.71%, 6/15/2039(e)	465	502
4.63%, 9/15/2020	77	81	5.79%, 9/15/2039(e)	381	382
6.88%, 11/21/2036	25	29	Fannie Mae
Vedanta Resources PLC			0.44%, 1/25/2023(e)	36	36
9.50%, 7/18/2018	100	101	0.49%, 11/25/2022(e)	20	20
Volcan Cia Minera SAA			0.49%, 3/25/2035(e)	104	104
5.38%, 2/2/2022(c)	47	49	0.54%, 2/25/2018(e)	32	32

See accompanying notes

30

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae (continued)			WAMU Commercial Mortgage Securities
0.54%, 2/25/2032(e)	$ 56	$ 56	Trust
3.81%, 2/25/2037(e)	1,106	59	3.83%, 1/25/2035(c)	$ 5	$ 5
6.00%, 5/25/2030	488	495	WaMu Mortgage Pass Through Certificates
6.01%, 3/25/2024(e)	2,081	198	2.56%, 5/25/2035(e)	21	21
6.50%, 2/25/2047	218	245	Washington Mutual Alternative Mortgage
6.51%, 11/25/2036(e)	1,003	155	Pass-Through Certificates
6.71%, 4/25/2039(e)	216	235	0.49%, 2/25/2036(e)	183	100
6.86%, 9/25/2031(e)	418	27	0.52%, 6/25/2046(e)	197	5
7.63%, 3/25/2039(e)	223	252	Wells Fargo Mortgage Backed Securities
Fannie Mae Whole Loan			Trust
0.44%, 5/25/2035(b),(e)	287	285	6.00%, 10/25/2036(e)	42	42
Freddie Mac					$ 26,387
0.69%, 6/15/2023(e)	125	125
0.84%, 8/15/2018(e)	431	435	Office & Business Equipment - 0.03%
3.50%, 3/15/2027(e)	600	74	Xerox Corp
4.50%, 10/15/2035(e)	1,736	221	6.75%, 2/1/2017	80	93
4.50%, 5/15/2038(e)	1,984	328
6.26%, 7/15/2041(e)	481	96	Oil & Gas - 3.68%
6.36%, 2/15/2035(e)	3,716	364	Anadarko Petroleum Corp
6.46%, 3/15/2036(e)	2,434	385	5.95%, 9/15/2016	470	542
6.51%, 2/15/2035(e)	3,224	312	6.20%, 3/15/2040	440	499
6.81%, 7/15/2031(e)	1,748	132	Antero Resources Finance Corp
GE Capital Commercial Mortgage Corp			7.25%, 8/1/2019(c)	130	134
0.18%, 5/10/2014(e)	18,197	75	BP Capital Markets PLC
Ginnie Mae			3.13%, 10/1/2015	260	275
4.00%, 10/16/2024(e)	581	66	3.63%, 5/8/2014	330	347
5.00%, 10/16/2022(e)	1,318	109	Canadian Natural Resources Ltd
6.28%, 1/16/2038(e)	148	24	5.70%, 5/15/2017	235	278
6.46%, 7/20/2035(e)	947	164	Carrizo Oil & Gas Inc
Greenwich Capital Commercial Funding			8.63%, 10/15/2018	105	111
Corp			Chaparral Energy Inc
5.44%, 3/10/2039(e)	940	1,034	8.25%, 9/1/2021	175	186
GS Mortgage Securities Corp II			8.88%, 2/1/2017(e)	80	84
5.79%, 8/10/2045(e)	1,070	1,187	9.88%, 10/1/2020	220	245
Homebanc Mortgage Trust			Chesapeake Energy Corp
0.58%, 1/25/2036(e)	987	610	6.13%, 2/15/2021	260	257
Impac CMB Trust			9.50%, 2/15/2015	5	6
1.22%, 10/25/2034(b),(e)	208	145	Concho Resources Inc
Indymac Index Mortgage Loan Trust			7.00%, 1/15/2021	185	198
0.47%, 4/25/2035(e)	127	83	ConocoPhillips
JP Morgan Chase Commercial Mortgage			5.75%, 2/1/2019	430	523
Securities Corp			Denbury Resources Inc
5.34%, 6/12/2041(e)	116	118	8.25%, 2/15/2020	43	48
5.40%, 6/12/2047	400	407	9.75%, 3/1/2016	80	88
LB-UBS Commercial Mortgage Trust			Devon Energy Corp
0.45%, 2/15/2040(e)	20,845	362	2.40%, 7/15/2016	285	293
4.74%, 7/15/2030	720	783	Gazprom OAO Via Gaz Capital SA
6.23%, 7/17/2040(e)	350	194	7.29%, 8/16/2037(c)	186	211
Merrill Lynch/Countrywide Commercial			8.63%, 4/28/2034	175	220
Mortgage Trust			GMX Resources Inc
0.52%, 8/12/2048(e)	7,636	138	11.00%, 12/1/2017(c),(e),(g)	15	13
Morgan Stanley Capital I			Hilcorp Energy I LP/Hilcorp Finance Co
5.60%, 4/12/2049(e)	225	240	7.63%, 4/15/2021(c)	25	27
5.60%, 4/12/2049(e)	1,955	2,033	8.00%, 2/15/2020(c)	195	211
Morgan Stanley Reremic Trust			Indian Oil Corp Ltd
3.00%, 7/17/2056(c),(d)	592	595	4.75%, 1/22/2015	100	102
4.97%, 4/16/2040(c)	525	514	KazMunayGas National Co
5.79%, 8/12/2045(c),(e)	515	531	7.00%, 5/5/2020	130	148
NCUA Guaranteed Notes			Kodiak Oil & Gas Corp
2.90%, 10/29/2020	800	839	8.13%, 12/1/2019(c)	60	63
Nomura Asset Acceptance Corp			Linn Energy LLC/Linn Energy Finance Corp
0.59%, 2/25/2035(e)	13	13	6.50%, 5/15/2019(c)	165	162
RBSCF Trust			7.75%, 2/1/2021	115	119
5.79%, 9/17/2039(c),(e)	150	158	8.63%, 4/15/2020	65	70
Residential Asset Securitization Trust			Lukoil International Finance BV
5.50%, 2/25/2035	236	237	7.25%, 11/5/2019(c)	100	113
Wachovia Bank Commercial Mortgage Trust			Nabors Industries Inc
0.00%, 12/15/2043(a)	250	24	5.00%, 9/15/2020	240	258
0.44%, 12/15/2043(c),(e)	655	459

See accompanying notes

31

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Other Asset Backed Securities - 1.26%
National JSC Naftogaz of Ukraine			Ameriquest Mortgage Securities Inc
9.50%, 9/30/2014	$ 100	$ 97	0.54%, 3/25/2035(e)	$ 11	$ 11
Nexen Inc			Countrywide Asset-Backed Certificates
6.40%, 5/15/2037	530	583	0.49%, 3/25/2036(b),(e)	612	368
Noble Holding International Ltd			0.76%, 6/25/2035(e)	367	340
5.25%, 3/15/2042	50	50	First-Citizens Home Equity Loan LLC
Pacific Rubiales Energy Corp			0.45%, 9/15/2022(c),(e)	84	78
7.25%, 12/12/2021	100	109	GE Dealer Floorplan Master Note Trust
Petrobras International Finance Co - Pifco			0.84%, 7/20/2016(e)	1,000	1,004
2.88%, 2/6/2015	260	267	GE Equipment Transportation LLC
3.88%, 1/27/2016	60	63	1.33%, 5/20/2019	600	603
5.38%, 1/27/2021	290	312	JP Morgan Mortgage Acquisition Corp
6.88%, 1/20/2040	65	76	0.32%, 3/25/2037(e)	77	74
Petro-Canada			0.39%, 3/25/2037(e)	720	546
5.95%, 5/15/2035	320	369	5.45%, 11/25/2036	404	403
Petroleos de Venezuela SA			Marriott Vacation Club Owner Trust
4.90%, 10/28/2014	85	76	5.52%, 5/20/2029(c),(e)	105	106
5.25%, 4/12/2017	169	128	MSDWCC Heloc Trust
5.38%, 4/12/2027	185	114	0.43%, 7/25/2017(e)	98	81
Petroleos Mexicanos			Washington Mutual Asset-Backed
4.88%, 1/24/2022(c)	40	42	Certificates
4.88%, 1/24/2022	105	110	0.42%, 4/25/2036(e)	701	584
6.50%, 6/2/2041	175	197			$ 4,198
Petroleum Development Corp
12.00%, 2/15/2018	225	244	Packaging & Containers - 0.13%
Phillips 66			Crown Cork & Seal Co Inc
1.95%, 3/5/2015(c)	720	725	7.38%, 12/15/2026	83	88
4.30%, 4/1/2022(c)	590	600	Plastipak Holdings Inc
			8.50%, 12/15/2015(c)	10	10
Pioneer Natural Resources Co			10.63%, 8/15/2019(c)	45	51
7.50%, 1/15/2020	120	147	Rock-Tenn Co

Precision Drilling Corp			4.90%, 3/1/2022 (c)	130	130
6.50%, 12/15/2021(c)	50	52
6.63%, 11/15/2020	110	115	Sealed Air Corp
			8.38%, 9/15/2021(c)	120	135
Range Resources Corp
5.00%, 8/15/2022	80	79			$ 414
Samson Investment Co			Pharmaceuticals - 1.19%
9.75%, 2/15/2020(c)	80	81	Aristotle Holding Inc
Talisman Energy Inc			2.10%, 2/12/2015(c)	120	121
5.13%, 5/15/2015	120	130	2.75%, 11/21/2014(c)	370	380
TNK-BP Finance SA			3.50%, 11/15/2016(c)	375	392
7.25%, 2/2/2020(c)	200	232	3.90%, 2/15/2022(c)	420	425
Total Capital International SA			6.13%, 11/15/2041(c)	130	145
1.50%, 2/17/2017	260	253	Endo Pharmaceuticals Holdings Inc
Transocean Inc			7.00%, 7/15/2019	70	75
5.05%, 12/15/2016	440	471	7.25%, 1/15/2022	75	80
6.38%, 12/15/2021	490	551	GlaxoSmithKline Capital Inc
Venoco Inc			5.38%, 4/15/2034	285	322
11.50%, 10/1/2017	125	130	McKesson Corp
		$ 12,234	3.25%, 3/1/2016	115	123
Oil & Gas Services - 0.65%			Merck & Co Inc
Baker Hughes Inc			5.95%, 12/1/2028	130	163
3.20%, 8/15/2021(c)	250	252	6.50%, 12/1/2033(e)	185	249
Cameron International Corp			Mylan Inc/PA
			7.88%, 7/15/2020(c)	100	111
4.50%, 6/1/2021	295	318
6.38%, 7/15/2018	380	449	Teva Pharmaceutical Finance Co BV
7.00%, 7/15/2038	45	57	2.40%, 11/10/2016	575	589
Cie Generale de Geophysique - Veritas			Teva Pharmaceutical Finance IV BV
9.50%, 5/15/2016	175	192	3.65%, 11/10/2021	160	162
Halliburton Co			Watson Pharmaceuticals Inc
3.25%, 11/15/2021	312	320	5.00%, 8/15/2014	315	337
Schlumberger Investment SA			Wyeth LLC
3.30%, 9/14/2021(c)	255	258	5.95%, 4/1/2037	130	165
SESI LLC			6.00%, 2/15/2036	90	113
6.38%, 5/1/2019	70	74			$ 3,952
7.13%, 12/15/2021(c)	85	92	Pipelines - 1.40%
Weatherford International Ltd/Bermuda			Chesapeake Midstream Partners LP / CHKM
7.00%, 3/15/2038	120	135	Finance Corp
		$ 2,147	5.88%, 4/15/2021(c)	49	49

See accompanying notes

32

Schedule of Investments Bond & Mortgage Securities Account March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Pipelines (continued)			Retail (continued)
El Paso Corp			AutoNation Inc
7.75%, 1/15/2032	$ 100	$ 114	5.50%, 2/1/2020	$ 130	$ 132
El Paso Pipeline Partners Operating Co LLC			CVS Caremark Corp
5.00%, 10/1/2021	430	446	5.75%, 5/15/2041	180	203
Energy Transfer Equity LP			6.60%, 3/15/2019	205	253
7.50%, 10/15/2020	105	117	CVS Pass-Through Trust
Energy Transfer Partners LP			5.77%, 1/10/2033(c)	292	310
5.20%, 2/1/2022	195	204	5.93%, 1/10/2034(c)	234	250
6.05%, 6/1/2041	350	353	7.51%, 1/10/2032(c)	58	69
6.50%, 2/1/2042	170	179	Macy's Retail Holdings Inc
Enterprise Products Operating LLC			5.75%, 7/15/2014	180	197
4.85%, 8/15/2042	385	368	5.90%, 12/1/2016	235	270
6.13%, 10/15/2039	265	298	6.90%, 4/1/2029	25	29
8.38%, 8/1/2066	520	567	McDonald's Corp
Kinder Morgan Energy Partners LP			3.70%, 2/15/2042	235	217
5.30%, 9/15/2020	215	236	Nordstrom Inc
5.63%, 9/1/2041	260	265	6.25%, 1/15/2018	240	293
MarkWest Energy Partners LP / MarkWest			Rite Aid Corp
Energy Finance Corp			9.75%, 6/12/2016	120	133
6.25%, 6/15/2022	170	178	Suburban Propane Partners LP/Suburban
6.50%, 8/15/2021	45	48	Energy Finance Corp
6.75%, 11/1/2020	20	22	7.38%, 3/15/2020	105	112
ONEOK Inc			Toys R Us Property Co II LLC
4.25%, 2/1/2022	230	233	8.50%, 12/1/2017	160	167
ONEOK Partners LP			Wal-Mart Stores Inc
3.25%, 2/1/2016	340	356	5.00%, 10/25/2040	65	72
Plains All American Pipeline LP / PAA					$ 2,842
Finance Corp
3.65%, 6/1/2022	365	358	Savings & Loans - 0.14%
Regency Energy Partners LP / Regency Energy			Santander Holdings USA Inc
Finance Corp			4.63%, 4/19/2016	470	476
6.50%, 7/15/2021	40	42
6.88%, 12/1/2018	130	137	Semiconductors - 0.08%
9.38%, 6/1/2016	65	71	Jazz Technologies Inc
		$ 4,641	8.00%, 6/30/2015(c)	1	1
			8.00%, 6/30/2015	207	168
Regional Authority - 0.02%			STATS ChipPAC Ltd
Provincia de Buenos Aires/Argentina
10.88%, 1/26/2021(c)	100	74	7.50%, 8/12/2015	100	107
					$ 276

REITS - 1.02%			Software - 0.17%
Alexandria Real Estate Equities Inc			First Data Corp
			7.38%, 6/15/2019(c)	170	173
4.60%, 4/1/2022	175	171
DDR Corp			Oracle Corp
4.75%, 4/15/2018	445	461	5.38%, 7/15/2040	165	191
DuPont Fabros Technology LP			6.13%, 7/8/2039	85	105
8.50%, 12/15/2017	140	154	Serena Software Inc
Entertainment Properties Trust			10.38%, 3/15/2016	90	93
7.75%, 7/15/2020	560	589			$ 562
ERP Operating LP			Sovereign - 0.90%
4.63%, 12/15/2021	625	658	Argentina Boden Bonds
HCP Inc			7.00%, 10/3/2015(g)	95	89
3.75%, 2/1/2019	685	681	Argentine Republic Government International
Host Hotels & Resorts LP			Bond
6.88%, 11/1/2014	35	36	8.28%, 12/31/2033	33	25
Rayonier Inc			Brazilian Government International Bond
3.75%, 4/1/2022	250	245	4.88%, 1/22/2021	235	266
Simon Property Group LP			Colombia Government International Bond
4.75%, 3/15/2042	200	191	6.13%, 1/18/2041	100	122
Ventas Realty LP / Ventas Capital Corp			7.38%, 3/18/2019	100	128
4.25%, 3/1/2022	195	189	Hungary Government International Bond
		$ 3,375	4.75%, 2/3/2015	35	33
Retail - 0.86%			6.38%, 3/29/2021	24	22
AmeriGas Finance LLC/AmeriGas Finance			Indonesia Government International Bond
Corp			4.88%, 5/5/2021	200	217
6.75%, 5/20/2020	35	35	Lithuania Government International Bond
			6.13%, 3/9/2021(c)	100	107
AmeriGas Partners LP/AmeriGas Finance
Corp			Mexico Government International Bond
6.25%, 8/20/2019	100	100	3.63%, 3/15/2022	110	112

See accompanying notes

33

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Sovereign (continued)			Telecommunications (continued)
Mexico Government International Bond			MTS International Funding Ltd
(continued)			8.63%, 6/22/2020(c)	$ 100	$ 116
4.75%, 3/8/2044	$ 158	$ 155	Nextel Communications Inc
5.63%, 1/15/2017	120	139	7.38%, 8/1/2015	475	458
Peruvian Government International Bond			NII Capital Corp
7.13%, 3/30/2019	90	115	7.63%, 4/1/2021	340	332
Philippine Government International Bond			Qwest Corp
4.00%, 1/15/2021	100	104	6.75%, 12/1/2021	305	340
Romanian Government International Bond			SBA Tower Trust
6.75%, 2/7/2022(c)	72	75	4.25%, 4/15/2015(c)	415	433
Russian Foreign Bond - Eurobond			Sprint Nextel Corp
5.63%, 4/4/2042(c),(d),(f)	200	202	7.00%, 3/1/2020(c)	80	81
7.50%, 3/31/2030(e)	328	393	9.00%, 11/15/2018(c)	245	269
Turkey Government International Bond			9.13%, 3/1/2017(c)	85	84
6.88%, 3/17/2036	130	144	Telefonica Emisiones SAU
7.25%, 3/15/2015	140	155	0.86%, 2/4/2013(e)	375	368
Venezuela Government International Bond			3.73%, 4/27/2015	240	239
5.75%, 2/26/2016	215	191	Telefonica Moviles Chile SA
9.25%, 9/15/2027	235	207	2.88%, 11/9/2015	100	100
		$ 3,001	UPCB Finance VI Ltd
			6.88%, 1/15/2022(c)	150	155
Student Loan Asset Backed Securities - 0.29%			Verizon Communications Inc
SLM Student Loan Trust			2.00%, 11/1/2016	230	234
1.66%, 10/25/2016(e)	965	974
			6.25%, 4/1/2037	25	30
			Verizon Global Funding Corp
Telecommunications - 3.14%			7.75%, 12/1/2030	180	244
America Movil SAB de CV			VimpelCom Holdings BV
6.13%, 3/30/2040	100	116	7.50%, 3/1/2022	200	193
AT&T Inc			Virgin Media Finance PLC
1.60%, 2/15/2017	350	348	5.25%, 2/15/2022	32	32
2.95%, 5/15/2016	455	481	Wind Acquisition Finance SA
5.55%, 8/15/2041	620	687	11.75%, 7/15/2017(c)	410	404
6.15%, 9/15/2034	215	248	Wind Acquisition Holdings Finance SA
CenturyLink Inc			12.25%, 7/15/2017(c),(g)	128	113
5.80%, 3/15/2022	515	503			$ 10,424
7.65%, 3/15/2042	345	324
Cincinnati Bell Inc			Toys, Games & Hobbies - 0.04%
			Mattel Inc
8.38%, 10/15/2020	125	126	5.45%, 11/1/2041	135	141
Cisco Systems Inc
5.50%, 1/15/2040	120	140
Clearwire Communications LLC/Clearwire			Transportation - 0.60%
Finance Inc			Canadian National Railway Co
14.75%, 12/1/2016(c)	60	66	1.45%, 12/15/2016	150	149
12.00%, 12/1/2015(c)	320	315	CSX Corp
Deutsche Telekom International Finance BV			4.25%, 6/1/2021	240	257
2.25%, 3/6/2017(c)	455	450	5.50%, 4/15/2041	185	201
Digicel Group Ltd			6.25%, 3/15/2018	200	240
8.88%, 1/15/2015	100	102	7.38%, 2/1/2019	170	214
9.13%, 1/15/2015(c),(g)	285	290	Kansas City Southern de Mexico SA de CV
10.50%, 4/15/2018(c)	150	166	6.13%, 6/15/2021	263	283
Digicel Ltd			Navios Maritime Acquisition Corp / Navios
12.00%, 4/1/2014(c)	65	73	Acquisition Finance US Inc
Eileme 2 AB			8.63%, 11/1/2017	155	140
11.63%, 1/31/2020(c)	200	208	Navios Maritime Holdings Inc / Navios
Goodman Networks Inc			Maritime Finance US Inc
12.13%, 7/1/2018(c)	150	151	8.88%, 11/1/2017	110	113
Intelsat Jackson Holdings SA			PHI Inc
8.50%, 11/1/2019	55	60	8.63%, 10/15/2018	80	82
11.25%, 6/15/2016	70	74	Ship Finance International Ltd
Intelsat Luxembourg SA			8.50%, 12/15/2013	85	85
11.50%, 2/4/2017	441	459	Swift Services Holdings Inc
11.25%, 2/4/2017	205	213	10.00%, 11/15/2018	195	212
Level 3 Communications Inc					$ 1,976
11.88%, 2/1/2019	205	234	TOTAL BONDS		$ 197,045
Level 3 Financing Inc
8.13%, 7/1/2019(c)	80	83
8.63%, 7/15/2020(c)	165	173
10.00%, 2/1/2018	100	109

See accompanying notes

34

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
1.61%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.03%			Forest Products & Paper (continued)
Getty Images Inc, Term Loan B			NewPage Corp, DIP Term Loan
5.25%, 11/3/2016(e)	$ 93 $	93	8.00%, 3/8/2013(e)	$ 70 $	71
				$ 214

Automobile Manufacturers - 0.03%			Healthcare - Products - 0.01%
Chrysler Group LLC, Term Loan B			Kinetic Concepts Inc, Term Loan B1
6.01%, 5/30/2017(e)	99	101	7.00%, 4/20/2018(e)	40	41

Automobile Parts & Equipment - 0.02%			Healthcare - Services - 0.12%
HHI Holdings LLC, Term Loan B			Aurora Diagnostics LLC, Term Loan B
7.00%, 3/18/2017(e)	55	55	6.25%, 4/20/2016(e)	51	50
			HCA Inc, Term Loan B3
			3.49%, 5/1/2018(e)	70	69
Chemicals - 0.06%
AZ Chemical US Inc, Term Loan B			IASIS Healthcare LLC / IASIS Capital Corp,
7.25%, 12/6/2017(e)	115	116	Term Loan
			5.00%, 5/3/2018(e)	30	30
Ineos US Finance LLC, PIK Term Loan C2
8.00%, 12/16/2014(e),(g)	5	6	Multiplan Inc, Term Loan B
			4.75%, 8/26/2017(e)	158	156
Taminco Global Chemical Corp, Term Loan			Radnet Management Inc, Term Loan B

B			5.74%, 4/6/2016(e)	94	92
6.25%, 1/27/2019(e)	75	75
	$ 197			$ 397

Commercial Services - 0.02%			Insurance - 0.22%
Interactive Data Corp, Term Loan			Asurion LLC, Term Loan
4.50%, 2/11/2018(e)	79	79	9.75%, 5/10/2019(e)	225	228
			Asurion LLC, Term Loan B
			6.16%, 5/10/2018(e)	283	280
Computers - 0.01%			CNO Financial Group Inc, Term Loan B1
Spansion LLC, Term Loan B-EXIT			6.25%, 9/30/2016(e)	72	72
4.75%, 2/9/2015(e)	39	39	Lone Star Intermediate Super Holdings LLC,
			Term Loan
			0.00%, 8/16/2019(e),(h)	160	162
Consumer Products - 0.03%
Reynolds Group Holdings Inc, Term Loan C				$ 742
6.50%, 8/9/2018(e)	89	90	Internet - 0.05%
			Open Solutions Inc, Term Loan B
Diversified Financial Services - 0.08%			2.69%, 1/23/2014(e)	104	96
Nuveen Investments Inc, Term Loan			Zayo Group LLC, Term Loan B
8.25%, 2/23/2019(e)	100	101	7.00%, 11/7/2016(e)	85	85
Nuveen Investments Inc, Term Loan EXT				$ 181
5.87%, 5/13/2017(e)	86	86
			Lodging - 0.04%
Springleaf Financial Funding Co, Term Loan			Ameristar Casinos Inc, Term Loan B
5.50%, 5/10/2017(e)	95	87	4.00%, 4/16/2018(e)	35	35
	$ 274		Caesars Entertainment Operating Co Inc, Term
Electric - 0.09%			Loan B4
Dynegy Power LLC, Term Loan			9.50%, 10/31/2016(e)	35	36
9.25%, 8/5/2016(e)	179	187	Caesars Entertainment Operating Co Inc, Term
NRG Energy Inc, Term Loan B			Loan B6
4.00%, 5/5/2018(e)	40	39	5.49%, 1/28/2018(e)	60	54
Texas Competitive Electric Holdings Co LLC,				$ 125
Term Loan NON-EXT			Machinery - Diversified - 0.04%
3.74%, 10/10/2014(e)	95	58
			Edwards Cayman Islands II Ltd, Term Loan
	$ 284		5.50%, 5/31/2016(e)	128	127
Entertainment - 0.18%
CCM Merger Inc, Term Loan			Media - 0.13%
7.00%, 2/1/2017(e)	378	379	Cumulus Media Holdings Inc, Term Loan
Summit Entertainment LLC, Term Loan B			7.50%, 1/14/2019(e)	85	86
6.75%, 9/7/2016(e)	209	208	Kabel Deutschland Vertrieb und Service
	$ 587		GmbH, Term Loan F
			4.25%, 1/30/2019(e)	65	65
Food - 0.01%
Pinnacle Foods Finance LLC / Pinnacle Foods			Univision Communications Inc, Term Loan
Finance Corp, Term Loan E			EXT
0.00%, 9/22/2018(e),(h)	15	15	4.49%, 3/31/2017(e)	287	266
				$ 417

Forest Products & Paper - 0.06%			Metal Fabrication & Hardware - 0.05%
Exopack LLC, Term Loan B			Schaeffler AG, Term Loan C2
6.50%, 5/6/2017(e)	144	143	0.00%, 2/14/2017(e),(h)	175	176

See accompanying notes

35

Schedule of Investments Bond & Mortgage Securities Account March 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Pharmaceuticals - 0.04%				(continued)
Grifols Inc, Term Loan B				6.50%, 5/1/2032(i)	$ 21	$ 24
4.00%, 6/1/2017(e)	$ 90	$ 90
				6.50%, 5/1/2032(i)	67	76
NBTY Inc, Term Loan B1				6.50%, 4/1/2035(i)	51	57
4.25%, 10/1/2017(e)	38	38
				7.00%, 12/1/2029(i)	41	48
		$ 128		7.00%, 6/1/2030(i)	8	10
REITS - 0.04%				7.00%, 12/1/2030(i)	7	8
iStar Financial Inc, Term Loan A1				7.00%, 1/1/2031(i)	3	3
0.00%, 6/28/2013(e),(h)	45	45		7.00%, 1/1/2031(i)	11	13
iStar Financial Inc, Term Loan A2				7.00%, 2/1/2031(i)	3	4
0.00%, 6/30/2014(e),(h)	85	85		7.00%, 12/1/2031(i)	88	102
		$ 130		7.50%, 4/1/2030(i)	11	13
				7.50%, 9/1/2030(i)	9	9
Retail - 0.08%				7.50%, 3/1/2031(i)	41	49
DineEquity Inc, Term Loan B1				8.00%, 9/1/2030(i)	86	97
4.25%, 10/19/2017(e)	81	81
						$ 12,748
Dunkin' Brands Inc, Term Loan B
4.00%, 11/23/2017(e)	98	98		Federal National Mortgage Association (FNMA) - 19.88%
Neiman Marcus Group Inc/The, Term Loan				2.35%, 7/1/2034(e),(i)	54	57
4.75%, 4/25/2018(e)	100	100		2.41%, 7/1/2034(e),(i)	6	7
		$ 279		2.50%, 5/1/2027(i),(j)	7,000	7,078
				2.57%, 3/1/2035(e),(i)	135	144
Semiconductors - 0.03%				3.00%, 4/1/2027(i),(j)	2,750	2,847
Freescale Semiconductor Inc, Term Loan				3.26%, 6/1/2041(e),(i)	3,078	3,220
4.49%, 12/1/2016(e)	99	96		3.50%, 1/1/2041(i)	107	110
				4.00%, 10/1/2019(i)	215	228
Software - 0.08%				4.00%, 8/1/2020(i)	984	1,043
First Data Corp, Term Loan B1				4.00%, 2/1/2031(i)	338	359
2.99%, 12/24/2014(e)	286	275		4.00%, 3/1/2031(i)	2,725	2,892
				4.00%, 4/1/2031(i)	539	572
				4.00%, 6/1/2031(i)	895	949
Telecommunications - 0.06%				4.00%, 11/1/2040(i)	4,438	4,693
Intelsat Jackson Holdings SA, Term Loan				4.00%, 4/1/2042(i),(j)	3,000	3,145
3.24%, 2/1/2014(e)	100	98		4.50%, 7/1/2025(i)	262	282
Intelsat Jackson Holdings SA, Term Loan B				4.50%, 5/1/2031(i)	2,253	2,398
5.25%, 4/6/2018(e)	25	25		4.50%, 7/1/2039(i)	133	143
Level 3 Financing Inc, Term Loan A				4.50%, 8/1/2039(i)	484	521
2.69%, 10/31/2018(e)	55	54		4.50%, 5/1/2040(i)	553	602
UPC Financing Partnership, Term Loan AB				4.50%, 6/1/2040(i)	1,295	1,395
4.75%, 12/31/2017(e)	15	15		4.50%, 8/1/2040(i)	565	602
		$ 192		4.50%, 9/1/2040(i)	842	907
TOTAL SENIOR FLOATING RATE INTERESTS		$ 5,334		4.50%, 11/1/2040(i)	2,806	3,007
U.S. GOVERNMENT & GOVERNMENT	Principal			4.50%, 1/1/2041(i)	1,810	1,950
AGENCY OBLIGATIONS - 42.72%	Amount (000's)	Value (000's)		4.50%, 1/1/2041(i)	746	803
Federal Home Loan Mortgage Corporation (FHLMC) -				4.50%, 9/1/2041(i)	595	635
3.84%				4.50%, 4/1/2042(i),(j)	1,465	1,558
2.90%, 2/1/2034(e),(i)	$ 7	$ 7		5.00%, 7/1/2035(i)	125	135
4.00%, 8/1/2024(i)	112	121		5.00%, 12/1/2039(i)	141	156
4.50%, 7/1/2024(i)	177	192		5.00%, 2/1/2040(i)	643	701
4.50%, 4/1/2031(i)	1,008	1,070		5.00%, 5/1/2041(i)	452	492
4.50%, 5/1/2040(i)	695	754		5.00%, 4/1/2042(i),(j)	4,060	4,385
4.50%, 6/1/2040(i)	537	582		5.50%, 6/1/2019(i)	87	95
4.50%, 8/1/2040(i)	197	212		5.50%, 7/1/2019(i)	31	34
5.00%, 5/1/2018(i)	608	656		5.50%, 7/1/2019(i)	79	86
5.00%, 10/1/2024(i)	882	960		5.50%, 8/1/2019(i)	21	23
5.00%, 6/1/2031(i)	554	597		5.50%, 8/1/2019(i)	88	96
5.00%, 10/1/2035(i)	274	300		5.50%, 10/1/2019(i)	191	209
5.00%, 6/1/2037(i)	247	267		5.50%, 10/1/2019(i)	102	111
5.00%, 6/1/2041(i)	4,035	4,418		5.50%, 12/1/2022(i)	135	149
5.50%, 6/1/2024(i)	915	1,006		5.50%, 7/1/2033(i)	1,669	1,834
5.52%, 2/1/2037(e),(i)	267	288		5.50%, 4/1/2035(i)	295	323
6.00%, 3/1/2031(i)	30	33		5.50%, 8/1/2036(i)	2,367	2,591
6.00%, 4/1/2031(i)	2	2		5.50%, 2/1/2037(i)	58	63
6.00%, 6/1/2032(i)	114	127		5.50%, 1/1/2040(i)	272	298
6.00%, 10/1/2032(i)	82	92		5.50%, 5/1/2040(i)	200	219
6.00%, 1/1/2038(i)	401	448		5.50%, 5/1/2040(i)	222	244
6.50%, 4/1/2016(i)	12	13		5.50%, 7/1/2040(i)	2,935	3,214
6.50%, 3/1/2029(i)	16	18		5.50%, 7/1/2040(i)	297	326
6.50%, 5/1/2029(i)	25	29		5.69%, 2/1/2036(e),(i)	131	141
6.50%, 4/1/2031(i)	13	14		6.00%, 5/1/2031(i)	14	16
6.50%, 2/1/2032(i)	25	29
See accompanying notes			36

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
6.00%, 7/1/2035(i)	$ 697	$ 772	Investment in Joint Trading Account; Deutsche $	1,288	$ 1,288
6.00%, 2/1/2037(i)	2,921	3,226	Bank Repurchase Agreement; 0.10% dated
6.00%, 2/1/2038(i)	497	552	03/30/12 maturing 04/02/12 (collateralized
6.00%, 12/1/2038(i)	754	837	by US Government Securities; $1,313,513;
6.50%, 8/1/2031(i)	19	22	0.00% - 2.50%; dated 06/29/12 - 09/15/29)
6.50%, 3/1/2032(i)	35	40	Investment in Joint Trading Account; JP	2,711	2,711
6.50%, 7/1/2037(i)	148	168	Morgan Repurchase Agreement; 0.04%
6.50%, 7/1/2037(i)	219	249	dated 03/30/12 maturing 04/02/12
6.50%, 2/1/2038(i)	153	172	(collateralized by US Government
6.50%, 3/1/2038(i)	92	104	Securities; $2,765,290; 0.00% - 10.35%;
6.50%, 9/1/2038(i)	1,571	1,772	dated 10/15/12 - 04/15/30)
7.00%, 2/1/2032(i)	48	55	Investment in Joint Trading Account; JP	2,372	2,372
		$ 66,057	Morgan Repurchase Agreement; 0.05%
Government National Mortgage Association (GNMA) -			dated 03/30/12 maturing 04/02/12
5.14%			(collateralized by US Government
4.00%, 10/15/2041	985	1,062	Securities; $2,419,629; 0.00% - 6.47%;
4.00%, 10/20/2041	98	105	dated 04/02/12 - 10/03/31)
4.50%, 1/20/2042	2,192	2,391	Investment in Joint Trading Account; Merrill	4,646	4,646
4.50%, 4/1/2042(j)	5,000	5,440	Lynch Repurchase Agreement; 0.02%
5.00%, 2/15/2034	1,135	1,258	dated 03/30/12 maturing 04/02/12
5.00%, 10/15/2034	415	460	(collateralized by US Government
5.00%, 6/20/2040	541	597	Securities; $4,738,449; 0.00% - 8.13%;
5.00%, 4/1/2042(j)	680	751	dated 05/01/12 - 09/15/39)
5.50%, 12/20/2033	571	640			$ 13,355
5.50%, 5/20/2035	72	80	TOTAL REPURCHASE AGREEMENTS		$ 13,355
5.50%, 7/20/2038	1,306	1,453	Total Investments		$ 357,656
6.00%, 1/20/2029	89	101	Liabilities in Excess of Other Assets, Net - (7.66)%		$ (25,441)
6.00%, 7/20/2029	15	17	TOTAL NET ASSETS - 100.00%		$ 332,215
6.00%, 12/15/2033	86	98
6.00%, 12/20/2036	439	496
6.00%, 4/1/2042(j)	890	1,004	(a) Non-Income Producing Security
6.50%, 3/20/2028	13	15	(b) Security is Illiquid
6.50%, 5/20/2029	12	14	(c)		Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 12/15/2032	875	1,021	1933. These securities may be resold in transactions exempt from
7.00%, 3/15/2031	28	34	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 5/15/2029	22	22	indicated, these securities are not considered illiquid. At the end of the
8.00%, 12/15/2030	15	18	period, the value of these securities totaled $44,974 or 13.54% of net
		$ 17,077	assets.
			(d)		Market value is determined in accordance with procedures established in
U.S. Treasury - 13.86%			good faith by the Board of Directors. At the end of the period, the value of
0.13%, 8/31/2013	355	354	these securities totaled $1,305 or 0.39% of net assets.
1.00%, 8/31/2016	6,320	6,347	(e)	Variable Rate. Rate shown is in effect at March 31, 2012.
1.25%, 10/31/2015	5,800	5,916	(f) Security purchased on a when-issued basis.
1.50%, 7/31/2016	3,695	3,791	(g)		Payment in kind; the issuer has the option of paying additional securities
1.88%, 8/31/2017	5,200	5,390	in lieu of cash.
2.00%, 2/15/2022	3,500	3,431	(h)		This Senior Floating Rate Note will settle after March 31, 2012, at which
2.63%, 1/31/2018	1,700	1,828	time the interest rate will be determined.
3.13%, 5/15/2019	1,150	1,266	(i)		This entity was put into conservatorship by the US Government in 2008.
3.13%, 11/15/2041	230	221	See Notes to Financial Statements for additional information.
3.38%, 11/15/2019	2,000	2,233	(j)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.13%, 5/15/2015	35	39	Notes to Financial Statements for additional information.
4.38%, 5/15/2040	1,900	2,283
4.50%, 2/15/2036	2,000	2,441
6.00%, 2/15/2026	5,925	8,175
8.13%, 8/15/2019	1,600	2,324	Unrealized Appreciation (Depreciation)
		$ 46,039	The net federal income tax unrealized appreciation (depreciation) and federal tax
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			cost of investments held as of the period end were as follows:
OBLIGATIONS		$ 141,921
	Maturity		Unrealized Appreciation	$ 10,961
REPURCHASE AGREEMENTS - 4.02%	Amount (000's)	Value (000's)	Unrealized Depreciation		(4,393)
			Net Unrealized Appreciation (Depreciation)	$ 6,568
Banks - 4.02%			Cost for federal income tax purposes	$ 351,088
Investment in Joint Trading Account; Credit	$ 2,338	$ 2,338
Suisse Repurchase Agreement; 0.07%			All dollar amounts are shown in thousands (000's)
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,385,063; 4.25% - 8.75%;
dated 08/15/20 - 08/15/39)

See accompanying notes

37

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		36.80%
Financial		17.89%
Government		14.78%
Communications		7.29%
Asset Backed Securities		7.07%
Consumer, Non-cyclical		6.22%
Energy		6.09%
Utilities		2.99%
Consumer, Cyclical		2.77%
Basic Materials		2.29%
Industrial		2.16%
Technology		1.28%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(7.66)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016 $	5,335 $	86	$ 282	$ (196)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	1,250	38	69	(31)
Total				$ 124		$ 351	$ (227)

All dollar amounts are shown in thousands (000's)

See accompanying notes

38

		Schedule of Investments
		Diversified Balanced Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 64.74%
Bond Market Index Fund (a)	18,283,525	$ 199,108
International Equity Index Fund (a)	2,821,331	27,818
MidCap S&P 400 Index Fund (a)	1,077,417	15,978
SmallCap S&P 600 Index Fund (a)	903,624	15,976
		$ 258,880

Principal Variable Contracts Funds, Inc. Class 1 - 35.14%
LargeCap S&P 500 Index Account (a)	13,788,873	140,509

TOTAL INVESTMENT COMPANIES		$ 399,389
Total Investments		$ 399,389
Other Assets in Excess of Liabilities, Net - 0.12%		$ 463
TOTAL NET ASSETS - 100.00%		$ 399,852

(a) Affiliated Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 34,066
Unrealized Depreciation	(1,078)
Net Unrealized Appreciation (Depreciation)	$ 32,988
Cost for federal income tax purposes	$ 366,401

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.79%
Domestic Equity Funds	43.13%
International Equity Funds	6.96%
Other Assets in Excess of Liabilities, Net	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes

39

Schedule of Investments
Diversified Balanced Account
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	15,189,025	$ 160,448	3,131,867	$ 34,157	37,367	$ 405	18,283,525	$ 194,200
International Equity Index Fund	2,607,152	25,051	367,881	3,541	153,702	1,481	2,821,331	27,113
LargeCap S&P 500 Index Account	12,742,454	107,593	1,762,694	17,177	716,275	7,058	13,788,873	117,754
MidCap S&P 400 Index Fund	1,006,099	13,095	137,037	1,963	65,719	941	1,077,417	14,124
SmallCap S&P 600 Index Fund	827,078	11,898	114,491	1,963	37,945	651	903,624	13,210

		$ 318,085		$ 58,801		$ 10,536		$ 366,401

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond Market Index Fund	$ —		$ —			$ —
International Equity Index Fund		—			2			—
LargeCap S&P 500 Index Account		—			42			—
MidCap S&P 400 Index Fund		—			7			—
SmallCap S&P 600 Index Fund		—			—			—
	$ —		$ 51			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

40

		Schedule of Investments
		Diversified Growth Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.83%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 54.71%
Bond Market Index Fund (a)	28,733,939	$ 312,913
International Equity Index Fund (a)	9,048,285	89,216
MidCap S&P 400 Index Fund (a)	3,023,540	44,839
SmallCap S&P 600 Index Fund (a)	2,535,820	44,833
		$ 491,801

Principal Variable Contracts Funds, Inc. Class 1 - 45.12%
LargeCap S&P 500 Index Account (a)	39,801,461	405,577

TOTAL INVESTMENT COMPANIES		$ 897,378
Total Investments		$ 897,378
Other Assets in Excess of Liabilities, Net - 0.18%		$ 1,573
TOTAL NET ASSETS - 100.00%		$ 898,951

(a) Affiliated Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,401
Unrealized Depreciation	(3,554)
Net Unrealized Appreciation (Depreciation)	$ 80,847
Cost for federal income tax purposes	$ 816,531

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.09%
Fixed Income Funds	34.81%
International Equity Funds	9.92%
Other Assets in Excess of Liabilities, Net	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes

41

Schedule of Investments
Diversified Growth Account
March 31, 2012 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	24,067,564	$ 254,034		4,669,359 $	50,911	2,984	$ 33	28,733,939	$ 304,912
International Equity Index Fund	8,430,090	82,320		995,301	9,626	377,106	3,645	9,048,285	88,304
LargeCap S&P 500 Index Account	37,081,150	318,757		4,111,406	40,165	1,391,095	13,783	39,801,461	345,202
MidCap S&P 400 Index Fund	2,846,503	37,748		310,572	4,463	133,535	1,911	3,023,540	40,300
SmallCap S&P 600 Index Fund	2,340,053	34,442		259,645	4,463	63,878	1,092	2,535,820	37,813

		$ 727,301		$ 109,628			$ 20,464		$ 816,531

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ —			$ —
International Equity Index Fund			—			3			—
LargeCap S&P 500 Index Account			—			63			—
MidCap S&P 400 Index Fund			—			—			—
SmallCap S&P 600 Index Fund			—			—			—
	$ —			$ 66			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

42

Schedule of Investments Diversified International Account March 31, 2012 (unaudited)

COMMON STOCKS - 96.51%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.02%				Banks (continued)
Teleperformance SA	4,092	$ 117		Deutsche Bank AG	23,088	$ 1,149
				FirstRand Ltd	357,268	1,104
				Governor & Co of the Bank of Ireland/The (a)	823,072	136
Aerospace & Defense - 0.72%				Grupo Financiero Banorte SAB de CV	139,700	621
BAE Systems PLC	374,292	1,795		Gunma Bank Ltd/The	24,000	128
MTU Aero Engines Holding AG	16,718	1,347
Zodiac Aerospace	1,953	203		Home Capital Group Inc	3,588	181
				HSBC Holdings PLC	660,116	5,858
		$ 3,345		ICICI Bank Ltd ADR	45,290	1,579
Agriculture - 3.36%				Industrial & Commercial Bank of China	2,481,555	1,601
British American Tobacco PLC	108,258	5,455		Industrial Bank of Korea	36,880	448
Bunge Ltd	8,019	549		Kasikornbank PCL	123,200	625
Golden Agri-Resources Ltd	1,105,000	690		KBC Groep NV	5,653	142
Imperial Tobacco Group PLC	107,420	4,355		Malayan Banking Bhd	139,700	405
ITC Ltd	173,044	771		Mitsubishi UFJ Financial Group Inc	683,600	3,403
Japan Tobacco Inc	422	2,376		Musashino Bank Ltd/The	2,200	76
KT&G Corp	5,901	419		National Australia Bank Ltd	136,218	3,471
Perusahaan Perkebunan London Sumatra	410,400	129		National Bank of Canada	32,400	2,578
Indonesia Tbk PT				Royal Bank of Canada	61,000	3,535
Souza Cruz SA	53,860	820		Sberbank of Russia	365,503	1,181
		$ 15,564		Standard Chartered PLC	118,240	2,950
				Sumitomo Mitsui Financial Group Inc	89,000	2,928
Airlines - 0.42%				Svenska Handelsbanken AB	81,774	2,607
Air China Ltd	1,080,000	748		Swedbank AB	198,431	3,083
Asiana Airlines Inc (a)	24,920	155		Toronto-Dominion Bank/The	38,300	3,251
Deutsche Lufthansa AG	75,189	1,052				$ 60,550
		$ 1,955
				Beverages - 1.28%
Apparel - 0.32%				Anheuser-Busch InBev NV	43,517	3,180
Burberry Group PLC	61,897	1,482		Cia de Bebidas das Americas ADR	31,141	1,287
				Fomento Economico Mexicano SAB de CV	17,763	1,461
Automobile Manufacturers - 3.72%				ADR
Daihatsu Motor Co Ltd	75,000	1,374				$ 5,928
Great Wall Motor Co Ltd	303,500	590		Building Materials - 0.23%
Hyundai Motor Co	7,284	1,498		Central Glass Co Ltd	28,000	123
Kia Motors Corp	23,456	1,534		Grasim Industries Ltd	4,053	210
Nissan Motor Co Ltd	223,000	2,374		HeidelbergCement AG	8,297	502
Renault SA	9,379	494		Sumitomo Osaka Cement Co Ltd	51,000	148
Suzuki Motor Corp	67,700	1,617		Wienerberger AG	8,029	94
Tata Motors Ltd	200,235	1,082				$ 1,077
Toyota Motor Corp	97,900	4,223
Volvo AB - B Shares	167,411	2,439		Chemicals - 3.58%
		$ 17,225		Agrium Inc	23,300	2,011
				Aica Kogyo Co Ltd	7,000	101
Automobile Parts & Equipment - 1.34%				Arkema SA	2,166	202
Bridgestone Corp	62,700	1,520		Asahi Kasei Corp	138,000	852
Continental AG	20,928	1,975		BASF SE	53,413	4,672
Georg Fischer AG (a)	409	187
				Brenntag AG	8,972	1,099
Hankook Tire Co Ltd	12,710	471		Croda International PLC	5,739	193
Pirelli & C SpA	143,161	1,703		Formosa Chemicals & Fibre Corp	185,000	540
Plastic Omnium SA	4,209	122		Formosa Plastics Corp	137,000	403
Sungwoo Hitech Co Ltd	9,318	104		Koninklijke DSM NV	24,612	1,424
Valeo SA	2,760	145		Lanxess AG	1,782	147
		$ 6,227		LG Chem Ltd	1,199	392
Banks - 13.06%				Lintec Corp	4,410	89
Aareal Bank AG (a)	4,398	89		Mitsubishi Chemical Holdings Corp	155,000	828
ABSA Group Ltd	43,508	885		Nippon Carbon Co Ltd	39,000	110
Australia & New Zealand Banking Group Ltd	178,935	4,311		PTT Global Chemical PCL (b)	160,900	370
Banca Popolare di Milano Scarl	197,175	110		Sasol Ltd	25,812	1,247
Banco do Brasil SA	54,545	775		USI Corp	91,000	90
Bangkok Bank PCL	134,100	843		Yara International ASA	36,766	1,754
Bank Mandiri Persero Tbk PT	720,278	540		Zeon Corp	9,000	83
Bank of China Ltd	1,355,200	546				$ 16,607
Bank of Yokohama Ltd/The	262,000	1,310		Coal - 0.08%
Bank Rakyat Indonesia Persero Tbk PT	922,500	701		Exxaro Resources Ltd	14,556	376
Banque Cantonale Vaudoise	198	105
Barclays PLC	482,464	1,815
China Citic Bank Corp Ltd	1,118,000	672		Commercial Services - 0.91%
China Construction Bank Corp	1,146,535	886		Aggreko PLC	30,195	1,087
China Minsheng Banking Corp Ltd	575,500	521		Benesse Holdings Inc	16,900	842
Credicorp Ltd	5,948	784		CCR SA	50,700	410
DBS Group Holdings Ltd	232,000	2,617		Cielo SA	40,000	1,350
See accompanying notes			43

Schedule of Investments
Diversified International Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Engineering & Construction - 2.13%
Emeco Holdings Ltd	111,911	$ 125	Bilfinger Berger SE	22,559	$ 2,119
Park24 Co Ltd	11,800	159	Budimex SA	2,167	60
Valid Solucoes e Servicos de Seguranca em	8,572	129	Cheung Kong Infrastructure Holdings Ltd	168,000	1,022
Meios de Pagamento e Identificacao S.A			China Communications Construction Co Ltd	768,000	770
Xiamen International Port Co Ltd	766,000	102	China Railway Construction Corp Ltd	737,500	459
		$ 4,204	CTCI Corp	119,000	197
			Daelim Industrial Co Ltd	7,078	765
Computers - 0.66%			Monadelphous Group Ltd	8,586	213
Asustek Computer Inc	34,000	321	NRW Holdings Ltd	48,547	209
Gemalto NV	2,590	171	SembCorp Industries Ltd	380,000	1,596
Ingenico	4,106	199	Taeyoung Engineering & Construction Co Ltd	17,140	86
Lenovo Group Ltd	1,434,000	1,290	Taihei Dengyo Kaisha Ltd	13,000	106
Tata Consultancy Services Ltd	46,555	1,068	Vinci SA	43,938	2,291
		$ 3,049			$ 9,893

Cosmetics & Personal Care - 0.01%			Food - 3.28%
Able C&C Co Ltd	1,260	49	Aryzta AG (a)	2,949	146
			BRF - Brasil Foods SA	19,800	391
Distribution & Wholesale - 1.64%			Casino Guichard Perrachon SA	14,945	1,473
Inchcape PLC	18,639	112	Charoen Pokphand Foods PCL (b)	893,000	1,078
LG International Corp	8,998	408	CJ CheilJedang Corp	1,595	473
Marubeni Corp	210,000	1,515	Cosan SA Industria e Comercio	36,800	683
Mitsubishi Corp	112,000	2,598	Danone	25,057	1,748
Sumitomo Corp	206,069	2,978	Nestle SA	89,315	5,620
		$ 7,611	Nutreco NV	18,838	1,355
			Sao Martinho SA	8,103	103
Diversified Financial Services - 2.07%			Shoprite Holdings Ltd	12,226	219
Aberdeen Asset Management PLC	275,461	1,132	Suedzucker AG	54,030	1,720
Daishin Securities Co Ltd (a)	9,990	98	Viscofan SA	4,058	182
Fubon Financial Holding Co Ltd	497,923	561			$ 15,191
Hana Financial Group Inc	30,420	1,146
IGM Financial Inc	16,734	779	Forest Products & Paper - 0.46%
Intermediate Capital Group PLC	197,441	914	DS Smith PLC	54,661	157
Jaccs Co Ltd	38,000	136	Mondi PLC	13,927	131
KB Financial Group Inc	15,259	557	M-real OYJ (a)	32,175	90
Mega Financial Holding Co Ltd	682,712	482	Sumitomo Forestry Co Ltd	11,200	102
ORIX Corp	30,850	2,945	Svenska Cellulosa AB	94,927	1,644
Provident Financial PLC	7,372	135			$ 2,124

TMX Group Inc	15,600	701	Gas - 0.35%
		$ 9,586	National Grid PLC	161,402	1,628
Electric - 0.85%
Atco Ltd/Canada	2,900	203	Hand & Machine Tools - 0.06%
China Power International Development Ltd	521,000	114	Techtronic Industries Co	206,500	279
CLP Holdings Ltd	217,500	1,877
SSE PLC	65,751	1,398
Tenaga Nasional BHD	158,900	333	Healthcare - Products - 1.33%
		$ 3,925	Coloplast A/S	14,147	2,449
			Elekta AB	43,661	2,210
Electrical Components & Equipment - 1.60%			Fresenius SE & Co KGaA	14,103	1,446
Harbin Electric Co Ltd	144,000	151	Opto Circuits India Ltd	17,086	68
Hitachi Ltd	438,261	2,812			$ 6,173
Leoni AG	13,743	715
Mitsubishi Electric Corp	169,000	1,494	Holding Companies - Diversified - 1.00%
Nissin Electric Co Ltd	15,000	91	Barloworld Ltd	25,536	333
Schneider Electric SA	24,723	1,615	Imperial Holdings Ltd	52,167	1,054
Simplo Technology Co Ltd	70,400	531	KOC Holding AS	233,848	950
		$ 7,409	Sherritt International Corp	24,500	134
			Sime Darby Bhd	139,500	443
Electronics - 1.26%			Swire Pacific Ltd	152,498	1,709
Anritsu Corp	140,000	1,834			$ 4,623
FLEXium Interconnect Inc	40,000	162
Hon Hai Precision Industry Co Ltd	209,631	813	Home Builders - 0.69%
Interflex Co Ltd	1,837	92	Barratt Developments PLC (a)	538,023	1,213
LG Display Co Ltd (a)	16,130	377	MRV Engenharia e Participacoes SA	92,700	657
Maruwa Co Ltd/Aichi	2,000	89	Persimmon PLC	131,633	1,348
Murata Manufacturing Co Ltd	12,000	711			$ 3,218
Radiant Opto-Electronics Corp	234,000	1,039
Samsung Electro-Mechanics Co Ltd	4,969	438	Home Furnishings - 0.04%
Spectris PLC	8,110	234	De'Longhi SpA	14,298	177
Topco Scientific Co Ltd	40,000	73
		$ 5,862

See accompanying notes

44

Schedule of Investments
Diversified International Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance - 3.23%			Mining (continued)
AXA SA	46,620	$ 773	Centerra Gold Inc	59,200	$ 921
Helvetia Holding AG	496	184	China Qinfa Group Ltd (a)	972,000	223
Lancashire Holdings Ltd	11,522	145	Cia de Minas Buenaventura SA ADR	15,331	618
Legal & General Group PLC	1,267,628	2,650	Cline Mining Corp (a)	47,956	73
PICC Property & Casualty Co Ltd	356,400	424	Gold Fields Ltd	51,184	701
Ping An Insurance Group Co	73,000	552	Grupo Mexico SAB de CV	92,100	291
Prudential PLC	281,043	3,360	Gujarat Mineral Development Corp Ltd	16,709	60
Sampo OYJ	89,656	2,591	Iluka Resources Ltd	80,528	1,484
Samsung Fire & Marine Insurance Co Ltd (a)	3,255	615	Industrias Penoles SAB de CV	9,935	482
Sanlam Ltd	217,637	941	Jiangxi Copper Co Ltd	145,000	333
Zurich Financial Services AG (a)	10,168	2,733	Kazakhmys PLC	23,548	342
		$ 14,968	KGHM Polska Miedz SA	6,427	296
			Korea Zinc Co Ltd	854	295
Internet - 0.23%			Major Drilling Group International (a)	6,100	101
Gree Inc	37,000	934	Medusa Mining Ltd	11,133	58
PChome Online Inc	14,000	79	New Gold Inc (a)	11,100	110
So-net Entertainment Corp	21	77	Pan American Silver Corp	44,700	986
		$ 1,090	PanAust Ltd (a)	36,614	115
Investment Companies - 0.72%			Regis Resources Ltd (a)	23,359	99
Investment AB Kinnevik	58,914	1,370	Rio Tinto Ltd	69,592	4,714
Investor AB	89,230	1,979	Southern Copper Corp	20,115	638
		$ 3,349	Sterlite Industries India Ltd ADR	34,585	295
			Teck Resources Ltd	38,200	1,364
Iron & Steel - 0.69%			Xstrata PLC	94,522	1,615
Evraz PLC (a)	87,899	520	Yamana Gold Inc	124,000	1,934
Ferrexpo PLC	18,093	88			$ 27,791
Kumba Iron Ore Ltd	6,234	428
Labrador Iron Ore Royalty Corp	2,100	74	Miscellaneous Manufacturing - 0.41%
Maanshan Iron & Steel	928,000	270	Aalberts Industries NV	7,273	150
OneSteel Ltd	110,866	142	Fenner PLC	13,713	95
POSCO ADR	7,314	612	IMI PLC	74,380	1,157
SSAB AB - A Shares	40,579	384	Jai Corp Ltd	28,429	49
Ternium SA ADR	23,480	556	Melrose PLC	26,440	179
Xingda International Holdings Ltd	237,000	108	Morgan Crucible Co PLC	27,938	144
		$ 3,182	Singamas Container Holdings Ltd	454,000	134
					$ 1,908
Leisure Products & Services - 0.49%
HIS Co Ltd	3,900	119	Office & Business Equipment - 0.59%
Sega Sammy Holdings Inc	102,500	2,147	Canon Inc	57,700	2,726
		$ 2,266

Lodging - 0.14%			Oil & Gas - 9.29%
			Afren PLC (a)	99,281	212
Genting Bhd	182,400	645	Aurora Oil & Gas Ltd (a)	32,430	127
			Bangchak Petroleum PCL (b)	275,100	211
Machinery - Construction & Mining - 0.40%			BG Group PLC	220,653	5,110
Atlas Copco AB - A Shares	76,053	1,840	BP PLC	734,187	5,432
			China Petroleum & Chemical Corp	732,000	797
Machinery - Diversified - 0.85%			CNOOC Ltd	811,000	1,667
			Det Norske Oljeselskap ASA (a)	8,419	131
Andritz AG	1,784	175
Daifuku Co Ltd	20,500	119	Ecopetrol SA ADR	4,975	304
			EnQuest PLC (a)	1	—
Duerr AG	2,910	185
IHI Corp	552,000	1,394	Gazprom OAO ADR	191,693	2,339
Mitsubishi Heavy Industries Ltd	398,000	1,928	Lukoil OAO ADR	34,454	2,074
Toromont Industries Ltd	5,300	123	NovaTek OAO	3,421	464
			Petrobank Energy & Resources Ltd (a)	9,700	154
		$ 3,924	PetroChina Co Ltd	1,189,199	1,681
Media - 0.04%			Petroleo Brasileiro SA ADR	98,523	2,617
SKY Perfect JSAT Holdings Inc	288	127	Premier Oil PLC (a)	21,638	136
TV Asahi Corp	25	41	Royal Dutch Shell PLC - A Shares	29,501	1,030
		$ 168	Royal Dutch Shell PLC - B Shares	205,570	7,232
			Seadrill Ltd	73,996	2,773
Metal Fabrication & Hardware - 0.10%			SK Holdings Co Ltd	5,217	679
Hyundai Hysco Co Ltd	9,760	345	Statoil ASA	84,006	2,281
JFE Shoji Holdings Inc	21,000	110	Tatneft ADR	18,464	753
		$ 455	Thai Oil PCL (b)	135,400	318
Mining - 6.00%			Total SA	88,703	4,524
Antofagasta PLC	31,910	588			$ 43,046
Argonaut Gold Inc (a)	11,769	100
B2Gold Corp (a)	45,800	197	Oil & Gas Services - 1.23%
			Canyon Services Group Inc	10,800	132
Barrick Gold Corp	63,300	2,751	John Wood Group PLC	124,994	1,432
BHP Billiton Ltd	167,562	6,007

See accompanying notes

45

Schedule of Investments
Diversified International Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas Services (continued)			Retail (continued)
Petrofac Ltd	1	$ —	Tsuruha Holdings Inc	2,700	$ 159
Saipem SpA	39,940	2,063	UNY Co Ltd	123,000	1,331
Technip SA	17,590	2,072	Woolworths Holdings Ltd/South Africa	140,537	882
		$ 5,699	Xebio Co Ltd	7,400	197

Packaging & Containers - 0.27%					$ 13,368
Rexam PLC	181,615	1,244	Semiconductors - 2.97%
			ARM Holdings PLC	158,238	1,498
			ASM International NV	4,813	185
Pharmaceuticals - 4.99%			ASML Holding NV	36,871	1,843
AstraZeneca PLC	18,976	844	Formosa Advanced Technologies Co Ltd	57,000	61
Chong Kun Dang Pharm Corp	5,510	90
GlaxoSmithKline PLC	44,242	988	Infineon Technologies AG	103,853	1,062
			Samsung Electronics Co Ltd	4,204	4,731
Novartis AG	105,863	5,859	Taiwan Semiconductor Manufacturing Co Ltd	653,140	1,879
Novo Nordisk A/S	28,715	3,976
Roche Holding AG	34,949	6,082	Tokyo Electron Ltd	30,000	1,716
Sanofi	25,194	1,957	United Microelectronics Corp	1,647,000	806
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438	152			$ 13,781
Ship Healthcare Holdings Inc	6,800	139	Shipbuilding - 0.09%
Shire PLC	91,590	2,959	Samsung Heavy Industries Co Ltd	8,190	273
Virbac SA	562	89	STX OSV Holdings Ltd	110,000	154
		$ 23,135			$ 427

Pipelines - 0.50%			Software - 1.26%
TransCanada Corp	53,500	2,297	IT Holdings Corp	8,600	101
			Konami Corp	42,400	1,202
			Nihon Unisys Ltd (a)	16,900	118
Private Equity - 0.05%
Infrastructure Development Finance Co Ltd	94,049	249	SAP AG	63,428	4,429
					$ 5,850

Real Estate - 2.15%			Storage & Warehousing - 0.02%
Brookfield Asset Management Inc	97,658	3,081	Sumitomo Warehouse Co Ltd/The	17,000	88
Capital Property Fund	83,612	100
Castellum AB	9,412	119	Telecommunications - 6.41%
Cheung Kong Holdings Ltd	154,000	1,989	Advanced Info Service PCL (b)	132,900	793
Evergrande Real Estate Group Ltd	699,000	374	America Movil SAB de CV ADR	38,873	965
Ez Tec Empreendimentos e Participacoes SA	17,573	217	BT Group PLC	1,014,173	3,673
Fantasia Holdings Group Co Ltd	1,042,500	117	China Mobile Ltd	181,285	1,995
Great Eagle Holdings Ltd	59,000	167	Chorus Ltd (a)	550,152	1,667
Greentown China Holdings Ltd	115,000	73	Chunghwa Telecom Co Ltd	196,000	604
Helbor Empreendimentos SA	8,861	133	GN Store Nord A/S	15,744	168
Mah Sing Group Bhd	160,300	108	Hutchison Telecommunications Hong Kong	408,667	173
Mitsui Fudosan Co Ltd	84,000	1,607	Holdings Ltd
Sun Hung Kai Properties Ltd	137,000	1,702	Nippon Telegraph & Telephone Corp	49,200	2,232
Wihlborgs Fastigheter AB	11,139	157	NTT DoCoMo Inc	2,095	3,478
		$ 9,944	Oki Electric Industry Co Ltd (a)	126,000	190
			Orascom Telecom Holding SAE (a)	89,607	288
REITS - 1.25%			Samart Corp PCL (b)	343,700	102
Artis Real Estate Investment Trust (a)	6,400	104
CapitaMall Trust	582,000	836	Sistema JSFC	20,739	408
			Taiwan Mobile Co Ltd (a)	338,000	1,030
Dundee Real Estate Investment Trust	4,700	166	Telecity Group PLC (a)	13,639	161
Eurocommercial Properties NV	3,524	134	Telecom Corp of New Zealand Ltd	713,887	1,417

Mirvac Group	1,000,427	1,212	Telenet Group Holding NV (a)	25,411	1,052
Premier Investment Corp	18	72
Suntec Real Estate Investment Trust	148,000	147	Telenor ASA	85,672	1,589
Unibail-Rodamco SE	7,503	1,501	Tim Participacoes SA ADR	13,469	434
United Urban Investment Corp	57	65	Vodacom Group Ltd	66,141	932
Wereldhave NV	2,032	161	Vodafone Group PLC	1,985,316	5,468
Westfield Retail Trust	475,620	1,271	Ziggo NV	28,180	879
Yuexiu Real Estate Investment Trust	201,000	104			$ 29,698
		$ 5,773	Textiles - 0.16%
Retail - 2.88%			Alok Industries Ltd	236,199	91
Alimentation Couche Tard Inc	44,000	1,445	Cia Hering	20,600	532
Aoyama Trading Co Ltd	9,000	191	Raymond Ltd	13,057	109
Cie Financiere Richemont SA	32,647	2,047			$ 732
Dollarama Inc	29,700	1,385	Toys, Games & Hobbies - 0.32%
Dufry AG (a)	1,282	168	Namco Bandai Holdings Inc	101,900	1,470
Giordano International Ltd	190,000	146
Inditex SA	9,399	900
Jean Coutu Group PJC Inc/The	8,819	125	Transportation - 1.37%
Shoppers Drug Mart Corp	48,600	2,134	Canadian National Railway Co	44,500	3,537
Tim Hortons Inc	42,200	2,258	Pacific Basin Shipping Ltd	182,000	98

See accompanying notes

46

Schedule of Investments
Diversified International Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Transportation (continued)			good faith by the Board of Directors. At the end of the period, the value of
Stagecoach Group PLC	40,584	$ 166	these securities totaled $2,872 or 0.62% of net assets.
Toll Holdings Ltd	146,605	891
West Japan Railway Co	41,800	1,679
		$ 6,371
			Unrealized Appreciation (Depreciation)
Water - 0.94%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Pennon Group PLC	127,180	1,447	cost of investments held as of the period end were as follows:
Severn Trent PLC	50,075	1,237
United Utilities Group PLC	175,844	1,692	Unrealized Appreciation	$ 57,428
		$ 4,376	Unrealized Depreciation	(12,092)
TOTAL COMMON STOCKS		$ 447,314	Net Unrealized Appreciation (Depreciation)	$ 45,336
PREFERRED STOCKS - 2.04%	Shares Held	Value (000's)	Cost for federal income tax purposes	$ 414,946
Apparel - 0.37%
Hugo Boss AG	14,754	1,700	All dollar amounts are shown in thousands (000's)

			Portfolio Summary (unaudited)
Automobile Manufacturers - 0.63%			Country	Percent
Volkswagen AG	16,611	2,921	United Kingdom	15.78%
			Japan	14.61%
Banks - 0.31%			Canada	8.38%
Itau Unibanco Holding SA	76,300	1,459	Germany	6.12%
			Switzerland	5.36%
			Australia	5.29%
Iron & Steel - 0.60%			France	4.21%
Gerdau SA	79,100	756	Sweden	3.86%
Vale SA	89,848	2,033	Korea, Republic Of	3.69%
		$ 2,789	Brazil	3.33%
Telecommunications - 0.13%			Netherlands	3.15%
Telefonica Brasil SA	19,065	583	China	2.96%
			Hong Kong	2.50%
TOTAL PREFERRED STOCKS		$ 9,452	Taiwan, Province Of China	2.09%
			South Africa	1.98%
	Maturity		Russian Federation	1.55%
REPURCHASE AGREEMENTS - 0.76%	Amount (000's)	Value (000's)	Denmark	1.43%
Banks - 0.76%			United States	1.32%
Investment in Joint Trading Account; Credit	$ 616	$ 616	Norway	1.27%
Suisse Repurchase Agreement; 0.07%			Singapore	1.26%
dated 03/30/12 maturing 04/02/12			India	1.18%
(collateralized by US Government			Belgium	0.95%
Securities; $627,875; 4.25% - 8.75%; dated			Thailand	0.93%
08/15/20 - 08/15/39)			Italy	0.87%
Investment in Joint Trading Account; Deutsche	339	339	Mexico	0.82%
Bank Repurchase Agreement; 0.10% dated			New Zealand	0.67%
03/30/12 maturing 04/02/12 (collateralized			Ireland	0.67%
by US Government Securities; $345,786;			Bermuda	0.63%
0.00% - 2.50%; dated 06/29/12 - 09/15/29)			Finland	0.58%
Investment in Joint Trading Account; JP	714	714	Malaysia	0.42%
Morgan Repurchase Agreement; 0.04%			Peru	0.30%
dated 03/30/12 maturing 04/02/12			Indonesia	0.30%
(collateralized by US Government			Spain	0.23%
Securities; $727,971; 0.00% - 10.35%;			Turkey	0.23%
dated 10/15/12 - 04/15/30)			Luxembourg	0.12%
Investment in Joint Trading Account; JP	624	624	Poland	0.08%
Morgan Repurchase Agreement; 0.05%			Colombia	0.07%
dated 03/30/12 maturing 04/02/12			Egypt	0.06%
(collateralized by US Government			Austria	0.06%
Securities; $636,975; 0.00% - 6.47%; dated			Other Assets in Excess of Liabilities, Net	0.69%
04/02/12 - 10/03/31)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Merrill	1,223	1,223
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,247,412; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 3,516
TOTAL REPURCHASE AGREEMENTS		$ 3,516
Total Investments		$ 460,282
Other Assets in Excess of Liabilities, Net - 0.69%		$ 3,187
TOTAL NET ASSETS - 100.00%		$ 463,469

See accompanying notes

47

Schedule of Investments Equity Income Account March 31, 2012 (unaudited)

COMMON STOCKS - 97.91%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.10%			Gas - 1.11%
Lockheed Martin Corp	68,092	$ 6,119	Sempra Energy	125,142	$ 7,504
Raytheon Co	152,993	8,075

		$ 14,194	Healthcare - Products - 1.57%
Apparel - 1.21%			Becton Dickinson and Co	56,962	4,423
VF Corp	56,111	8,191	Medtronic Inc	157,925	6,189
					$ 10,612

Automobile Manufacturers - 0.35%			Insurance - 6.95%
PACCAR Inc	49,902	2,337	ACE Ltd	202,295	14,808
			Allianz SE ADR	244,542	2,903
			Allstate Corp/The	180,804	5,952
Automobile Parts & Equipment - 1.47%			Chubb Corp/The	100,209	6,925
Autoliv Inc	111,580	7,481
Johnson Controls Inc	75,610	2,456	Fidelity National Financial Inc	344,143	6,205
			MetLife Inc	155,378	5,803
		$ 9,937	Validus Holdings Ltd	138,634	4,291
Banks - 8.72%					$ 46,887
Australia & New Zealand Banking Group Ltd	71,474	1,741
ADR			Leisure Products & Services - 0.99%
Banco Santander SA ADR	584,241	4,481	Carnival Corp	209,040	6,706
Bank of Nova Scotia	135,634	7,601
JP Morgan Chase & Co	381,014	17,519	Machinery - Diversified - 1.25%
M&T Bank Corp	78,542	6,824	Deere & Co	104,455	8,450
PNC Financial Services Group Inc	171,342	11,050

US Bancorp	302,493	9,583	Media - 0.47%
		$ 58,799	Walt Disney Co/The	72,656	3,181
Beverages - 1.20%
Coca-Cola Co/The	39,556	2,928	Mining - 0.79%
Dr Pepper Snapple Group Inc	129,323	5,200	BHP Billiton Ltd ADR	73,909	5,351
		$ 8,128

Chemicals - 1.07%			Miscellaneous Manufacturing - 2.52%
Air Products & Chemicals Inc	30,184	2,771	3M Co	53,407	4,765
EI du Pont de Nemours & Co	83,949	4,441	Parker Hannifin Corp	98,701	8,345
		$ 7,212	Siemens AG ADR	38,241	3,856
Commercial Services - 0.55%					$ 16,966
Automatic Data Processing Inc	66,614	3,676	Oil & Gas - 9.59%
			Chevron Corp	100,616	10,790
Distribution & Wholesale - 1.90%			Diamond Offshore Drilling Inc	20,962	1,399
Genuine Parts Co	203,953	12,798	Encana Corp	304,751	5,988
			Exxon Mobil Corp	121,825	10,566
			Marathon Oil Corp	200,514	6,356
Diversified Financial Services - 3.43%			Marathon Petroleum Corp	178,992	7,761
BlackRock Inc	54,020	11,069	Penn West Petroleum Ltd	312,325	6,112
Federated Investors Inc	214,514	4,807	Royal Dutch Shell PLC - B shares ADR	91,723	6,479
NYSE Euronext	242,713	7,284	Total SA ADR	180,178	9,211
		$ 23,160			$ 64,662

Electric - 3.90%			Pharmaceuticals - 12.95%
NextEra Energy Inc	134,547	8,218	Abbott Laboratories	239,907	14,704
Northeast Utilities	115,878	4,301	Bristol-Myers Squibb Co	323,971	10,934
Progress Energy Inc	16,845	895	GlaxoSmithKline PLC ADR	215,060	9,658
Wisconsin Energy Corp	147,374	5,185	Johnson & Johnson	92,578	6,106
Xcel Energy Inc	291,199	7,708	Merck & Co Inc	355,006	13,632
		$ 26,307	Novartis AG ADR	133,879	7,418
Electrical Components & Equipment - 1.05%			Pfizer Inc	573,544	12,997
Emerson Electric Co	135,464	7,069	Roche Holding AG ADR	179,826	7,848
			Teva Pharmaceutical Industries Ltd ADR	89,761	4,045
					$ 87,342
Electronics - 0.63%
Honeywell International Inc	69,393	4,236	Pipelines - 2.13%
			Enterprise Products Partners LP	179,038	9,036
			Kinder Morgan Energy Partners LP	64,660	5,351
Food - 2.52%					$ 14,387
General Mills Inc	87,484	3,451
Kellogg Co	52,858	2,835	REITS - 5.55%
Kraft Foods Inc	237,648	9,033	American Capital Agency Corp	179,574	5,305
Kroger Co/The	68,387	1,657	Annaly Capital Management Inc	719,453	11,382
		$ 16,976	Digital Realty Trust Inc	208,897	15,452
			HCP Inc	68,232	2,692

See accompanying notes

48

Schedule of Investments
Equity Income Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity

REITS (continued)			(continued)	Amount (000's)	Value (000's)
Health Care REIT Inc	48,064	$ 2,641	Banks (continued)
		$ 37,472	Investment in Joint Trading Account; Merrill	$ 4,336	$ 4,336
			Lynch Repurchase Agreement; 0.02%
Retail - 3.80%			dated 03/30/12 maturing 04/02/12
Costco Wholesale Corp	34,015	3,089	(collateralized by US Government
McDonald's Corp	97,103	9,526	Securities; $4,422,732; 0.00% - 8.13%;
Tiffany & Co	14,600	1,009	dated 05/01/12 - 09/15/39)
Wal-Mart Stores Inc	196,789	12,043			$ 12,465
		$ 25,667	TOTAL REPURCHASE AGREEMENTS		$ 12,465
Semiconductors - 6.35%			Total Investments		$ 673,027
Applied Materials Inc	482,536	6,003	Other Assets in Excess of Liabilities, Net - 0.24%		$ 1,590
Intel Corp	542,821	15,259	TOTAL NET ASSETS - 100.00%		$ 674,617
Maxim Integrated Products Inc	243,919	6,973
Microchip Technology Inc	211,552	7,870
Taiwan Semiconductor Manufacturing Co Ltd	439,019	6,708
ADR
		$ 42,813	Unrealized Appreciation (Depreciation)
Software - 1.76%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Microsoft Corp	369,160	11,905	cost of investments held as of the period end were as follows:

			Unrealized Appreciation		$ 157,102
Telecommunications - 3.48%			Unrealized Depreciation		(11,463)
BCE Inc	189,141	7,577	Net Unrealized Appreciation (Depreciation)		$ 145,639
CenturyLink Inc	75,259	2,909	Cost for federal income tax purposes		$ 527,388
Verizon Communications Inc	127,377	4,870
Vodafone Group PLC ADR	292,860	8,103	All dollar amounts are shown in thousands (000's)
		$ 23,459

Toys, Games & Hobbies - 3.58%			Portfolio Summary (unaudited)
Hasbro Inc	260,062	9,550	Sector		Percent
Mattel Inc	432,836	14,569	Financial		26.50%
		$ 24,119	Consumer, Non-cyclical		18.79%
			Consumer, Cyclical		13.30%
Transportation - 2.97%			Energy		11.72%
Norfolk Southern Corp	80,627	5,308	Industrial		10.52%
Union Pacific Corp	58,637	6,302	Technology		8.11%
United Parcel Service Inc	104,669	8,449	Utilities		5.01%
		$ 20,059	Communications		3.95%
TOTAL COMMON STOCKS		$ 660,562	Basic Materials		1.86%
	Maturity		Other Assets in Excess of Liabilities, Net		0.24%
REPURCHASE AGREEMENTS - 1.85%	Amount (000's)	Value (000's)	TOTAL NET ASSETS		100.00%

Banks - 1.85%
Investment in Joint Trading Account; Credit	$ 2,183	$ 2,183
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,226,149; 4.25% - 8.75%;
dated 08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,202	1,202
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $1,225,995;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	2,530	2,530
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,581,043; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	2,214	2,214
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,258,413; 0.00% - 6.47%;
dated 04/02/12 - 10/03/31)

See accompanying notes

49

Schedule of Investments Government & High Quality Bond Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS - 30.26%	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Automobile Asset Backed Securities - 0.27%				Mortgage Backed Securities (continued)
Santander Drive Auto Receivables Trust				Jefferies & Co Inc (continued)
2.39%, 6/15/2017(a)	$ 1,200	$ 1,222		5.00%, 10/26/2036(a)	$ 5,000	$ 5,149
				5.92%, 12/26/2037(a),(b)	2,105	2,115
				JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 29.00%				Securities Corp
Banc of America Mortgage Securities Inc				4.17%,8/15/2046	2,000	2,149

4.75%, 2/25/2035	23	23		5.32%, 1/12/2043 (b)	3,800	3,767
BCAP LLC Trust
2.74%, 6/26/2045(a),(b),(c)	2,400	2,064		5.79%, 6/12/2043	2,036	2,186
				JP Morgan Reremic
BNPP Mortgage Securities LLC				4.50%, 11/25/2035(a)	3,559	3,529
6.00%, 8/27/2037(a),(c)	3,000	3,034
Chase Mortgage Finance Corp				Morgan Stanley Capital I
				4.84%, 12/13/2041	800	813
5.00%, 12/25/2018	519	537		Wachovia Bank Commercial Mortgage Trust
6.00%, 5/25/2035	1,160	1,158		4.81%,4/15/2042	2,584	2,709

Citigroup Mortgage Loan Trust Inc				5.32%, 12/15/2044(b)	3,971	4,200
1.59%, 10/25/2035(a),(b)	799	770
2.58%, 2/25/2036(a),(b),(c)	1,400	994		Wells Fargo Mortgage Backed Securities
2.81%, 4/25/2037(a),(b)	641	639		Trust
				6.00%, 12/28/2037(b)	1,735	1,770
4.00%, 3/25/2037(a)	2,276	2,246
4.25%, 1/25/2036(a)	4,086	4,178		WF-RBS Commercial Mortgage Trust
4.50%, 12/25/2036(a)	2,354	2,430		3.67%, 11/15/2044	1,000	1,039
				4.87%, 2/15/2044(a),(b)	3,300	3,657
6.00%, 3/25/2037(a),(b)	1,844	1,927
Citigroup/Deutsche Bank Commercial						$ 131,236
Mortgage Trust				Other Asset Backed Securities - 0.99%
5.37%, 1/15/2046(b)	2,000	2,078		Ameriquest Mortgage Securities Inc
Credit Suisse Mortgage Capital Certificates				0.67%, 7/25/2035(b)	3,000	2,019
4.69%, 8/27/2037(a),(b)	1,582	1,519		0.72%, 9/25/2035(b)	2,000	1,336
5.48%, 5/27/2036(a),(b)	2,295	2,165		Chase Funding Mortgage Loan Asset-Backed
6.00%, 8/26/2037(a)	3,408	3,397		Certificates
6.00%, 1/27/2047(a)	2,385	2,486		0.70%, 12/25/2033(b)	115	104
Fannie Mae				John Deere Owner Trust
0.54%, 10/25/2018(b)	176	176		0.99%, 6/15/2018	1,000	997
3.50%, 2/25/2027	2,743	2,810				$ 4,456
4.00%, 5/25/2028(b)	7,740	590		TOTAL BONDS		$ 136,914
4.50%, 10/25/2031	2,361	2,413		U.S. GOVERNMENT & GOVERNMENT	Principal
6.50%, 2/25/2047	1,281	1,444		AGENCY OBLIGATIONS - 69.02%	Amount (000's)	Value (000's)
7.00%, 4/25/2032	510	601		Federal Home Loan Mortgage Corporation (FHLMC) -
8.70%, 12/25/2019	8	9		20.61%
Fannie Mae Grantor Trust				2.35%, 9/1/2032(b),(e)	$ 42	$ 42
0.59%, 5/25/2035(b)	629	619		3.00%, 2/1/2027(e)	2,991	3,102
Fannie Mae Whole Loan				3.00%, 4/1/2027(e),(f)	3,000	3,102
0.39%, 5/25/2035(b),(d)	244	242		3.50%, 10/1/2041(e)	1,907	1,955
Freddie Mac				3.50%, 11/1/2041(e)	1,949	1,999
0.54%, 6/15/2018(b)	646	647		4.00%, 8/1/2026(e)	1,937	2,049
0.64%, 7/15/2023(b)	730	730		4.00%, 8/1/2039(e)	2,272	2,378
3.50%, 6/15/2040	2,445	2,542		4.00%, 10/1/2039(e)	1,351	1,414
4.00%, 9/15/2018	686	708		4.00%, 12/1/2040(e)	3,813	4,023
4.00%, 2/15/2035(b)	7,922	744		4.50%, 8/1/2033(e)	271	288
4.00%, 1/15/2039	400	427		4.50%, 8/1/2033(e)	241	256
4.00%, 5/15/2039	4,200	4,483		4.50%, 6/1/2035(e)	1,269	1,349
4.00%, 8/15/2039(b)	11,045	1,839		4.50%, 9/1/2039(e)	2,042	2,166
4.00%, 10/15/2040	3,000	3,104		4.50%, 11/1/2039(e)	1,919	2,036
4.00%, 4/15/2041	4,045	4,122		4.50%, 12/1/2039(e)	2,464	2,614
4.50%, 3/15/2040	3,000	3,290		4.50%, 5/1/2040(e)	3,490	3,703
4.50%, 5/15/2040	2,000	2,197		4.50%, 2/1/2041(e)	4,171	4,425
4.50%, 5/15/2040	3,500	3,798		4.50%, 3/1/2041(e)	3,653	3,905
4.50%, 7/15/2041	3,000	3,208		4.50%, 5/1/2041(e)	2,580	2,758
4.75%, 12/15/2040	3,233	3,368		4.50%, 8/1/2041(e)	2,568	2,746
5.00%, 3/15/2040	5,000	5,612		5.00%, 10/1/2025(e)	1,053	1,148
5.50%, 4/15/2033(b)	1,061	1,131		5.00%, 2/1/2033(e)	1,163	1,255
5.50%, 3/15/2038	3,090	3,331		5.00%, 6/1/2033(e)	761	841
Ginnie Mae				5.00%, 8/1/2033(e)	711	779
3.50%, 12/20/2034(b)	14,148	2,089		5.00%, 8/1/2033(e)	665	727
3.50%, 1/20/2042(b)	1,937	2,059		5.00%, 5/1/2035(e)	394	425
4.00%, 9/16/2026(b)	9,045	1,026		5.00%, 5/1/2035(e)	444	479
4.00%, 4/20/2038(b)	4,607	669		5.00%, 7/1/2035(e)	204	223
4.00%, 3/20/2039(b)	6,697	963		5.00%, 7/1/2035(e)	134	145
4.00%, 12/16/2039	3,407	3,623		5.00%, 10/1/2035(e)	338	370
Jefferies & Co Inc				5.00%, 10/1/2038(e)	1,913	2,043
4.75%, 4/26/2037(a)	1,862	1,894		5.00%, 6/1/2039(e)	2,301	2,501
See accompanying notes			50

Schedule of Investments Government & High Quality Bond Account March 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.00%, 6/1/2039(e)	$ 638	$ 699		6.50%, 8/1/2032(e)	$ 166	$ 189
5.00%, 9/1/2039(e)	2,423	2,653		6.50%, 4/1/2035(e)	40	45
5.00%, 1/1/2040(e)	2,442	2,630		7.00%, 11/1/2012(e)	1	1
5.00%, 6/1/2041(e)	3,039	3,305		7.00%, 1/1/2013(e)	2	2
5.50%, 4/1/2018(e)	197	212		7.00%, 9/1/2023(e)	18	21
5.50%, 11/1/2018(e)	408	446		7.00%, 12/1/2023(e)	12	14
5.50%, 3/1/2024(e)	41	45		7.00%, 1/1/2024(e)	14	16
5.50%, 3/1/2033(e)	843	923		7.00%, 9/1/2027(e)	16	19
5.50%, 12/1/2033(e)	737	807		7.00%, 1/1/2028(e)	128	150
5.50%, 9/1/2035(e)	971	1,059		7.00%, 4/1/2028(e)	74	86
5.50%, 12/1/2036(e)	2,699	2,942		7.00%, 5/1/2028(e)	11	12
5.50%, 1/1/2038(e)	1,122	1,221		7.00%, 8/1/2028(e)	31	36
5.50%, 2/1/2038(e)	1,498	1,619		7.00%, 6/1/2031(e)	5	6
5.50%, 4/1/2038(e)	193	212		7.00%, 10/1/2031(e)	31	37
5.50%, 5/1/2038(e)	462	505		7.00%, 10/1/2031(e)	29	34
5.50%, 8/1/2038(e)	2,854	3,120		7.00%, 4/1/2032(e)	228	264
6.00%, 1/1/2013(e)	6	7		7.50%, 10/1/2030(e)	39	46
6.00%, 4/1/2017(e)	89	95		7.50%, 2/1/2031(e)	17	21
6.00%, 4/1/2017(e)	107	115		7.50%, 2/1/2031(e)	35	42
6.00%, 5/1/2017(e)	105	112		7.50%, 2/1/2031(e)	19	23
6.00%, 7/1/2017(e)	68	74		8.00%, 10/1/2030(e)	52	63
6.00%, 12/1/2023(e)	23	25		8.00%, 12/1/2030(e)	8	9
6.00%, 1/1/2026(e)	10	11		8.50%, 7/1/2029(e)	46	57
6.00%, 5/1/2031(e)	52	58				$ 93,252
6.00%, 12/1/2031(e)	85	95
6.00%, 9/1/2032(e)	84	94		Federal National Mortgage Association (FNMA) - 28.52%
6.00%, 11/1/2033(e)	359	402		2.41%, 7/1/2034(b),(e)	145	152
6.00%, 11/1/2033(e)	317	355		2.47%, 12/1/2032(b),(e)	112	119
6.00%, 5/1/2034(e)	1,139	1,251		3.00%, 2/1/2027(e)	1,990	2,064
6.00%, 5/1/2034(e)	610	680		3.50%, 1/1/2041(e)	1,863	1,915
6.00%, 9/1/2034(e)	316	352		3.50%, 11/1/2041(e)	3,946	4,056
6.00%, 2/1/2035(e)	243	271		4.00%, 12/1/2024(e)	3,094	3,356
6.00%, 10/1/2036(b),(e)	420	467		4.00%, 5/1/2025(e)	1,857	1,968
6.00%, 3/1/2037(e)	416	462		4.00%, 5/1/2039(e)	1,516	1,591
6.00%, 12/1/2037(e)	2,582	2,864		4.00%, 11/1/2040(e)	3,652	3,831
6.00%, 1/1/2038(e)	560	626		4.00%, 11/1/2040(e)	2,236	2,345
6.00%, 1/1/2038(e)	1,355	1,516		4.00%, 1/1/2041(e)	3,584	3,760
6.00%, 1/1/2038(b),(e)	177	197		4.00%, 2/1/2041(e)	3,701	3,882
6.00%, 4/1/2038(e)	338	376		4.00%, 3/1/2041(e)	4,707	4,941
6.50%, 11/1/2016(e)	40	44		4.00%, 4/1/2041(e)	3,787	3,995
6.50%, 6/1/2017(e)	127	140		4.00%, 11/1/2041(e)	1,875	1,968
6.50%, 6/1/2018(e)	14	16		4.50%, 12/1/2019(e)	186	200
6.50%, 8/1/2021(e)	14	16		4.50%, 1/1/2020(e)	668	718
6.50%, 12/1/2021(e)	102	114		4.50%, 9/1/2025(e)	3,333	3,609
6.50%, 4/1/2022(e)	120	134		4.50%, 5/1/2039(e)	1,235	1,314
6.50%, 5/1/2022(e)	65	73		4.50%, 10/1/2039(e)	1,483	1,577
6.50%, 5/1/2023(e)	25	28		4.50%, 8/1/2040(e)	3,669	3,908
6.50%, 4/1/2024(e)	19	21		4.50%, 12/1/2040(e)	1,778	1,908
6.50%, 4/1/2026(e)	15	17		5.00%, 12/1/2017(e)	1,828	1,985
6.50%, 5/1/2026(e)	13	15		5.00%, 1/1/2018(e)	491	533
6.50%, 5/1/2026(e)	14	15		5.00%, 6/1/2018(e)	1,748	1,897
6.50%, 12/1/2027(e)	15	18		5.00%, 10/1/2018(e)	531	580
6.50%, 1/1/2028(e)	20	23		5.00%, 11/1/2018(e)	347	378
6.50%, 3/1/2028(e)	13	15		5.00%, 5/1/2034(e)	1,254	1,357
6.50%, 9/1/2028(e)	27	31		5.00%, 6/1/2034(e)	916	991
6.50%, 9/1/2028(e)	13	15		5.00%, 4/1/2035(e)	732	809
6.50%, 10/1/2028(e)	78	89		5.00%, 4/1/2035(e)	420	464
6.50%, 11/1/2028(e)	17	20		5.00%, 7/1/2035(e)	48	52
6.50%, 12/1/2028(e)	41	47		5.00%, 7/1/2035(e)	982	1,062
6.50%, 3/1/2029(e)	16	19		5.00%, 8/1/2035(e)	233	252
6.50%, 4/1/2029(e)	223	256		5.00%, 7/1/2039(e)	6,852	7,405
6.50%, 7/1/2031(e)	78	88		5.00%, 12/1/2039(e)	2,480	2,704
6.50%, 8/1/2031(e)	7	8		5.00%, 4/1/2040(e)	1,857	2,007
6.50%, 10/1/2031(e)	39	45		5.00%, 5/1/2040(e)	3,044	3,319
6.50%, 10/1/2031(e)	23	26		5.00%, 6/1/2040(e)	1,578	1,705
6.50%, 12/1/2031(e)	77	88		5.04%, 12/1/2033(b),(e)	525	564
6.50%, 1/1/2032(e)	184	210		5.50%, 8/1/2017(e)	171	186
6.50%, 2/1/2032(e)	76	87		5.50%, 12/1/2017(e)	140	153
6.50%, 5/1/2032(e)	169	192		5.50%, 1/1/2018(e)	284	310
See accompanying notes			51

Schedule of Investments
Government & High Quality Bond Account
March 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 7/1/2019(e)	$ 122	$ 133	6.50%, 8/1/2032(e)	$ 62	$ 70
5.50%, 8/1/2019(e)	74	81	6.50%, 11/1/2032(e)	41	48
5.50%, 8/1/2019(e)	31	34	6.50%, 11/1/2032(e)	73	84
5.50%, 8/1/2019(e)	26	29	6.50%, 12/1/2032(e)	122	139
5.50%, 8/1/2019(e)	58	64	6.50%, 2/1/2033(e)	92	105
5.50%, 8/1/2019(e)	170	185	6.50%, 7/1/2034(e)	345	393
5.50%, 8/1/2019(e)	36	39	6.50%, 7/1/2034(e)	143	163
5.50%, 9/1/2019(e)	153	167	6.50%, 2/1/2036(e)	755	846
5.50%, 10/1/2019(e)	54	59	6.50%, 9/1/2036(e)	3,403	3,823
5.50%, 5/1/2024(e)	130	141	6.50%, 12/1/2036(e)	423	477
5.50%, 5/1/2033(e)	46	51	6.50%, 7/1/2037(e)	115	130
5.50%, 6/1/2033(e)	472	519	6.50%, 7/1/2037(e)	169	192
5.50%, 6/1/2033(e)	289	317	6.50%, 10/1/2037(e)	3,764	4,246
5.50%, 9/1/2033(e)	4,554	5,040	6.50%, 2/1/2038(e)	119	134
5.50%, 2/1/2034(e)	1,315	1,427	6.50%, 2/1/2039(e)	1,560	1,758
5.50%, 4/1/2034(e)	182	200	7.00%, 1/1/2027(e)	9	10
5.50%, 8/1/2034(e)	286	312	7.00%, 11/1/2027(e)	10	11
5.50%, 9/1/2034(e)	1,491	1,636	7.00%, 8/1/2028(e)	57	67
5.50%, 9/1/2035(e)	1,889	2,080	7.00%, 12/1/2028(e)	40	47
5.50%, 11/1/2035(e)	971	1,067	7.00%, 4/1/2029(e)	21	24
5.50%, 8/1/2036(e)	531	581	7.00%, 10/1/2029(e)	65	75
5.50%, 2/1/2037(e)	54	59	7.00%, 5/1/2031(e)	6	6
5.50%, 3/1/2038(e)	1,421	1,550	7.00%, 11/1/2031(e)	117	137
5.50%, 3/1/2038(e)	653	722	7.50%, 4/1/2022(e)	3	4
5.50%, 3/1/2038(e)	1,176	1,293	7.50%, 7/1/2027(e)	2	2
5.50%, 5/1/2038(e)	1,145	1,261	7.50%, 11/1/2029(e)	29	32
5.50%, 8/1/2038(e)	598	662	7.50%, 5/1/2031(e)	68	74
6.00%, 8/1/2016(e)	72	78	8.00%, 5/1/2022(e)	1	2
6.00%, 12/1/2016(e)	96	104	8.00%, 5/1/2027(e)	74	85
6.00%, 8/1/2017(e)	170	185	8.00%, 9/1/2027(e)	17	17
6.00%, 6/1/2022(e)	106	116	8.00%, 6/1/2030(e)	6	8
6.00%, 11/1/2023(e)	5	6	8.50%, 2/1/2023(e)	1	2
6.00%, 3/1/2026(e)	9	10	8.50%, 10/1/2027(e)	39	41
6.00%, 11/1/2028(e)	51	57	9.00%, 9/1/2030(e)	13	16
6.00%, 8/1/2031(e)	169	189			$ 129,065
6.00%, 12/1/2031(e)	46	52	Government National Mortgage Association (GNMA) -
6.00%, 1/1/2033(e)	297	332	14.68%
6.00%, 2/1/2034(e)	65	72	3.50%, 11/15/2041	3,993	4,168
6.00%, 5/1/2037(e)	1,359	1,498	3.50%, 12/20/2041	2,982	3,113
6.00%, 7/1/2037(e)	1,549	1,717	4.00%, 3/20/2040	3,554	3,819
6.00%, 11/1/2037(e)	289	321	4.00%, 10/15/2041	4,714	5,070
6.00%, 12/1/2037(e)	95	105	4.00%, 1/15/2042	4,984	5,356
6.00%, 3/1/2038(e)	311	345	4.50%, 3/15/2039	2,067	2,255
6.00%, 5/1/2038(e)	1,128	1,252	4.50%, 9/20/2039	2,583	2,811
6.00%, 6/1/2038(e)	1,614	1,780	4.50%, 3/20/2040	3,228	3,518
6.00%, 8/1/2038(e)	2,929	3,251	4.50%, 7/15/2040	11,199	12,226
6.00%, 10/1/2038(e)	1,128	1,250	5.00%, 9/15/2033	28	31
6.50%, 6/1/2016(e)	61	67	5.00%, 2/15/2034	1,473	1,631
6.50%, 8/1/2017(e)	115	127	5.00%, 9/15/2039	6,126	6,773
6.50%, 11/1/2023(e)	88	99	5.00%, 9/15/2039	223	248
6.50%, 5/1/2024(e)	37	42	5.00%, 9/20/2041	2,864	3,161
6.50%, 9/1/2024(e)	56	63	5.50%, 7/20/2033	656	734
6.50%, 7/1/2025(e)	17	19	5.50%, 11/15/2033	171	192
6.50%, 8/1/2025(e)	53	61	5.50%, 2/20/2034	562	629
6.50%, 2/1/2026(e)	18	20	5.50%, 3/20/2034	702	786
6.50%, 3/1/2026(e)	6	7	5.50%, 5/20/2035	721	804
6.50%, 5/1/2026(e)	15	17	5.50%, 11/15/2038	796	896
6.50%, 6/1/2026(e)	8	9	5.50%, 1/15/2039	331	372
6.50%, 7/1/2028(e)	14	15	5.50%, 1/15/2039	950	1,069
6.50%, 9/1/2028(e)	23	26	5.50%, 3/15/2039	651	733
6.50%, 2/1/2029(e)	9	10	6.00%, 6/20/2024	133	151
6.50%, 3/1/2029(e)	25	29	6.00%, 6/20/2024	31	35
6.50%, 4/1/2029(e)	43	49	6.00%, 2/20/2026	7	8
6.50%, 7/1/2029(e)	322	373	6.00%, 4/20/2026	24	27
6.50%, 6/1/2031(e)	13	15	6.00%, 5/20/2026	13	15
6.50%, 6/1/2031(e)	20	23	6.00%, 6/20/2026	14	16
6.50%, 9/1/2031(e)	53	61	6.00%, 6/20/2026	14	16
6.50%, 1/1/2032(e)	27	30	6.00%, 7/20/2026	11	12
6.50%, 3/1/2032(e)	141	161	6.00%, 9/20/2026	17	20
6.50%, 4/1/2032(e)	136	155

See accompanying notes

52

Schedule of Investments
Government & High Quality Bond Account
March 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	REPURCHASE AGREEMENTS - 2.32%	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)			Banks - 2.32%
6.00%, 3/20/2027	$ 61	$ 69	Investment in Joint Trading Account; Credit	$ 1,835	$ 1,835
6.00%, 1/20/2028	12	14	Suisse Repurchase Agreement; 0.07%
			dated 03/30/12 maturing 04/02/12
6.00%, 3/20/2028	10	11	(collateralized by US Government
6.00%, 6/20/2028	56	64
6.00%, 7/20/2028	38	43	Securities; $1,871,893; 4.25% - 8.75%;
			dated 08/15/20 - 08/15/39)
6.00%, 2/20/2029	33	37	Investment in Joint Trading Account; Deutsche	1,011	1,010
6.00%, 3/20/2029	65	74
6.00%, 7/20/2029	68	78	Bank Repurchase Agreement; 0.10% dated
6.00%, 5/20/2032(b)	134	152	03/30/12 maturing 04/02/12 (collateralized
6.00%, 7/20/2033	460	521	by US Government Securities; $1,030,898;
6.00%, 6/20/2038	995	1,120	0.00% - 2.50%; dated 06/29/12 - 09/15/29)
			Investment in Joint Trading Account; JP	2,128	2,128
6.50%, 12/20/2025	22	26	Morgan Repurchase Agreement; 0.04%
6.50%, 1/20/2026	44	51
6.50%, 2/20/2026	34	39	dated 03/30/12 maturing 04/02/12
6.50%, 3/20/2031	39	45	(collateralized by US Government
			Securities; $2,170,311; 0.00% - 10.35%;
6.50%, 4/20/2031	42	48	dated 10/15/12 - 04/15/30)
6.50%, 4/20/2034	88	101
6.50%, 11/15/2038	1,881	2,158	Investment in Joint Trading Account; JP	1,862	1,862
			Morgan Repurchase Agreement; 0.05%
7.00%, 1/15/2024	15	17	dated 03/30/12 maturing 04/02/12
7.00%, 12/15/2027	15	17
7.00%, 1/15/2028	4	4	(collateralized by US Government
			Securities; $1,899,022; 0.00% - 6.47%;
7.00%, 1/15/2028	3	3	dated 04/02/12 - 10/03/31)
7.00%, 1/15/2028	8	9
7.00%, 1/15/2028	18	21	Investment in Joint Trading Account; Merrill	3,646	3,646
			Lynch Repurchase Agreement; 0.02%
7.00%, 1/15/2028	3	4	dated 03/30/12 maturing 04/02/12
7.00%, 3/15/2028	173	205
7.00%, 5/15/2028	65	77	(collateralized by US Government
			Securities; $3,718,925; 0.00% - 8.13%;
7.00%, 1/15/2029	31	37	dated 05/01/12 - 09/15/39)
7.00%, 3/15/2029	16	19
7.00%, 5/15/2031	28	33			$ 10,481
7.00%, 6/20/2031	25	30	TOTAL REPURCHASE AGREEMENTS		$ 10,481
7.00%, 9/15/2031	101	120	Total Investments		$ 459,717
7.00%, 6/15/2032	275	324	Liabilities in Excess of Other Assets, Net - (1.60)%		$ (7,252)
7.50%, 1/15/2023	1	1	TOTAL NET ASSETS - 100.00%		$ 452,465
7.50%, 1/15/2023	2	2
7.50%, 1/15/2023	1	2
7.50%, 2/15/2023	2	2	(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 2/15/2023	8	9	1933. These securities may be resold in transactions exempt from
7.50%, 2/15/2023	4	4	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 3/15/2023	4	4	indicated, these securities are not considered illiquid. At the end of the
7.50%, 3/15/2023	10	11	period, the value of these securities totaled $45,415 or 10.04% of net
7.50%, 4/15/2023	29	33	assets.
7.50%, 6/15/2023	15	16	(b)	Variable Rate. Rate shown is in effect at March 31, 2012.
7.50%, 6/15/2023	4	4	(c)	Market value is determined in accordance with procedures established in
7.50%, 7/15/2023	1	1	good faith by the Board of Directors. At the end of the period, the value of
7.50%, 9/15/2023	6	6	these securities totaled $6,092 or 1.35% of net assets.
7.50%, 9/15/2023	5	6	(d) Security is Illiquid
7.50%, 10/15/2023	13	14	(e)	This entity was put into conservatorship by the US Government in 2008.
7.50%, 10/15/2023	9	11	See Notes to Financial Statements for additional information.
7.50%, 11/15/2023	10	12	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
8.00%, 7/15/2026	2	3	Notes to Financial Statements for additional information.
8.00%, 8/15/2026	5	7
8.00%, 1/15/2027	2	3
8.00%, 2/15/2027	1	1	Unrealized Appreciation (Depreciation)
8.00%, 6/15/2027	1	1	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 66,419	cost of investments held as of the period end were as follows:

U.S. Treasury - 5.21%			Unrealized Appreciation	$ 16,987
1.75%, 10/31/2018	5,600	5,689	Unrealized Depreciation		(1,740)
3.13%, 5/15/2019	3,500	3,854	Net Unrealized Appreciation (Depreciation)	$ 15,247
4.25%, 11/15/2040	2,900	3,415	Cost for federal income tax purposes	$ 444,470
4.88%, 8/15/2016	4,820	5,642
6.25%, 8/15/2023	3,600	4,986	All dollar amounts are shown in thousands (000's)
		$ 23,586
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$ 312,322

See accompanying notes

53

Schedule of Investments Government & High Quality Bond Account March 31, 2012 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92.81%
Government	5.21%
Financial	2.32%
Asset Backed Securities	1.26%
Liabilities in Excess of Other Assets, Net	(1.60)%
TOTAL NET ASSETS	100.00%

See accompanying notes

54

Schedule of Investments
Income Account
March 31, 2012 (unaudited)

COMMON STOCKS - 0.06%	Shares Held		Value (000's)		Principal

Pipelines - 0.06%				BONDS (continued)	Amount (000's)		Value (000's)
Energy Maintenance Services LLC (a),(b),(c)		2,000,000	$ 150	Commercial Services - 1.62%
				Ceridian Corp
TOTAL COMMON STOCKS			$ 150	11.25%, 11/15/2015(e)	$ 2,000		$ 1,805
	Principal			ERAC USA Finance LLC
BONDS - 69.02%	Amount (000's)		Value (000's)	6.38%, 10/15/2017(d)		1,000	1,147
				7.00%, 10/15/2037(d)		1,000	1,141
Aerospace & Defense - 1.35%							$ 4,093
Boeing Co/The
8.75%, 08/15/2021	$ 850		$ 1,211	Diversified Financial Services - 3.38%
Lockheed Martin Corp				DVI Inc
5.50%, 11/15/2039		2,000	2,205	0.00%, 02/01/2004(a),(b)		900	161
			$ 3,416	0.00%, 02/01/2004(a),(b)		400	72
				FUEL Trust
Airlines - 0.70%				3.98%, 06/15/2016(d)		2,000	2,029
Southwest Airlines Co 1994-A Pass Through				General Electric Capital Corp
Trust				4.65%, 10/17/2021		1,000	1,064
9.15%, 07/01/2016		1,613	1,770	5.30%, 02/11/2021		500	542
				International Lease Finance Corp
Automobile Manufacturers - 0.37%				8.75%, 03/15/2017(e)		1,500	1,669
New Flyer Industries Canada ULC				Jefferies Group Inc
14.00%, 08/19/2020(b),(c),(d)	CAD	908	947	5.13%, 04/13/2018		750	727
				6.25%, 01/15/2036		1,425	1,286
				8.50%, 07/15/2019		750	833
Automobile Parts & Equipment - 0.52%				QHP Royalty Sub LLC
Accuride Corp				10.25%, 03/15/2015(b),(d)		174	175
9.50%, 08/01/2018	$ 1,250		1,313				$ 8,558

				Electric - 6.86%
Banks - 9.71%				Edison Mission Energy
Bank of America Corp				7.20%, 05/15/2019		1,500	930
5.42%, 03/15/2017		800	818	Exelon Generation Co LLC
8.00%, 12/29/2049(e)		1,000	1,025
8.13%, 12/29/2049(e)		1,000	1,030	6.20%, 10/01/2017		2,000	2,347
				GenOn Americas Generation LLC
Citigroup Inc				8.50%, 10/01/2021		1,250	1,100
3.95%, 06/15/2016		2,000	2,055	GenOn Energy Inc
Goldman Sachs Group Inc/The				9.88%, 10/15/2020		750	683
3.63%, 02/07/2016		500	500	Metropolitan Edison Co
5.38%, 03/15/2020		2,000	2,033	4.95%, 03/15/2013		1,000	1,036
ING Bank NV				Nisource Finance Corp
5.00%, 06/09/2021(d)		2,000	2,031
				5.25%, 09/15/2017		2,000	2,222
JP Morgan Chase & Co				Ohio Edison Co
5.13%, 09/15/2014		850	911	5.45%, 05/01/2015		850	933
7.90%, 04/29/2049(e)		2,000	2,191
				Oncor Electric Delivery Co LLC
Lloyds TSB Bank PLC				7.00%, 09/01/2022		1,750	2,124
4.20%, 03/28/2017		750	756	PacifiCorp
6.38%, 01/21/2021		2,000	2,147	4.95%, 08/15/2014		775	848
Morgan Stanley				5.25%, 06/15/2035		850	946
4.75%, 04/01/2014		850	864	6.25%, 10/15/2037		500	637
6.25%, 08/09/2026		850	844	PPL Energy Supply LLC
PNC Financial Services Group Inc				5.70%, 10/15/2035		2,000	2,186
6.75%, 08/01/2049(e)		2,000	2,109
				Southwestern Electric Power Co
Wells Fargo & Co				5.38%, 04/15/2015		1,275	1,384
4.63%, 04/15/2014		1,900	2,010
7.98%, 03/29/2049(e)		3,000	3,266				$ 17,376
			$ 24,590	Entertainment - 1.08%
				Gateway Casinos & Entertainment Ltd
Beverages - 1.03%				8.88%, 11/15/2017(d)	CAD	500	519
Anheuser-Busch InBev Worldwide Inc				Peninsula Gaming LLC / Peninsula Gaming
7.75%, 01/15/2019		2,000	2,609	Corp
				10.75%, 08/15/2017	$ 2,000		2,210
Biotechnology - 1.22%							$ 2,729
Amgen Inc
3.88%, 11/15/2021		2,000	2,048	Environmental Control - 0.88%
Gilead Sciences Inc				Republic Services Inc
4.40%, 12/01/2021		1,000	1,050	5.00%, 03/01/2020		2,000	2,240
			$ 3,098
				Food - 0.62%
Chemicals - 0.85%				Corn Products International Inc
Airgas Inc				4.63%, 11/01/2020		1,500	1,582
4.50%, 09/15/2014		2,000	2,142

See accompanying notes

55

Schedule of Investments
Income Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Forest Products & Paper - 0.80%			Mining - 0.73%
Plum Creek Timberlands LP			Xstrata Canada Corp
4.70%, 03/15/2021	$ 2,000	$ 2,022	6.00%, 10/15/2015	$ 1,675	$ 1,848

Gas - 0.71%			Oil & Gas - 4.40%
Sempra Energy			BG Energy Capital PLC
6.15%, 06/15/2018	1,500	1,789	4.00%, 10/15/2021(d)	500	521
			Bill Barrett Corp
			7.63%, 10/01/2019	500	507
Healthcare - Services - 2.50%			BP Capital Markets PLC
Alliance HealthCare Services Inc
8.00%, 12/01/2016	3,000	2,228	4.75%, 03/10/2019	2,000	2,265
			Nabors Industries Inc
HCA Inc			5.00%, 09/15/2020	1,000	1,073
7.50%, 11/06/2033	250	234	Petrobras International Finance Co - Pifco
HealthSouth Corp			5.38%, 01/27/2021	750	808
7.25%, 10/01/2018	250	267	Petro-Canada
7.75%, 09/15/2022	1,000	1,080
Multiplan Inc			4.00%, 07/15/2013	850	882
9.88%, 09/01/2018(d)	1,000	1,080	9.25%, 10/15/2021	1,075	1,482
			Rowan Cos Inc
Tenet Healthcare Corp			5.00%, 09/01/2017	2,000	2,129
10.00%, 05/01/2018	1,262	1,445	XTO Energy Inc
		$ 6,334	6.75%, 08/01/2037	1,000	1,468
Insurance - 2.95%					$ 11,135
Aspen Insurance Holdings Ltd
6.00%, 08/15/2014	1,425	1,529	Oil & Gas Services - 1.24%
			Schlumberger Investment SA
Farmers Insurance Exchange			3.30%, 09/14/2021(d)	1,000	1,013
6.00%, 08/01/2014(d)	850	892
			Weatherford International Ltd/Bermuda
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	2,128
6.60%, 05/15/2017	2,500	2,647
Prudential Financial Inc					$ 3,141
7.38%, 06/15/2019	1,000	1,236	Packaging & Containers - 0.85%
8.88%, 06/15/2038(e)	1,000	1,180	Sealed Air Corp
		$ 7,484	7.88%, 06/15/2017	2,000	2,157

Iron & Steel - 1.63%
Allegheny Technologies Inc			Pharmaceuticals - 0.87%
5.95%, 01/15/2021	2,000	2,168	Elan Finance PLC / Elan Finance Corp
ArcelorMittal			8.75%, 10/15/2016	2,000	2,202
5.50%, 03/01/2021	2,000	1,963

		$ 4,131	Pipelines - 2.73%
Leisure Products & Services - 1.86%			ANR Pipeline Co
Carnival Corp			9.63%, 11/01/2021	1,000	1,457
7.20%, 10/01/2023	1,475	1,739	El Paso Natural Gas Co
Royal Caribbean Cruises Ltd			7.50%, 11/15/2026	2,100	2,433
6.88%, 12/01/2013	850	897	Enterprise Products Operating LLC
7.25%, 03/15/2018	1,000	1,070	6.38%, 02/01/2013	350	365
Seven Seas Cruises S de RL LLC			Express Pipeline LP
9.13%, 05/15/2019(d)	1,000	1,015	7.39%, 12/31/2017(d)	1,455	1,597
		$ 4,721	Southern Natural Gas Co
			8.00%, 03/01/2032	850	1,053
Lodging - 1.50%					$ 6,905
Boyd Gaming Corp
9.13%, 12/01/2018	2,000	2,082	Real Estate - 0.91%
MGM Resorts International			WEA Finance LLC / WT Finance Aust Pty
13.00%, 11/15/2013	1,000	1,159	Ltd
11.13%, 11/15/2017	500	566	6.75%, 09/02/2019(d)	2,000	2,312
		$ 3,807

Media - 2.70%			REITS - 7.77%
Comcast Corp			Alexandria Real Estate Equities Inc
6.45%, 03/15/2037	2,000	2,394	4.60%, 04/01/2022	250	245
Historic TW Inc			Arden Realty LP
9.15%, 02/01/2023	250	340	5.25%, 03/01/2015	1,000	1,081
News America Inc			BioMed Realty LP
6.40%, 12/15/2035	1,000	1,134	3.85%, 04/15/2016	1,000	1,033
8.00%, 10/17/2016	1,000	1,227	6.13%, 04/15/2020	1,000	1,114
Time Warner Cable Inc			Duke Realty LP
6.55%, 05/01/2037	1,500	1,737	8.25%, 08/15/2019	2,000	2,470
		$ 6,832	HCP Inc
			3.75%, 02/01/2019	1,000	994
			6.00%, 03/01/2015	1,675	1,787

See accompanying notes

56

Schedule of Investments Income Account March 31, 2012 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 23.46%	Amount (000's)	Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
REITS (continued)			8.75%
Health Care REIT Inc			3.50%, 10/01/2041(g)	$ 1,907	$ 1,956
6.13%, 04/15/2020	$ 1,000	$ 1,104	4.00%, 04/01/2039(g)	1,695	1,774
6.20%, 06/01/2016	1,675	1,843	4.50%, 08/01/2033(g)	1,004	1,068
Healthcare Realty Trust Inc			4.50%, 05/01/2039(g)	2,095	2,223
6.50%, 01/17/2017	2,000	2,193	4.50%, 06/01/2039(g)	836	899
Kimco Realty Corp			4.50%, 07/01/2039(g)	2,556	2,747
6.88%, 10/01/2019	2,000	2,338	5.00%, 08/01/2019(g)	765	828
Simon Property Group LP			5.00%, 08/01/2035(g)	2,476	2,697
10.35%, 04/01/2019	2,000	2,755	5.00%, 11/01/2035(g)	1,060	1,143
Ventas Realty LP / Ventas Capital Corp			5.00%, 10/01/2038(g)	2,952	3,152
4.25%, 03/01/2022	750	729	5.50%, 11/01/2017(g)	136	147
		$ 19,686	5.50%, 01/01/2018(g)	91	98
Retail - 1.89%			5.50%, 05/01/2031(g)	74	81
Asbury Automotive Group Inc			5.50%, 06/01/2035(g)	528	576
8.38%, 11/15/2020	500	539	5.50%, 01/01/2036(g)	886	973
Neiman Marcus Group Inc/The			5.50%, 04/01/2036(g)	489	539
10.38%, 10/15/2015	2,000	2,082	6.00%, 03/01/2031(g)	48	54
Sonic Automotive Inc			6.00%, 05/01/2032(g)	139	156
9.00%, 03/15/2018	2,000	2,165	6.00%, 06/01/2038(g)	816	907
		$ 4,786	6.50%, 06/01/2029(g)	43	49
			6.50%, 08/01/2029(g)	38	43
Savings & Loans - 0.64%			7.00%, 01/01/2032(g)	43	50
First Niagara Financial Group Inc			9.00%, 01/01/2025(g)	6	8
6.75%, 03/19/2020	500	548			$ 22,168
7.25%, 12/15/2021	1,000	1,070
		$ 1,618	Federal National Mortgage Association (FNMA) - 11.15%
			3.50%, 12/01/2040(g)	1,967	2,022
Telecommunications - 1.41%			3.50%, 12/01/2041(g)	983	1,011
Corning Inc			3.50%, 03/01/2042(g)	1,000	1,028
4.75%, 03/15/2042	750	726	4.00%, 03/01/2039(g)	2,546	2,671
6.63%, 05/15/2019	500	602	4.00%, 08/01/2040(g)	2,013	2,112
Qwest Corp			4.00%, 09/01/2040(g)	3,542	3,745
6.75%, 12/01/2021	2,000	2,233	4.50%, 06/01/2039(g)	1,292	1,374
		$ 3,561	4.50%, 08/01/2039(g)	766	826
Transportation - 0.74%			4.50%, 05/01/2040(g)	2,974	3,187
Trailer Bridge Inc			5.00%, 01/01/2018(g)	230	249
0.00%; 04/02/2012 (a)	2,000	1,600	5.00%, 08/01/2035(g)	1,783	1,928
6.52%,03/30/2023	128	149	5.00%, 04/01/2039(g)	1,069	1,171
7.07%, 09/30/2022 (c)	118	136	5.00%, 12/01/2039(g)	741	801
			5.00%, 04/01/2040(g)	1,686	1,851
		$ 1,885	5.00%, 06/01/2040(g)	1,388	1,524
TOTAL BONDS		$ 174,819	5.50%, 03/01/2033(g)	179	197
	Principal		5.50%, 06/01/2033(g)	693	762
CONVERTIBLE BONDS - 0.34%	Amount (000's)	Value (000's)	5.50%, 02/01/2035(g)	1,199	1,318
Pharmaceuticals - 0.34%			6.00%, 04/01/2032(g)	167	186
Omnicare Inc			6.50%, 05/01/2031(g)	12	14
3.25%, 12/15/2035	894	860	6.50%, 04/01/2032(g)	155	177
			6.50%, 05/01/2032(g)	81	92
TOTAL CONVERTIBLE BONDS		$ 860	7.00%, 01/01/2030(g)	2	3
SENIOR FLOATING RATE INTERESTS -	Principal				$ 28,249
1.41%	Amount (000's)	Value (000's)	Government National Mortgage Association (GNMA) -
			0.10%
Entertainment - 0.47%			6.00%, 05/20/2032(e)	115	130
CCM Merger Inc, Term Loan			7.00%, 06/20/2031	91	108
7.00%, 02/01/2017(e)	$ 1,183	$ 1,183
			9.00%, 02/15/2025	11	12
					$ 250
Lodging - 0.80%
Station GVR Acquisition LLC, Term Loan			U.S. Treasury - 3.46%
6.25%, 05/27/2016(e)	774	759	2.63%, 11/15/2020	1,000	1,052
10.00%, 05/27/2017(e)	1,300	1,284	2.75%, 02/15/2019	2,000	2,154
			3.13%, 05/15/2019	2,000	2,202
		$ 2,043	3.63%, 02/15/2020	2,000	2,269
Transportation - 0.14%			3.75%, 08/15/2041	1,000	1,081
Trailer Bridge Inc, DIP Term Loan					$ 8,758
7.00%, 11/16/2012(c),(e),(f)	364	364	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$ 59,425
TOTAL SENIOR FLOATING RATE INTERESTS		$ 3,590

See accompanying notes

57

Schedule of Investments
Income Account
March 31, 2012 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Sector	Percent
REPURCHASE AGREEMENTS - 4.88%	Amount (000's)	Value (000's)	Financial	30.24%
			Mortgage Securities	20.00%
Banks - 4.88%			Consumer, Cyclical	9.19%
Investment in Joint Trading Account; Credit	$ 2,163	$ 2,163	Energy	8.43%
Suisse Repurchase Agreement; 0.07%			Consumer, Non-cyclical	8.20%
dated 03/30/12 maturing 04/02/12			Utilities	7.57%
(collateralized by US Government			Communications	4.11%
Securities; $2,205,967; 4.25% - 8.75%;			Basic Materials	4.01%
dated 08/15/20 - 08/15/39)			Industrial	3.96%
Investment in Joint Trading Account; Deutsche	1,191	1,191	Government	3.46%
Bank Repurchase Agreement; 0.10% dated			Other Assets in Excess of Liabilities, Net	0.83%
03/30/12 maturing 04/02/12 (collateralized			TOTAL NET ASSETS	100.00%
by US Government Securities; $1,214,880;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	2,508	2,507
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,557,643; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	2,194	2,194
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,237,938; 0.00% - 6.47%;
dated 04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	4,297	4,297
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $4,382,637; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 12,352
TOTAL REPURCHASE AGREEMENTS		$ 12,352
Total Investments		$ 251,196
Other Assets in Excess of Liabilities, Net - 0.83%		$ 2,097
TOTAL NET ASSETS - 100.00%		$ 253,293

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,597 or 0.63% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $16,419 or 6.48% of net assets.
(e)	Variable Rate. Rate shown is in effect at March 31, 2012.
(f)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,193
Unrealized Depreciation	(2,466)
Net Unrealized Appreciation (Depreciation)	$ 17,727
Cost for federal income tax purposes	$ 233,469

All dollar amounts are shown in thousands (000's)

See accompanying notes

58

Schedule of Investments
International Emerging Markets Account
March 31, 2012 (unaudited)

COMMON STOCKS - 95.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 2.95%			Coal - 0.39%
Bunge Ltd	12,208	$ 835	Exxaro Resources Ltd	24,717	$ 638
Golden Agri-Resources Ltd	1,915,000	1,196
ITC Ltd	213,536	951
KT&G Corp	14,962	1,062	Commercial Services - 1.48%
Souza Cruz SA	50,306	766	Cielo SA	41,258	1,393
			Multiplus SA	27,975	579
		$ 4,810	Obrascon Huarte Lain Brasil SA	10,500	443
Airlines - 1.04%					$ 2,415
Air China Ltd	1,700,000	1,178
Asiana Airlines Inc (a)	84,950	527	Computers - 2.41%
			Asustek Computer Inc	58,000	547
		$ 1,705	Infosys Ltd ADR	8,251	471
Automobile Manufacturers - 4.65%			Lenovo Group Ltd	1,428,000	1,285
Great Wall Motor Co Ltd	312,000	607	Tata Consultancy Services Ltd	71,289	1,636
Hyundai Motor Co	12,416	2,553			$ 3,939
Kia Motors Corp	31,003	2,028
Tata Motors Ltd	362,897	1,961	Distribution & Wholesale - 0.42%
UMW Holdings Bhd	181,900	433	LG International Corp	15,187	689
		$ 7,582
			Diversified Financial Services - 3.03%
Automobile Parts & Equipment - 0.94%			China Everbright Ltd	600,000	910
Hankook Tire Co Ltd	21,570	798	Fubon Financial Holding Co Ltd	840,660	947
Iochpe-Maxion SA	37,000	730	Hana Financial Group Inc	49,360	1,860
		$ 1,528	Indiabulls Financial Services Ltd	108,566	441
Banks - 14.58%			KGI Securities Co Ltd (c)	39,403	333
ABSA Group Ltd	66,829	1,359	Samsung Card Co	13,160	458
Agricultural Bank of China Ltd	645,000	277			$ 4,949
Banco de Chile	6,073,834	959	Electric - 0.51%
Banco do Brasil SA	82,627	1,174	Tenaga Nasional BHD	392,700	824
BanColombia SA ADR	10,516	680
Bangkok Bank PCL	153,100	963
Bank Mandiri Persero Tbk PT	162	—	Electrical Components & Equipment - 1.05%
Bank Negara Indonesia Persero Tbk PT	2,264,500	991	Harbin Electric Co Ltd	700,000	734
Bank of China Ltd	2,723,800	1,098	Simplo Technology Co Ltd	129,800	978
China Citic Bank Corp Ltd	2,386,000	1,435			$ 1,712
China Construction Bank Corp	1,912,902	1,478
China Minsheng Banking Corp Ltd	1,147,500	1,039	Electronics - 2.70%
			Hon Hai Precision Industry Co Ltd	356,283	1,382
Credicorp Ltd	7,903	1,042	LG Display Co Ltd (a)	40,040	937
FirstRand Ltd	493,573	1,525	Radiant Opto-Electronics Corp	304,000	1,349
Grupo Financiero Banorte SAB de CV	236,700	1,052
ICICI Bank Ltd ADR	28,809	1,005	Samsung Electro-Mechanics Co Ltd	8,409	741
Industrial & Commercial Bank of China	4,243,210	2,737			$ 4,409
Industrial Bank of Korea	67,040	814	Engineering & Construction - 2.15%
Kasikornbank PCL	220,200	1,117	China Communications Construction Co Ltd	985,000	988
Malayan Banking Bhd	170,400	493	China Railway Construction Corp Ltd	1,252,000	779
Sberbank of Russia	472,872	1,527	Daelim Industrial Co Ltd	11,968	1,294
Turkiye Vakiflar Bankasi Tao	232,286	440	Grupo Aeroportuario del Sureste SAB de CV	6,501	445
Yes Bank Ltd	82,542	597	ADR
		$ 23,802			$ 3,506

Beverages - 2.23%			Food - 3.46%
Cia de Bebidas das Americas ADR	59,899	2,475	BRF - Brasil Foods SA	33,400	660
Fomento Economico Mexicano SAB de CV	14,066	1,157	Charoen Pokphand Foods PCL (b)	1,016,500	1,227
ADR			CJ CheilJedang Corp	2,701	801
		$ 3,632	Cosan SA Industria e Comercio	59,900	1,112
			Gruma SAB de CV (a)	125,572	335
Building Materials - 0.60%
Desarrolladora Homex SAB de CV (a)	125,606	392	Grupo Bimbo SAB de CV	141,600	330
			M Dias Branco SA	12,100	317
Grasim Industries Ltd	4,992	258	Shoprite Holdings Ltd	20,622	369
Semen Gresik Persero Tbk PT	243,000	326	Thai Union Frozen Products PCL (a),(b)	216,500	497
		$ 976			$ 5,648
Chemicals - 2.75%
China Petrochemical Development Corp	269,000	304	Forest Products & Paper - 0.31%
Dongyue Group	479,000	441	Mondi PLC	53,628	506
Formosa Plastics Corp	162,000	477
LG Chem Ltd	2,109	689	Holding Companies - Diversified - 3.22%
PTT Global Chemical PCL (b)	272,600	627	Alfa SAB de CV	71,200	1,025
Sasol Ltd	40,233	1,943	Alliance Global Group Inc	1,998,400	586
		$ 4,481	Barloworld Ltd	43,097	562
			Imperial Holdings Ltd	62,926	1,272
			KOC Holding AS	262,857	1,068

See accompanying notes

59

Schedule of Investments
International Emerging Markets Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Holding Companies - Diversified (continued)			Private Equity - 0.26%
Sime Darby Bhd	235,900	$ 750	Infrastructure Development Finance Co Ltd	159,672	$ 423
		$ 5,263

Home Builders - 0.95%			Real Estate - 1.14%
Even Construtora e Incorporadora SA	180,000	685	Evergrande Real Estate Group Ltd	1,184,000	634
MRV Engenharia e Participacoes SA	121,500	861	KWG Property Holding Ltd	335,500	194
		$ 1,546	LSR Group	61,042	360
			Supalai PCL (b)	1,324,600	670
Home Furnishings - 0.25%					$ 1,858
Haier Electronics Group Co Ltd (a)	365,000	414
			Retail - 0.70%

Insurance - 2.91%			Woolworths Holdings Ltd/South Africa	181,576	1,140
Odontoprev SA	56,948	958
PICC Property & Casualty Co Ltd	627,000	746	Semiconductors - 8.32%
Samsung Fire & Marine Insurance Co Ltd (a)	5,534	1,045	Realtek Semiconductor Corp	321,000	586
Sanlam Ltd	362,201	1,567	Samsung Electronics Co Ltd	6,973	7,847
Sul America SA	46,029	426	Taiwan Semiconductor Manufacturing Co Ltd	1,427,164	4,105
		$ 4,742	United Microelectronics Corp	2,138,000	1,047
					$ 13,585
Iron & Steel - 2.36%
CAP SA	11,378	484	Shipbuilding - 0.28%
Evraz PLC (a)	148,375	877	Samsung Heavy Industries Co Ltd	13,840	461
Kumba Iron Ore Ltd	8,043	551
Maanshan Iron & Steel	1,566,000	456	Telecommunications - 8.40%
POSCO ADR	10,697	895	Advanced Info Service PCL (b)	118,100	704
Ternium SA ADR	25,122	595	America Movil SAB de CV ADR	70,630	1,754
		$ 3,858	China Mobile Ltd	328,959	3,620
Lodging - 0.81%			ENTEL Chile SA	22,797	461
Genting Bhd	373,598	1,322	Far EasTone Telecommunications Co Ltd	755,000	1,547
			Magyar Telekom Telecommunications PLC	200,105	524
			Orascom Telecom Holding SAE (a)	151,672	488
Machinery - Construction & Mining - 0.33%			Sistema JSFC	26,773	527
China National Materials Co Ltd	351,000	143	Taiwan Mobile Co Ltd (a)	389,700	1,187
Ferreyros SA	335,895	389	Telekom Malaysia Bhd	269,400	468
		$ 532	Telekomunikasi Indonesia Persero Tbk PT	1,066,000	816
Metal Fabrication & Hardware - 0.36%			Tim Participacoes SA ADR	18,311	591
Hyundai Hysco Co Ltd	16,480	583	Vodacom Group Ltd	73,084	1,030
					$ 13,717

Mining - 4.41%			Textiles - 0.21%
Antofagasta PLC	43,053	793	Cia Hering	13,288	343
Cia de Minas Buenaventura SA ADR	25,637	1,034
Gold Fields Ltd	69,528	952	TOTAL COMMON STOCKS		$ 155,960
Grupo Mexico SAB de CV	155,500	491	PREFERRED STOCKS - 3.52%	Shares Held	Value (000's)
Industrias Penoles SAB de CV	16,770	814	Banks - 1.19%
Jiangxi Copper Co Ltd	247,000	568	Itau Unibanco Holding SA	101,200	1,935
KGHM Polska Miedz SA	11,609	534
Korea Zinc Co Ltd	1,154	399
Southern Copper Corp	26,870	852	Iron & Steel - 1.78%
Sterlite Industries India Ltd ADR	60,812	519	Vale SA	128,467	2,906
Vale Indonesia Tbk PT	661,500	244
		$ 7,200	Telecommunications - 0.55%
Oil & Gas - 12.74%			Telefonica Brasil SA	29,450	901
China Petroleum & Chemical Corp	732,000	797
CNOOC Ltd	1,224,000	2,516	TOTAL PREFERRED STOCKS		$ 5,742
Ecopetrol SA ADR	8,395	513		Maturity
Gazprom OAO ADR	315,463	3,849	REPURCHASE AGREEMENTS - 0.86%	Amount (000's)	Value (000's)
Lukoil OAO ADR	52,654	3,170
PetroChina Co Ltd	1,581,017	2,235	Banks - 0.86%
Petroleo Brasileiro SA ADR	165,897	4,406	Investment in Joint Trading Account; Credit	$ 245	$ 245
			Suisse Repurchase Agreement; 0.07%
SK Holdings Co Ltd	9,161	1,193	dated 03/30/12 maturing 04/02/12
Tatneft ADR	31,321	1,278
Thai Oil PCL (b)	358,100	841	(collateralized by US Government
			Securities; $250,222; 4.25% - 8.75%; dated
		$ 20,798	08/15/20 - 08/15/39)
Pharmaceuticals - 0.26%			Investment in Joint Trading Account; Deutsche	135	135
Dr Reddy's Laboratories Ltd	12,245	424	Bank Repurchase Agreement; 0.10% dated
			03/30/12 maturing 04/02/12 (collateralized
			by US Government Securities; $137,804;
			0.00% - 2.50%; dated 06/29/12 - 09/15/29)

See accompanying notes			60

Schedule of Investments
International Emerging Markets Account
March 31, 2012 (unaudited)

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Country	Percent
(continued)	Amount (000's)	Value (000's)	Korea, Republic Of	16.94%
			Brazil	14.51%
Banks (continued)			China	12.81%
Investment in Joint Trading Account; JP	$ 284	$ 285	Taiwan, Province Of China	9.06%
Morgan Repurchase Agreement; 0.04%			South Africa	7.90%
dated 03/30/12 maturing 04/02/12			Russian Federation	6.56%
(collateralized by US Government			India	5.32%
Securities; $290,112; 0.00% - 10.35%;			Mexico	4.77%
dated 10/15/12 - 04/15/30)			Thailand	4.07%
Investment in Joint Trading Account; JP	249	249	Hong Kong	3.15%
Morgan Repurchase Agreement; 0.05%			United States	2.68%
dated 03/30/12 maturing 04/02/12			Malaysia	2.64%
(collateralized by US Government			Peru	1.51%
Securities; $253,848; 0.00% - 6.47%; dated			Indonesia	1.46%
04/02/12 - 10/03/31)			United Kingdom	1.34%
Investment in Joint Trading Account; Merrill	487	487	Chile	1.16%
Lynch Repurchase Agreement; 0.02%			Turkey	0.92%
dated 03/30/12 maturing 04/02/12			Singapore	0.74%
(collateralized by US Government			Colombia	0.73%
Securities; $497,121; 0.00% - 8.13%; dated			Luxembourg	0.36%
05/01/12 - 09/15/39)			Philippines	0.36%
		$ 1,401	Poland	0.33%
TOTAL REPURCHASE AGREEMENTS		$ 1,401	Hungary	0.32%
Total Investments		$ 163,103	Egypt	0.30%
Other Assets in Excess of Liabilities, Net - 0.06%		$ 105	Other Assets in Excess of Liabilities, Net	0.06%
TOTAL NET ASSETS - 100.00%		$ 163,208	TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,566 or 2.80% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $333 or 0.20% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,969
Unrealized Depreciation	(8,010)
Net Unrealized Appreciation (Depreciation)	$ 12,959
Cost for federal income tax purposes	$ 150,144

All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

COMMON STOCKS - 95.10%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.12%			Beverages (continued)
Interpublic Group of Cos Inc/The	3,021	$ 34	Coca-Cola Enterprises Inc	4,900	$ 140
Omnicom Group Inc	3,448	175	Constellation Brands Inc (a)	1,064	25
		$ 209	Dr Pepper Snapple Group Inc	3,288	132
			Molson Coors Brewing Co	3,670	166
Aerospace & Defense - 1.46%			PepsiCo Inc	25,858	1,716
Boeing Co/The	7,777	578			$ 3,897
General Dynamics Corp	1,503	110
Goodrich Corp	852	107	Biotechnology - 0.85%
L-3 Communications Holdings Inc	620	44	Amgen Inc	6,576	448
Lockheed Martin Corp	1,257	113	Biogen Idec Inc (a)	1,933	243
Northrop Grumman Corp	1,711	105	Celgene Corp (a)	3,989	309
Orbital Sciences Corp (a)	48,580	639	Dendreon Corp (a)	2,300	25
Raytheon Co	2,461	130	Gilead Sciences Inc (a)	7,593	371
Rockwell Collins Inc	976	56	Life Technologies Corp (a)	1,711	83
United Technologies Corp	7,951	659			$ 1,479

		$ 2,541	Building Materials - 0.03%
Agriculture - 2.26%			Martin Marietta Materials Inc	700	60
Altria Group Inc	14,743	455
Archer-Daniels-Midland Co	5,092	162
Lorillard Inc	577	75	Chemicals - 1.97%
			Air Products & Chemicals Inc	1,294	119
Philip Morris International Inc	35,398	3,136	Airgas Inc	474	42
Reynolds American Inc	2,298	95	Celanese Corp	7,300	337
		$ 3,923	CF Industries Holdings Inc	427	78
Airlines - 0.02%			Dow Chemical Co/The	6,694	232
Southwest Airlines Co	4,000	33	Eastman Chemical Co	851	44
			Ecolab Inc	13,755	848
			EI du Pont de Nemours & Co	5,222	276
Apparel - 0.44%			FMC Corp	470	50
Coach Inc	3,432	265	LyondellBasell Industries NV	3,210	140
Nike Inc	3,191	346	Monsanto Co	5,066	404
Ralph Lauren Corp	411	72	Mosaic Co/The	1,316	73
VF Corp	605	88	Potash Corp of Saskatchewan Inc	1,800	82
		$ 771	PPG Industries Inc	2,200	211
Automobile Manufacturers - 0.59%			Praxair Inc	2,433	279
Ford Motor Co	73,018	912	Sherwin-Williams Co/The	1,359	148
General Motors Co (a)	4,500	115	Sigma-Aldrich Corp	762	56
		$ 1,027			$ 3,419

Automobile Parts & Equipment - 0.36%			Coal - 0.13%
BorgWarner Inc (a)	698	59	Arch Coal Inc	1,400	15
Johnson Controls Inc	15,462	502	Consol Energy Inc	3,077	105
TRW Automotive Holdings Corp (a)	1,200	56	Peabody Energy Corp	3,644	105
		$ 617			$ 225

Banks - 7.36%			Commercial Services - 1.52%
Bank of America Corp	65,614	628	Apollo Group Inc (a)	804	31
Bank of New York Mellon Corp/The	4,594	111	Automatic Data Processing Inc	12,605	696
BB&T Corp	2,885	91	DeVry Inc	401	14
Capital One Financial Corp	8,197	457	Equifax Inc	826	36
Citigroup Inc	42,957	1,571	H&R Block Inc	3,929	65
Comerica Inc	1,382	45	Mastercard Inc	964	405
Fifth Third Bancorp	12,104	170	Moody's Corp	16,220	683
Goldman Sachs Group Inc/The	3,866	481	Paychex Inc	600	19
Huntington Bancshares Inc/OH	13,502	87	Robert Half International Inc	1,700	51
JP Morgan Chase & Co	66,581	3,061	RR Donnelley & Sons Co	1,124	14
KeyCorp	6,055	52	Total System Services Inc	1,010	23
M&T Bank Corp	1,398	121	Visa Inc	3,920	463
Morgan Stanley	38,092	748	Western Union Co/The	8,303	146
Northern Trust Corp	3,300	157			$ 2,646
PNC Financial Services Group Inc	4,757	307	Computers - 7.28%
Regions Financial Corp	6,400	42	Accenture PLC - Class A	5,108	329
State Street Corp	2,164	98	Apple Inc (a)	11,985	7,184
SunTrust Banks Inc	19,560	472	Cognizant Technology Solutions Corp (a)	1,121	86
US Bancorp	18,148	575	Dell Inc (a)	26,957	448
Wells Fargo & Co	101,673	3,471	EMC Corp/MA (a)	17,026	509
Zions Bancorporation	1,600	34	Hewlett-Packard Co	11,951	285
		$ 12,779	International Business Machines Corp	16,343	3,411
Beverages - 2.25%			Lexmark International Inc	507	17
Brown-Forman Corp	685	57	NetApp Inc (a)	1,773	79
Coca-Cola Co/The	22,441	1,661	SanDisk Corp (a)	4,443	220

See accompanying notes

62

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electronics - 2.10%
Western Digital Corp (a)	1,472	$ 61	Agilent Technologies Inc	1,500	$ 67
		$ 12,629	Honeywell International Inc	23,954	1,462
			Jabil Circuit Inc	1,249	31
Consumer Products - 0.06%			TE Connectivity Ltd	2,887	106
Kimberly-Clark Corp	1,492	110	Thermo Fisher Scientific Inc	15,438	871
			Tyco International Ltd	18,702	1,051
Cosmetics & Personal Care - 1.67%			Waters Corp (a)	603	56
Avon Products Inc	5,200	101			$ 3,644
Colgate-Palmolive Co	3,796	371
Procter & Gamble Co/The	36,236	2,435	Engineering & Construction - 0.11%
			Fluor Corp	2,044	123
		$ 2,907	Jacobs Engineering Group Inc (a)	870	39
Distribution & Wholesale - 0.13%			McDermott International Inc (a)	1,600	20
Fastenal Co	1,300	70			$ 182
Genuine Parts Co	1,055	66
WW Grainger Inc	414	89	Entertainment - 0.03%
		$ 225	International Game Technology	2,942	49

Diversified Financial Services - 1.75%			Environmental Control - 0.12%
American Express Co	25,736	1,490	Stericycle Inc (a)	1,800	150
Ameriprise Financial Inc	2,862	164	Waste Management Inc	1,740	61
BlackRock Inc	464	95			$ 211
Charles Schwab Corp/The	7,321	105
CME Group Inc	798	231	Food - 2.05%
Discover Financial Services	4,619	154	Campbell Soup Co	1,247	42
Franklin Resources Inc	1,441	178	ConAgra Foods Inc	2,634	69
IntercontinentalExchange Inc (a)	890	122	Dean Foods Co (a)	1,248	15
Invesco Ltd	6,423	172	General Mills Inc	7,603	300
Legg Mason Inc	800	22	HJ Heinz Co	1,434	77
NASDAQ OMX Group Inc/The (a)	964	25	Hormel Foods Corp	849	25
NYSE Euronext	1,626	49	Kellogg Co	10,703	574
SLM Corp	5,222	82	Kraft Foods Inc	11,174	425
T Rowe Price Group Inc	1,322	86	Kroger Co/The	8,894	215
TD Ameritrade Holding Corp	3,100	61	McCormick & Co Inc/MD	27,700	1,508
		$ 3,036	Safeway Inc	1,816	37
Electric - 2.35%			SUPERVALU Inc	1,348	8

AES Corp/The (a)	20,783	271	Sysco Corp	2,152	64
			Tyson Foods Inc	1,918	37
Ameren Corp	1,477	48	Whole Foods Market Inc	2,000	166
American Electric Power Co Inc	2,634	102			$ 3,562
Calpine Corp (a)	3,800	65
CMS Energy Corp	1,500	33	Forest Products & Paper - 0.64%
Consolidated Edison Inc	1,233	72	International Paper Co	31,792	1,116
Dominion Resources Inc/VA	2,121	109
DTE Energy Co	1,147	63
Duke Energy Corp	5,761	121	Gas - 0.76%
Edison International	3,300	140	AGL Resources Inc	792	31
			CenterPoint Energy Inc	5,986	118
Entergy Corp	3,125	210	NiSource Inc	1,802	44
Exelon Corp	7,270	285
FirstEnergy Corp	5,504	251	Sempra Energy	18,800	1,127
Integrys Energy Group Inc	494	26			$ 1,320
NextEra Energy Inc	1,856	113	Hand & Machine Tools - 0.09%
Northeast Utilities	1,086	40	Snap-on Inc	347	21
NRG Energy Inc (a)	2,100	33	Stanley Black & Decker Inc	1,648	127
NV Energy Inc	31,680	511			$ 148
PG&E Corp	4,510	196
Pinnacle West Capital Corp	705	34	Healthcare - Products - 1.36%
PPL Corp	2,563	72	Baxter International Inc	4,525	271
Progress Energy Inc	1,115	59	Becton Dickinson and Co	809	63
SCANA Corp	784	36	Covidien PLC	14,512	794
Southern Co/The	3,788	170	CR Bard Inc	500	49
TECO Energy Inc	3,966	70	DENTSPLY International Inc	3,600	145
Wisconsin Energy Corp	24,448	861	Edwards Lifesciences Corp (a)	1,575	114
Xcel Energy Inc	3,298	87	Hospira Inc (a)	500	19
			Intuitive Surgical Inc (a)	144	78
		$ 4,078
			Medtronic Inc	4,502	176
Electrical Components & Equipment - 0.28%			Patterson Cos Inc	625	21
Emerson Electric Co	7,631	398	St Jude Medical Inc	3,972	176
Energizer Holdings Inc (a)	900	67	Stryker Corp	4,328	240
Molex Inc	854	24	Varian Medical Systems Inc (a)	782	54
		$ 489	Zimmer Holdings Inc	2,618	168
					$ 2,368

See accompanying notes

63

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services - 1.26%			Leisure Products & Services (continued)
Aetna Inc	16,561	$ 831	Harley-Davidson Inc	21,312	$ 1,046
Cigna Corp	1,813	89			$ 1,193
Coventry Health Care Inc	980	35
DaVita Inc (a)	600	54	Lodging - 0.54%
HCA Holdings Inc	2,300	57	Las Vegas Sands Corp	3,200	184
Humana Inc	1,611	149	Marriott International Inc/DE	3,296	125
Laboratory Corp of America Holdings (a)	689	63	Starwood Hotels & Resorts Worldwide Inc	9,720	549
Quest Diagnostics Inc	1,000	61	Wyndham Worldwide Corp	1,018	47
UnitedHealth Group Inc	9,835	580	Wynn Resorts Ltd	200	25
WellPoint Inc	3,580	264			$ 930
		$ 2,183	Machinery - Construction & Mining - 0.60%
Home Builders - 0.96%			Caterpillar Inc	9,222	982
Lennar Corp	16,170	440	Joy Global Inc	716	53
Toll Brothers Inc (a)	51,250	1,229			$ 1,035
		$ 1,669	Machinery - Diversified - 0.51%
Home Furnishings - 0.04%			Cummins Inc	5,146	617
Harman International Industries Inc	1,623	76	Deere & Co	1,740	141
			Flowserve Corp	368	43
			Rockwell Automation Inc	987	79
Housewares - 0.02%					$ 880
Newell Rubbermaid Inc	1,968	35
			Media - 2.84%
			CBS Corp	2,833	96
Insurance - 3.01%			Comcast Corp - Class A	21,184	636
ACE Ltd	1,500	110	DIRECTV (a)	5,080	251
Aflac Inc	4,080	188	Discovery Communications Inc - A Shares (a)	1,661	84
Allstate Corp/The	8,496	280	Discovery Communications Inc - C Shares (a)	1,950	91
Aon Corp	2,197	108	Gannett Co Inc	1,544	24
Assurant Inc	622	25	McGraw-Hill Cos Inc/The	2,326	112
Berkshire Hathaway Inc - Class A (a)	5	610	News Corp - Class A	9,349	184
Berkshire Hathaway Inc - Class B (a)	10,665	866	News Corp - Class B	52,450	1,048
Chubb Corp/The	3,800	263	Scripps Networks Interactive Inc	581	28
Cincinnati Financial Corp	1,098	38	Time Warner Cable Inc	2,875	234
Hartford Financial Services Group Inc	2,982	63	Time Warner Inc	9,196	347
Lincoln National Corp	2,038	54	Viacom Inc	2,352	112
Loews Corp	1,500	60	Walt Disney Co/The	38,500	1,686
Marsh & McLennan Cos Inc	6,794	222			$ 4,933
MetLife Inc	41,786	1,560
Progressive Corp/The	3,917	91	Metal Fabrication & Hardware - 0.12%
Prudential Financial Inc	2,171	138	Precision Castparts Corp	1,237	214
Sun Life Financial Inc	1,700	40
Torchmark Corp	683	34	Mining - 0.51%
Travelers Cos Inc/The	4,012	237	Freeport-McMoRan Copper & Gold Inc	8,097	309
Unum Group	1,844	45	Newmont Mining Corp	10,219	523
Willis Group Holdings PLC	1,300	45	Vulcan Materials Co	1,100	47
XL Group PLC	6,700	145			$ 879
		$ 5,222
			Miscellaneous Manufacturing - 3.20%
Internet - 2.81%			3M Co	6,579	587
Amazon.com Inc (a)	3,079	623
eBay Inc (a)	6,723	248	Cooper Industries PLC	3,206	205
			Danaher Corp	9,169	514
Expedia Inc	597	20	Dover Corp	1,289	81
Google Inc (a)	4,956	3,178
Groupon Inc (a)	1,700	31	Eaton Corp	17,423	868
Liberty Interactive Corp (a)	3,300	63	General Electric Co	134,500	2,699
Netflix Inc (a)	700	81	Illinois Tool Works Inc	2,083	119
priceline.com Inc (a)	611	438	Ingersoll-Rand PLC	4,700	194
Symantec Corp (a)	4,943	93	Pall Corp	900	54
TripAdvisor Inc (a)	641	23	Parker Hannifin Corp	960	81
Yahoo! Inc (a)	4,931	75	Textron Inc	5,594	156
					$ 5,558
		$ 4,873
			Office & Business Equipment - 0.08%
Iron & Steel - 0.17%			Pitney Bowes Inc	1,354	24
Cliffs Natural Resources Inc	927	64	Xerox Corp	14,519	117
Nucor Corp	4,003	172			$ 141
United States Steel Corp	1,800	53
		$ 289	Oil & Gas - 8.73%
			Anadarko Petroleum Corp	2,113	165
Leisure Products & Services - 0.69%			Apache Corp	12,575	1,262
Carnival Corp	4,600	147	Chevron Corp	23,094	2,477
			Cimarex Energy Co	600	45

See accompanying notes

64

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			REITS (continued)
Concho Resources Inc (a)	300	$ 31	Apartment Investment & Management Co	715	$ 19
ConocoPhillips	8,227	625	AvalonBay Communities Inc	645	91
Denbury Resources Inc (a)	2,555	47	Boston Properties Inc	1,003	105
Devon Energy Corp	11,343	807	Equity Residential	1,200	75
Diamond Offshore Drilling Inc	11,080	739	General Growth Properties Inc	4,000	68
EOG Resources Inc	1,672	186	HCP Inc	1,665	66
EQT Corp	1,849	89	Health Care REIT Inc	1,412	78
Exxon Mobil Corp	68,053	5,902	Host Hotels & Resorts Inc	4,487	74
Helmerich & Payne Inc	687	37	Kimco Realty Corp	2,499	48
Hess Corp	11,437	675	Plum Creek Timber Co Inc	1,006	42
Marathon Oil Corp	3,021	96	ProLogis Inc	2,394	86
Marathon Petroleum Corp	4,123	179	Public Storage	1,406	195
Murphy Oil Corp	3,246	183	Simon Property Group Inc	2,857	416
Nabors Industries Ltd (a)	1,852	32	Ventas Inc	1,185	68
Newfield Exploration Co (a)	2,200	76	Vornado Realty Trust	2,853	240
Noble Corp (a)	4,008	150	Weyerhaeuser Co	3,208	70
Noble Energy Inc	748	73			$ 2,964
Occidental Petroleum Corp	5,740	547

Pioneer Natural Resources Co	400	45	AutoNation Retail - 5.27% Inc (a)	314	11
QEP Resources Inc	1,085	33	AutoZone Inc (a)	484	180
Range Resources Corp	200	12	Bed Bath & Beyond Inc (a)	2,728	180
Southwestern Energy Co (a)	3,200	98
Total SA ADR	6,640	339	Best Buy Co Inc	2,005	47
			Big Lots Inc (a)	515	22
Valero Energy Corp	5,960	154	CarMax Inc (a)	5,700	198
WPX Energy Inc (a)	2,266	41
			Chipotle Mexican Grill Inc (a)	517	216
		$ 15,145	Costco Wholesale Corp	1,637	149
Oil & Gas Services - 1.46%			CVS Caremark Corp	9,471	424
Baker Hughes Inc	5,011	210	Darden Restaurants Inc	869	44
Cameron International Corp (a)	900	48	Dollar General Corp (a)	3,000	139
FMC Technologies Inc (a)	1,600	81	Dollar Tree Inc (a)	757	72
Halliburton Co	6,413	213	GameStop Corp	955	21
National Oilwell Varco Inc	14,553	1,156	Gap Inc/The	2,288	60
Schlumberger Ltd	11,744	821	Home Depot Inc/The	10,672	537
		$ 2,529	Kohl's Corp	5,914	296
			Lowe's Cos Inc	6,285	197
Packaging & Containers - 0.08%			Macy's Inc	5,289	210
Ball Corp	1,752	75	McDonald's Corp	7,586	744
Bemis Co Inc	716	23	Nordstrom Inc	990	55
Owens-Illinois Inc (a)	1,070	25	O'Reilly Automotive Inc (a)	858	78
Sealed Air Corp	1,038	20	Ross Stores Inc	4,308	250
		$ 143	Staples Inc	4,391	71
Pharmaceuticals - 6.74%			Starbucks Corp	6,971	389
Abbott Laboratories	10,247	628	Target Corp	13,623	793
Allergan Inc/United States	2,325	222	TJX Cos Inc	24,924	990
AmerisourceBergen Corp	11,446	455	Walgreen Co	3,932	132
Bristol-Myers Squibb Co	49,719	1,678	Wal-Mart Stores Inc	26,064	1,595
Cardinal Health Inc	2,342	101	Yum! Brands Inc	14,769	1,052
Eli Lilly & Co	4,335	175			$ 9,152
Express Scripts Inc (a)	4,567	247
Forest Laboratories Inc (a)	1,714	59	Semiconductors - 3.61%
			Advanced Micro Devices Inc (a)	3,974	32
GlaxoSmithKline PLC ADR	12,620	567	Altera Corp	2,180	87
Johnson & Johnson	35,253	2,326	Analog Devices Inc	2,525	102
McKesson Corp	2,697	236	Applied Materials Inc	14,405	179
Mead Johnson Nutrition Co	948	78	ASML Holding NV	18,520	929
Medco Health Solutions Inc (a)	2,951	207	Atmel Corp (a)	13,900	137
Merck & Co Inc	37,959	1,457	Broadcom Corp (a)	22,234	873
Pfizer Inc	141,443	3,205	Intel Corp	31,498	886
Sanofi-Aventis SA - Rights (a)	1,109	2
Watson Pharmaceuticals Inc (a)	798	54	KLA-Tencor Corp	2,133	116
			Lam Research Corp (a)	1,600	71
		$ 11,697	LSI Corp (a)	4,107	36
Pipelines - 0.42%			Marvell Technology Group Ltd (a)	4,400	69
El Paso Corp	5,312	157	Micron Technology Inc (a)	12,300	100
ONEOK Inc	641	52	Novellus Systems Inc (a)	559	28
Spectra Energy Corp	8,357	264	NVIDIA Corp (a)	10,936	169
Williams Cos Inc/The	8,369	258	Qualcomm Inc	23,652	1,609
		$ 731	Teradyne Inc (a)	1,262	21
			Texas Instruments Inc	21,495	722
REITS - 1.71%			Xilinx Inc	2,684	97
American Tower Corp	16,153	1,018			$ 6,263
Annaly Capital Management Inc	12,980	205

See accompanying notes

65

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity

Software - 4.42%			(continued)	Amount (000's)	Value (000's)
Adobe Systems Inc (a)	1,853	$ 64	Banks (continued)
Akamai Technologies Inc (a)	1,600	59	Investment in Joint Trading Account; JP	$ 495	$ 495
Autodesk Inc (a)	20,280	858	Morgan Repurchase Agreement; 0.04%
BMC Software Inc (a)	1,142	46	dated 03/30/12 maturing 04/02/12
CA Inc	2,473	68	(collateralized by US Government
Check Point Software Technologies Ltd (a)	700	45	Securities; $505,172; 0.00% - 10.35%;
Dun & Bradstreet Corp/The	319	27	dated 10/15/12 - 04/15/30)
Electronic Arts Inc (a)	1,100	18	Investment in Joint Trading Account; JP	433	434
Fidelity National Information Services Inc	900	30	Morgan Repurchase Agreement; 0.05%
Fiserv Inc (a)	887	62	dated 03/30/12 maturing 04/02/12
Intuit Inc	1,321	79	(collateralized by US Government
Microsoft Corp	111,423	3,593	Securities; $442,026; 0.00% - 6.47%; dated
Oracle Corp	52,160	1,521	04/02/12 - 10/03/31)
Red Hat Inc (a)	2,100	126	Investment in Joint Trading Account; Merrill	849	849
Salesforce.com Inc (a)	613	94	Lynch Repurchase Agreement; 0.02%
SAP AG ADR	7,410	517	dated 03/30/12 maturing 04/02/12
VeriFone Systems Inc (a)	8,920	463	(collateralized by US Government
		$ 7,670	Securities; $865,635; 0.00% - 8.13%; dated
			05/01/12 - 09/15/39)
Telecommunications - 3.59%					$ 2,440
AT&T Inc	52,267	1,632
CenturyLink Inc	2,349	91	TOTAL REPURCHASE AGREEMENTS		$ 2,440
Cisco Systems Inc	89,062	1,883	Total Investments		$ 167,509
Corning Inc	7,432	105	Other Assets in Excess of Liabilities, Net - 3.49%		$ 6,060
Crown Castle International Corp (a)	2,100	112	TOTAL NET ASSETS - 100.00%		$ 173,569
Harris Corp	818	37
Juniper Networks Inc (a)	11,466	263
MetroPCS Communications Inc (a)	1,989	18	(a) Non-Income Producing Security
Motorola Solutions Inc	1,947	99
Sprint Nextel Corp (a)	25,200	72
Verizon Communications Inc	50,107	1,915	Unrealized Appreciation (Depreciation)
		$ 6,227	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Textiles - 0.04%
Cintas Corp	1,876	73	Unrealized Appreciation	$ 27,351
			Unrealized Depreciation		(3,468)
Toys, Games & Hobbies - 0.09%			Net Unrealized Appreciation (Depreciation)	$ 23,883
Hasbro Inc	2,200	81	Cost for federal income tax purposes	$ 143,626
Mattel Inc	2,298	77
		$ 158	All dollar amounts are shown in thousands (000's)

Transportation - 1.44%			Portfolio Summary (unaudited)
CH Robinson Worldwide Inc	800	53	Sector		Percent
CSX Corp	13,305	286	Consumer, Non-cyclical		20.03%
Expeditors International of Washington Inc	400	19	Technology		15.39%
FedEx Corp	2,955	272	Financial		15.24%
Norfolk Southern Corp	1,461	96	Energy		10.74%
Ryder System Inc	900	48	Industrial		10.13%
Union Pacific Corp	3,968	426	Communications		9.36%
United Parcel Service Inc	16,198	1,307	Consumer, Cyclical		9.22%
		$ 2,507	Basic Materials		3.29%
TOTAL COMMON STOCKS		$ 165,069	Utilities		3.11%
	Maturity		Other Assets in Excess of Liabilities, Net		3.49%
REPURCHASE AGREEMENTS - 1.41%	Amount (000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Banks - 1.41%
Investment in Joint Trading Account; Credit	$ 427	$ 427
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $435,711; 4.25% - 8.75%; dated
08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	235	235
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $239,957;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)

See accompanying notes

66

Schedule of Investments
LargeCap Blend Account II
March 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	46 $	3,133	$ 3,227	$ 94
Total					$ 94
All dollar amounts are shown in thousands (000's)

See accompanying notes

67

Schedule of Investments LargeCap Growth Account March 31, 2012 (unaudited)

COMMON STOCKS - 96.40%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Apparel - 1.91%				Machinery - Diversified (continued)
Nike Inc	36,400	$ 3,947		Deere & Co	51,641	$ 4,178
						$ 8,163

Automobile Manufacturers - 1.91%				Oil & Gas - 4.54%
Ford Motor Co	315,231	3,937		Cabot Oil & Gas Corp	87,156	2,716
				Ensco PLC ADR	36,426	1,928
Automobile Parts & Equipment - 0.98%				Noble Energy Inc	21,700	2,122
BorgWarner Inc (a)	23,972	2,022		Occidental Petroleum Corp	27,500	2,619
						$ 9,385

Banks - 2.20%				Oil & Gas Services - 1.93%
Capital One Financial Corp	81,451	4,540		FMC Technologies Inc (a)	25,000	1,260
				National Oilwell Varco Inc	34,400	2,734
						$ 3,994
Beverages - 2.09%
Coca-Cola Co/The	58,400	4,322		Pharmaceuticals - 5.61%
				Allergan Inc/United States	48,400	4,619
				Pfizer Inc	215,700	4,888
Biotechnology - 3.19%				Valeant Pharmaceuticals International Inc (a)	38,900	2,088
Alexion Pharmaceuticals Inc (a)	23,740	2,204
Biogen Idec Inc (a)	16,100	2,028				$ 11,595
Gilead Sciences Inc (a)	48,200	2,355		Retail - 13.05%
		$ 6,587		Bed Bath & Beyond Inc (a)	47,066	3,095
				Chipotle Mexican Grill Inc (a)	2,700	1,129
Building Materials - 0.46%				Home Depot Inc/The	106,600	5,363
Masco Corp	71,700	959		Ltd Brands Inc	48,200	2,314
				Lululemon Athletica Inc (a)	21,300	1,591
Chemicals - 3.39%				Michael Kors Holdings Ltd (a)	42,354	1,973
LyondellBasell Industries NV	48,400	2,113		Starbucks Corp	111,100	6,209
Monsanto Co	47,684	3,803		Tractor Supply Co	11,700	1,060
Sherwin-Williams Co/The	10,000	1,087		Ulta Salon Cosmetics & Fragrance Inc	13,900	1,291
		$ 7,003		Yum! Brands Inc	41,500	2,954
						$ 26,979
Commercial Services - 5.83%
Mastercard Inc	15,434	6,491		Semiconductors - 6.15%
Visa Inc	47,174	5,566		Avago Technologies Ltd	62,300	2,428
		$ 12,057		LSI Corp (a)	184,500	1,601
				Qualcomm Inc	127,500	8,673
Computers - 13.15%						$ 12,702
Accenture PLC - Class A	63,200	4,076
Apple Inc (a)	24,922	14,940		Software - 5.07%
Cognizant Technology Solutions Corp (a)	46,709	3,594		Citrix Systems Inc (a)	26,500	2,091
EMC Corp/MA (a)	70,408	2,104		Salesforce.com Inc (a)	27,500	4,249
Teradata Corp (a)	36,000	2,454		VeriFone Systems Inc (a)	32,700	1,696
		$ 27,168		VMware Inc (a)	21,700	2,439
						$ 10,475
Cosmetics & Personal Care - 1.06%
Estee Lauder Cos Inc/The	35,276	2,185		Transportation - 2.91%
				FedEx Corp	41,200	3,789
				Union Pacific Corp	20,700	2,225
Diversified Financial Services - 4.42%						$ 6,014
American Express Co	76,600	4,432		TOTAL COMMON STOCKS		$ 199,218
Discover Financial Services	141,267	4,710			Maturity
		$ 9,142		REPURCHASE AGREEMENTS - 4.17%	Amount (000's)	Value (000's)

Food - 1.70%				Banks - 4.17%
Whole Foods Market Inc	42,200	3,511		Investment in Joint Trading Account; Credit	$ 1,510	$ 1,510
				Suisse Repurchase Agreement; 0.07%
Internet - 5.19%				dated 03/30/12 maturing 04/02/12
eBay Inc (a)	58,800	2,169		(collateralized by US Government
Google Inc (a)	6,300	4,040		Securities; $1,540,388; 4.25% - 8.75%;
priceline.com Inc (a)	6,300	4,520		dated 08/15/20 - 08/15/39)
		$ 10,729		Investment in Joint Trading Account; Deutsche	832	832
				Bank Repurchase Agreement; 0.10% dated
Lodging - 2.79%				03/30/12 maturing 04/02/12 (collateralized
Las Vegas Sands Corp	71,200	4,099		by US Government Securities; $848,329;
MGM Resorts International (a)	122,900	1,674
				0.00% - 2.50%; dated 06/29/12 - 09/15/29)
		$ 5,773		Investment in Joint Trading Account; JP	1,751	1,751
Machinery - Construction & Mining - 2.92%				Morgan Repurchase Agreement; 0.04%
Caterpillar Inc	56,600	6,029		dated 03/30/12 maturing 04/02/12
				(collateralized by US Government
				Securities; $1,785,957; 0.00% - 10.35%;
Machinery - Diversified - 3.95%				dated 10/15/12 - 04/15/30)
Cummins Inc	33,200	3,985
See accompanying notes			68

Schedule of Investments
LargeCap Growth Account
March 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; JP	$ 1,532	$ 1,532
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,562,712; 0.00% - 6.47%;
dated 04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	3,000	3,000
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $3,060,317; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
$ 8,625
TOTAL REPURCHASE AGREEMENTS		$ 8,625
Total Investments		$ 207,843
Liabilities in Excess of Other Assets, Net - (0.57)%		$ (1,178)
TOTAL NET ASSETS - 100.00%		$ 206,665

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 57,164
Unrealized Depreciation	(1,080)
Net Unrealized Appreciation (Depreciation)	$ 56,084
Cost for federal income tax purposes	$ 151,759

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Technology	24.37%
Consumer, Cyclical	20.64%
Consumer, Non-cyclical	19.48%
Financial	10.79%
Industrial	10.24%
Energy	6.47%
Communications	5.19%
Basic Materials	3.39%
Liabilities in Excess of Other Assets, Net	(0.57)%
TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
LargeCap Growth Account I
March 31, 2012 (unaudited)

COMMON STOCKS - 97.55%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.04%			Chemicals (continued)
Omnicom Group Inc	1,976	$ 100	Albemarle Corp	971	$ 62
			Celanese Corp	1,839	85
			CF Industries Holdings Inc	392	72
Aerospace & Defense - 1.32%			Eastman Chemical Co	1,530	79
Alliant Techsystems Inc	45	2
BE Aerospace Inc (a)	989	46	Ecolab Inc	2,142	132
Boeing Co/The	34,001	2,529	EI du Pont de Nemours & Co	6,684	354
			FMC Corp	773	82
Goodrich Corp	601	76	Huntsman Corp	404	6
Lockheed Martin Corp	1,661	149	Intrepid Potash Inc (a)	616	15
Rockwell Collins Inc	1,722	99
TransDigm Group Inc (a)	538	62	Kronos Worldwide Inc	234	6
United Technologies Corp	6,149	510	LyondellBasell Industries NV	229	10
			Monsanto Co	3,842	306
		$ 3,473	Mosaic Co/The	1,906	105
Agriculture - 0.59%			PPG Industries Inc	1,146	110
Altria Group Inc	12,140	375	Praxair Inc	19,295	2,212
Bunge Ltd	445	30	Rockwood Holdings Inc (a)	699	36
Philip Morris International Inc	12,512	1,109	Sherwin-Williams Co/The	10,646	1,157
Reynolds American Inc	1,136	47	Sigma-Aldrich Corp	1,349	98
		$ 1,561	Solutia Inc	1,318	37
			WR Grace & Co (a)	712	41
Airlines - 0.14%					$ 5,206
Copa Holdings SA	272	22
Delta Air Lines Inc (a)	5,481	54	Coal - 0.41%
Southwest Airlines Co	1,502	12	Arch Coal Inc	188	2
United Continental Holdings Inc (a)	12,830	276	Consol Energy Inc	2,519	86
		$ 364	Peabody Energy Corp	33,146	960
			Walter Energy Inc	658	39
Apparel - 1.60%					$ 1,087
Coach Inc	42,386	3,276
Deckers Outdoor Corp (a)	435	27	Commercial Services - 3.27%
Hanesbrands Inc (a)	1,069	32	Aaron's Inc	628	16
Nike Inc	2,510	272	Alliance Data Systems Corp (a)	543	69
Ralph Lauren Corp	3,445	600	Apollo Group Inc (a)	1,176	46
		$ 4,207	Automatic Data Processing Inc	3,156	174
			DeVry Inc	641	22
Automobile Manufacturers - 0.12%			Genpact Ltd (a)	108,066	1,762
Ford Motor Co	14,884	186	Global Payments Inc	889	42
Navistar International Corp (a)	423	17	H&R Block Inc	1,935	32
PACCAR Inc	2,308	108	Iron Mountain Inc	1,875	54
		$ 311	ITT Educational Services Inc (a)	321	21
Automobile Parts & Equipment - 0.04%			Mastercard Inc	13,971	5,875
BorgWarner Inc (a)	780	66	Moody's Corp	2,117	89
WABCO Holdings Inc (a)	759	46	Morningstar Inc	262	17
		$ 112	Paychex Inc	1,857	58
			SEI Investments Co	1,588	33
Banks - 0.46%			Towers Watson & Co	66	4
JP Morgan Chase & Co	24,600	1,131	Verisk Analytics Inc (a)	1,090	51
Wells Fargo & Co	2,344	80	Visa Inc	1,223	144
		$ 1,211	Weight Watchers International Inc	327	25
			Western Union Co/The	3,993	70
Beverages - 0.70%					$ 8,604
Coca-Cola Co/The	12,476	923
Coca-Cola Enterprises Inc	2,684	77	Computers - 13.80%
Dr Pepper Snapple Group Inc	2,460	99	Accenture PLC - Class A	53,203	3,431
Monster Beverage Corp (a)	1,575	98	Apple Inc (a)	32,446	19,451
PepsiCo Inc	9,813	651	Cognizant Technology Solutions Corp (a)	37,952	2,920
		$ 1,848	Dell Inc (a)	8,654	144
			DST Systems Inc	55	3
Biotechnology - 2.31%			EMC Corp/MA (a)	83,455	2,494
Alexion Pharmaceuticals Inc (a)	9,785	908
			Fortinet Inc (a)	1,292	36
Biogen Idec Inc (a)	9,797	1,234
Celgene Corp (a)	20,857	1,617	International Business Machines Corp	8,709	1,817
			NCR Corp (a)	1,402	30
Gilead Sciences Inc (a)	39,308	1,920
			NetApp Inc (a)	95,078	4,257
Human Genome Sciences Inc (a)	30,800	254
			SanDisk Corp (a)	33,400	1,656
Illumina Inc (a)	1,385	73
			Teradata Corp (a)	1,066	73
Life Technologies Corp (a)	197	10
Myriad Genetics Inc (a)	992	24			$ 36,312
United Therapeutics Corp (a)	497	23	Consumer Products - 0.09%
		$ 6,063	Church & Dwight Co Inc	916	45
			Kimberly-Clark Corp	2,174	161
Chemicals - 1.98%			Tupperware Brands Corp	621	39
Air Products & Chemicals Inc	1,339	123
Airgas Inc	872	78			$ 245

See accompanying notes

70

Schedule of Investments
LargeCap Growth Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Cosmetics & Personal Care - 1.35%			Food - 0.49%
Colgate-Palmolive Co	3,428	$ 335	Campbell Soup Co	1,580	$ 53
Estee Lauder Cos Inc/The	50,801	3,147	ConAgra Foods Inc	464	12
Procter & Gamble Co/The	1,161	78	General Mills Inc	3,742	148
		$ 3,560	HJ Heinz Co	1,430	77
			Hormel Foods Corp	785	23
Distribution & Wholesale - 1.98%			Kellogg Co	1,751	94
Fastenal Co	16,707	904	Kroger Co/The	2,704	66
Fossil Inc (a)	31,336	4,135
Genuine Parts Co	462	29	Sara Lee Corp	3,052	66

LKQ Corp (a)	1,615	50	Sysco Corp	3,533	105
WESCO International Inc (a)	147	10	Whole Foods Market Inc	7,673	638
WW Grainger Inc	408	88			$ 1,282
		$ 5,216	Forest Products & Paper - 0.01%

Diversified Financial Services - 2.01%			International Paper Co	1,000	35
Affiliated Managers Group Inc (a)	401	45
American Express Co	4,525	262	Hand & Machine Tools - 0.01%
BlackRock Inc	463	95	Lincoln Electric Holdings Inc	558	25
CBOE Holdings Inc	567	16
Charles Schwab Corp/The	182,392	2,621	Healthcare - Products - 4.08%
Discover Financial Services	581	19	Baxter International Inc	19,858	1,188
Eaton Vance Corp	1,320	38	Becton Dickinson and Co	1,558	121
Franklin Resources Inc	15,287	1,895	CareFusion Corp (a)	749	19
IntercontinentalExchange Inc (a)	517	71
LPL Investment Holdings Inc	339	13	Covidien PLC	1,863	102

NASDAQ OMX Group Inc/The(a)	179	5	CR Bard Inc	933	92
			DENTSPLY International Inc	17,700	710
NYSE Euronext	824	25	Edwards Lifesciences Corp (a)	11,350	825
T Rowe Price Group Inc	1,827	119	Gen-Probe Inc (a)	506	34
TD Ameritrade Holding Corp	2,344	46	Henry Schein Inc (a)	526	40
Waddell & Reed Financial Inc	889	29	Hill-Rom Holdings Inc	550	18
		$ 5,299	IDEXX Laboratories Inc (a)	30,648	2,680
Electric - 0.02%			Intuitive Surgical Inc (a)	5,951	3,224
ITC Holdings Corp	565	44	Medtronic Inc	6,457	253
National Fuel Gas Co	130	6	Patterson Cos Inc	443	15
		$ 50	ResMed Inc (a)	1,648	51
			Sirona Dental Systems Inc (a)	600	31
Electrical Components & Equipment - 0.14%			St Jude Medical Inc	2,271	101
AMETEK Inc	1,893	92	Stryker Corp	20,134	1,117
Emerson Electric Co	5,402	282	Thoratec Corp (a)	633	21
		$ 374	Varian Medical Systems Inc (a)	1,302	90
Electronics - 2.57%					$ 10,732
Agilent Technologies Inc	2,198	98	Healthcare - Services - 2.90%
Amphenol Corp	60,525	3,617	AMERIGROUP Corp (a)	308	21
FLIR Systems Inc	1,775	45	Covance Inc (a)	44,812	2,134
Garmin Ltd	76	4	DaVita Inc (a)	38,656	3,486
Honeywell International Inc	5,656	345	Health Management Associates Inc (a)	2,548	17
Jabil Circuit Inc	1,714	43	Laboratory Corp of America Holdings (a)	1,127	103
Mettler-Toledo International Inc (a)	361	67	Lincare Holdings Inc	1,023	27
National Instruments Corp	85,882	2,449	Mednax Inc (a)	566	42
Thomas & Betts Corp (a)	82	6	Quest Diagnostics Inc	1,605	98
Waters Corp (a)	982	91	UnitedHealth Group Inc	28,300	1,668
		$ 6,765	Universal Health Services Inc	954	40
Engineering & Construction - 1.43%					$ 7,636
AECOM Technology Corp (a)	582	13	Home Furnishings - 0.03%
Chicago Bridge & Iron Co NV	621	27	Harman International Industries Inc	487	23
Fluor Corp	61,882	3,715	Tempur-Pedic International Inc (a)	731	61
KBR Inc	103	4			$ 84
		$ 3,759
			Housewares - 0.01%
Entertainment - 0.03%			Toro Co	328	23
Bally Technologies Inc (a)	472	22
Dolby Laboratories Inc (a)	554	21
International Game Technology	1,652	28	Insurance - 0.01%
		$ 71	Erie Indemnity Co	297	23

Environmental Control - 1.38%
Stericycle Inc (a)	43,074	3,603	Internet - 9.96%
			Amazon.com Inc (a)	17,983	3,641
Waste Connections Inc	1,084	35	Baidu Inc/China ADR(a)	15,700	2,289
		$ 3,638	eBay Inc (a)	30,757	1,135
			Expedia Inc	613	20

See accompanying notes

71

Schedule of Investments
LargeCap Growth Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet (continued)			Mining (continued)
F5 Networks Inc (a)	510	$ 69	Freeport-McMoRan Copper & Gold Inc	6,791	$ 258
Facebook Inc (a),(b),(c),(d)	16,669	519			$ 284
Facebook Inc - Class A (a),(b),(c),(e)	9,268	289
Google Inc (a)	16,541	10,607	Miscellaneous Manufacturing - 3.05%
Groupon Inc (a)	22,300	410	3M Co	4,456	398
Liberty Interactive Corp (a)	66,200	1,264	Cooper Industries PLC	1,270	81
LinkedIn Corp (a)	6,200	632	Danaher Corp	126,066	7,059
Netflix Inc (a)	5,823	670	Donaldson Co Inc	1,612	58
priceline.com Inc (a)	5,850	4,197	Dover Corp	1,037	65
Rackspace Hosting Inc (a)	1,145	66	Eaton Corp	1,455	73
Symantec Corp (a)	5,345	100	Illinois Tool Works Inc	2,994	171
TIBCO Software Inc (a)	1,788	55	Ingersoll-Rand PLC	1,777	73
Zynga Inc (a)	18,500	243	Parker Hannifin Corp	659	56
		$ 26,206			$ 8,034

Iron & Steel - 0.05%			Oil & Gas - 3.92%
Carpenter Technology Corp	495	26	Anadarko Petroleum Corp	890	70
Cliffs Natural Resources Inc	983	68	Apache Corp	786	79
			Atwood Oceanics Inc (a)	117	5
Steel Dynamics Inc	1,684	24
		$ 118	Canadian Natural Resources Ltd	74,095	2,458
			Chevron Corp	793	85
Leisure Products & Services - 0.74%			Cimarex Energy Co	18,800	1,419
Carnival Corp	56,200	1,803	Concho Resources Inc (a)	636	65
Harley-Davidson Inc	1,672	82	Denbury Resources Inc (a)	3,610	66
Polaris Industries Inc	698	50	Diamond Offshore Drilling Inc	359	24
		$ 1,935	EOG Resources Inc	13,777	1,530
			EQT Corp	559	27
Lodging - 1.47%			Exxon Mobil Corp	25,799	2,238
Las Vegas Sands Corp	33,993	1,957	Helmerich & Payne Inc	952	51
Marriott International Inc/DE	1,857	70	HollyFrontier Corp	2,147	69
Starwood Hotels & Resorts Worldwide Inc	32,519	1,835	Murphy Oil Corp	318	18
		$ 3,862	Noble Energy Inc	381	37
Machinery - Construction & Mining - 0.22%			Occidental Petroleum Corp	1,679	160
Caterpillar Inc	4,579	488	Patterson-UTI Energy Inc	184	3
Joy Global Inc	1,233	90	Pioneer Natural Resources Co	589	66
		$ 578	QEP Resources Inc	1,495	46
			Range Resources Corp	16,687	970
Machinery - Diversified - 1.46%			Southwestern Energy Co (a)	27,297	835
Cummins Inc	1,384	166			$ 10,321
Deere & Co	3,019	244
Flowserve Corp	571	66	Oil & Gas Services - 4.55%
Gardner Denver Inc	509	32	Baker Hughes Inc	2,036	86
IDEX Corp	800	34	Cameron International Corp (a)	1,128	60
Rockwell Automation Inc	912	73	Core Laboratories NV	21,322	2,805
Roper Industries Inc	31,864	3,160	FMC Technologies Inc (a)	59,801	3,016
Wabtec Corp/DE	520	39	Halliburton Co	6,396	212
Zebra Technologies Corp (a)	614	25	Oil States International Inc (a)	464	36
		$ 3,839	RPC Inc	691	7
			Schlumberger Ltd	81,601	5,706
Media - 0.53%			Superior Energy Services Inc (a)	1,815	48
CBS Corp	1,117	38			$ 11,976
Comcast Corp - Class A	8,514	256
DIRECTV (a)	5,049	249	Packaging & Containers - 0.07%
Discovery Communications Inc - A Shares (a)	1,983	100	Ball Corp	1,810	78
DISH Network Corp	1,620	53	Packaging Corp of America	1,084	32
John Wiley & Sons Inc	425	20	Rock-Tenn Co	746	50
Liberty Global Inc - A Shares (a)	1,720	86	Silgan Holdings Inc	556	25
McGraw-Hill Cos Inc/The	1,630	79			$ 185
Scripps Networks Interactive Inc	952	47	Pharmaceuticals - 5.39%
Sirius XM Radio Inc (a)	42,316	98
			Abbott Laboratories	10,274	630
Time Warner Cable Inc	2,274	185	Allergan Inc/United States	1,925	184
Viacom Inc	3,952	188	AmerisourceBergen Corp	1,942	77
		$ 1,399	Cardinal Health Inc	1,890	82
Metal Fabrication & Hardware - 0.72%			Eli Lilly & Co	2,410	97
Precision Castparts Corp	10,596	1,832	Endo Pharmaceuticals Holdings Inc (a)	1,256	49
Timken Co	830	42	Express Scripts Inc (a)	111,387	6,034
Valmont Industries Inc	229	27	Herbalife Ltd	1,403	97
		$ 1,901	Johnson & Johnson	3,936	260
			McKesson Corp	21,871	1,919
Mining - 0.11%			Mead Johnson Nutrition Co	41,734	3,442
Compass Minerals International Inc	364	26	Medco Health Solutions Inc (a)	2,849	200
			Perrigo Co	894	92

See accompanying notes

72

Schedule of Investments
LargeCap Growth Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			Semiconductors (continued)
Sanofi-Aventis SA - Rights (a)	1,387	$ 2	Avago Technologies Ltd	2,062	$ 80
SXC Health Solutions Corp (a)	674	51	Broadcom Corp (a)	49,942	1,963
Valeant Pharmaceuticals International Inc (a)	15,800	848	Cypress Semiconductor Corp (a)	1,799	28
Warner Chilcott PLC (a)	1,668	28	KLA-Tencor Corp	1,399	76
Watson Pharmaceuticals Inc (a)	1,286	86	Lam Research Corp (a)	1,303	58
		$ 14,178	LSI Corp (a)	1,972	17
			Maxim Integrated Products Inc	3,477	99
Pipelines - 0.05%			NVIDIA Corp (a)	6,753	104
El Paso Corp	4,550	134	ON Semiconductor Corp (a)	5,004	45
			QLogic Corp (a)	1,089	19
REITS - 0.41%			Qualcomm Inc	114,366	7,780
American Tower Corp	2,702	170	Texas Instruments Inc	5,283	178
Apartment Investment & Management Co	868	23	Xilinx Inc	1,904	69
Boston Properties Inc	813	85			$ 11,923
Camden Property Trust	537	35	Software - 6.59%

Digital Realty Trust Inc	1,184	88	Adobe Systems Inc (a)	3,186	109
Equity Residential	193	12	Akamai Technologies Inc (a)	13,700	503
Essex Property Trust Inc	196	30	Allscripts Healthcare Solutions Inc (a)	1,725	29
Federal Realty Investment Trust	507	49	ANSYS Inc (a)	38,237	2,486
Macerich Co/The	495	29	Autodesk Inc (a)	20,586	871
Public Storage	903	125	BMC Software Inc (a)	1,896	76
Rayonier Inc	1,311	58	Cerner Corp (a)	874	67
Simon Property Group Inc	1,706	248	Citrix Systems Inc (a)	31,420	2,480
UDR Inc	142	4	Dun &Bradstreet Corp/The	521	44

Ventas Inc	1,731	99	Fiserv Inc (a)	1,240	86
Vornado Realty Trust	218	18	Informatica Corp (a)	18,890	999
		$ 1,073	Intuit Inc	2,165	130
Retail - 4.37%			Microsoft Corp	53,363	1,721
Advance Auto Parts Inc	780	69	Nuance Communications Inc (a)	41,300	1,056
AutoZone Inc (a)	188	70	Oracle Corp	27,207	793
Bed Bath & Beyond Inc (a)	1,793	118	Red Hat Inc (a)	20,581	1,233
Big Lots Inc (a)	279	12	Salesforce.com Inc (a)	29,402	4,543
Brinker International Inc	903	25	VMware Inc (a)	997	112
Chipotle Mexican Grill Inc (a)	3,214	1,343			$ 17,338
Copart Inc (a)	1,218	32
			Telecommunications - 2.32%
Costco Wholesale Corp	38,226	3,471	Crown Castle International Corp (a)	50,427	2,690
Dick's Sporting Goods Inc	951	46
Dollar General Corp (a)	1,068	49	Harris Corp	369	16
			Juniper Networks Inc (a)	131,352	3,005
Dollar Tree Inc (a)	860	81
			MetroPCS Communications Inc (a)	2,994	27
DSW Inc	215	12	NeuStar Inc (a)	777	29
Family Dollar Stores Inc	1,302	82	NII Holdings Inc (a)	1,406	26
Guess? Inc	729	23	SBA Communications Corp (a)	1,259	64
Home Depot Inc/The	6,777	341	tw telecom inc (a)	1,449	32
Kohl's Corp	1,626	81	Verizon Communications Inc	4,475	171
Ltd Brands Inc	1,645	79
Macy's Inc	465	18	Windstream Corp	3,052	36
McDonald's Corp	7,424	728			$ 6,096
Nordstrom Inc	1,806	101	Toys, Games & Hobbies - 0.04%
O'Reilly Automotive Inc (a)	970	89	Mattel Inc	2,815	95
Panera Bread Co (a)	290	47
PetSmart Inc	1,258	72
Ross Stores Inc	1,644	95	Transportation - 1.68%
Sally Beauty Holdings Inc (a)	948	23	CH Robinson Worldwide Inc	1,046	69
Starbucks Corp	50,271	2,810	CSX Corp	7,926	171
Target Corp	405	24	Expeditors International of Washington Inc	1,342	62
TJX Cos Inc	5,558	221	FedEx Corp	193	18
Tractor Supply Co	2,050	186	Landstar System Inc	513	30
Ulta Salon Cosmetics & Fragrance Inc	488	45	Union Pacific Corp	17,441	1,874
Walgreen Co	6,386	214	United Parcel Service Inc	27,344	2,207
Wal-Mart Stores Inc	10,484	642			$ 4,431
Williams-Sonoma Inc	590	22	TOTAL COMMON STOCKS		$ 256,686
Yum! Brands Inc	3,273	233		Maturity
		$ 11,504	REPURCHASE AGREEMENTS - 2.07%	Amount (000's)	Value (000's)

Semiconductors - 4.53%			Banks - 2.07%
Advanced Micro Devices Inc (a)	6,629	53	Investment in Joint Trading Account; Credit	$ 953	$ 953
Altera Corp	2,310	92	Suisse Repurchase Agreement; 0.07%
Analog Devices Inc	2,105	85	dated 03/30/12 maturing 04/02/12
Applied Materials Inc	848	11	(collateralized by US Government
Atmel Corp (a)	118,221	1,166	Securities; $972,550; 4.25% - 8.75%; dated
			08/15/20 - 08/15/39)

See accompanying notes

73

		Schedule of Investments
		LargeCap Growth Account I
		March 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	525	$ 525
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $535,607;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	1,105	1,106
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,127,595; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	967	968
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $986,645; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	1,894	1,894
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,932,183; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 5,446
TOTAL REPURCHASE AGREEMENTS		$ 5,446
Total Investments		$ 262,132
Other Assets in Excess of Liabilities, Net - 0.38%		$ 997
TOTAL NET ASSETS - 100.00%		$ 263,129

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $808 or 0.31% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $519 or 0.20% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $417.
(e)	Restricted Security. At the end of the period, the value of this security totaled $289 or 0.11% of net assets. The security was purchased August 15, 2011 - December 30, 2011 at a total cost of $280.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 71,517
Unrealized Depreciation	(4,710)
Net Unrealized Appreciation (Depreciation)	$ 66,807
Cost for federal income tax purposes	$ 195,325

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Technology	24.92%
Consumer, Non-cyclical	21.17%
Industrial	14.05%
Communications	12.85%
Consumer, Cyclical	10.57%
Energy	8.93%
Financial	4.96%
Basic Materials	2.15%
Utilities	0.02%
Other Assets in Excess of Liabilities, Net	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes

74

Schedule of Investments
LargeCap Growth Account I
March 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	96 $	6,567	$ 6,735	$ 168
Total					$ 168
All dollar amounts are shown in thousands (000's)

See accompanying notes

75

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2012 (unaudited)

COMMON STOCKS - 95.69%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc/The	23,608	$ 270	Coca-Cola Co/The	119,769	$ 8,864
Omnicom Group Inc	14,437	731	Coca-Cola Enterprises Inc	15,893	455
		$ 1,001	Constellation Brands Inc (a)	9,088	214
			Dr Pepper Snapple Group Inc	11,223	451
Aerospace & Defense - 1.85%			Molson Coors Brewing Co	8,311	376
Boeing Co/The	39,464	2,935	PepsiCo Inc	83,118	5,515
General Dynamics Corp	18,883	1,386			$ 16,799
Goodrich Corp	6,657	835
L-3 Communications Holdings Inc	5,238	371	Biotechnology - 1.23%
Lockheed Martin Corp	14,108	1,268	Amgen Inc	41,883	2,848
Northrop Grumman Corp	13,369	816	Biogen Idec Inc (a)	12,633	1,591
Raytheon Co	17,986	949	Celgene Corp (a)	23,222	1,800
Rockwell Collins Inc	7,865	453	Gilead Sciences Inc (a)	40,077	1,958
United Technologies Corp	48,166	3,995	Life Technologies Corp (a)	9,434	460
		$ 13,008			$ 8,657

Agriculture - 2.01%			Building Materials - 0.04%
Altria Group Inc	108,257	3,342	Masco Corp	18,908	253
Archer-Daniels-Midland Co	35,014	1,109
Lorillard Inc	6,985	904
Philip Morris International Inc	91,122	8,074	Chemicals - 2.19%
			Air Products & Chemicals Inc	11,145	1,023
Reynolds American Inc	17,684	733	Airgas Inc	3,637	324
		$ 14,162	CF Industries Holdings Inc	3,465	633
Airlines - 0.05%			Dow Chemical Co/The	62,730	2,173
Southwest Airlines Co	40,902	337	Eastman Chemical Co	7,249	375
			Ecolab Inc	15,414	951
			EI du Pont de Nemours & Co	49,335	2,610
Apparel - 0.65%			FMC Corp	3,696	391
Coach Inc	15,229	1,177	International Flavors & Fragrances Inc	4,283	251
Nike Inc	19,429	2,107	Monsanto Co	28,334	2,260
Ralph Lauren Corp	3,420	596	Mosaic Co/The	15,759	871
VF Corp	4,624	675	PPG Industries Inc	8,044	771
		$ 4,555	Praxair Inc	15,792	1,810
Automobile Manufacturers - 0.48%			Sherwin-Williams Co/The	4,575	497
Ford Motor Co	201,136	2,512	Sigma-Aldrich Corp	6,389	467
PACCAR Inc	18,886	885			$ 15,407
		$ 3,397	Coal - 0.14%
Automobile Parts & Equipment - 0.26%			Alpha Natural Resources Inc (a)	11,643	177
BorgWarner Inc (a)	5,776	487	Consol Energy Inc	12,018	410
Goodyear Tire & Rubber Co/The (a)	12,942	145	Peabody Energy Corp	14,408	417
Johnson Controls Inc	36,026	1,170			$ 1,004
		$ 1,802	Commercial Services - 1.50%
Banks - 7.06%			Apollo Group Inc (a)	5,952	230
Bank of America Corp	567,958	5,435	Automatic Data Processing Inc	25,961	1,433
Bank of New York Mellon Corp/The	63,758	1,538	DeVry Inc	3,161	107
BB&T Corp	36,897	1,158	Equifax Inc	6,342	281
Capital One Financial Corp	29,288	1,633	H&R Block Inc	15,500	255
Citigroup Inc	154,985	5,665	Iron Mountain Inc	9,054	261
Comerica Inc	10,458	338	Mastercard Inc	5,624	2,365
Fifth Third Bancorp	48,680	684	Moody's Corp	10,380	437
First Horizon National Corp	13,568	141	Paychex Inc	17,070	529
Goldman Sachs Group Inc/The	26,190	3,257	Quanta Services Inc (a)	11,184	234
Huntington Bancshares Inc/OH	45,743	295	Robert Half International Inc	7,522	228
JP Morgan Chase & Co	202,016	9,289	RR Donnelley & Sons Co	9,446	117
KeyCorp	50,433	429	SAIC Inc	14,626	193
M&T Bank Corp	6,689	581	Total System Services Inc	8,496	196
Morgan Stanley	80,626	1,584	Visa Inc	26,325	3,106
Northern Trust Corp	12,760	605	Western Union Co/The	32,828	578
PNC Financial Services Group Inc	27,919	1,801			$ 10,550
Regions Financial Corp	74,720	492	Computers - 7.94%
State Street Corp	25,817	1,175	Accenture PLC - Class A	34,250	2,209
SunTrust Banks Inc	28,172	681	Apple Inc (a)	49,341	29,578
US Bancorp	101,126	3,204	Cognizant Technology Solutions Corp (a)	16,055	1,235
Wells Fargo & Co	279,060	9,527	Computer Sciences Corp	8,207	246
Zions Bancorporation	9,745	209	Dell Inc (a)	80,811	1,342
		$ 49,721	EMC Corp/MA (a)	108,649	3,246
Beverages - 2.39%			Hewlett-Packard Co	104,587	2,492
Beam Inc	8,294	486	International Business Machines Corp	61,316	12,794
Brown-Forman Corp	5,257	438	Lexmark International Inc	3,749	125

See accompanying notes

76

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electric (continued)
NetApp Inc (a)	19,209	$ 860	Xcel Energy Inc	25,763	$ 682
SanDisk Corp (a)	12,828	636			$ 20,436
Teradata Corp (a)	8,859	604
Western Digital Corp (a)	12,380	512	Electrical Components & Equipment - 0.32%
		$ 55,879	Emerson Electric Co	38,866	2,028
			Molex Inc	7,267	204
Consumer Products - 0.31%					$ 2,232
Avery Dennison Corp	5,631	170
Clorox Co/The	6,869	472	Electronics - 1.16%
Kimberly-Clark Corp	20,834	1,539	Agilent Technologies Inc	18,396	819
		$ 2,181	Amphenol Corp	8,644	517
			FLIR Systems Inc	8,152	206
Cosmetics & Personal Care - 1.91%			Honeywell International Inc	41,032	2,505
Avon Products Inc	22,806	441	Jabil Circuit Inc	9,757	245
Colgate-Palmolive Co	25,379	2,482	PerkinElmer Inc	6,005	166
Estee Lauder Cos Inc/The	11,900	737	TE Connectivity Ltd	22,553	829
Procter & Gamble Co/The (b)	145,763	9,797	Thermo Fisher Scientific Inc	19,361	1,091
		$ 13,457	Tyco International Ltd	24,394	1,370
			Waters Corp (a)	4,713	437
Distribution & Wholesale - 0.29%					$ 8,185
Fastenal Co	15,626	845
Genuine Parts Co	8,243	517	Engineering & Construction - 0.12%
WW Grainger Inc	3,228	694	Fluor Corp	8,944	537
		$ 2,056	Jacobs Engineering Group Inc (a)	6,800	302

Diversified Financial Services - 1.71%					$ 839
American Express Co	53,705	3,107	Entertainment - 0.04%
Ameriprise Financial Inc	11,743	671	International Game Technology	15,744	264
BlackRock Inc	5,312	1,088
Charles Schwab Corp/The	57,187	822
CME Group Inc	3,516	1,017	Environmental Control - 0.25%
			Republic Services Inc	16,647	509
Discover Financial Services	28,048	935	Stericycle Inc (a)	4,486	375
E*Trade Financial Corp (a)	13,438	147
Federated Investors Inc	4,887	110	Waste Management Inc	24,416	853
Franklin Resources Inc	7,542	935			$ 1,737
IntercontinentalExchange Inc (a)	3,841	528	Food - 1.82%
Invesco Ltd	23,611	630	Campbell Soup Co	9,445	320
Legg Mason Inc	6,581	184	ConAgra Foods Inc	21,834	573
NASDAQ OMX Group Inc/The (a)	6,606	171	Dean Foods Co (a)	9,750	118
NYSE Euronext	13,669	410	General Mills Inc	34,115	1,346
SLM Corp	26,953	425	Hershey Co/The	8,115	498
T Rowe Price Group Inc	13,414	876	HJ Heinz Co	16,929	907
		$ 12,056	Hormel Foods Corp	7,266	214
Electric - 2.90%			JM Smucker Co/The	5,999	488
AES Corp/The (a)	34,047	445	Kellogg Co	13,042	699
			Kraft Foods Inc	93,575	3,557
Ameren Corp	12,840	418	Kroger Co/The	30,417	737
American Electric Power Co Inc	25,583	987
CMS Energy Corp	13,615	300	McCormick & Co Inc/MD	7,041	383
			Safeway Inc	14,183	287
Consolidated Edison Inc	15,499	906	Sara Lee Corp	31,307	674
Dominion Resources Inc/VA	30,171	1,545
DTE Energy Co	8,965	493	SUPERVALU Inc	11,233	64
			Sysco Corp	30,935	924
Duke Energy Corp	70,692	1,485	Tyson Foods Inc	15,425	295
Edison International	17,242	733
Entergy Corp	9,347	628	Whole Foods Market Inc	8,589	715
Exelon Corp	45,041	1,766			$ 12,799
FirstEnergy Corp	22,132	1,009	Forest Products & Paper - 0.16%
Integrys Energy Group Inc	4,143	220	International Paper Co	23,131	812
NextEra Energy Inc	22,026	1,345	MeadWestvaco Corp	9,047	286
Northeast Utilities	9,378	348			$ 1,098
NRG Energy Inc (a)	12,049	189
Pepco Holdings Inc	12,045	228	Gas - 0.26%
PG&E Corp	21,808	947	AGL Resources Inc	6,197	243
Pinnacle West Capital Corp	5,782	277	CenterPoint Energy Inc	22,548	445
PPL Corp	30,653	866	NiSource Inc	14,933	364
Progress Energy Inc	15,623	830	Sempra Energy	12,732	763
Public Service Enterprise Group Inc	26,780	820			$ 1,815
SCANA Corp	6,137	280	Hand & Machine Tools - 0.12%
Southern Co/The	45,859	2,060	Snap-on Inc	3,090	188
TECO Energy Inc	11,420	200	Stanley Black & Decker Inc	8,973	691
Wisconsin Energy Corp	12,196	429			$ 879

See accompanying notes

77

Schedule of Investments LargeCap S&P 500 Index Account March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products - 1.77%				Internet - 2.83%
Baxter International Inc	29,654	$ 1,773		Amazon.com Inc (a)	19,266	$ 3,901
Becton Dickinson and Co	11,119	863		eBay Inc (a)	60,612	2,236
Boston Scientific Corp (a)	76,805	459		Expedia Inc	5,021	168
CareFusion Corp (a)	11,894	308		F5 Networks Inc (a)	4,191	566
Covidien PLC	25,578	1,399		Google Inc (a)	13,421	8,606
CR Bard Inc	4,448	439		Netflix Inc (a)	2,933	337
DENTSPLY International Inc	7,517	302		priceline.com Inc (a)	2,635	1,891
Edwards Lifesciences Corp (a)	6,085	443		Symantec Corp (a)	38,602	722
Hospira Inc (a)	8,718	326		TripAdvisor Inc (a)	5,015	179
Intuitive Surgical Inc (a)	2,080	1,127		VeriSign Inc	8,442	324
Medtronic Inc	55,068	2,158		Yahoo! Inc (a)	64,232	977
Patterson Cos Inc	4,633	155				$ 19,907
St Jude Medical Inc	16,959	751
Stryker Corp	17,139	951		Iron & Steel - 0.24%
Varian Medical Systems Inc (a)	5,979	412		Allegheny Technologies Inc	5,647	232
Zimmer Holdings Inc	9,426	606		Cliffs Natural Resources Inc	7,515	521
		$ 12,472		Nucor Corp	16,770	720
				United States Steel Corp	7,621	224
Healthcare - Services - 1.26%						$ 1,697
Aetna Inc	18,543	930
Cigna Corp	15,162	747		Leisure Products & Services - 0.19%
Coventry Health Care Inc	7,472	266		Carnival Corp	23,969	769
DaVita Inc (a)	4,959	447		Harley-Davidson Inc	12,095	594
Humana Inc	8,682	803				$ 1,363
Laboratory Corp of America Holdings (a)	5,144	471		Lodging - 0.28%
Quest Diagnostics Inc	8,379	512		Marriott International Inc/DE	14,135	535
Tenet Healthcare Corp (a)	21,697	115		Starwood Hotels & Resorts Worldwide Inc	10,378	586
UnitedHealth Group Inc	55,300	3,260		Wyndham Worldwide Corp	7,724	359
WellPoint Inc	17,715	1,307		Wynn Resorts Ltd	4,203	525
		$ 8,858				$ 2,005

Holding Companies - Diversified - 0.04%				Machinery - Construction & Mining - 0.58%
Leucadia National Corp	10,484	274		Caterpillar Inc	34,267	3,650
				Joy Global Inc	5,600	412
Home Builders - 0.09%						$ 4,062
DR Horton Inc	14,756	224		Machinery - Diversified - 0.66%
Lennar Corp	8,589	233		Cummins Inc	10,157	1,219
Pulte Group Inc (a)	17,818	158
				Deere & Co	21,265	1,720
		$ 615		Flowserve Corp	2,884	333
Home Furnishings - 0.07%				Rockwell Automation Inc	7,535	601
Harman International Industries Inc	3,714	174		Roper Industries Inc	5,128	509
Whirlpool Corp	4,054	311		Xylem Inc/NY	9,776	271
		$ 485				$ 4,653

Housewares - 0.04%				Media - 2.89%
Newell Rubbermaid Inc	15,262	272		Cablevision Systems Corp	11,468	168
				CBS Corp	34,350	1,165
				Comcast Corp - Class A	142,698	4,282
Insurance - 3.33%				DIRECTV (a)	35,788	1,766
ACE Ltd	17,842	1,306		Discovery Communications Inc - A Shares (a)	13,681	692
Aflac Inc	24,719	1,137		Gannett Co Inc	12,539	192
Allstate Corp/The	26,370	868		McGraw-Hill Cos Inc/The	14,712	713
American International Group Inc (a)	28,472	878		News Corp - Class A	113,907	2,243
Aon Corp	17,208	844		Scripps Networks Interactive Inc	5,052	246
Assurant Inc	4,631	188		Time Warner Cable Inc	16,621	1,355
Berkshire Hathaway Inc - Class B (a)	93,044	7,551		Time Warner Inc	51,314	1,937
Chubb Corp/The	14,348	992		Viacom Inc	28,585	1,357
Cincinnati Financial Corp	8,588	296		Walt Disney Co/The	94,852	4,153
Genworth Financial Inc (a)	26,004	216		Washington Post Co/The	254	95
Hartford Financial Services Group Inc	23,297	491				$ 20,364
Lincoln National Corp	15,417	406
Loews Corp	16,169	645		Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	28,758	943		Precision Castparts Corp	7,682	1,328
MetLife Inc	56,113	2,096
Progressive Corp/The	32,361	750		Mining - 0.59%
Prudential Financial Inc	24,872	1,577		Alcoa Inc	56,418	566
Torchmark Corp	5,302	264		Freeport-McMoRan Copper & Gold Inc	50,162	1,908
Travelers Cos Inc/The	20,801	1,231		Newmont Mining Corp	26,199	1,343
Unum Group	15,379	377		Titanium Metals Corp	4,357	59
XL Group PLC	16,705	362		Vulcan Materials Co	6,840	292
		$ 23,418				$ 4,168
See accompanying notes			78

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Miscellaneous Manufacturing - 3.12%			Pharmaceuticals (continued)
3M Co	36,755	$ 3,279	Bristol-Myers Squibb Co	89,335	$ 3,015
Cooper Industries PLC	8,388	536	Cardinal Health Inc	18,294	789
Danaher Corp	30,276	1,695	Eli Lilly & Co	54,040	2,176
Dover Corp	9,719	612	Express Scripts Inc (a)	25,654	1,390
Eaton Corp	17,712	883	Forest Laboratories Inc (a)	14,052	487
General Electric Co	559,960	11,238	Johnson & Johnson	145,270	9,582
Illinois Tool Works Inc	25,601	1,462	McKesson Corp	13,024	1,143
Ingersoll-Rand PLC	15,737	651	Mead Johnson Nutrition Co	10,778	889
Leggett & Platt Inc	7,410	171	Medco Health Solutions Inc (a)	20,540	1,444
Pall Corp	6,108	364	Merck & Co Inc	161,089	6,186
Parker Hannifin Corp	7,986	675	Mylan Inc/PA (a)	22,593	530
Textron Inc	14,799	412	Perrigo Co	4,938	510
		$ 21,978	Pfizer Inc (b)	398,939	9,040
			Watson Pharmaceuticals Inc (a)	6,730	451
Office & Business Equipment - 0.11%					$ 44,811
Pitney Bowes Inc	10,573	186
Xerox Corp	70,483	569	Pipelines - 0.53%
		$ 755	El Paso Corp	40,900	1,209
			ONEOK Inc	5,498	449
Oil & Gas - 8.64%			Spectra Energy Corp	34,459	1,087
Anadarko Petroleum Corp	26,377	2,066	Williams Cos Inc/The	31,338	965
Apache Corp	20,338	2,043			$ 3,710
Cabot Oil & Gas Corp	11,104	346
Chesapeake Energy Corp	35,059	812	Publicly Traded Investment Fund - 0.03%
Chevron Corp	104,621	11,220	iShares S&P 500 Index Fund/US	1,560	220
ConocoPhillips	67,721	5,147
Denbury Resources Inc (a)	20,654	377
			Real Estate - 0.05%
Devon Energy Corp	21,385	1,521	CBRE Group Inc (a)	17,355	346
Diamond Offshore Drilling Inc	3,679	246
EOG Resources Inc	14,240	1,582
EQT Corp	7,911	381	REITS - 1.91%
Exxon Mobil Corp (b)	249,424	21,633	American Tower Corp	20,835	1,313
Helmerich & Payne Inc	5,683	307	Apartment Investment & Management Co	6,411	169
Hess Corp	16,012	944	AvalonBay Communities Inc	5,038	712
Marathon Oil Corp	37,252	1,181	Boston Properties Inc	7,847	824
Marathon Petroleum Corp	18,396	798	Equity Residential	15,889	995
Murphy Oil Corp	10,260	577	HCP Inc	21,672	855
Nabors Industries Ltd (a)	15,277	267	Health Care REIT Inc	11,128	612
Newfield Exploration Co (a)	7,011	243	Host Hotels & Resorts Inc	37,444	615
Noble Corp (a)	13,345	500	Kimco Realty Corp	21,537	415
Noble Energy Inc	9,364	916	Plum Creek Timber Co Inc	8,542	355
Occidental Petroleum Corp	42,921	4,087	ProLogis Inc	24,289	875
Pioneer Natural Resources Co	6,523	728	Public Storage	7,524	1,039
QEP Resources Inc	9,393	286	Simon Property Group Inc	16,207	2,361
Range Resources Corp	8,353	486	Ventas Inc	15,289	873
Rowan Cos Inc (a)	6,540	215	Vornado Realty Trust	9,794	825
Southwestern Energy Co (a)	18,471	565	Weyerhaeuser Co	28,392	622
Sunoco Inc	5,653	216			$ 13,460
Tesoro Corp (a)	7,357	197
Valero Energy Corp	29,374	757	Retail - 6.01%
WPX Energy Inc (a)	10,511	189	Abercrombie & Fitch Co	4,532	225
			AutoNation Inc (a)	2,374	81
		$ 60,833	AutoZone Inc (a)	1,443	537
Oil & Gas Services - 1.51%			Bed Bath & Beyond Inc (a)	12,529	824
Baker Hughes Inc	23,156	971	Best Buy Co Inc	15,016	356
Cameron International Corp (a)	13,028	688	Big Lots Inc (a)	3,472	149
FMC Technologies Inc (a)	12,652	638	CarMax Inc (a)	11,991	416
Halliburton Co	48,844	1,621	Chipotle Mexican Grill Inc (a)	1,654	691
National Oilwell Varco Inc	22,450	1,784	Costco Wholesale Corp	23,016	2,090
Schlumberger Ltd	70,583	4,936	CVS Caremark Corp	68,922	3,088
		$ 10,638	Darden Restaurants Inc	6,797	348
			Dollar Tree Inc (a)	6,299	595
Packaging & Containers - 0.13%			Family Dollar Stores Inc	6,232	394
Ball Corp	8,262	355	GameStop Corp	7,220	158
Bemis Co Inc	5,456	176	Gap Inc/The	17,572	459
Owens-Illinois Inc (a)	8,701	203
			Home Depot Inc/The	81,580	4,104
Sealed Air Corp	10,164	196	JC Penney Co Inc	7,655	271
		$ 930	Kohl's Corp	13,412	671
Pharmaceuticals - 6.37%			Lowe's Cos Inc	65,674	2,061
Abbott Laboratories	83,209	5,100	Ltd Brands Inc	13,017	625
Allergan Inc/United States	16,111	1,538	Macy's Inc	21,919	871
AmerisourceBergen Corp	13,645	541	McDonald's Corp	53,902	5,288

See accompanying notes

79

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Nordstrom Inc	8,459	$ 471	Motorola Solutions Inc	15,571	$ 792
O'Reilly Automotive Inc (a)	6,738	616	Sprint Nextel Corp (a)	158,622	452
Ross Stores Inc	12,100	703	Verizon Communications Inc	150,056	5,737
Sears Holdings Corp (a)	2,025	134	Windstream Corp	31,036	364
Staples Inc	36,732	594			$ 28,271
Starbucks Corp	39,870	2,228
Target Corp	35,541	2,071	Textiles - 0.03%
Tiffany & Co	6,719	465	Cintas Corp	5,836	228
TJX Cos Inc	39,917	1,585
Urban Outfitters Inc (a)	5,876	171	Toys, Games & Hobbies - 0.12%
Walgreen Co	46,226	1,548	Hasbro Inc	6,127	225
Wal-Mart Stores Inc	92,430	5,657	Mattel Inc	17,940	604
Yum! Brands Inc	24,365	1,734			$ 829
		$ 42,279
			Transportation - 1.70%
Savings & Loans - 0.06%			CH Robinson Worldwide Inc	8,644	566
Hudson City Bancorp Inc	27,919	204	CSX Corp	55,686	1,198
People's United Financial Inc	19,008	252	Expeditors International of Washington Inc	11,223	522
		$ 456	FedEx Corp	16,642	1,531
			Norfolk Southern Corp	17,471	1,150

Semiconductors - 3.18%			Ryder System Inc	2,708	143
Advanced Micro Devices Inc (a)	31,050	249
Altera Corp	17,060	679	Union Pacific Corp	25,405	2,731
Analog Devices Inc	15,761	637	United Parcel Service Inc	50,735	4,095
Applied Materials Inc	68,326	850			$ 11,936
Broadcom Corp (a)	25,957	1,020	TOTAL COMMON STOCKS		$ 673,434
First Solar Inc (a)	3,112	78		Maturity
Intel Corp	264,388	7,432	REPURCHASE AGREEMENTS - 4.04%	Amount (000's)	Value (000's)
KLA-Tencor Corp	8,824	480	Banks - 4.04%
Linear Technology Corp	12,118	408	Investment in Joint Trading Account; Credit	$ 4,979	$ 4,979
LSI Corp (a)	29,994	260	Suisse Repurchase Agreement; 0.07%
Microchip Technology Inc	10,164	378	dated 03/30/12 maturing 04/02/12
Micron Technology Inc (a)	52,275	423	(collateralized by US Government
Novellus Systems Inc (a)	3,738	187	Securities; $5,078,184; 4.25% - 8.75%;
NVIDIA Corp (a)	32,316	497	dated 08/15/20 - 08/15/39)
Qualcomm Inc	89,510	6,089	Investment in Joint Trading Account; Deutsche	2,742	2,742
Teradyne Inc (a)	9,867	167	Bank Repurchase Agreement; 0.10% dated
Texas Instruments Inc	60,592	2,037	03/30/12 maturing 04/02/12 (collateralized
Xilinx Inc	13,856	505	by US Government Securities; $2,796,681;
		$ 22,376	0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Software - 3.82%			Investment in Joint Trading Account; JP	5,772	5,772
Adobe Systems Inc (a)	26,132	897	Morgan Repurchase Agreement; 0.04%
Akamai Technologies Inc (a)	9,409	345	dated 03/30/12 maturing 04/02/12
Autodesk Inc (a)	11,955	506	(collateralized by US Government
BMC Software Inc (a)	8,691	349	Securities; $5,887,750; 0.00% - 10.35%;
CA Inc	19,275	531	dated 10/15/12 - 04/15/30)
Cerner Corp (a)	7,722	588	Investment in Joint Trading Account; JP	5,051	5,051
Citrix Systems Inc (a)	9,821	775	Morgan Repurchase Agreement; 0.05%
Dun & Bradstreet Corp/The	2,525	214	dated 03/30/12 maturing 04/02/12
Electronic Arts Inc (a)	17,537	289	(collateralized by US Government
Fidelity National Information Services Inc	12,411	411	Securities; $5,151,781; 0.00% - 6.47%;
Fiserv Inc (a)	7,334	509	dated 04/02/12 - 10/03/31)
Intuit Inc	15,607	939	Investment in Joint Trading Account; Merrill	9,891	9,891
Microsoft Corp	395,195	12,745	Lynch Repurchase Agreement; 0.02%
Oracle Corp	207,454	6,049	dated 03/30/12 maturing 04/02/12
Red Hat Inc (a)	10,221	612	(collateralized by US Government
Salesforce.com Inc (a)	7,197	1,112	Securities; $10,088,925; 0.00% - 8.13%;
		$ 26,871	dated 05/01/12 - 09/15/39)
					$ 28,435
Telecommunications - 4.02%			TOTAL REPURCHASE AGREEMENTS		$ 28,435
AT&T Inc	313,750	9,798	Total Investments		$ 701,869
CenturyLink Inc	32,791	1,267	Other Assets in Excess of Liabilities, Net - 0.27%		$ 1,910
Cisco Systems Inc	285,024	6,028	TOTAL NET ASSETS - 100.00%		$ 703,779
Corning Inc	80,538	1,134
Crown Castle International Corp (a)	13,249	707
Frontier Communications Corp	52,658	220	(a) Non-Income Producing Security
Harris Corp	6,026	272	(b)	Security or a portion of the security was pledged to cover margin
JDS Uniphase Corp (a)	12,163	176	requirements for futures contracts. At the end of the period, the value of
Juniper Networks Inc (a)	27,856	637	these securities totaled $3,316 or 0.47% of net assets.
MetroPCS Communications Inc (a)	15,539	140
Motorola Mobility Holdings Inc (a)	13,949	547

See accompanying notes

80

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 124,206
Unrealized Depreciation		(28,504)
Net Unrealized Appreciation (Depreciation)	$ 95,702
Cost for federal income tax purposes	$ 606,167

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20.57%
Financial		18.16%
Technology		15.05%
Energy		10.82%
Industrial		10.24%
Communications		9.88%
Consumer, Cyclical		8.60%
Basic Materials		3.18%
Utilities		3.16%
Diversified		0.04%
Exchange Traded Funds		0.03%
Other Assets in Excess of Liabilities, Net		0.27%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	406	$ 28,178	$ 28,485	$ 307
Total					$ 307

All dollar amounts are shown in thousands (000's)

See accompanying notes

81

Schedule of Investments LargeCap Value Account March 31, 2012 (unaudited)

COMMON STOCKS - 97.84%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 4.05%				Forest Products & Paper - 1.20%
General Dynamics Corp	51,063	$ 3,747		International Paper Co	75,636	$ 2,655
Lockheed Martin Corp	30,379	2,730

United Technologies Corp	30,040	2,491		Healthcare - Services - 4.38%
		$ 8,968		Aetna Inc	40,083	2,010
Agriculture - 1.07%				Humana Inc	30,376	2,809
Philip Morris International Inc	26,598	2,357		UnitedHealth Group Inc	82,704	4,875
						$ 9,694

Banks - 12.86%				Insurance - 6.15%
Citigroup Inc	90,796	3,319		ACE Ltd	46,315	3,390
Fifth Third Bancorp	175,648	2,468		Aflac Inc	37,056	1,704
JP Morgan Chase & Co	151,712	6,976		Assured Guaranty Ltd	48,896	808
KeyCorp	253,930	2,158		Berkshire Hathaway Inc - Class B (a)	13,799	1,120
US Bancorp	169,987	5,385		Protective Life Corp	32,003	948
Wells Fargo & Co	238,029	8,126		Prudential Financial Inc	39,521	2,505
		$ 28,432		Reinsurance Group of America Inc	28,441	1,692
Beverages - 0.86%				Torchmark Corp	28,726	1,432

Constellation Brands Inc (a)	81,031	1,912				$ 13,599
				Internet - 1.43%

Biotechnology - 1.28%				IAC/InterActiveCorp	64,594	3,171
Amgen Inc	41,591	2,828
				Investment Companies - 0.42%

Chemicals - 1.92%				Ares Capital Corp	57,431	939
CF Industries Holdings Inc	14,809	2,705
LyondellBasell Industries NV	35,300	1,541		Media - 4.85%
		$ 4,246		CBS Corp	82,684	2,804
				Comcast Corp - Class A	185,898	5,579
Commercial Services - 0.63%				News Corp - Class A	118,586	2,335
Towers Watson & Co	21,160	1,398				$ 10,718

				Mining - 0.42%
Computers - 3.35%				Freeport-McMoRan Copper & Gold Inc	24,197	921
Accenture PLC - Class A	22,577	1,456
Apple Inc (a)	6,479	3,884
Western Digital Corp (a)	49,847	2,063		Miscellaneous Manufacturing - 1.22%
		$ 7,403		General Electric Co (b)	134,087	2,691

Cosmetics & Personal Care - 0.75%
Procter & Gamble Co/The	24,518	1,648		Oil & Gas - 10.58%
				Chevron Corp	65,580	7,033
				ConocoPhillips	70,051	5,324
Diversified Financial Services - 2.94%				Denbury Resources Inc (a)	113,459	2,068
American Express Co	36,734	2,125		Devon Energy Corp	25,952	1,846
Discover Financial Services	104,143	3,472		Marathon Oil Corp	117,191	3,715
SLM Corp	56,962	898		Occidental Petroleum Corp	24,625	2,345
		$ 6,495		Valero Energy Corp	41,054	1,058
Electric - 5.73%						$ 23,389
Ameren Corp	84,482	2,752		Oil & Gas Services - 1.59%
DTE Energy Co	60,209	3,313		National Oilwell Varco Inc	24,034	1,910
Duke Energy Corp	55,940	1,175		Superior Energy Services Inc (a)	60,718	1,601
FirstEnergy Corp	44,297	2,020				$ 3,511
NV Energy Inc	114,990	1,854
Pinnacle West Capital Corp	32,358	1,550		Pharmaceuticals - 7.13%
		$ 12,664		Cardinal Health Inc	28,323	1,221
				Eli Lilly & Co	44,210	1,780
Electrical Components & Equipment - 0.74%				Endo Pharmaceuticals Holdings Inc (a)	57,570	2,230
Hubbell Inc	20,871	1,640		Johnson & Johnson	8,051	531
				Merck & Co Inc	8,464	325
Electronics - 1.75%				Pfizer Inc	427,317	9,683
Tyco International Ltd	68,999	3,876				$ 15,770

				REITS - 2.47%
Engineering & Construction - 0.66%				Camden Property Trust	32,005	2,104
KBR Inc	41,145	1,463		Essex Property Trust Inc	9,922	1,503
				Simon Property Group Inc	12,772	1,861

Food - 2.68%						$ 5,468
Kroger Co/The	81,543	1,976		Retail - 5.72%
Smithfield Foods Inc (a)	81,621	1,798		Dillard's Inc	33,717	2,125
Tyson Foods Inc	112,613	2,156		Foot Locker Inc	63,152	1,961
		$ 5,930		GameStop Corp	65,415	1,429
See accompanying notes			82

Schedule of Investments
LargeCap Value Account
March 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Retail (continued)
Lowe's Cos Inc	112,701	$ 3,536	Unrealized Appreciation	$ 26,828
Macy's Inc	43,898	1,744	Unrealized Depreciation	(1,364)
Wal-Mart Stores Inc	30,455	1,864	Net Unrealized Appreciation (Depreciation)	$ 25,464
		$ 12,659	Cost for federal income tax purposes	$ 193,928

Semiconductors - 2.49%			All dollar amounts are shown in thousands (000's)
Intel Corp	114,976	3,232
LSI Corp (a)	261,438	2,269
			Portfolio Summary (unaudited)
		$ 5,501	Sector	Percent
Software - 1.88%			Financial	26.20%
CA Inc	77,681	2,141	Consumer, Non-cyclical	18.78%
Microsoft Corp	62,339	2,010	Energy	12.17%
		$ 4,151	Communications	9.94%
			Industrial	8.42%
Telecommunications - 3.66%			Technology	7.72%
AT&T Inc	136,194	4,253	Utilities	6.71%
Cisco Systems Inc	182,099	3,852	Consumer, Cyclical	5.72%
		$ 8,105	Basic Materials	3.54%
Water - 0.98%			Other Assets in Excess of Liabilities, Net	0.80%
American Water Works Co Inc	63,945	2,176	TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$ 216,378
	Maturity
REPURCHASE AGREEMENTS - 1.36%	Amount (000's)	Value (000's)

Banks - 1.36%
Investment in Joint Trading Account; Credit	$ 528	$ 528
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $538,355; 4.25% - 8.75%; dated
08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	291	291
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $296,485;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	612	612
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $624,180; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	535	535
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $546,158; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	1,049	1,048
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,069,561; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 3,014
TOTAL REPURCHASE AGREEMENTS		$ 3,014
Total Investments		$ 219,392
Other Assets in Excess of Liabilities, Net - 0.80%		$ 1,773
TOTAL NET ASSETS - 100.00%		$ 221,165

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,405 or 0.64% of net assets.

See accompanying notes

83

Schedule of Investments
LargeCap Value Account
March 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	50 $	3,370	$ 3,508	$ 138
Total					$ 138
All dollar amounts are shown in thousands (000's)

See accompanying notes

84

Schedule of Investments MidCap Blend Account March 31, 2012 (unaudited)

COMMON STOCKS - 99.74%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 1.08%				Healthcare - Products (continued)
Lamar Advertising Co (a)	197,205	$ 6,391		DENTSPLY International Inc	152,153	$ 6,106
						$ 19,815

Banks - 2.39%				Healthcare - Services - 5.10%
CIT Group Inc (a)	188,590	7,777		Coventry Health Care Inc	165,069	5,871
M&T Bank Corp	73,245	6,364		Laboratory Corp of America Holdings (a)	152,936	14,000
		$ 14,141		Lincare Holdings Inc	169,447	4,385

Beverages - 2.13%				Quest Diagnostics Inc	96,385	5,894
Beam Inc	100,994	5,915				$ 30,150
Molson Coors Brewing Co	147,298	6,665		Holding Companies - Diversified - 1.48%
		$ 12,580		Leucadia National Corp	336,226	8,775

Building Materials - 0.49%
Martin Marietta Materials Inc	33,905	2,903		Insurance - 13.06%
				Alleghany Corp (a)	9,905	3,260
				Aon Corp	174,260	8,549
Chemicals - 1.60%				Arch Capital Group Ltd (a)	134,865	5,022
Airgas Inc	73,105	6,504
Ecolab Inc	47,901	2,957		Brown & Brown Inc	269,434	6,407
				Fairfax Financial Holdings Ltd	7,500	3,027
		$ 9,461		Loews Corp	373,494	14,891
Commercial Services - 2.32%				Markel Corp (a)	30,057	13,494
Ascent Capital Group Inc (a)	58,969	2,789		Marsh & McLennan Cos Inc	177,348	5,815
Iron Mountain Inc	122,058	3,515		Progressive Corp/The	302,210	7,005
Live Nation Entertainment Inc (a)	208,111	1,956		White Mountains Insurance Group Ltd	12,443	6,243
Macquarie Infrastructure Co LLC	73,154	2,413		Willis Group Holdings PLC	101,329	3,545
Moody's Corp	72,628	3,058				$ 77,258

		$ 13,731		Internet - 3.46%
Consumer Products - 0.97%				Liberty Interactive Corp (a)	504,174	9,625
Clorox Co/The	83,167	5,718		VeriSign Inc	283,271	10,860
						$ 20,485

Distribution & Wholesale - 0.42%				Lodging - 0.46%
Fastenal Co	45,978	2,487		Wynn Resorts Ltd	21,729	2,713

Diversified Financial Services - 3.52%				Machinery - Diversified - 0.28%
BlackRock Inc	25,193	5,162		Xylem Inc/NY	60,176	1,670
Charles Schwab Corp/The	514,893	7,399
CME Group Inc	14,537	4,206		Media - 8.57%

LPL Investment Holdings Inc	33,344	1,265		Discovery Communications Inc - C Shares (a)	271,743	12,739
SLM Corp	175,569	2,767		Factset Research Systems Inc	21,889	2,168
		$ 20,799		Liberty Global Inc - A Shares (a)	139,430	6,983
Electric - 1.82%				Liberty Global Inc - B Shares (a)	72,962	3,494
Brookfield Infrastructure Partners LP	96,306	3,043		Liberty Media Corp - Liberty Capital (a)	248,275	21,886
Calpine Corp (a)	278,601	4,795		McGraw-Hill Cos Inc/The	70,874	3,435
National Fuel Gas Co	60,904	2,931				$ 50,705

		$ 10,769		Mining - 2.26%
Electronics - 3.00%				Franco-Nevada Corp	260,021	11,181
Gentex Corp	327,347	8,020		Royal Gold Inc	33,855	2,208
Sensata Technologies Holding NV (a)	105,472	3,531				$ 13,389

Tyco International Ltd	110,467	6,206		Miscellaneous Manufacturing - 0.07%
		$ 17,757		Donaldson Co Inc	11,549	413
Entertainment - 0.72%
International Game Technology	252,094	4,233		Oil & Gas - 5.19%
				Cimarex Energy Co	66,127	4,991
Environmental Control - 1.04%				EOG Resources Inc	85,645	9,515
Covanta Holding Corp	377,032	6,119		EQT Corp	164,470	7,929
				Marathon Petroleum Corp	97,683	4,236
				Nabors Industries Ltd (a)	231,007	4,040
Food - 1.01%						$ 30,711
Sara Lee Corp	276,538	5,954
				Pharmaceuticals - 1.48%
				Mead Johnson Nutrition Co	46,296	3,819
Gas - 0.50%				Valeant Pharmaceuticals International Inc (a)	91,306	4,902
Questar Corp	153,841	2,963				$ 8,721

Healthcare - Products - 3.35%				Pipelines - 2.83%
Becton Dickinson and Co	90,008	6,989		El Paso Corp	134,508	3,975
CR Bard Inc	68,068	6,720		Williams Cos Inc/The	414,062	12,757
						$ 16,732
See accompanying notes			85

Schedule of Investments
MidCap Blend Account
March 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Private Equity - 0.96%
Onex Corp	154,329	$ 5,702	Unrealized Appreciation	$ 137,975
			Unrealized Depreciation	(13,219)
			Net Unrealized Appreciation (Depreciation)	$ 124,756
Real Estate - 4.68%			Cost for federal income tax purposes	$ 465,114
Brookfield Asset Management Inc	503,156	15,885
CBRE Group Inc (a)	184,302	3,679
Forest City Enterprises Inc (a)	375,808	5,885	All dollar amounts are shown in thousands (000's)
Howard Hughes Corp/The (a)	35,233	2,250
			Portfolio Summary (unaudited)
		$ 27,699	Sector	Percent
REITS - 1.81%			Financial	26.62%
General Growth Properties Inc	447,723	7,607	Communications	17.41%
Vornado Realty Trust	36,567	3,079	Consumer, Non-cyclical	16.36%
		$ 10,686	Consumer, Cyclical	12.56%
			Energy	8.02%
Retail - 9.66%			Technology	5.70%
AutoZone Inc (a)	15,505	5,765
Copart Inc (a)	175,312	4,570	Industrial	5.41%
Dollar General Corp (a)	132,244	6,110	Basic Materials	3.86%
			Utilities	2.32%
JC Penney Co Inc	94,597	3,351	Diversified	1.48%
O'Reilly Automotive Inc (a)	197,253	18,019
			Other Assets in Excess of Liabilities, Net	0.26%
TJX Cos Inc	398,340	15,818	TOTAL NET ASSETS	100.00%
Yum! Brands Inc	48,722	3,468
		$ 57,101

Savings & Loans - 0.20%
BankUnited Inc	48,109	1,203

Semiconductors - 1.50%
Microchip Technology Inc	238,913	8,888

Software - 4.20%
Broadridge Financial Solutions Inc	114,955	2,749
Dun & Bradstreet Corp/The	72,926	6,179
Fidelity National Information Services Inc	223,528	7,403
Intuit Inc	141,140	8,487
		$ 24,818

Telecommunications - 4.30%
Crown Castle International Corp (a)	123,924	6,610
EchoStar Corp (a)	163,925	4,613
Motorola Solutions Inc	158,451	8,054
SBA Communications Corp (a)	56,552	2,874
Telephone & Data Systems Inc	141,615	3,278
		$ 25,429

Textiles - 1.30%
Cintas Corp	90,023	3,522
Mohawk Industries Inc (a)	62,159	4,134
		$ 7,656

Transportation - 0.53%
Expeditors International of Washington Inc	67,619	3,145

TOTAL COMMON STOCKS		$ 589,870
Total Investments		$ 589,870
Other Assets in Excess of Liabilities, Net - 0.26%		$ 1,509
TOTAL NET ASSETS - 100.00%		$ 591,379

(a) Non-Income Producing Security

See accompanying notes

86

Schedule of Investments
Money Market Account
March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 3.86%	Shares Held	Value (000's)		Principal

Publicly Traded Investment Fund - 3.86%			BONDS (continued)	Amount (000's)	Value (000's)
BlackRock Liquidity Funds TempFund	4,650,000	$ 4,650	Other Asset Backed Securities (continued)
Portfolio			Volvo Financial Equipment LLC
DWS Money Market Series	1,900,000	1,900	0.35%, 3/15/2013(a),(b)	$ 1,800	$ 1,800
STIT - Liquid Assets Portfolio	5,120,000	5,120			$ 5,848
		$ 11,670
TOTAL INVESTMENT COMPANIES		$ 11,670	Retail - 0.36%
			Target Corp
	Principal		0.61%, 1/11/2013(a)	1,100	1,100
BONDS - 8.79%	Amount (000's)	Value (000's)

Automobile Asset Backed Securities - 3.36%			TOTAL BONDS		$ 26,611
Ally Auto Receivables Trust				Principal
0.43%, 11/15/2012(a)	$ 438	$ 438	MUNICIPAL BONDS - 9.88%	Amount (000's) Value (000's)
AmeriCredit Automobile Receivables Trust
0.45%, 2/8/2013(a)	824	824	California - 0.47%
BMW Vehicle Owner Trust			California Statewide Communities
0.31%, 9/25/2012	27	27	Development Authority FANNIE MAE
CarMax Auto Owner Trust			0.22%, 4/9/2012	$ 750	$ 750
0.48%, 11/15/2012	335	335	San Jose Redevelopment Agency JP
Enterprise Fleet Financing LLC			MORGAN CHASE & CO
0.59%, 11/20/2012(a),(b)	560	560	0.17%, 4/9/2012	665	665
Ford Credit Auto Lease Trust					$ 1,415
0.36%, 3/15/2013(b)	989	989	Colorado - 0.66%
Honda Auto Receivables Owner Trust			City of Colorado Springs CO Utilities System
0.41%, 3/15/2013(a)	2,299	2,299	Revenue BANK OF AMERICA
Huntington Auto Trust			0.19%, 4/9/2012	2,000	2,000
0.36%, 9/17/2012(b)	367	367
Hyundai Auto Lease Securitization Trust
2011-A			Connecticut - 0.62%
0.31%, 8/15/2012(b)	286	286	Connecticut Housing Finance
Mercedes-Benz Auto Lease Trust			Authority FEDERAL HOME LOAN BANK
0.34%, 4/15/2013(a)	1,800	1,800	0.15%, 4/9/2012	1,880	1,880
Santander Drive Auto Receivables Trust
0.54%, 1/15/2013	1,007	1,007	Illinois - 0.20%
Volkswagen Auto Loan Enhanced Trust			Memorial Health System/IL JP MORGAN
0.44%, 1/22/2013	685	685	CHASE & CO
World Omni Auto Receivables Trust			0.20%, 4/9/2012	600	600
0.41%, 11/15/2012	546	546

		$ 10,163	Indiana - 0.13%
Banks - 1.32%			Ball State University Foundation Inc US
JP Morgan Chase Bank NA			BANK
0.36%, 4/19/2013(a)	2,000	2,000	0.21%, 4/2/2012	400	400
0.50%, 4/9/2013(a)	2,000	2,000

		$ 4,000	Iowa - 0.36%
Diversified Financial Services - 1.16%			Iowa Finance Authority FHLB 100%,
MetLife			FANNIE MAE 78.25% AND GINNE MAE
0.70%, 8/16/2012(a),(c)	2,000	2,000	21.75%
Toyota Motor Credit Corp			0.17%, 4/9/2012	1,100	1,100
0.76%, 10/18/2012(a)	1,500	1,500
		$ 3,500	Michigan - 0.16%
Insurance - 0.66%			Calvin College JP MORGAN CHASE & CO
New York Life Capital Corp			0.21%, 4/9/2012	500	500
0.54%, 7/27/2012(a),(c)	2,000	2,000
			Minnesota - 0.15%
Other Asset Backed Securities - 1.93%			Minnesota Housing Finance Agency STATE
CNH Equipment Trust			STREET BANK & TRUST
0.38%, 10/12/2012	383	383	0.19%, 4/9/2012	450	450
GE Equipment Midticket LLC
0.43%, 10/22/2012	275	275	New Mexico - 0.56%
GE Equipment Small Ticket LLC			City of Las Cruces NM WELLS FARGO
0.51%, 11/21/2012(a),(b)	566	567
			0.19%, 4/9/2012	500	500
GE Equipment Transportation LLC			Village of Los Lunas NM WELLS FARGO
0.39%, 3/22/2013(a)	1,300	1,300
			0.19%, 4/9/2012	1,200	1,200
John Deere Owner Trust					$ 1,700
0.38%, 3/15/2013	1,500	1,500
MMAF Equipment Finance LLC			New York - 4.12%
0.32%, 8/15/2012(b)	22	23	Housing Development Corp/NY FANNIE
			MAE
			0.15%, 4/9/2012	2,350	2,350

See accompanying notes

87

Schedule of Investments
Money Market Account
March 31, 2012 (unaudited)

	Principal		REPURCHASE AGREEMENTS	Maturity
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

New York (continued)			Banks (continued)
Housing Development Corp/NY FREDDIE			Deutsche Bank Repurchase Agreement; 0.10% $ 3,990		$ 3,990
MAC			dated 03/30/12 maturing 04/02/12
0.15%, 4/9/2012	$ 1,720	$ 1,720	(collateralized by US Government Security;
Housing Development Corp/NY HESSEN			$4,069,800; 1.38%; dated 11/15/12)
LANDES BANK					$ 13,990
0.28%, 4/9/2012	2,100	2,100	TOTAL REPURCHASE AGREEMENTS		$ 13,990
Housing Development Corp/NY JP				Principal
MORGAN CHASE & CO			COMMERCIAL PAPER - 72.24%	Amount (000's)	Value (000's)
0.17%, 4/9/2012	835	835
New York State Housing Finance			Agriculture - 1.22%
Agency FANNIE MAE			Philip Morris International Inc
0.17%, 4/9/2012	900	900	0.15%, 5/21/2012(b)	$ 2,200	$ 2,199
0.18%, 4/9/2012	1,700	1,700	0.16%, 4/27/2012(b)	1,500	1,500
0.25%, 4/9/2012	1,560	1,560			$ 3,699
New York State Housing Finance			Automobile Manufacturers - 0.66%
Agency FREDDIE MAC			Toyota Financial Services de Puerto Rico
0.17%, 4/9/2012	1,300	1,300	Inc TOYOTA FINANCIAL SERVICES
		$ 12,465	0.35%, 4/9/2012	2,000	2,000
North Carolina - 0.41%
City of Raleigh NC WACHOVIA BANK NA			Banks - 24.27%
0.19%, 4/9/2012	875	875	Australia & New Zealand Banking Group Ltd
Rowan County Industrial Facilities & Pollution			0.18%, 5/30/2012(b),(d)	2,300	2,299
Control Financing Authority WELLS FARGO			Bank of Nova Scotia/New York
0.24%, 4/9/2012	370	370	0.42%, 6/25/2012	2,200	2,198
		$ 1,245	Commonwealth Bank of Australia
			0.15%, 5/7/2012(b),(d)	2,200	2,200
Ohio - 0.33%			0.45%, 4/24/2012(b),(d)	2,000	1,999
Ohio Higher Educational Facility			DBS Bank Ltd

Commission US BANK			0.35%, 4/27/2012 (b),(d)	2,000	1,999
0.15%, 4/9/2012	1,000	1,000	0.50%, 8/3/2012(b),(d)	1,100	1,098
			0.50%, 8/7/2012(b),(d)	2,000	1,996
Pennsylvania - 0.77%			DNB Bank ASA
City of Reading PA WELLS FARGO			0.31%, 4/17/2012(b),(d)	2,000	2,000
0.19%, 4/9/2012	600	600	HSBC USA Inc
Luzerne County Industrial Development			0.24%, 4/26/2012	2,000	2,000
Authority WELLS FARGO			0.25%, 5/17/2012	1,500	1,500
0.24%, 4/9/2012	955	955	KFW REPUBLIC OF GERMANY
Montgomery County Industrial Development			0.08%, 4/2/2012(b),(d)	3,000	3,000
Authority/PA JP MORGAN CHASE & CO			0.17%, 5/8/2012(b),(d)	2,000	2,000
0.37%, 4/9/2012	750	750	Manhattan Asset Funding Co LLC
		$ 2,305	0.19%, 4/23/2012(b)	2,000	2,000
			0.20%, 4/24/2012(b)	2,300	2,300
Texas - 0.53%			0.25%, 5/14/2012(b)	2,000	1,999
South Central Texas Industrial Development			Mitsubishi UFJ Trust & Banking Corp/NY

Corp JP MORGAN CHASE & CO			0.35%, 6/18/2012 (b)	2,000	1,998
0.17%, 4/9/2012	1,600	1,600	0.36%, 6/4/2012(b)	2,000	1,999
			0.37%, 5/21/2012(b)	1,900	1,899
Washington - 0.41%			Mizuho Funding LLC MIZUHO CORP
Washington State Housing Finance			BANK
Commission BANK OF AMERICA			0.38%, 6/15/2012(b)	1,900	1,898
0.35%, 4/9/2012	460	460	0.43%, 4/18/2012(b)	2,000	2,000
Washington State Housing Finance			0.43%, 5/10/2012(b)	2,100	2,099
Commission WELLS FARGO			National Australia Funding Delaware
0.25%, 4/9/2012	800	800	Inc NATIONAL AUSTRALIA BANK
		$ 1,260	0.24%, 6/4/2012(b)	2,100	2,099
TOTAL MUNICIPAL BONDS		$ 29,920	0.39%, 7/9/2012(b)	2,200	2,198
	Maturity		0.42%, 5/1/2012(b)	2,000	1,999
REPURCHASE AGREEMENTS - 4.62%	Amount (000's)	Value (000's)	Oversea-Chinese Banking Corp Ltd
			0.32%, 6/1/2012(d)	3,800	3,798
Banks - 4.62%			0.54%, 8/15/2012(d)	2,200	2,195
Credit Suisse Repurchase Agreement; 0.07%	$ 10,000	$ 10,000	0.57%, 8/6/2012(d)	1,500	1,497
dated 03/30/12 maturing 04/02/12			Skandinaviska Enskilda Banken AB
(collateralized by US Government Security;			0.33%, 5/4/2012(b),(d)	2,000	1,999
$10,200,000; 4.38%; dated 05/15/40)			0.40%, 5/15/2012(b),(d)	1,900	1,899
			Standard Chartered Bank/New York
			0.50%, 7/10/2012(b)	1,700	1,698
			0.56%, 7/2/2012(b)	2,200	2,197
			0.57%, 6/22/2012(b)	2,200	2,197

See accompanying notes

88

Schedule of Investments Money Market Account March 31, 2012 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Banks (continued)			Diversified Financial Services (continued)
Sumitomo Mitsui Banking Corp			Nordea North America Inc/DE NORDEA
0.38%, 5/3/2012(b),(d)	$ 2,000	$ 1,999	BANK
Union Bank NA			0.26%, 5/23/2012	$ 2,000	$ 1,999
0.23%, 5/22/2012	1,000	1,000	0.45%, 4/3/2012	2,200	2,200
0.25%, 4/13/2012	2,000	2,000	PACCAR Financial Corp PACCAR INC
0.25%, 4/16/2012	2,200	2,200	0.12%, 5/4/2012	2,200	2,200
		$ 73,456	Private Export Funding Corp
			0.15%, 4/30/2012(b)	2,000	2,000
Chemicals - 1.82%			0.16%, 4/26/2012(b)	2,100	2,100
BASF SE			Rabobank USA Financial Corp RABOBANK
0.05%, 4/2/2012(b)	5,500	5,500
			NEDERLAND
			0.25%, 4/13/2012	1,900	1,900
Commercial Services - 0.60%			River Fuel Co NO.2 Inc BANK OF NOVA
Salvation Army Eastern Territory			SCOTIA
0.30%, 4/18/2012	1,800	1,800	0.20%, 4/30/2012	1,800	1,800
			River Fuel Funding Co #3 BANK OF NOVA
			SCOTIA
Consumer Products - 2.41%			0.20%, 4/30/2012	2,000	1,999
Reckitt Benckiser Treasury Services			0.22%, 6/15/2012	2,000	1,999
PLC RECKITT BENCKISER GROUP			Straight-A Funding LLC
0.40%, 11/1/2012(b)	1,500	1,497	0.19%, 4/5/2012(b)	1,600	1,600
0.46%, 4/4/2012(b)	2,000	2,000
0.55%, 6/1/2012(b)	1,800	1,798	Thunder Bay Funding LLC
			0.22%, 5/7/2012(b)	2,000	1,999
0.55%, 6/8/2012(b)	2,000	1,998
			UOB Funding LLC UNITED OVERSEAS
		$ 7,293	BANK LTD
Diversified Financial Services - 28.52%			0.30%, 4/10/2012	2,000	2,000
Alpine Securitization Corp			0.31%, 4/19/2012	1,100	1,100
0.18%, 4/2/2012(b)	1,400	1,400	0.33%, 6/15/2012	2,000	1,998
0.18%, 4/20/2012(b)	2,000	2,000	Variable Funding Capital Co LLC
0.18%, 4/25/2012(b)	2,100	2,100	0.12%, 5/1/2012(b)	1,900	1,900
0.18%, 4/26/2012(b)	1,800	1,800	0.19%, 4/16/2012(b)	2,000	2,000
American Honda Finance Corp AMERICAN					$ 86,315
HONDA MOTOR CORP			Electric - 6.14%
0.17%, 5/16/2012	1,400	1,400	GDF Suez
Bryant Park Funding LLC			0.20%, 4/2/2012(b)	2,200	2,200
0.16%, 4/12/2012(b)	2,100	2,100	0.22%, 4/3/2012(b)	1,800	1,800
0.17%, 4/19/2012(b)	2,200	2,200	0.22%, 4/24/2012(b)	1,700	1,700
0.23%, 6/27/2012(b)	2,200	2,199	0.24%, 5/21/2012(b)	1,200	1,199
CAFCO LLC			NextEra Energy Capital Holdings
0.28%, 5/9/2012(b)	2,000	1,999
			Inc NEXTERA ENERGY
Charta Corp			0.41%, 4/3/2012(b)	1,200	1,200
0.27%, 5/11/2012(b)	1,900	1,899
			Oglethorpe Power Corp
Fairway Finance LLC			0.15%, 4/2/2012(b)	1,700	1,700
0.14%, 4/20/2012(b)	2,005	2,005	0.22%, 4/11/2012(b)	1,500	1,500
0.16%, 5/16/2012(b)	2,264	2,263	0.24%, 4/10/2012(b)	2,000	2,000
Gotham Funding Corp			Southern Co Funding Corp
0.25%, 4/10/2012(b)	2,000	2,000	0.20%, 4/5/2012(b)	1,800	1,800
0.25%, 4/20/2012(b)	2,100	2,100	0.20%, 4/11/2012(b)	3,500	3,500
0.26%, 4/12/2012(b)	2,000	2,000
ING US Funding LLC ING BANK					$ 18,599
0.27%, 5/30/2012	1,700	1,699	Insurance - 2.11%
0.30%, 4/16/2012	2,000	2,000	New York Life Capital Corp NEW YORK
Jupiter Securitization Co LLC			LIFE INSURANCE CO
0.15%, 4/13/2012(b)	2,000	2,000	0.12%, 4/2/2012(b)	2,300	2,300
Liberty Street Funding LLC			Prudential Funding LLC PRUDENTIAL
0.08%, 4/2/2012(b)	3,000	3,000	FINANCIAL INC
0.14%, 4/23/2012(b)	1,400	1,400	0.23%, 4/4/2012	2,100	2,100
0.21%, 4/17/2012(b)	2,300	2,300	Prudential PLC
Louis Dreyfus Commodities LLC US BANK			0.35%, 4/5/2012(b)	2,000	2,000
0.20%, 4/19/2012	2,300	2,300			$ 6,400
Market Street Funding LLC
0.07%, 4/2/2012(b)	3,000	3,000	Oil & Gas - 2.18%
0.17%, 5/15/2012(b)	1,360	1,360	BP Capital Markets PLC BP PLC
			0.20%, 6/7/2012(b)	2,100	2,099
Nieuw Amsterdam Receivables Corp			0.31%, 6/5/2012(b)	2,300	2,299
0.22%, 5/14/2012(b)	1,800	1,799
0.24%, 5/2/2012(b)	2,200	2,199	0.33%, 6/26/2012(b)	2,200	2,198
0.35%, 6/6/2012(b)	1,500	1,499			$ 6,596
0.46%, 4/12/2012(b)	1,500	1,500

See accompanying notes

89

		Schedule of Investments
		Money Market Account
		March 31, 2012 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Supranational Bank - 2.31%
Corp Andina de Fomento
0.27%, 5/29/2012(b)	$ 2,000	$ 1,999
0.28%, 5/18/2012(b)	1,000	999
0.54%, 4/9/2012(b)	2,000	2,000
0.58%, 5/11/2012(b)	2,000	1,999
		$ 6,997
TOTAL COMMERCIAL PAPER		$ 218,655
	Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value (000's)

Banks - 0.46%
Bank of Nova Scotia/Houston
0.55%, 4/11/2013(a),(d)	1,400	1,400

TOTAL CERTIFICATE OF DEPOSIT		$ 1,400
Total Investments		$ 302,246
Other Assets in Excess of Liabilities, Net - 0.15%		$ 452
TOTAL NET ASSETS - 100.00%		$ 302,698

(a)	Variable Rate. Rate shown is in effect at March 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $172,365 or 56.94% of net assets.
(c)	Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 302,246

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	63.12%
Insured	9.88%
Utilities	6.14%
Asset Backed Securities	5.29%
Consumer, Non-cyclical	4.23%
Exchange Traded Funds	3.86%
Government	2.31%
Energy	2.18%
Basic Materials	1.82%
Consumer, Cyclical	1.02%
Other Assets in Excess of Liabilities, Net	0.15%
TOTAL NET ASSETS	100.00%

See accompanying notes

90

Schedule of Investments Principal Capital Appreciation Account March 31, 2012 (unaudited)

COMMON STOCKS - 97.72%

	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.18%			Computers (continued)
Boeing Co/The	29,786	$ 2,215	Mentor Graphics Corp (a)	10,366	$ 154
Northrop Grumman Corp	10,569	646			$ 6,720
Teledyne Technologies Inc (a)	10,550	665
		$ 3,526	Consumer Products - 1.44%
			Clorox Co/The	8,580	590
Agriculture - 0.47%			Kimberly-Clark Corp	7,285	538
Archer-Daniels-Midland Co	23,850	755	Tupperware Brands Corp	9,927	630
			WD-40 Co	12,695	576

Airlines - 0.59%					$ 2,334
Alaska Air Group Inc (a)	18,012	645	Cosmetics & Personal Care - 0.67%
Cathay Pacific Airways Ltd ADR	34,449	311	Procter & Gamble Co/The	16,075	1,080
		$ 956

Apparel - 1.41%			Distribution & Wholesale - 0.49%
Nike Inc	20,988	2,276	Pool Corp	21,074	789

Automobile Manufacturers - 1.03%			Diversified Financial Services - 2.94%
Nissan Motor Co Ltd ADR	14,668	315	Ameriprise Financial Inc	8,069	461
PACCAR Inc	28,908	1,354	Charles Schwab Corp/The	102,000	1,466
		$ 1,669	Franklin Resources Inc	16,840	2,088
			T Rowe Price Group Inc	11,175	730
Automobile Parts & Equipment - 0.80%					$ 4,745
Autoliv Inc	5,115	343
Johnson Controls Inc	29,240	950	Electric - 0.86%
		$ 1,293	Duke Energy Corp	29,677	624
			Edison International	17,650	750
Banks - 5.29%			Xcel Energy Inc	600	16
City National Corp/CA	9,581	503			$ 1,390
East West Bancorp Inc	21,093	487
JP Morgan Chase & Co	44,754	2,058	Electronics - 1.81%
PNC Financial Services Group Inc	4,625	298	Electro Scientific Industries Inc	5,099	77
State Street Corp	18,800	855	FEI Co (a)	14,646	719
US Bancorp	38,175	1,209	FLIR Systems Inc	8,200	208
Wells Fargo & Co	85,110	2,906	Thermo Fisher Scientific Inc	10,100	569
Westamerica Bancorporation	4,893	235	Trimble Navigation Ltd (a)	12,510	681
		$ 8,551	Waters Corp (a)	7,225	669

Beverages - 1.86%					$ 2,923
Brown-Forman Corp	7,603	634	Engineering & Construction - 0.77%
Coca Cola Hellenic Bottling Co SA ADR(a)	4,018	78	Granite Construction Inc	13,300	382
Coca-Cola Co/The	9,925	734	Jacobs Engineering Group Inc (a)	19,346	859
PepsiCo Inc	23,507	1,560			$ 1,241

		$ 3,006	Environmental Control - 0.46%
Biotechnology - 1.19%			Darling International Inc (a)	3,277	57
Gilead Sciences Inc (a)	24,221	1,183	Energy Recovery Inc (a)	11,496	27
Life Technologies Corp (a)	15,028	734	Waste Connections Inc	20,412	664
		$ 1,917			$ 748

Building Materials - 0.61%			Food - 1.99%
Apogee Enterprises Inc	22,597	293	Campbell Soup Co	5,425	183
Simpson Manufacturing Co Inc	21,348	688	Dairy Farm International Holdings Ltd ADR	19,013	1,006
		$ 981	Dean Foods Co (a)	3,951	48
			General Mills Inc	32,845	1,296
Chemicals - 1.39%			Kroger Co/The	19,225	466
CF Industries Holdings Inc	3,405	622	Ralcorp Holdings Inc (a)	3,027	224
FMC Corp	8,075	855			$ 3,223
PPG Industries Inc	2,980	285
Sigma-Aldrich Corp	6,540	478	Gas - 1.70%
		$ 2,240	Northwest Natural Gas Co	1,500	68
Commercial Services - 1.05%			Sempra Energy	44,585	2,673

Hertz Global Holdings Inc (a)	54,950	826			$ 2,741
Resources Connection Inc	2,835	40	Healthcare - Products - 1.48%
Robert Half International Inc	15,175	460	Becton Dickinson and Co	7,147	555
TrueBlue Inc (a)	21,125	378	Medtronic Inc	13,770	540
		$ 1,704	ResMed Inc (a)	6,760	209
			Techne Corp	5,575	391
Computers - 4.16%			Varian Medical Systems Inc (a)	10,227	705
Apple Inc (a)	4,665	2,796
EMC Corp/MA (a)	30,475	911			$ 2,400
Hewlett-Packard Co	19,158	456	Healthcare - Services - 0.73%
International Business Machines Corp	11,515	2,403	DaVita Inc (a)	10,400	938

See accompanying notes

91

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services (continued)			Oil & Gas Services - 0.47%
Health Net Inc (a)	6,130	$ 243	Natural Gas Services Group Inc (a)	18,860	$ 249
		$ 1,181	Schlumberger Ltd	7,380	516

Insurance - 1.96%					$ 765
ACE Ltd	4,997	366	Pharmaceuticals - 6.93%
Fidelity National Financial Inc	18,425	332	Abbott Laboratories	30,035	1,841
HCC Insurance Holdings Inc	28,224	879	Allergan Inc/United States	24,113	2,301
MetLife Inc	14,050	525	Bristol-Myers Squibb Co	47,702	1,610
StanCorp Financial Group Inc	14,729	603	Forest Laboratories Inc (a)	11,042	383
XL Group PLC	21,250	461	Johnson & Johnson	24,511	1,617
		$ 3,166	McKesson Corp	19,274	1,692
			Medicis Pharmaceutical Corp	12,200	459
Internet - 2.72%			Obagi Medical Products Inc (a)	639	8
Amazon.com Inc (a)	5,490	1,112
eBay Inc (a)	28,111	1,037	Teva Pharmaceutical Industries Ltd ADR	9,410	424
			VCA Antech Inc (a)	23,281	540
Google Inc (a)	3,493	2,240	Watson Pharmaceuticals Inc (a)	4,955	332
		$ 4,389			$ 11,207

Iron & Steel - 1.21%			Publicly Traded Investment Fund - 0.77%
Reliance Steel & Aluminum Co	16,185	914	iShares Russell 3000 Index Fund	15,025	1,251
Schnitzer Steel Industries Inc	26,285	1,049
		$ 1,963
			REITS - 3.39%
Leisure Products & Services - 0.63%			Alexandria Real Estate Equities Inc	14,698	1,075
Ambassadors Group Inc	17,880	96	Annaly Capital Management Inc	7,100	112
Carnival Corp	15,975	512	Essex Property Trust Inc	4,833	732
Harley-Davidson Inc	8,349	410	HCP Inc	29,700	1,172
		$ 1,018	Plum Creek Timber Co Inc	9,450	393
Lodging - 0.31%			Sabra Health Care REIT Inc	5,889	97
Red Lion Hotels Corp (a)	60,586	497	Ventas Inc	5,883	336
			Weyerhaeuser Co	71,014	1,556
					$ 5,473
Machinery - Construction & Mining - 0.19%
Caterpillar Inc	2,805	299	Retail - 7.58%
			Best Buy Co Inc	9,775	231
			Copart Inc (a)	36,324	947
Machinery - Diversified - 1.37%			Costco Wholesale Corp	30,198	2,742
AGCO Corp (a)	3,250	153	CVS Caremark Corp	8,448	378
Cascade Corp	10,992	551	Home Depot Inc/The	15,688	789
Deere & Co	18,675	1,511	Jack in the Box Inc (a)	13,162	316
		$ 2,215	McDonald's Corp	13,075	1,283
Media - 1.85%			Nordstrom Inc	26,875	1,497
Viacom Inc	11,200	531	Starbucks Corp	43,863	2,452
Walt Disney Co/The	56,073	2,455	Wal-Mart Stores Inc	20,100	1,230
		$ 2,986	Yum! Brands Inc	5,475	390
					$ 12,255
Metal Fabrication & Hardware - 0.62%
Precision Castparts Corp	5,793	1,002	Savings & Loans - 0.78%
			Washington Federal Inc	74,651	1,256

Mining - 0.62%
Freeport-McMoRan Copper & Gold Inc	26,310	1,001	Semiconductors - 4.33%
			Applied Materials Inc	52,687	655
			Avago Technologies Ltd	12,325	480
Miscellaneous Manufacturing - 1.78%			Intel Corp	72,980	2,052
Aptargroup Inc	6,995	383	LSI Corp (a)	32,045	278
Crane Co	12,350	599	Microchip Technology Inc	29,284	1,089
General Electric Co	94,771	1,902	Novellus Systems Inc (a)	18,725	935
		$ 2,884	QLogic Corp (a)	20,700	368
Oil & Gas - 10.05%			Qualcomm Inc	12,775	869
			Supertex Inc (a)	14,778	267
Apache Corp	24,785	2,489
Berry Petroleum Co	4,514	213			$ 6,993
Chevron Corp	40,358	4,328	Shipbuilding - 0.06%
CNOOC Ltd ADR	2,440	498	Huntington Ingalls Industries Inc (a)	2,410	97
Devon Energy Corp	21,185	1,507
Energen Corp	12,275	603
Exxon Mobil Corp	26,601	2,307	Software - 5.74%
HollyFrontier	9,000	289	Actuate Corp (a)	34,456	216
Nabors Industries Ltd (a)	18,934	331	Adobe Systems Inc (a)	40,215	1,380
			Autodesk Inc (a)	15,475	655
Occidental Petroleum Corp	28,286	2,694	BMC Software Inc (a)	7,650	307
Total SA ADR	19,300	987	Informatica Corp (a)	9,900	524
		$ 16,246	Microsoft Corp	114,561	3,695

See accompanying notes

92

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(a) Non-Income Producing Security

Software (continued)
Omnicell Inc (a)	16,541	$ 251
Oracle Corp	57,634	1,681	Unrealized Appreciation (Depreciation)
Quest Software Inc (a)	14,775	344	The net federal income tax unrealized appreciation (depreciation) and federal tax
Tyler Technologies Inc (a)	5,739	220	cost of investments held as of the period end were as follows:
		$ 9,273
			Unrealized Appreciation	$ 55,397
Telecommunications - 3.84%			Unrealized Depreciation	(2,053)
AT&T Inc	58,300	1,821	Net Unrealized Appreciation (Depreciation)	$ 53,344
China Mobile Ltd ADR	19,390	1,068	Cost for federal income tax purposes	$ 108,159
Cisco Systems Inc	43,275	915
Corning Inc	46,600	656	All dollar amounts are shown in thousands (000's)
Polycom Inc (a)	19,950	380
Verizon Communications Inc	35,850	1,371	Portfolio Summary (unaudited)
		$ 6,211	Sector	Percent
Toys, Games & Hobbies - 0.69%			Consumer, Non-cyclical	17.81%
Hasbro Inc	6,620	243	Financial	16.56%
Mattel Inc	26,145	880	Technology	14.23%
		$ 1,123	Consumer, Cyclical	13.54%
			Industrial	12.11%
Transportation - 2.00%			Energy	10.52%
Con-way Inc	8,496	277	Communications	8.41%
Expeditors International of Washington Inc	42,428	1,973	Basic Materials	3.22%
Union Pacific Corp	9,210	990	Utilities	2.75%
		$ 3,240	Exchange Traded Funds	0.77%
Trucking & Leasing - 0.27%			Other Assets in Excess of Liabilities, Net	0.08%
Greenbrier Cos Inc (a)	21,915	434	TOTAL NET ASSETS	100.00%

Water - 0.19%
California Water Service Group	17,000	310

TOTAL COMMON STOCKS		$ 157,943
	Maturity
REPURCHASE AGREEMENTS - 2.20%	Amount (000's)	Value (000's)

Banks - 2.20%
Investment in Joint Trading Account; Credit	$ 623	$ 623
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $635,706; 4.25% - 8.75%; dated
08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	343	343
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $350,099;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	723	723
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $737,050; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	632	633
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $644,918; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	1,238	1,238
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,262,968; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 3,560
TOTAL REPURCHASE AGREEMENTS		$ 3,560
Total Investments		$ 161,503
Other Assets in Excess of Liabilities, Net - 0.08%		$ 122
TOTAL NET ASSETS - 100.00%		$ 161,625

See accompanying notes

93

		Schedule of Investments
		Principal LifeTime 2010 Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 65.83%
Bond Market Index Fund (a)	154,269	$ 1,680
Core Plus Bond Fund I (a)	502,585	5,594
Diversified International Fund (a)	127,030	1,244
Diversified Real Asset Fund (a)	158,538	1,852
Equity Income Fund (a)	54,094	1,036
Global Diversified Income Fund (a)	154,277	2,074
Global Multi-Strategy Fund (a),(b)	59,009	605
High Yield Fund I (a)	159,929	1,702
Inflation Protection Fund (a)	600,829	5,275
International Emerging Markets Fund (a)	35,915	891
International Equity Index Fund (a)	68,253	673
International Fund I (a)	93,025	1,008
LargeCap Value Fund I (a)	201,295	2,335
MidCap Blend Fund (a)	55,002	829
MidCap Growth Fund III (a),(b)	65,841	765
MidCap Value Fund I (a)	46,124	644
Overseas Fund (a)	139,192	1,375
Preferred Securities Fund (a)	97,283	971
SmallCap Growth Fund I (a),(b)	61,362	722
SmallCap Value Fund II (a)	70,118	711
		$ 31,986

Principal Variable Contracts Funds, Inc. Class 1 - 34.19%
Bond & Mortgage Securities Account (a)	506,907	5,860
LargeCap Growth Account (a),(b)	51,159	870
LargeCap Growth Account I (a),(b)	127,665	3,208
LargeCap S&P 500 Index Account (a)	192,213	1,959
LargeCap Value Account (a),(b)	48,553	1,326
Real Estate Securities Account (a),(b)	10,523	167
Short-Term Income Account (a)	1,245,459	3,226
		$ 16,616
TOTAL INVESTMENT COMPANIES		$ 48,602
Total Investments		$ 48,602
Liabilities in Excess of Other Assets, Net - (0.02)%		$ (11)
TOTAL NET ASSETS - 100.00%		$ 48,591

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,569
Unrealized Depreciation	(2,353)
Net Unrealized Appreciation (Depreciation)	$ 2,216
Cost for federal income tax purposes	$ 46,386

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.03%
Domestic Equity Funds	29.99%
International Equity Funds	10.68%
Specialty Funds	9.32%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

94

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2012 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	527,035	$ 6,377		7,631 $	88	27,759	$ 321	506,907	$ 6,134
Bond Market Index Fund	169,781	1,738		8,021	88	23,533	257	154,269	1,572
Core Plus Bond Fund I	523,528	5,609		7,916	88	28,859	320	502,585	5,379
Diversified International Fund	134,345	2,160		3,076	30	10,391	99	127,030	2,055
Diversified Real Asset Fund	165,477	1,723		2,663	31	9,602	111	158,538	1,644
Equity Income Fund	—	—		54,958	1,039	864	16	54,094	1,023
Global Diversified Income Fund	160,492	1,740		4,366	58	10,581	140	154,277	1,656
Global Multi-Strategy Fund	60,500	605		961	10	2,452	25	59,009	590
High Yield Fund I	165,143	1,642		2,015	21	7,229	75	159,929	1,588
Inflation Protection Fund	618,931	5,200		4,454	39	22,556	199	600,829	5,034
International Emerging Markets Fund	37,185	1,070		470	12	1,740	42	35,915	1,038
International Equity Index Fund	70,658	642		805	8	3,210	31	68,253	619
International Fund I	96,038	1,247		1,101	12	4,114	44	93,025	1,214
LargeCap Growth Account	103,456	1,535		—	—	52,297	866	51,159	704
LargeCap Growth Account I	133,137	2,364		2,119	50	7,591	176	127,665	2,262
LargeCap S&P 500 Index Account	200,596	1,598		3,214	31	11,597	112	192,213	1,531
LargeCap Value Account	61,917	1,792		631	16	13,995	366	48,553	1,479
LargeCap Value Fund I	276,298	3,155		2,882	32	77,885	873	201,295	2,365
MidCap Blend Fund	—	—		55,932	833	930	14	55,002	819
MidCap Growth Fund III	66,681	377		—	—	840	8	65,841	369
MidCap Value Fund I	46,813	390		—	—	689	9	46,124	381
Overseas Fund	146,555	1,335		3,084	30	10,447	100	139,192	1,265
Preferred Securities Fund	105,108	1,101		977	10	8,802	86	97,283	1,020
Real Estate Securities Account	10,523	245		—	—	—	—	10,523	245
Short-Term Income Account	1,313,763	3,304		25,948	67	94,252	242	1,245,459	3,130
SmallCap Growth Fund I	63,570	579		884	10	3,092	35	61,362	556
SmallCap Value Fund II	72,651	573		1,016	10	3,549	34	70,118	551

		$ 48,101		$ 2,613			$ 4,601		$ 46,223

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —			$ (10)			$ —
Bond Market Index Fund			—			3			—
Core Plus Bond Fund I			—			2			—
Diversified International Fund			—			(36)			—
Diversified Real Asset Fund			—			1			—
Equity Income Fund			7			—			—
Global Diversified Income Fund			28			(2)			—
Global Multi-Strategy Fund			—			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			—			(6)			—
International Emerging Markets Fund			—			(2)			—
International Equity Index Fund			—			—			—
International Fund I			—			(1)			—
LargeCap Growth Account			—			35			—
LargeCap Growth Account I			—			24			—
LargeCap S&P 500 Index Account			—			14			—
LargeCap Value Account			—			37			—
LargeCap Value Fund I			—			51			—
MidCap Blend Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Overseas Fund			—			—			—
Preferred Securities Fund			14			(5)			—
Real Estate Securities Account			—			—			—
Short-Term Income Account			—			1			—
SmallCap Growth Fund I			—			2			—
SmallCap Value Fund II			—			2			—
	$ 49			$ 110			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

95

		Schedule of Investments
		Principal LifeTime 2020 Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 63.07%
Bond Market Index Fund (a)	826,906	$ 9,005
Core Plus Bond Fund I (a)	1,801,634	20,052
Diversified International Fund (a)	983,290	9,626
Diversified Real Asset Fund (a)	467,948	5,466
Equity Income Fund (a)	80,380	1,540
Global Diversified Income Fund (a)	178,910	2,404
Global Multi-Strategy Fund (a),(b)	233,873	2,397
Global Real Estate Securities Fund (a)	575,242	4,332
High Yield Fund I (a)	729,115	7,758
Inflation Protection Fund (a)	292,569	2,569
International Emerging Markets Fund (a)	238,228	5,913
International Equity Index Fund (a)	450,205	4,439
International Fund I (a)	502,520	5,447
LargeCap Value Fund I (a)	1,537,445	17,834
MidCap Blend Fund (a)	101,185	1,525
MidCap Growth Fund III (a),(b)	320,085	3,719
MidCap Value Fund I (a)	238,643	3,331
Overseas Fund (a)	938,124	9,269
Preferred Securities Fund (a)	540,378	5,393
SmallCap Growth Fund I (a),(b)	426,422	5,019
SmallCap Value Fund II (a)	368,102	3,733
		$ 130,771

Principal Variable Contracts Funds, Inc. Class 1 - 36.87%
Bond & Mortgage Securities Account (a)	1,761,399	20,362
LargeCap Growth Account (a),(b)	482,228	8,203
LargeCap Growth Account I (a),(b)	819,783	20,601
LargeCap S&P 500 Index Account (a)	1,365,950	13,919
LargeCap Value Account (a),(b)	330,696	9,031
Real Estate Securities Account (a),(b)	273,305	4,343
		$ 76,459
TOTAL INVESTMENT COMPANIES		$ 207,230
Total Investments		$ 207,230
Other Assets in Excess of Liabilities, Net - 0.06%		$ 131
TOTAL NET ASSETS - 100.00%		$ 207,361

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 21,217
Unrealized Depreciation	(14,328)
Net Unrealized Appreciation (Depreciation)	$ 6,889
Cost for federal income tax purposes	$ 200,341

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.75%
Fixed Income Funds	31.41%
International Equity Funds	18.82%
Specialty Funds	4.96%
Other Assets in Excess of Liabilities, Net	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes

96

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,788,564	$ 21,674	11,558	$ 133	38,723	$ 444	1,761,399	$ 21,351
Bond Market Index Fund	482,524	4,893	375,743	4,107	31,361	341	826,906	8,661
Core Plus Bond Fund I	1,829,934	19,627	12,001	133	40,301	443	1,801,634	19,319
Diversified International Fund	1,002,057	15,004	7,708	73	26,475	248	983,290	14,834
Diversified Real Asset Fund	477,192	4,935	3,902	45	13,146	152	467,948	4,833
Equity Income Fund	—	—	80,940	1,531	560	11	80,380	1,520
Global Diversified Income Fund	182,719	2,486	3,919	52	7,728	102	178,910	2,436
Global Multi-Strategy Fund	236,500	2,365	1,247	13	3,874	40	233,873	2,339
Global Real Estate Securities Fund	40,502	294	536,407	4,053	1,667	13	575,242	4,334
High Yield Fund I	1,118,861	11,205	4,573	47	394,319	4,170	729,115	7,113
Inflation Protection Fund	73,457	598	232,084	2,036	12,972	114	292,569	2,525
International Emerging Markets Fund	243,838	6,889	1,264	32	6,874	163	238,228	6,757
International Equity Index Fund	457,483	4,289	7,703	72	14,981	142	450,205	4,219
International Fund I	512,138	7,090	3,921	41	13,539	139	502,520	6,994
LargeCap Growth Account	582,198	8,473	2,868	45	102,838	1,700	482,228	6,807
LargeCap Growth Account I	913,496	16,449	5,600	130	99,313	2,441	819,783	14,606
LargeCap S&P 500 Index Account	1,389,959	11,078	10,038	97	34,047	325	1,365,950	10,885
LargeCap Value Account	361,725	10,015	2,617	68	33,646	879	330,696	9,174
LargeCap Value Fund I	1,646,430	18,320	12,262	135	121,247	1,348	1,537,445	17,160
MidCap Blend Fund	—	—	101,520	1,514	335	5	101,185	1,509
MidCap Growth Fund III	326,250	3,114	2,588	29	8,753	96	320,085	3,047
MidCap Value Fund I	243,746	3,119	2,152	29	7,255	96	238,643	3,052
Overseas Fund	957,027	8,833	7,760	73	26,663	247	938,124	8,659
Preferred Securities Fund	544,408	5,687	5,247	52	9,277	90	540,378	5,647
Real Estate Securities Account	539,360	10,402	—	—	266,055	4,165	273,305	5,066
SmallCap Growth Fund I	431,974	4,337	2,293	26	7,845	87	426,422	4,279
SmallCap Value Fund II	374,437	2,963	2,632	26	8,967	87	368,102	2,904

		$ 204,139		$ 14,592		$ 18,088		$ 200,030

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ (12)			$ —
Bond Market Index Fund		—			2			—
Core Plus Bond Fund I		—			2			—
Diversified International Fund		—			5			—
Diversified Real Asset Fund		—			5			—
Equity Income Fund		10			—			—
Global Diversified Income Fund		32			—			—
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		10			—			—
High Yield Fund I		—			31			—
Inflation Protection Fund		—			5			—
International Emerging Markets Fund		—			(1)			—
International Equity Index Fund		—			—			—
International Fund I		—			2			—
LargeCap Growth Account		—			(11)			—
LargeCap Growth Account I		—			468			—
LargeCap S&P 500 Index Account		—			35			—
LargeCap Value Account		—			(30)			—
LargeCap Value Fund I		—			53			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Overseas Fund		—			—			—
Preferred Securities Fund		77			(2)			—
Real Estate Securities Account		—			(1,171)			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund II		—			2			—
	$ 129		$ (613)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

97

		Schedule of Investments
		Principal LifeTime 2030 Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 62.88%
Bond Market Index Fund (a)	306,119	$ 3,334
Core Plus Bond Fund I (a)	451,385	5,024
Diversified International Fund (a)	466,058	4,563
Diversified Real Asset Fund (a)	151,226	1,766
Global Multi-Strategy Fund (a),(b)	99,139	1,016
Global Real Estate Securities Fund (a)	401,684	3,025
High Yield Fund I (a)	364,613	3,879
Inflation Protection Fund (a)	160,266	1,407
International Emerging Markets Fund (a)	133,995	3,326
International Equity Index Fund (a)	197,978	1,952
International Fund I (a)	249,921	2,709
LargeCap Value Fund I (a)	788,140	9,142
MidCap Growth Fund III (a),(b)	174,417	2,027
MidCap Value Fund I (a)	135,976	1,898
Overseas Fund (a)	482,287	4,765
Preferred Securities Fund (a)	187,814	1,874
SmallCap Growth Fund I (a),(b)	172,776	2,034
SmallCap Value Fund II (a)	194,869	1,976
		$ 55,717

Principal Variable Contracts Funds, Inc. Class 1 - 37.04%
Bond & Mortgage Securities Account (a)	452,525	5,231
LargeCap Growth Account (a),(b)	267,038	4,542
LargeCap Growth Account I (a),(b)	419,478	10,542
LargeCap S&P 500 Index Account (a)	584,398	5,955
LargeCap Value Account (a),(b)	190,712	5,208
Real Estate Securities Account (a),(b)	84,297	1,340
		$ 32,818
TOTAL INVESTMENT COMPANIES		$ 88,535
Total Investments		$ 88,535
Other Assets in Excess of Liabilities, Net - 0.08%		$ 67
TOTAL NET ASSETS - 100.00%		$ 88,602

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,955
Unrealized Depreciation	(3,664)
Net Unrealized Appreciation (Depreciation)	$ 10,291
Cost for federal income tax purposes	$ 78,244

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.41%
Fixed Income Funds	23.42%
International Equity Funds	22.95%
Specialty Funds	3.14%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes

98

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	450,606	$ 5,121	11,401	$ 131	9,482	$ 109	452,525	$ 5,143
Bond Market Index Fund	120,848	1,235	194,248	2,110	8,977	97	306,119	3,248
Core Plus Bond Fund I	449,386	4,785	11,851	131	9,852	110	451,385	4,806
Diversified International Fund	463,317	5,962	13,965	132	11,224	107	466,058	5,987
Diversified Real Asset Fund	150,415	1,573	4,464	52	3,653	43	151,226	1,582
Global Multi-Strategy Fund	99,000	990	2,089	21	1,950	19	99,139	992
Global Real Estate Securities Fund	52,955	388	349,213	2,613	484	4	401,684	2,997
High Yield Fund I	588,591	5,992	7,972	82	231,950	2,456	364,613	3,639
Inflation Protection Fund	—	—	163,876	1,434	3,610	31	160,266	1,403
International Emerging Markets Fund	133,318	2,954	3,761	91	3,084	75	133,995	2,970
International Equity Index Fund	196,687	1,996	6,948	66	5,657	54	197,978	2,008
International Fund I	248,476	2,813	7,311	76	5,866	62	249,921	2,827
LargeCap Growth Account	324,674	4,117	6,437	101	64,073	1,080	267,038	3,190
LargeCap Growth Account I	417,538	7,016	10,883	253	8,943	209	419,478	7,070
LargeCap S&P 500 Index Account	581,404	4,624	16,753	161	13,759	133	584,398	4,658
LargeCap Value Account	189,862	4,495	4,581	118	3,731	97	190,712	4,516
LargeCap Value Fund I	784,137	7,977	21,482	236	17,479	192	788,140	8,021
MidCap Growth Fund III	173,552	1,372	5,869	65	5,004	55	174,417	1,382
MidCap Value Fund I	135,269	1,433	4,876	65	4,169	56	135,976	1,443
Overseas Fund	479,534	4,551	14,041	132	11,288	107	482,287	4,576
Preferred Securities Fund	184,882	1,879	7,109	69	4,177	40	187,814	1,908
Real Estate Securities Account	251,607	3,027	—	—	167,310	2,590	84,297	683
SmallCap Growth Fund I	172,043	1,459	3,946	44	3,213	35	172,776	1,469
SmallCap Value Fund II	194,013	1,538	4,539	44	3,683	36	194,869	1,547

		$ 77,297		$ 8,227		$ 7,797		$ 78,065

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		—			—			—
Diversified International Fund		—			—			—
Diversified Real Asset Fund		—			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		7			—			—
High Yield Fund I		—			21			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
LargeCap Growth Account		—			52			—
LargeCap Growth Account I		—			10			—
LargeCap S&P 500 Index Account		—			6			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			1			—
Overseas Fund		—			—			—
Preferred Securities Fund		27			—			—
Real Estate Securities Account		—			246			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		—			1			—
	$ 34		$ 338			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

99

		Schedule of Investments
		Principal LifeTime 2040 Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 60.46%
Bond Market Index Fund (a)	23,946	$ 261
Core Plus Bond Fund I (a)	66,483	740
Diversified International Fund (a)	144,235	1,412
Diversified Real Asset Fund (a)	32,635	381
Global Multi-Strategy Fund (a),(b)	28,100	288
Global Real Estate Securities Fund (a)	80,401	605
High Yield Fund I (a)	136,805	1,456
International Emerging Markets Fund (a)	43,610	1,082
International Equity Index Fund (a)	72,932	719
International Fund I (a)	82,586	895
LargeCap Value Fund I (a)	257,379	2,986
MidCap Growth Fund III (a),(b)	52,428	609
MidCap Value Fund I (a)	41,357	577
Overseas Fund (a)	156,586	1,547
Preferred Securities Fund (a)	62,475	624
SmallCap Growth Fund I (a),(b)	52,591	619
SmallCap Value Fund II (a)	54,892	557
		$ 15,358

Principal Variable Contracts Funds, Inc. Class 1 - 39.49%
Bond & Mortgage Securities Account (a)	67,462	780
LargeCap Growth Account (a),(b)	99,928	1,700
LargeCap Growth Account I (a),(b)	133,685	3,359
LargeCap S&P 500 Index Account (a)	190,119	1,937
LargeCap Value Account (a),(b)	57,664	1,575
Real Estate Securities Account (a),(b)	42,830	681
		$ 10,032
TOTAL INVESTMENT COMPANIES		$ 25,390
Total Investments		$ 25,390
Other Assets in Excess of Liabilities, Net - 0.05%		$ 13
TOTAL NET ASSETS - 100.00%		$ 25,403

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,870
Unrealized Depreciation	(1,799)
Net Unrealized Appreciation (Depreciation)	$ 1,071
Cost for federal income tax purposes	$ 24,319

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.47%
International Equity Funds	24.65%
Fixed Income Funds	15.20%
Specialty Funds	2.63%
Other Assets in Excess of Liabilities, Net	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

100

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	65,706	$ 782	4,540	$ 52	2,784	$ 31	67,462	$ 803
Bond Market Index Fund	21,875	223	4,462	49	2,391	26	23,946	246
Core Plus Bond Fund I	64,659	696	4,717	52	2,893	32	66,483	716
Diversified International Fund	139,929	1,988	12,228	118	7,922	74	144,235	2,032
Diversified Real Asset Fund	31,642	331	2,690	32	1,697	21	32,635	342
Global Multi-Strategy Fund	27,100	271	1,952	20	952	10	28,100	281
Global Real Estate Securities Fund	67,971	514	12,653	93	223	2	80,401	605
High Yield Fund I	136,214	1,395	4,018	42	3,427	36	136,805	1,401
International Emerging Markets Fund	39,453	1,074	6,191	154	2,034	49	43,610	1,179
International Equity Index Fund	70,839	675	5,815	56	3,722	36	72,932	695
International Fund I	80,219	1,085	6,647	70	4,280	44	82,586	1,112
LargeCap Growth Account	98,097	1,427	5,508	88	3,677	57	99,928	1,458
LargeCap Growth Account I	130,198	2,370	9,502	225	6,015	138	133,685	2,459
LargeCap S&P 500 Index Account	184,971	1,470	14,046	137	8,898	86	190,119	1,527
LargeCap Value Account	56,205	1,546	3,988	104	2,529	65	57,664	1,585
LargeCap Value Fund I	250,527	2,753	18,780	209	11,928	130	257,379	2,832
MidCap Growth Fund III	50,371	476	5,001	57	2,944	33	52,428	500
MidCap Value Fund I	39,624	498	4,179	57	2,446	33	41,357	522
Overseas Fund	152,298	1,473	12,272	118	7,984	75	156,586	1,516
Preferred Securities Fund	61,137	633	3,539	35	2,201	21	62,475	647
Real Estate Securities Account	46,590	844	—	—	3,760	56	42,830	784
SmallCap Growth Fund I	57,848	620	3,153	36	8,410	97	52,591	564
SmallCap Value Fund II	53,582	428	3,624	36	2,314	23	54,892	441

		$ 23,572		$ 1,840		$ 1,175		$ 24,247

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		—			—			—
Diversified International Fund		—			—			—
Diversified Real Asset Fund		—			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		1			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			1			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			2			—
LargeCap S&P 500 Index Account		—			6			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Overseas Fund		—			—			—
Preferred Securities Fund		9			—			—
Real Estate Securities Account		—			(4)			—
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		—			—			—
	$ 10		$ 10			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

101

		Schedule of Investments
		Principal LifeTime 2050 Account
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 61.38%
Bond Market Index Fund (a)	7,165	$ 78
Core Plus Bond Fund I (a)	16,858	188
Diversified International Fund (a)	94,672	927
Diversified Real Asset Fund (a)	14,473	169
Global Multi-Strategy Fund (a),(b)	15,738	161
Global Real Estate Securities Fund (a)	49,167	370
High Yield Fund I (a)	68,827	732
International Emerging Markets Fund (a)	27,198	675
International Equity Index Fund (a)	50,173	495
International Fund I (a)	52,758	572
LargeCap Value Fund I (a)	153,865	1,785
MidCap Growth Fund III (a),(b)	32,863	382
MidCap Value Fund I (a)	25,515	356
Overseas Fund (a)	102,593	1,014
Preferred Securities Fund (a)	33,296	332
SmallCap Growth Fund I (a),(b)	31,349	369
SmallCap Value Fund II (a)	32,380	328
		$ 8,933

Principal Variable Contracts Funds, Inc. Class 1 - 38.52%
Bond & Mortgage Securities Account (a)	14,460	167
LargeCap Growth Account (a),(b)	61,554	1,047
LargeCap Growth Account I (a),(b)	77,393	1,945
LargeCap S&P 500 Index Account (a)	110,412	1,125
LargeCap Value Account (a),(b)	34,472	941
Real Estate Securities Account (a),(b)	23,956	381
		$ 5,606
TOTAL INVESTMENT COMPANIES		$ 14,539
Total Investments		$ 14,539
Other Assets in Excess of Liabilities, Net - 0.10%		$ 15
TOTAL NET ASSETS - 100.00%		$ 14,554

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,841
Unrealized Depreciation	(1,206)
Net Unrealized Appreciation (Depreciation)	$ 635
Cost for federal income tax purposes	$ 13,904

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.50%
International Equity Funds	27.84%
Fixed Income Funds	10.29%
Specialty Funds	2.27%
Other Assets in Excess of Liabilities, Net	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes

102

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,346	$ 172	840	$ 10	726	$ 9	14,460	$ 173
Bond Market Index Fund	7,124	72	265	3	224	1	7,165	74
Core Plus Bond Fund I	16,738	178	873	10	753	9	16,858	179
Diversified International Fund	93,755	1,351	5,742	55	4,825	46	94,672	1,360
Diversified Real Asset Fund	14,342	147	910	11	779	10	14,473	148
Global Multi-Strategy Fund	15,700	157	702	7	664	7	15,738	157
Global Real Estate Securities Fund	44,607	337	5,428	40	868	7	49,167	370
High Yield Fund I	68,445	685	1,716	18	1,334	14	68,827	689
International Emerging Markets Fund	24,965	663	3,477	86	1,244	31	27,198	718
International Equity Index Fund	49,750	468	2,713	26	2,290	22	50,173	472
International Fund I	52,289	720	2,820	30	2,351	25	52,758	725
LargeCap Growth Account	61,130	874	2,370	38	1,946	31	61,554	881
LargeCap Growth Account I	76,775	1,358	4,066	96	3,448	81	77,393	1,374
LargeCap S&P 500 Index Account	109,488	871	5,909	58	4,985	49	110,412	880
LargeCap Value Account	34,206	947	1,710	45	1,444	38	34,472	954
LargeCap Value Fund I	152,600	1,680	8,228	92	6,963	78	153,865	1,694
MidCap Growth Fund III	32,612	296	2,060	23	1,809	20	32,863	299
MidCap Value Fund I	25,307	310	1,715	23	1,507	20	25,515	313
Overseas Fund	101,663	986	5,762	55	4,832	47	102,593	994
Preferred Securities Fund	32,662	337	1,946	19	1,312	13	33,296	343
Real Estate Securities Account	25,738	517	—	—	1,782	27	23,956	484
SmallCap Growth Fund I	35,389	373	1,369	16	5,409	64	31,349	329
SmallCap Value Fund II	32,134	254	1,576	16	1,330	14	32,380	256

		$ 13,753		$ 777		$ 663		$ 13,866

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		—			—			—
Diversified International Fund		—			—			—
Diversified Real Asset Fund		—			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		1			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			1			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Overseas Fund		—			—			—
Preferred Securities Fund		5			—			—
Real Estate Securities Account		—			(6)			—
SmallCap Growth Fund I		—			4			—
SmallCap Value Fund II		—			—			—
	$ 6		$ (1)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

103

Schedule of Investments Principal LifeTime Strategic Income Account March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 64.55%
Bond Market Index Fund (a)	138,834	$ 1,512
Core Plus Bond Fund I (a)	423,687	4,716
Diversified International Fund (a)	34,931	342
Diversified Real Asset Fund (a)	124,204	1,451
Equity Income Fund (a)	55,469	1,063
Global Diversified Income Fund (a)	147,349	1,980
Global Multi-Strategy Fund (a),(b)	36,976	379
High Yield Fund I (a)	58,386	621
Inflation Protection Fund (a)	552,214	4,848
International Emerging Markets Fund (a)	9,901	246
International Equity Index Fund (a)	23,902	236
International Fund I (a)	26,836	291
LargeCap Value Fund I (a)	13,471	156
MidCap Blend Fund (a)	21,412	323
MidCap Growth Fund III (a),(b)	23,556	274
MidCap Value Fund I (a)	20,205	282
Overseas Fund (a)	40,598	401
Preferred Securities Fund (a)	60,120	600
SmallCap Growth Fund I (a),(b)	23,581	277
SmallCap Value Fund II (a)	23,193	235
		$ 20,233

Principal Variable Contracts Funds, Inc. Class 1 - 35.38%
Bond & Mortgage Securities Account (a)	414,241	4,789
LargeCap Growth Account (a),(b)	10,947	186
LargeCap Growth Account I (a),(b)	41,669	1,047
LargeCap S&P 500 Index Account (a)	62,088	633
LargeCap Value Account (a),(b)	7,818	213
Short-Term Income Account (a)	1,630,539	4,223
		$ 11,091
TOTAL INVESTMENT COMPANIES		$ 31,324
Total Investments		$ 31,324
Other Assets in Excess of Liabilities, Net - 0.07%		$ 21
TOTAL NET ASSETS - 100.00%		$ 31,345

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,215
Unrealized Depreciation	(767)
Net Unrealized Appreciation (Depreciation)	$ 1,448
Cost for federal income tax purposes	$ 29,876

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.98%
Domestic Equity Funds	14.96%
Specialty Funds	12.16%
International Equity Funds	4.83%
Other Assets in Excess of Liabilities, Net	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes

104

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2012 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	408,769	$ 4,946		12,643 $	146	7,171	$ 83	414,241	$ 5,009
Bond Market Index Fund	133,445	1,368		12,163	133	6,774	74	138,834	1,427
Core Plus Bond Fund I	417,987	4,483		13,149	146	7,449	83	423,687	4,546
Diversified International Fund	34,156	535		1,785	17	1,010	9	34,931	543
Diversified Real Asset Fund	122,362	1,286		4,265	50	2,423	29	124,204	1,307
Equity Income Fund	—	—		55,706	1,053	237	4	55,469	1,049
Global Diversified Income Fund	144,158	1,409		5,662	75	2,471	33	147,349	1,451
Global Multi-Strategy Fund	36,500	365		1,062	11	586	6	36,976	370
High Yield Fund I	57,004	551		3,171	33	1,789	18	58,386	566
Inflation Protection Fund	548,255	4,740		9,430	83	5,471	49	552,214	4,774
International Emerging Markets Fund	9,770	235		305	8	174	4	9,901	239
International Equity Index Fund	23,657	220		570	6	325	3	23,902	223
International Fund I	26,552	372		661	7	377	4	26,836	375
LargeCap Growth Account	29,951	429		135	2	19,139	314	10,947	134
LargeCap Growth Account I	43,185	772		1,306	31	2,822	67	41,669	745
LargeCap S&P 500 Index Account	61,201	488		2,054	20	1,167	11	62,088	497
LargeCap Value Account	19,188	547		81	2	11,451	301	7,818	253
LargeCap Value Fund I	76,615	782		382	4	63,526	715	13,471	119
MidCap Blend Fund	—	—		21,518	319	106	2	21,412	317
MidCap Growth Fund III	23,533	218		64	1	41	1	23,556	218
MidCap Value Fund I	20,187	228		53	1	35	1	20,205	228
Overseas Fund	34,726	311		6,884	67	1,012	9	40,598	369
Preferred Securities Fund	60,330	625		840	8	1,050	11	60,120	622
Short-Term Income Account	1,606,576	4,019		55,511	143	31,548	81	1,630,539	4,081
SmallCap Growth Fund I	23,387	189		444	5	250	3	23,581	191
SmallCap Value Fund II	22,970	178		511	5	288	3	23,193	180

		$ 29,296		$ 2,376			$ 1,918		$ 29,833

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			—			—
Equity Income Fund			7			—			—
Global Diversified Income Fund			26			—			—
Global Multi-Strategy Fund			—			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			—			—
LargeCap Growth Account			—			17			—
LargeCap Growth Account I			—			9			—
LargeCap S&P 500 Index Account			—			—			—
LargeCap Value Account			—			5			—
LargeCap Value Fund I			—			48			—
MidCap Blend Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Overseas Fund			—			—			—
Preferred Securities Fund			9			—			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
	$ 42			$ 79			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments
Real Estate Securities Account
March 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS - 98.22%	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Commercial Services - 0.67%
Corrections Corp of America (a)	36,600	$ 1,000	Unrealized Appreciation	$ 36,241
			Unrealized Depreciation	(576)
			Net Unrealized Appreciation (Depreciation)	$ 35,665
Lodging - 2.00%			Cost for federal income tax purposes	$ 112,127
Starwood Hotels & Resorts Worldwide Inc	52,500	2,961
			All dollar amounts are shown in thousands (000's)
Real Estate - 1.14%
CBRE Group Inc (a)	33,900	677	Portfolio Summary (unaudited)
Jones Lang LaSalle Inc	12,200	1,016	Sector	Percent
		$ 1,693	Financial	96.88%
			Consumer, Cyclical	2.00%
REITS - 94.41%			Consumer, Non-cyclical	0.67%
American Assets Trust Inc	45,605	1,040	Other Assets in Excess of Liabilities, Net	0.45%
Annaly Capital Management Inc	59,700	944
Apartment Investment & Management Co	74,900	1,978	TOTAL NET ASSETS	100.00%
Ashford Hospitality Trust Inc	18,100	163
AvalonBay Communities Inc	46,466	6,568
Boston Properties Inc	82,115	8,621
BRE Properties Inc	43,793	2,214
Camden Property Trust	71,943	4,730
Colonial Properties Trust	97,137	2,111
CubeSmart	44,300	527
CYS Investments Inc	103,445	1,354
DDR Corp	115,400	1,685
Digital Realty Trust Inc	41,123	3,042
Douglas Emmett Inc	78,689	1,795
DuPont Fabros Technology Inc	49,340	1,206
Education Realty Trust Inc	95,565	1,036
Entertainment Properties Trust	36,124	1,675
Equity Lifestyle Properties Inc	36,942	2,576
Equity One Inc	117,889	2,384
Equity Residential	155,685	9,749
Essex Property Trust Inc	19,033	2,884
Extra Space Storage Inc	92,000	2,649
Federal Realty Investment Trust	28,238	2,733
General Growth Properties Inc	184,687	3,138
Glimcher Realty Trust	229,501	2,346
HCP Inc	135,451	5,345
Health Care REIT Inc	47,322	2,601
Hersha Hospitality Trust	174,950	955
Highwoods Properties Inc	21,200	706
Host Hotels & Resorts Inc	415,727	6,826
LaSalle Hotel Properties	88,971	2,504
Macerich Co/The	16,251	939
ProLogis Inc	120,393	4,337
PS Business Parks Inc	23,817	1,561
Public Storage	56,830	7,852
Ramco-Gershenson Properties Trust	158,081	1,932
Saul Centers Inc	17,689	714
Simon Property Group Inc	141,417	20,602
SL Green Realty Corp	61,850	4,796
Taubman Centers Inc	32,220	2,350
Ventas Inc	92,489	5,281
Vornado Realty Trust	20,372	1,715
		$ 140,164
TOTAL COMMON STOCKS		$ 145,818
CONVERTIBLE PREFERRED STOCKS -
1.33%	Shares Held	Value (000's)

REITS - 1.33%
Digital Realty Trust Inc	44,100	1,974

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,974
Total Investments		$ 147,792
Other Assets in Excess of Liabilities, Net - 0.45%		$ 672
TOTAL NET ASSETS - 100.00%		$ 148,464

(a) Non-Income Producing Security

See accompanying notes

106

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 25.13%
Global Diversified Income Fund (a)	1,296,941	$ 17,431
Global Multi-Strategy Fund (a),(b)	1,225,319	12,559
Global Real Estate Securities Fund (a)	775,693	5,841
High Yield Fund (a)	3,509,528	26,672
Inflation Protection Fund (a)	282,944	2,484
LargeCap Blend Fund II (a)	2,578,956	27,363
LargeCap Growth Fund II (a)	3,447,474	29,993
LargeCap Value Fund III (a)	3,178,124	34,451
MidCap Growth Fund III (a),(b)	273,900	3,183
Preferred Securities Fund (a)	2,067,855	20,637
SmallCap Growth Fund I (a),(b)	2,371,413	27,911
SmallCap Value Fund II (a)	973,239	9,869
Small-MidCap Dividend Income Fund (a)	1,551,634	16,215
		$ 234,609

Principal Variable Contracts Funds, Inc. Class 1 - 74.84%
Diversified International Account (a)	6,291,932	77,768
Equity Income Account (a)	9,893,839	166,316
Government & High Quality Bond Account (a)	9,887,551	108,565
Income Account (a)	11,090,354	121,550
International Emerging Markets Account (a)	1,204,202	19,773
LargeCap Growth Account (a),(b)	3,318,739	56,452
LargeCap Value Account (a),(b)	983,556	26,861
MidCap Blend Account (a)	640,688	28,927
Principal Capital Appreciation Account (a)	2,971,984	70,704
Real Estate Securities Account (a),(b)	286,653	4,555
Short-Term Income Account (a)	6,650,305	17,224
		$ 698,695
TOTAL INVESTMENT COMPANIES		$ 933,304
Total Investments		$ 933,304
Other Assets in Excess of Liabilities, Net - 0.03%		$ 235
TOTAL NET ASSETS - 100.00%		$ 933,539

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 150,768
Unrealized Depreciation	(3,519)
Net Unrealized Appreciation (Depreciation)	$ 147,249
Cost for federal income tax purposes	$ 786,055

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.86%
Fixed Income Funds	31.83%
International Equity Funds	11.07%
Specialty Funds	3.21%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

107

Schedule of Investments
SAM Balanced Portfolio
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,439,084	$ 74,392	—	$ —	147,152	$ 1,756	6,291,932	$ 71,975
Equity Income Account	10,271,484	127,228	—	—	377,645	6,191	9,893,839	121,754
Global Diversified Income Fund	1,314,653	17,486	11,868	158	29,580	393	1,296,941	17,245
Global Multi-Strategy Fund	1,225,319	12,272	—	—	—	—	1,225,319	12,272
Global Real Estate Securities Fund	775,693	5,696	—	—	—	—	775,693	5,696
Government & High Quality Bond	10,144,265	100,552	11,794	130	268,508	2,941	9,887,551	97,925
Account
High Yield Fund	3,467,376	24,233	69,180	518	27,028	205	3,509,528	24,544
Income Account	11,008,470	106,498	81,884	893	—	—	11,090,354	107,391
Inflation Protection Fund	352,351	2,838	—	—	69,407	607	282,944	2,275
International Emerging Markets	1,245,489	15,719	—	—	41,287	671	1,204,202	14,937
Account
LargeCap Blend Fund II	2,547,044	23,947	31,912	317	—	—	2,578,956	24,264
LargeCap Growth Account	3,350,988	32,441	—	—	32,249	510	3,318,739	32,089
LargeCap Growth Fund II	3,423,446	20,226	57,425	465	33,397	289	3,447,474	20,394
LargeCap Value Account	967,815	25,006	15,741	402	—	—	983,556	25,408
LargeCap Value Fund III	3,232,765	35,252	—	—	54,641	581	3,178,124	34,654
MidCap Blend Account	633,263	18,697	7,425	318	—	—	640,688	19,015
MidCap Growth Fund III	313,284	3,137	—	—	39,384	431	273,900	2,742
Preferred Securities Fund	2,047,107	14,968	33,077	324	12,329	123	2,067,855	15,170
Principal Capital Appreciation	3,041,156	51,963	—	—	69,172	1,563	2,971,984	50,495
Account
Real Estate Securities Account	292,999	2,403	4,196	64	10,542	165	286,653	2,315
Short-Term Income Account	6,518,160	16,036	132,145	339	—	—	6,650,305	16,375
SmallCap Growth Fund I	2,376,243	24,227	11,433	126	16,263	188	2,371,413	24,173
SmallCap Value Fund II	1,053,640	10,461	—	—	80,401	781	973,239	9,640
Small-MidCap Dividend Income Fund	1,569,456	15,487	92	1	17,914	187	1,551,634	15,309

		$ 781,165		$ 4,055		$ 17,582		$ 768,057

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (661)			$ —
Equity Income Account		—			717			—
Global Diversified Income Fund		235			(6)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		14			—			—
Government & High Quality Bond Account		—			184			—
High Yield Fund		476			(2)			—
Income Account		—			—			—
Inflation Protection Fund		—			44			—
International Emerging Markets Account		—			(111)			—
LargeCap Blend Fund II		—			—			—
LargeCap Growth Account		—			158			—
LargeCap Growth Fund II		—			(8)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(17)			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			36			—
Preferred Securities Fund		295			1			—
Principal Capital Appreciation Account		—			95			—
Real Estate Securities Account		—			13			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			8			—
SmallCap Value Fund II		—			(40)			—
Small-MidCap Dividend Income Fund		173			8			—
	$ 1,193		$ 419			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

108

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 24.23%
Global Diversified Income Fund (a)	416,465	$ 5,597
Global Multi-Strategy Fund (a),(b)	213,742	2,191
Global Real Estate Securities Fund (a)	136,348	1,027
High Yield Fund (a)	968,954	7,364
Inflation Protection Fund (a)	234,310	2,057
LargeCap Blend Fund II (a)	518,543	5,502
LargeCap Growth Fund II (a)	720,412	6,268
LargeCap Value Fund III (a)	474,502	5,144
MidCap Growth Fund III (a),(b)	36,958	429
Preferred Securities Fund (a)	705,840	7,044
SmallCap Growth Fund I (a),(b)	253,296	2,981
SmallCap Value Fund II (a)	117,383	1,190
Small-MidCap Dividend Income Fund (a)	250,206	2,615
		$ 49,409

Principal Variable Contracts Funds, Inc. Class 1 - 75.71%
Diversified International Account (a)	871,152	10,767
Equity Income Account (a)	1,183,185	19,889
Government & High Quality Bond Account (a)	3,368,763	36,989
Income Account (a)	4,067,062	44,575
International Emerging Markets Account (a)	149,775	2,459
LargeCap Growth Account (a),(b)	464,769	7,906
LargeCap Value Account (a),(b)	224,151	6,122
MidCap Blend Account (a)	99,102	4,474
Principal Capital Appreciation Account (a)	479,011	11,396
Real Estate Securities Account (a),(b)	40,326	641
Short-Term Income Account (a)	3,553,109	9,203
		$ 154,421
TOTAL INVESTMENT COMPANIES		$ 203,830
Total Investments		$ 203,830
Other Assets in Excess of Liabilities, Net - 0.06%		$ 121
TOTAL NET ASSETS - 100.00%		$ 203,951

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,531
Unrealized Depreciation	(71)
Net Unrealized Appreciation (Depreciation)	$ 24,460
Cost for federal income tax purposes	$ 179,370

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.58%
Domestic Equity Funds	36.54%
International Equity Funds	6.99%
Specialty Funds	3.83%
Other Assets in Excess of Liabilities, Net	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes

109

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	901,534	$ 9,605	2,444	$ 30	32,826	$ 386	871,152	$ 9,191
Equity Income Account	1,232,048	15,136	—	—	48,863	798	1,183,185	14,428
Global Diversified Income Fund	421,273	5,610	6,047	81	10,855	144	416,465	5,544
Global Multi-Strategy Fund	212,055	2,124	1,687	17	—	—	213,742	2,141
Global Real Estate Securities Fund	144,621	1,040	—	—	8,273	60	136,348	976
Government & High Quality Bond	3,401,430	34,470	54,290	596	86,957	954	3,368,763	34,130
Account
High Yield Fund	929,668	6,226	45,302	341	6,016	47	968,954	6,520
Income Account	3,997,197	39,613	118,275	1,287	48,410	523	4,067,062	40,378
Inflation Protection Fund	263,998	2,133	—	—	29,688	260	234,310	1,891
International Emerging Markets	151,587	1,387	—	—	1,812	30	149,775	1,363
Account
LargeCap Blend Fund II	553,218	5,176	—	—	34,675	348	518,543	4,827
LargeCap Growth Account	476,752	4,747	1,536	26	13,519	208	464,769	4,625
LargeCap Growth Fund II	665,055	4,649	77,982	632	22,625	195	720,412	5,078
LargeCap Value Account	227,550	5,774	1,278	35	4,677	119	224,151	5,687
LargeCap Value Fund III	499,675	5,437	—	—	25,173	257	474,502	5,162
MidCap Blend Account	90,923	2,566	8,179	351	—	—	99,102	2,917
MidCap Growth Fund III	40,622	399	1,119	13	4,783	50	36,958	364
Preferred Securities Fund	685,602	5,114	24,814	243	4,576	45	705,840	5,312
Principal Capital Appreciation	500,643	8,705	—	—	21,632	486	479,011	8,254
Account
Real Estate Securities Account	40,326	289	—	—	—	—	40,326	289
Short-Term Income Account	3,453,668	8,451	118,858	306	19,417	50	3,553,109	8,708
SmallCap Growth Fund I	236,191	2,411	17,105	193	—	—	253,296	2,604
SmallCap Value Fund II	123,986	1,239	2,566	26	9,169	90	117,383	1,170
Small-MidCap Dividend Income Fund	253,545	2,507	2,454	26	5,793	59	250,206	2,475

		$ 174,808		$ 4,203		$ 5,109		$ 174,034

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (58)			$ —
Equity Income Account		—			90			—
Global Diversified Income Fund		75			(3)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		3			(4)			—
Government & High Quality Bond Account		—			18			—
High Yield Fund		130			—			—
Income Account		—			1			—
Inflation Protection Fund		—			18			—
International Emerging Markets Account		—			6			—
LargeCap Blend Fund II		—			(1)			—
LargeCap Growth Account		—			60			—
LargeCap Growth Fund II		—			(8)			—
LargeCap Value Account		—			(3)			—
LargeCap Value Fund III		—			(18)			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			2			—
Preferred Securities Fund		100			—			—
Principal Capital Appreciation Account		—			35			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			(5)			—
Small-MidCap Dividend Income Fund		28			1			—
	$ 336		$ 132			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

110

		Schedule of Investments
	SAM Conservative Growth Portfolio
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.82%
Diversified Real Asset Fund (a)	331,189	$ 3,868
Global Multi-Strategy Fund (a),(b)	389,095	3,988
Global Real Estate Securities Fund (a)	406,152	3,059
High Yield Fund (a)	518,190	3,938
LargeCap Blend Fund II (a)	858,522	9,109
LargeCap Growth Fund II (a)	1,287,570	11,202
LargeCap Value Fund III (a)	1,184,588	12,841
MidCap Growth Fund III (a),(b)	39,610	460
Preferred Securities Fund (a)	160,658	1,604
SmallCap Growth Fund I (a),(b)	778,691	9,165
SmallCap Value Fund II (a)	306,541	3,108
Small-MidCap Dividend Income Fund (a)	557,320	5,824
		$ 68,166

Principal Variable Contracts Funds, Inc. Class 1 - 70.22%
Diversified International Account (a)	1,922,535	23,763
Equity Income Account (a)	2,838,733	47,719
Government & High Quality Bond Account (a)	950,343	10,435
Income Account (a)	1,106,927	12,132
International Emerging Markets Account (a)	352,884	5,794
LargeCap Growth Account (a),(b)	894,588	15,217
LargeCap Value Account (a),(b)	444,786	12,147
MidCap Blend Account (a)	206,957	9,344
Principal Capital Appreciation Account (a)	917,490	21,827
Real Estate Securities Account (a),(b)	16,648	264
Short-Term Income Account (a)	712,394	1,845
		$ 160,487
TOTAL INVESTMENT COMPANIES		$ 228,653
Total Investments		$ 228,653
Liabilities in Excess of Other Assets, Net - (0.04)%		$ (102)
TOTAL NET ASSETS - 100.00%		$ 228,551

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 35,268
Unrealized Depreciation	(2,959)
Net Unrealized Appreciation (Depreciation)	$ 32,309
Cost for federal income tax purposes	$ 196,344

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	69.24%
International Equity Funds	14.27%
Fixed Income Funds	13.10%
Specialty Funds	3.43%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

111

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,965,187	$ 25,421	987	$ 12	43,639	$ 524	1,922,535	$ 24,713
Diversified Real Asset Fund	353,549	3,935	—	—	22,360	262	331,189	3,681
Equity Income Account	2,950,732	34,661	—	—	111,999	1,848	2,838,733	33,105
Global Multi-Strategy Fund	387,163	3,877	1,932	20	—	—	389,095	3,897
Global Real Estate Securities Fund	406,152	2,990	—	—	—	—	406,152	2,990
Government & High Quality Bond	970,623	9,361	5,052	56	25,332	278	950,343	9,162
Account
High Yield Fund	527,366	3,673	12,324	93	21,500	164	518,190	3,604
Income Account	1,096,776	10,382	14,718	160	4,567	49	1,106,927	10,493
International Emerging Markets	357,774	5,936	—	—	4,890	82	352,884	5,834
Account
LargeCap Blend Fund II	832,547	7,820	25,975	255	—	—	858,522	8,075
LargeCap Growth Account	876,253	8,797	18,335	283	—	—	894,588	9,080
LargeCap Growth Fund II	1,256,711	8,189	59,202	469	28,343	244	1,287,570	8,407
LargeCap Value Account	430,798	11,107	13,988	355	—	—	444,786	11,462
LargeCap Value Fund III	1,225,878	13,314	—	—	41,290	437	1,184,588	12,862
MidCap Blend Account	200,471	6,382	6,486	272	—	—	206,957	6,654
MidCap Growth Fund III	65,637	644	798	9	26,825	299	39,610	389
Preferred Securities Fund	154,554	1,115	6,104	59	—	—	160,658	1,174
Principal Capital Appreciation	938,295	14,238	587	14	21,392	486	917,490	13,802
Account
Real Estate Securities Account	10,674	143	5,974	88	—	—	16,648	231
Short-Term Income Account	600,233	1,494	112,161	287	—	—	712,394	1,781
SmallCap Growth Fund I	808,892	8,275	—	—	30,201	342	778,691	7,946
SmallCap Value Fund II	342,891	3,363	—	—	36,350	357	306,541	2,994
Small-MidCap Dividend Income Fund	555,724	5,495	1,596	17	—	—	557,320	5,512

		$ 190,612		$ 2,449		$ 5,372		$ 187,848

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (196)			$ —
Diversified Real Asset Fund		—			8			—
Equity Income Account		—			292			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		7			—			—
Government & High Quality Bond Account		—			23			—
High Yield Fund		72			2			—
Income Account		—			—			—
International Emerging Markets Account		—			(20)			—
LargeCap Blend Fund II		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			(7)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(15)			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			35			—
Preferred Securities Fund		23			—			—
Principal Capital Appreciation Account		—			36			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			13			—
SmallCap Value Fund II		—			(12)			—
Small-MidCap Dividend Income Fund		62			—			—
	$ 164		$ 159			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

112

		Schedule of Investments
		SAM Flexible Income Portfolio
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 25.87%
Global Diversified Income Fund (a)	881,348	$ 11,845
Global Real Estate Securities Fund (a)	363,171	2,735
High Yield Fund (a)	1,102,226	8,377
LargeCap Blend Fund II (a)	432,341	4,587
LargeCap Growth Fund II (a)	513,309	4,466
LargeCap Value Fund III (a)	317,003	3,436
Preferred Securities Fund (a)	1,247,674	12,452
SmallCap Growth Fund I (a),(b)	174,678	2,056
Small-MidCap Dividend Income Fund (a)	582,038	6,082
		$ 56,036

Principal Variable Contracts Funds, Inc. Class 1 - 74.05%
Diversified International Account (a)	468,072	5,785
Equity Income Account (a)	930,255	15,638
Government & High Quality Bond Account (a)	4,032,460	44,276
Income Account (a)	5,249,355	57,533
International Emerging Markets Account (a)	122,857	2,017
LargeCap Growth Account (a),(b)	247,146	4,204
LargeCap Value Account (a),(b)	161,064	4,399
MidCap Blend Account (a)	71,902	3,246
Principal Capital Appreciation Account (a)	185,990	4,425
Real Estate Securities Account (a),(b)	120,297	1,912
Short-Term Income Account (a)	6,560,799	16,992
		$ 160,427
TOTAL INVESTMENT COMPANIES		$ 216,463
Total Investments		$ 216,463
Other Assets in Excess of Liabilities, Net - 0.08%		$ 176
TOTAL NET ASSETS - 100.00%		$ 216,639

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,508
Unrealized Depreciation	(52)
Net Unrealized Appreciation (Depreciation)	$ 23,456
Cost for federal income tax purposes	$ 193,007

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.46%
Domestic Equity Funds	25.13%
Specialty Funds	5.47%
International Equity Funds	4.86%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes

113

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	468,045	$ 4,640	3,543	$ 44	3,516	$ 44	468,072	$ 4,643
Equity Income Account	990,013	11,869	—	—	59,758	975	930,255	11,035
Global Diversified Income Fund	899,277	11,982	8,153	108	26,082	348	881,348	11,739
Global Real Estate Securities Fund	382,634	2,796	—	—	19,463	143	363,171	2,644
Government & High Quality Bond	4,267,190	42,754	—	—	234,730	2,572	4,032,460	40,337
Account
High Yield Fund	1,031,147	6,733	71,079	535	—	—	1,102,226	7,268
Income Account	5,040,501	49,381	208,854	2,274	—	—	5,249,355	51,655
International Emerging Markets	115,722	1,184	9,394	149	2,259	37	122,857	1,296
Account
LargeCap Blend Fund II	434,803	4,078	727	7	3,189	32	432,341	4,054
LargeCap Growth Account	222,833	2,482	24,313	384	—	—	247,146	2,866
LargeCap Growth Fund II	510,305	3,395	18,595	149	15,591	131	513,309	3,410
LargeCap Value Account	158,892	4,060	2,172	58	—	—	161,064	4,118
LargeCap Value Fund III	355,718	3,855	—	—	38,715	396	317,003	3,431
MidCap Blend Account	74,848	1,957	—	—	2,946	130	71,902	1,846
Preferred Securities Fund	1,193,783	8,256	53,891	525	—	—	1,247,674	8,781
Principal Capital Appreciation	179,952	2,995	6,038	137	—	—	185,990	3,132
Account
Real Estate Securities Account	121,739	941	—	—	1,442	22	120,297	926
Short-Term Income Account	6,491,057	15,821	171,571	441	101,829	261	6,560,799	16,002
SmallCap Growth Fund I	160,986	1,715	13,692	151	—	—	174,678	1,866
Small-MidCap Dividend Income Fund	592,134	5,869	—	—	10,096	105	582,038	5,768

		$ 186,763		$ 4,962		$ 5,196		$ 186,817

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ 3			$ —
Equity Income Account		—			141			—
Global Diversified Income Fund		161			(3)			—
Global Real Estate Securities Fund		6			(9)			—
Government & High Quality Bond Account		—			155			—
High Yield Fund		146			—			—
Income Account		—			—			—
International Emerging Markets Account		—			—			—
LargeCap Blend Fund II		—			1			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			(3)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(28)			—
MidCap Blend Account		—			19			—
Preferred Securities Fund		177			—			—
Principal Capital Appreciation Account		—			—			—
Real Estate Securities Account		—			7			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		65			4			—
	$ 555		$ 288			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

114

		Schedule of Investments
		SAM Strategic Growth Portfolio
		March 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 31.86%
Global Real Estate Securities Fund (a)	453,398	$ 3,414
LargeCap Blend Fund II (a)	824,017	8,743
LargeCap Growth Fund II (a)	925,815	8,055
LargeCap Value Fund III (a)	870,564	9,437
MidCap Growth Fund III (a),(b)	350,366	4,071
SmallCap Growth Fund I (a),(b)	797,605	9,388
SmallCap Value Fund II (a)	347,919	3,528
Small-MidCap Dividend Income Fund (a)	433,823	4,533
		$ 51,169

Principal Variable Contracts Funds, Inc. Class 1 - 68.22%
Diversified International Account (a)	1,580,665	19,537
Equity Income Account (a)	1,963,456	33,006
Government & High Quality Bond Account (a)	124,010	1,361
International Emerging Markets Account (a)	395,603	6,496
LargeCap Growth Account (a),(b)	814,799	13,860
LargeCap Value Account (a),(b)	287,750	7,858
MidCap Blend Account (a)	169,858	7,669
Principal Capital Appreciation Account (a)	793,765	18,884
Real Estate Securities Account (a),(b)	56,728	901
		$ 109,572
TOTAL INVESTMENT COMPANIES		$ 160,741
Total Investments		$ 160,741
Liabilities in Excess of Other Assets, Net - (0.08)%		$ (127)
TOTAL NET ASSETS - 100.00%		$ 160,614

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 25,022
Unrealized Depreciation	(2,253)
Net Unrealized Appreciation (Depreciation)	$ 22,769
Cost for federal income tax purposes	$ 137,972

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80.90%
International Equity Funds	18.33%
Fixed Income Funds	0.85%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

115

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2012 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,584,309	$ 20,130	18,129	$ 217	21,773	$ 266	1,580,665	$ 19,988
Equity Income Account	2,098,803	26,134	—	—	135,347	2,222	1,963,456	24,168
Global Real Estate Securities Fund	453,398	3,258	—	—	—	—	453,398	3,258
Government & High Quality Bond	115,690	1,235	10,018	110	1,698	19	124,010	1,326
Account
International Emerging Markets	389,672	5,898	5,931	94	—	—	395,603	5,992
Account
LargeCap Blend Fund II	902,217	8,332	3,046	31	81,246	823	824,017	7,573
LargeCap Growth Account	783,348	8,327	31,451	503	—	—	814,799	8,830
LargeCap Growth Fund II	989,763	6,559	1,751	13	65,699	549	925,815	6,004
LargeCap Value Account	264,905	6,818	22,845	597	—	—	287,750	7,415
LargeCap Value Fund III	891,361	9,564	12,165	125	32,962	354	870,564	9,328
MidCap Blend Account	167,076	5,207	4,447	189	1,665	74	169,858	5,323
MidCap Growth Fund III	440,927	4,455	—	—	90,561	1,004	350,366	3,507
Principal Capital Appreciation	836,035	13,606	1,247	29	43,517	988	793,765	12,706
Account
Real Estate Securities Account	53,789	496	7,736	114	4,797	74	56,728	538
SmallCap Growth Fund I	782,692	8,102	14,913	165	—	—	797,605	8,267
SmallCap Value Fund II	423,371	4,027	2,928	29	78,380	767	347,919	3,274
Small-MidCap Dividend Income Fund	447,746	4,416	6,977	73	20,900	216	433,823	4,280

		$ 136,564		$ 2,289		$ 7,356		$ 131,777

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (93)			$ —
Equity Income Account		—			256			—
Global Real Estate Securities Fund		8			—			—
Government & High Quality Bond Account		—			—			—
International Emerging Markets Account		—			—			—
LargeCap Blend Fund II		—			33			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			(19)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(7)			—
MidCap Blend Account		—			1			—
MidCap Growth Fund III		—			56			—
Principal Capital Appreciation Account		—			59			—
Real Estate Securities Account		—			2			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			(15)			—
Small-MidCap Dividend Income Fund		48			7			—
	$ 56		$ 280			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

116

Schedule of Investments Short-Term Income Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS - 97.85%	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Aerospace & Defense - 0.21%				Beverages (continued)
Raytheon Co				SABMiller Holdings Inc
1.40%, 12/15/2014	$ 500	$ 508		1.85%, 01/15/2015(b)	$ 1,000	$ 1,013
						$ 2,009

Apparel - 0.63%				Biotechnology - 1.40%
VF Corp				Amgen Inc
1.24%, 08/23/2013(a)	1,500	1,500		1.88%, 11/15/2014	500	511
				2.30%, 06/15/2016	2,000	2,042
Automobile Floor Plan Asset Backed Securities - 0.08%				Gilead Sciences Inc
Nissan Master Owner Trust Receivables				2.40%, 12/01/2014	750	776
1.39%, 01/15/2015(a),(b)	200	202				$ 3,329
				Chemicals - 2.39%
Automobile Manufacturers - 1.07%				Airgas Inc
Daimler Finance North America LLC				3.25%, 10/01/2015	3,000	3,120
1.88%, 09/15/2014(b)	2,500	2,536		Dow Chemical Co/The
				7.60%, 05/15/2014	2,250	2,548
						$ 5,668
Banks - 22.17%
Bank of America Corp				Commercial Services - 0.99%
4.50%, 04/01/2015	1,750	1,812		ERAC USA Finance LLC
6.50%, 08/01/2016	350	385		2.75%, 07/01/2013(b)	1,500	1,518
Bank of New York Mellon Corp/The				5.60%, 05/01/2015(b)	750	824
2.95%, 06/18/2015	3,060	3,222				$ 2,342
Barclays Bank PLC				Computers - 1.28%
2.50%, 01/23/2013	2,125	2,144		Hewlett-Packard Co
Capital One Financial Corp				1.25%, 09/13/2013	1,500	1,503
2.13%, 07/15/2014	500	503		International Business Machines Corp
Citigroup Inc				2.10%, 05/06/2013	1,500	1,527
4.75%, 05/19/2015	1,000	1,053				$ 3,030
5.50%, 08/27/2012	700	713
6.00%, 12/13/2013	2,000	2,119		Diversified Financial Services - 10.17%
6.50%, 08/19/2013	1,750	1,851		American Express Credit Corp
Commonwealth Bank of Australia				5.88%, 05/02/2013	2,000	2,103
2.13%, 03/17/2014(b)	2,500	2,528		Caterpillar Financial Services Corp
3.75%, 10/15/2014(b)	1,750	1,834		2.05%, 08/01/2016	500	514
Goldman Sachs Group Inc/The				Countrywide Financial Corp
3.70%, 08/01/2015	1,500	1,526		5.80%, 06/07/2012	2,000	2,016
5.25%, 10/15/2013	2,500	2,617		FMR LLC
6.00%, 05/01/2014	1,300	1,394		4.75%, 03/01/2013(b)	3,000	3,101
HSBC Bank PLC				FUEL Trust
3.50%, 06/28/2015(b)	2,500	2,611		3.98%, 06/15/2016(b)	3,500	3,551
ING Bank NV				General Electric Capital Corp
2.38%, 06/09/2014(b)	1,750	1,738		0.78%, 01/08/2016(a)	2,000	1,915
3.75%, 03/07/2017(b)	750	743		1.43%, 01/07/2014(a)	2,000	2,013
4.00%, 03/15/2016(b)	2,500	2,531		2.80%, 01/08/2013	2,500	2,542
JP Morgan Chase & Co				2.95%, 05/09/2016	500	522
3.45%, 03/01/2016	2,500	2,607		Jefferies Group Inc
5.38%, 10/01/2012	750	768		3.88%, 11/09/2015	1,500	1,481
Lloyds TSB Bank PLC				MassMutual Global Funding II
4.88%, 01/21/2016	3,250	3,370		2.30%, 09/28/2015(b)	1,500	1,535
Morgan Stanley				2.88%, 04/21/2014(b)	1,000	1,031
2.88%, 01/24/2014	2,000	1,996		Toyota Motor Credit Corp
6.00%, 05/13/2014	2,000	2,093		2.05%, 01/12/2017	1,000	1,015
6.00%, 04/28/2015	500	523		3.20%, 06/17/2015	750	797
Santander US Debt SAU						$ 24,136
2.49%, 01/18/2013(b)	1,250	1,246
Wachovia Corp				Electric - 1.31%
0.74%, 06/15/2017(a)	2,750	2,604		LG&E and KU Energy LLC
Wells Fargo & Co				2.13%, 11/15/2015	500	502
0.75%, 10/28/2015(a)	1,750	1,712		Nisource Finance Corp
3.68%, 06/15/2016(a)	500	534		6.15%, 03/01/2013	500	522
4.38%, 01/31/2013	750	773		Oncor Electric Delivery Co LLC
Westpac Banking Corp				5.95%, 09/01/2013	1,250	1,331
2.25%, 11/19/2012	1,000	1,011		6.38%, 05/01/2012	750	753
3.00%, 08/04/2015	2,000	2,070				$ 3,108
		$ 52,631		Finance - Mortgage Loan/Banker - 2.55%
Beverages - 0.85%				Fannie Mae
PepsiCo Inc				0.75%, 12/18/2013	2,000	2,014
0.75%, 03/05/2015	1,000	996
See accompanying notes			117

Schedule of Investments Short-Term Income Account March 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Finance - Mortgage Loan/Banker (continued)				Insurance (continued)
Freddie Mac				Berkshire Hathaway Finance Corp
0.38%, 10/30/2013	$ 2,000	$ 2,004		1.50%, 01/10/2014	$ 1,500	$ 1,524
1.00%, 08/27/2014	2,000	2,026		Berkshire Hathaway Inc
		$ 6,044		2.13%, 02/11/2013	1,250	1,268
				2.20%, 08/15/2016	2,000	2,072
Food - 1.29%				Metropolitan Life Global Funding I
Cargill Inc				2.50%, 01/11/2013(b)	3,000	3,031
1.90%, 03/01/2017(b)	500	498		2.88%, 09/17/2012(b)	250	252
Corn Products International Inc				5.13%, 04/10/2013(b)	250	261
3.20%, 11/01/2015	1,500	1,554		5.13%, 06/10/2014(b)	750	814
TESCO PLC				New York Life Global Funding
2.00%, 12/05/2014(b)	1,000	1,017		2.25%, 12/14/2012(b)	1,250	1,265
		$ 3,069		2.45%, 07/14/2016(b)	1,000	1,030
Gas - 0.98%				3.00%, 05/04/2015(b)	750	789
Florida Gas Transmission Co LLC				4.65%, 05/09/2013(b)	1,000	1,042
4.00%, 07/15/2015(b)	1,000	1,039		5.25%, 10/16/2012(b)	750	769
Sempra Energy				Prudential Covered Trust 2012-1
2.30%, 04/01/2017	750	759		3.00%, 09/30/2015(b)	1,500	1,517
6.00%, 02/01/2013	500	522		Prudential Financial Inc
		$ 2,320		3.63%, 09/17/2012	750	760
				5.15%, 01/15/2013	500	517
Home Equity Asset Backed Securities - 8.79%						$ 17,984
ACE Securities Corp
0.58%, 05/25/2035(a)	904	807		Iron & Steel - 1.38%
0.69%, 04/25/2035(a)	625	610		ArcelorMittal
0.72%, 04/25/2035(a)	536	475		3.75%, 03/01/2016	1,500	1,499
Aegis Asset Backed Securities Trust				5.38%, 06/01/2013	500	519
0.72%, 03/25/2035(a)	435	427		Nucor Corp
Asset Backed Funding Certificates				5.00%, 12/01/2012	1,230	1,264
0.68%, 06/25/2035(a)	2,224	2,114				$ 3,282
Asset Backed Securities Corp Home Equity				Manufactured Housing Asset Backed Securities - 0.04%
0.75%, 07/25/2035(a)	900	807
Bayview Financial Acquisition Trust				Green Tree Financial Corp

0.47%, 11/28/2036 (a)	26	25		7.70%, 09/15/2026	65	70
0.87%, 05/28/2044(a)	1,075	993		Mid-State Trust
5.66%, 12/28/2036(a)	122	126		8.33%, 04/01/2030	27	27
6.04%, 11/28/2036	532	529				$ 97
Bear Stearns Asset Backed Securities Trust				Media - 1.15%
0.57%, 12/25/2035(a)	854	696		DIRECTV Holdings LLC / DIRECTV
Home Equity Asset Trust				Financing Co Inc
0.71%, 10/25/2035(a)	1,000	744		2.40%, 03/15/2017(b)	1,000	991
0.72%, 07/25/2035(a)	745	713		Walt Disney Co/The
JP Morgan Mortgage Acquisition Corp				1.13%, 02/15/2017	1,750	1,730
0.69%, 06/25/2035(a)	400	370				$ 2,721
Mastr Asset Backed Securities Trust
0.49%, 10/25/2035(a)	255	243		Mining - 1.06%
2.94%, 05/25/2033(a)	680	599		Anglo American Capital PLC
				2.15%, 09/27/2013(b)	1,500	1,514
Morgan Stanley ABS Capital I				2.63%, 04/03/2017(b),(c)	500	500
0.99%, 01/25/2035(a)	547	540
New Century Home Equity Loan Trust				Teck Resources Ltd
0.72%, 07/25/2035(a)	4,500	4,199		3.15%, 01/15/2017	500	514
4.76%, 11/25/2033	29	29				$ 2,528
Residential Asset Mortgage Products Inc				Mortgage Backed Securities - 5.89%
0.71%, 07/25/2035(a)	500	468		Adjustable Rate Mortgage Trust
Residential Asset Securities Corp				1.04%, 03/25/2035(a)	155	154
4.47%, 03/25/2032	763	775		1.38%, 02/25/2035(a)	18	18
4.59%, 08/25/2031	42	41		Banc of America Alternative Loan Trust
Soundview Home Equity Loan Trust				5.00%, 12/25/2018	555	562
0.66%, 11/25/2035(a)	750	619		Banc of America Funding Corp
Terwin Mortgage Trust				4.75%, 09/25/2019	562	575
0.62%, 01/25/2035(a),(b)	152	146		Banc of America Mortgage Securities Inc
Wells Fargo Home Equity Trust				4.75%, 02/25/2035	8	8
0.65%, 11/25/2035(a)	1,000	913		5.00%, 03/25/2020	264	266
0.66%, 05/25/2034(a)	282	245		5.00%, 08/25/2020	140	142
5.00%, 05/25/2034	2,646	2,624		5.00%, 05/25/2034	3	3
		$ 20,877		5.25%, 10/25/2019	188	192
Insurance - 7.57%				BCAP LLC Trust
				5.25%, 06/26/2037(b)	130	131
Aspen Insurance Holdings Ltd
6.00%, 08/15/2014	1,000	1,073

See accompanying notes			118

Schedule of Investments
Short-Term Income Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Bear Stearns Commercial Mortgage			BP Capital Markets PLC
Securities			3.13%, 10/01/2015	$ 1,000	$ 1,057
7.00%, 05/20/2030	$ 427	$ 432	3.63%, 05/08/2014	2,000	2,103
Cendant Mortgage Corp			5.25%, 11/07/2013	2,000	2,138
4.91%, 06/25/2034(a)	187	191	Ensco PLC
Chase Mortgage Finance Corp			3.25%, 03/15/2016	1,750	1,826
5.50%, 05/25/2035	47	47	Petrobras International Finance Co - Pifco
Citicorp Mortgage Securities Inc			3.88%, 01/27/2016	1,750	1,842
4.50%, 09/25/2034(a)	29	29	Shell International Finance BV
5.25%, 02/25/2035	25	25	3.10%, 06/28/2015	2,000	2,141
Countrywide Alternative Loan Trust			Total Capital SA
6.00%, 02/25/2017	233	238	3.00%, 06/24/2015	1,750	1,817
Countrywide Asset-Backed Certificates					$ 13,958
0.52%, 11/25/2035(a)	6	6
Countrywide Home Loan Mortgage Pass			Oil & Gas Services - 1.57%
Through Trust			Schlumberger Investment SA
4.50%, 01/25/2019(a)	267	272	1.95%, 09/14/2016(b)	1,500	1,518
4.50%, 08/25/2033	179	180	Weatherford International Ltd/Bermuda
5.00%, 09/25/2019	336	345	5.50%, 02/15/2016	2,000	2,214
5.00%, 06/25/2034	81	81			$ 3,732
5.00%, 08/25/2034	12	12	Other Asset Backed Securities - 4.32%
5.25%, 10/25/2034	493	504	Ameriquest Mortgage Securities Inc
Credit Suisse First Boston Mortgage Securities			0.44%, 08/25/2035(a)	328	315
Corp			Carrington Mortgage Loan Trust
1.20%, 05/25/2034(a)	193	171	0.52%, 12/25/2035(a)	500	482
5.00%, 09/25/2019	79	78	0.64%, 09/25/2035(a)	646	620
5.00%, 10/25/2019	484	488	Citigroup Mortgage Loan Trust Inc
Fannie Mae			0.67%, 07/25/2035(a)	150	128
0.54%, 02/25/2032(a)	18	18	Countrywide Asset-Backed Certificates
Freddie Mac			0.69%, 08/25/2035(a)	2,000	1,811
0.64%, 07/15/2023(a)	105	105	0.70%, 10/25/2035(a)	1,090	1,063
0.69%, 06/15/2023(a)	25	25	0.89%, 12/25/2034(a)	920	898
Ginnie Mae			Credit-Based Asset Servicing and
4.50%, 08/20/2032	109	118	Securitization LLC
GMAC Mortgage Corp Loan Trust			5.33%, 08/25/2035(a)	278	274
5.25%, 07/25/2034	114	115	First Franklin Mortgage Loan Asset Backed
GSR Mortgage Loan Trust			Certificates
0.54%, 03/25/2035(a)	181	180	0.52%, 10/25/2035(a)	893	876
5.00%, 08/25/2019	208	210	0.67%, 05/25/2035(a)	423	326
JP Morgan Mortgage Trust			Green Tree Home Improvement Loan Trust
5.00%, 09/25/2034	1,520	1,567	7.45%, 09/15/2025	4	4
Mastr Adjustable Rate Mortgages Trust			JP Morgan Mortgage Acquisition Corp
0.68%, 08/25/2034(a)	152	152	0.53%, 12/25/2035(a)	600	510
MASTR Alternative Loans Trust			Mastr Specialized Loan Trust
6.50%, 01/25/2019	234	248	1.49%, 11/25/2034(a),(b)	435	371
MASTR Asset Securitization Trust			Merrill Lynch First Franklin Mortgage Loan
5.00%, 12/25/2019	79	82	Trust
5.25%, 12/25/2033	1,596	1,621	0.94%, 10/25/2037(a)	52	52
Prime Mortgage Trust			Residential Asset Mortgage Products Inc
5.25%, 07/25/2020(a)	1,064	1,103	0.67%, 04/25/2035(a)	2,250	2,070
Residential Accredit Loans Inc			Securitized Asset Backed Receivables LLC
5.00%, 12/26/2018	1,194	1,218	0.54%, 10/25/2035(a)	49	44
5.00%, 03/25/2019	346	351	Wachovia Mortgage Loan Trust LLC
5.50%, 08/25/2033	374	379	0.61%, 10/25/2035(a)	433	412
6.00%, 11/25/2032	140	141			$ 10,256
Residential Asset Securitization Trust
4.75%, 02/25/2019	561	567	Pharmaceuticals - 1.32%
Structured Asset Securities Corp			Abbott Laboratories
4.50%, 02/25/2033	87	88	2.70%, 05/27/2015	1,500	1,579
WaMu Mortgage Pass Through Certificates			Novartis Capital Corp
5.00%, 09/25/2018	167	172	2.90%, 04/24/2015	500	533
Wells Fargo Mortgage Backed Securities			Sanofi
Trust			1.20%, 09/30/2014	1,000	1,011
0.49%, 05/25/2035(a)	230	227			$ 3,123
4.75%, 12/25/2018	154	158	Pipelines - 0.68%
		$ 13,995	Plains All American Pipeline LP / PAA
Oil & Gas - 5.88%			Finance Corp
BG Energy Capital PLC			3.95%, 09/15/2015	1,500	1,608
2.88%, 10/15/2016(b)	1,000	1,034

See accompanying notes

119

Schedule of Investments
Short-Term Income Account
March 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS - 0.06%	Amount (000's)	Value (000's)

Real Estate - 0.68%			New York - 0.06%
WEA Finance LLC / WT Finance Aust Pty			Housing Development Corp/NY FANNIE
Ltd			MAE
5.75%, 09/02/2015(b)	$ 500	$ 549	0.15%, 11/15/2031	$ 150	$ 150
WT Finance Aust Pty Ltd / Westfield Capital /
WEA Finance LLC			TOTAL MUNICIPAL BONDS		$ 150
5.13%, 11/15/2014(b)	1,000	1,065	U.S. GOVERNMENT & GOVERNMENT	Principal
		$ 1,614	AGENCY OBLIGATIONS - 0.58%	Amount (000's)	Value (000's)

REITS - 5.53%			Federal Home Loan Mortgage Corporation (FHLMC) -
Arden Realty LP			0.05%
			2.29%, 11/01/2021(a),(f)	$ 3	$ 3
5.25%, 03/01/2015	1,000	1,081	2.42%, 09/01/2035(a),(f)	83	88
BioMed Realty LP			6.00%, 05/01/2017(f)	37	39
3.85%, 04/15/2016	1,500	1,550	9.50%, 08/01/2016(f)	3	3
Duke Realty LP
6.25%, 05/15/2013	750	787			$ 133
ERP Operating LP			Federal National Mortgage Association (FNMA) - 0.35%
5.50%, 10/01/2012	700	716	1.98%, 04/01/2033(a),(f)	235	247
HCP Inc			2.18%, 11/01/2022(a),(f)	1	1
2.70%, 02/01/2014	400	405	2.34%, 02/01/2037(a),(f)	125	132
Health Care REIT Inc			2.35%, 07/01/2034(a),(f)	98	104
5.88%, 05/15/2015	1,000	1,087	2.36%, 01/01/2035(a),(f)	12	12
6.00%, 11/15/2013	2,500	2,649	2.37%, 08/01/2034(a),(f)	45	48
Healthcare Realty Trust Inc			2.41%, 11/01/2032(a),(f)	14	14
5.13%, 04/01/2014	1,650	1,720	2.47%, 12/01/2032(a),(f)	56	59
Nationwide Health Properties Inc			2.74%, 01/01/2035(a),(f)	75	80
6.00%, 05/20/2015	500	540	2.79%, 02/01/2035(a),(f)	11	12
6.25%, 02/01/2013	2,500	2,588	2.87%, 12/01/2033(a),(f)	32	32
		$ 13,123	2.98%, 01/01/2019(a),(f)	1	1
			4.37%, 11/01/2035(a),(f)	5	5
Retail - 1.31%			5.61%, 04/01/2019(a),(f)	2	2
Wal-Mart Stores Inc			6.50%, 01/01/2014(f)	5	5
1.50%, 10/25/2015	1,000	1,021	6.50%, 01/01/2014(f)	4	5
1.63%, 04/15/2014	1,000	1,024	8.00%, 05/01/2027(f)	52	60
2.88%, 04/01/2015	1,000	1,061	8.50%, 11/01/2017(f)	5	5
		$ 3,106			$ 824
Savings & Loans - 0.00%			Government National Mortgage Association (GNMA) -
Washington Mutual Bank / Henderson NV			0.03%
0.00%, 01/15/2013(d),(e)	200	—	9.00%, 12/15/2020	5	6
			9.00%, 04/20/2025	1	1
Software - 0.22%			10.00%, 02/15/2025	3	4
Microsoft Corp			10.00%, 12/15/2020	1	1
2.95%, 06/01/2014	500	527	10.00%, 04/15/2025	1	1
			11.00%, 12/15/2015	2	2
			11.00%, 12/15/2015	1	1
Telecommunications - 2.46%			10.00%, 09/15/2018	4	4
AT&T Inc			10.00%, 09/15/2018	3	3
2.40%, 08/15/2016	500	517	10.00%, 02/15/2019	26	26
2.50%, 08/15/2015	1,000	1,041	10.00%, 06/15/2020	9	10
2.95%, 05/15/2016	1,000	1,057	10.00%, 05/15/2020	11	11
4.95%, 01/15/2013	900	930			$ 70
Verizon Communications Inc
3.00%, 04/01/2016	1,250	1,322	U.S. Treasury - 0.15%
			0.63%, 12/31/2012(g)	350	351
Vodafone Group PLC
1.63%, 03/20/2017	1,000	986
		$ 5,853	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$ 1,378
Textiles - 0.20%				Maturity
Mohawk Industries Inc			REPURCHASE AGREEMENTS - 1.03%	Amount (000's)	Value (000's)
7.20%, 04/15/2012	475	475
			Banks - 1.03%
			Investment in Joint Trading Account; Credit	$ 426	$ 427
Transportation - 0.43%			Suisse Repurchase Agreement; 0.07%
United Parcel Service Inc			dated 03/30/12 maturing 04/02/12
4.50%, 01/15/2013	1,000	1,032	(collateralized by US Government
			Securities; $434,968; 4.25% - 8.75%; dated
TOTAL BONDS		$ 232,323	08/15/20 - 08/15/39)

See accompanying notes

120

Schedule of Investments
Short-Term Income Account
March 31, 2012 (unaudited)

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Sector	Percent
(continued)	Amount (000's) Value (000's)		Financial	47.15%
			Asset Backed Securities	13.23%
Banks (continued)			Energy	8.13%
Investment in Joint Trading Account; Deutsche $	235 $	235	Mortgage Securities	6.32%
Bank Repurchase Agreement; 0.10% dated			Consumer, Non-cyclical	5.85%
03/30/12 maturing 04/02/12 (collateralized			Basic Materials	4.83%
by US Government Securities; $239,548;			Communications	3.61%
0.00% - 2.50%; dated 06/29/12 - 09/15/29)			Consumer, Cyclical	3.21%
Investment in Joint Trading Account; JP	494	494	Government	2.70%
Morgan Repurchase Agreement; 0.04%			Utilities	2.29%
dated 03/30/12 maturing 04/02/12			Technology	1.50%
(collateralized by US Government			Industrial	0.64%
Securities; $504,310; 0.00% - 10.35%;			Insured	0.06%
dated 10/15/12 - 04/15/30)			Other Assets in Excess of Liabilities, Net	0.48%
Investment in Joint Trading Account; JP	433	433	TOTAL NET ASSETS	100.00%
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $441,272; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	847	847
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $864,159; 0.00% - 8.13%; dated
05/01/12 - 09/15/39)
	$ 2,436
TOTAL REPURCHASE AGREEMENTS	$ 2,436
Total Investments	$ 236,287
Other Assets in Excess of Liabilities, Net - 0.48%	$ 1,143
TOTAL NET ASSETS - 100.00%	$ 237,430

(a)	Variable Rate. Rate shown is in effect at March 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $49,685 or 20.93% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Non-Income Producing Security
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,957
Unrealized Depreciation		(798)
Net Unrealized Appreciation (Depreciation)	$ 3,159
Cost for federal income tax purposes	$ 233,128

All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2012	Short	185	$ 22,830	$ 22,670	$ 160
Total					$ 160
All dollar amounts are shown in thousands (000's)

See accompanying notes

121

Schedule of Investments
SmallCap Blend Account
March 31, 2012 (unaudited)

COMMON STOCKS - 96.78%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 1.91%			Electric (continued)
HEICO Corp	5,852	$ 302	Unisource Energy Corp	8,620	$ 315
LMI Aerospace Inc (a)	4,250	77			$ 1,535
Triumph Group Inc	9,600	602	Electrical Components & Equipment - 1.02%

		$ 981	Generac Holdings Inc (a)	21,250	522
Airlines - 1.11%
Alaska Air Group Inc (a)	15,920	570
			Electronics - 1.84%
			FEI Co (a)	12,940	635
Automobile Parts & Equipment - 1.10%			OSI Systems Inc (a)	5,000	307
Dana Holding Corp	20,940	325			$ 942
Standard Motor Products Inc	13,381	237	Engineering & Construction - 1.06%

		$ 562	Dycom Industries Inc (a)	2,976	69
Banks - 6.10%			EMCOR Group Inc	11,590	321
Bank of the Ozarks Inc	11,215	351	Mistras Group Inc (a)	6,409	153
Banner Corp	7,162	158			$ 543
Boston Private Financial Holdings Inc	30,640	304
Columbia Banking System Inc	8,800	200	Food - 1.87%
First of Long Island Corp/The	2,700	71	Diamond Foods Inc	11,790	269
Hancock Holding Co	10,790	383	Fresh Del Monte Produce Inc	16,290	372
			TreeHouse Foods Inc (a)	5,330	317
Home Bancshares Inc/AR	6,920	184
National Penn Bancshares Inc	34,910	309			$ 958
Texas Capital Bancshares Inc (a)	16,670	577	Forest Products & Paper - 0.77%
Webster Financial Corp	20,160	457	Domtar Corp	4,160	397
WesBanco Inc	6,800	137
		$ 3,131
			Gas - 0.73%
Biotechnology - 1.61%			Southwest Gas Corp	8,720	373
Cubist Pharmaceuticals Inc (a)	6,300	273
Cytokinetics Inc (a)	56,874	65
Incyte Corp Ltd (a)	3,890	75	Healthcare - Products - 2.77%
Momenta Pharmaceuticals Inc (a)	8,241	126	Cantel Medical Corp	7,215	181
NewLink Genetics Corp (a)	3,620	33	Cepheid Inc (a)	2,580	108
RTI Biologics Inc (a)	44,400	164	CONMED Corp	13,450	402
Seattle Genetics Inc (a)	4,290	88	Greatbatch Inc (a)	11,920	292
			Orthofix International NV (a)	6,914	260
		$ 824	Symmetry Medical Inc (a)	25,000	177
Chemicals - 2.37%					$ 1,420
Kronos Worldwide Inc	13,990	349
TPC Group Inc (a)	7,500	332	Healthcare - Services - 4.69%
WR Grace & Co (a)	9,229	533	Centene Corp (a)	12,740	624
			Gentiva Health Services Inc (a)	11,954	104
		$ 1,214	HealthSouth Corp (a)	34,530	707
Commercial Services - 4.49%			Magellan Health Services Inc (a)	10,290	502
H&E Equipment Services Inc (a)	13,850	262	WellCare Health Plans Inc (a)	6,520	469
Huron Consulting Group Inc (a)	14,201	533			$ 2,406
ITT Educational Services Inc (a)	3,240	214
Kenexa Corp (a)	10,883	340	Holding Companies - Diversified - 0.54%
Korn/Ferry International (a)	17,770	298	Primoris Services Corp	17,274	277
PAREXEL International Corp (a)	14,760	398
RPX Corp (a)	15,214	258	Insurance - 2.82%
		$ 2,303	Amtrust Financial Services Inc	9,342	251
Computers - 3.76%			Montpelier Re Holdings Ltd ADR	30,140	582

CACI International Inc (a)	6,730	419	Protective Life Corp	14,890	441
CIBER Inc (a)	44,221	188	Validus Holdings Ltd	5,620	174
Fortinet Inc (a)	12,700	351			$ 1,448
Manhattan Associates Inc (a)	14,200	675	Internet - 2.36%
Syntel Inc	5,280	296	Ancestry.com Inc (a)	8,765	200
		$ 1,929	comScore Inc (a)	10,720	229
			Liquidity Services Inc (a)	6,340	284
Consumer Products - 0.86%			TIBCO Software Inc (a)	16,330	498
Prestige Brands Holdings Inc (a)	25,290	442
					$ 1,211

Diversified Financial Services - 2.63%			Iron & Steel - 0.38%
Calamos Asset Management Inc	15,550	204	Schnitzer Steel Industries Inc	4,850	194
Interactive Brokers Group Inc - A Shares	31,270	532
Knight Capital Group Inc (a)	47,810	615	Leisure Products & Services - 1.04%
		$ 1,351	Polaris Industries Inc	7,370	532

Electric - 2.99%
Avista Corp	24,970	639	Machinery - Diversified - 3.03%
NorthWestern Corp	16,390	581	Applied Industrial Technologies Inc	8,040	331

See accompanying notes

122

Schedule of Investments SmallCap Blend Account March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified (continued)			Savings & Loans - 1.23%
Chart Industries Inc (a)	8,140	$ 597	Oritani Financial Corp	22,200	$ 326
Robbins & Myers Inc	12,012	625	Provident Financial Services Inc	20,880	303
		$ 1,553			$ 629

Media - 0.50%			Semiconductors - 3.85%
Sinclair Broadcast Group Inc	23,140	256	Entegris Inc (a)	53,990	504
			IXYS Corp (a)	14,310	189
			Lattice Semiconductor Corp (a)	60,470	389
Metal Fabrication & Hardware - 0.73%
RBC Bearings Inc (a)	8,130	375	MKS Instruments Inc	19,880	587
			Rudolph Technologies Inc (a)	27,590	307
					$ 1,976
Mining - 0.66%
Stillwater Mining Co (a)	26,820	339	Software - 2.13%
			Computer Programs & Systems Inc	3,670	207
			Digi International Inc (a)	9,400	103
Miscellaneous Manufacturing - 3.16%			MicroStrategy Inc (a)	2,220	311
AZZ Inc	6,110	315	MModal Inc (a)	10,015	106
Colfax Corp (a)	10,940	386	SYNNEX Corp (a)	9,610	367
Crane Co	5,230	254			$ 1,094
Movado Group Inc	12,200	299
Smith & Wesson Holding Corp (a)	47,190	366	Telecommunications - 3.65%
			Arris Group Inc (a)	39,949	451
		$ 1,620
			Consolidated Communications Holdings Inc	12,110	238
Oil & Gas - 4.84%			InterDigital Inc/PA	6,750	235
Berry Petroleum Co	11,370	536	Plantronics Inc	16,980	684
Energy XXI Bermuda Ltd (a)	17,440	630	RF Micro Devices Inc (a)	52,800	263
GeoResources Inc (a)	15,860	519			$ 1,871
Gulfport Energy Corp (a)	9,780	285
Parker Drilling Co (a)	36,329	217	Transportation - 0.79%
Stone Energy Corp (a)	10,340	295	Atlas Air Worldwide Holdings Inc (a)	8,230	405
		$ 2,482

Oil & Gas Services - 1.21%			Trucking & Leasing - 0.29%
Hornbeck Offshore Services Inc (a)	7,480	314	Amerco Inc	1,400	148
Key Energy Services Inc (a)	20,000	309
		$ 623	TOTAL COMMON STOCKS		$ 49,636
				Maturity
Pharmaceuticals - 2.13%			REPURCHASE AGREEMENTS - 3.06%	Amount (000's)	Value (000's)
Alkermes PLC (a)	4,050	75
Array Biopharma Inc (a)	27,050	92	Banks - 3.06%
Medicis Pharmaceutical Corp	2,910	109	Investment in Joint Trading Account; Credit	$ 275	$ 275
Onyx Pharmaceuticals Inc (a)	2,680	101	Suisse Repurchase Agreement; 0.07%
Questcor Pharmaceuticals Inc (a)	4,280	161	dated 03/30/12 maturing 04/02/12
Salix Pharmaceuticals Ltd (a)	6,000	315	(collateralized by US Government
Viropharma Inc (a)	4,970	150	Securities; $280,443; 4.25% - 8.75%; dated
Vivus Inc (a)	3,924	88	08/15/20 - 08/15/39)
		$ 1,091	Investment in Joint Trading Account; Deutsche	151	151
			Bank Repurchase Agreement; 0.10% dated
REITS - 7.23%			03/30/12 maturing 04/02/12 (collateralized
Coresite Realty Corp	8,713	205	by US Government Securities; $154,446;
Douglas Emmett Inc	23,250	530	0.00% - 2.50%; dated 06/29/12 - 09/15/29)
EastGroup Properties Inc	7,580	381	Investment in Joint Trading Account; JP	319	319
Education Realty Trust Inc	52,470	569	Morgan Repurchase Agreement; 0.04%
Extra Space Storage Inc	15,760	454	dated 03/30/12 maturing 04/02/12
National Retail Properties Inc	13,780	375	(collateralized by US Government
Post Properties Inc	13,530	634	Securities; $325,151; 0.00% - 10.35%;
PS Business Parks Inc	4,020	263	dated 10/15/12 - 04/15/30)
Retail Opportunity Investments Corp	24,510	295	Investment in Joint Trading Account; JP	279	279
		$ 3,706	Morgan Repurchase Agreement; 0.05%
			dated 03/30/12 maturing 04/02/12
Retail - 10.53%			(collateralized by US Government
Brinker International Inc	23,110	637	Securities; $284,507; 0.00% - 6.47%; dated
Cash America International Inc	5,230	251	04/02/12 - 10/03/31)
Coinstar Inc (a)	9,650	613
Conn's Inc (a)	13,050	200
DSW Inc	7,570	415
Finish Line Inc/The	15,100	320
Liz Claiborne Inc (a)	55,910	747
Pier 1 Imports Inc	45,760	832
Red Robin Gourmet Burgers Inc (a)	18,970	706
Sally Beauty Holdings Inc (a)	18,310	454
Susser Holdings Corp (a)	8,900	228
		$ 5,403

See accompanying notes

123

Schedule of Investments
SmallCap Blend Account
March 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$ 546	$ 546
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $557,161; 0.00% - 8.13%; dated
05/01/12 - 09/15/39)
		$ 1,570
TOTAL REPURCHASE AGREEMENTS		$ 1,570
Total Investments		$ 51,206
Other Assets in Excess of Liabilities, Net - 0.16%		$ 83
TOTAL NET ASSETS - 100.00%		$ 51,289

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 9,529
Unrealized Depreciation		(1,125)
Net Unrealized Appreciation (Depreciation)	$ 8,404
Cost for federal income tax purposes	$ 42,802

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.07%
Consumer, Non-cyclical		18.42%
Industrial		13.83%
Consumer, Cyclical		13.78%
Technology		9.74%
Communications		6.51%
Energy		6.05%
Basic Materials		4.18%
Utilities		3.72%
Diversified		0.54%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	7	$ 570	$ 579	$ 9
Total					$ 9

All dollar amounts are shown in thousands (000's)

See accompanying notes

124

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS - 94.57%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 1.65%			Biotechnology - 2.23%
Aerovironment Inc (a)	584	$ 16	Acorda Therapeutics Inc (a)	869	$ 23
Astronics Corp (a)	355	13	Aegerion Pharmaceuticals Inc (a)	308	4
Cubic Corp	241	11	Alnylam Pharmaceuticals Inc (a)	866	10
GenCorp Inc (a)	1,387	10	AMAG Pharmaceuticals Inc (a)	75	1
HEICO Corp	916	47	Arena Pharmaceuticals Inc (a)	382	1
Kaman Corp	280	10	Ariad Pharmaceuticals Inc (a)	3,033	48
LMI Aerospace Inc (a)	147	3	Arqule Inc (a)	1,846	13
Moog Inc (a)	141	6	Astex Pharmaceuticals (a)	104	—
National Presto Industries Inc	162	12	Celldex Therapeutics Inc (a)	219	1
Orbital Sciences Corp (a)	832	11	Cubist Pharmaceuticals Inc (a)	1,320	57
Teledyne Technologies Inc (a)	226	14	Curis Inc (a)	1,865	9
Triumph Group Inc	12,696	795	Dynavax Technologies Corp (a)	2,847	14
		$ 948	Emergent Biosolutions Inc (a)	842	13
			Enzon Pharmaceuticals Inc (a)	96	1
Agriculture - 0.02%			Exelixis Inc (a)	3,268	17
Vector Group Ltd	634	11	GTx Inc (a)	757	3
			Halozyme Therapeutics Inc (a)	1,957	25
Airlines - 0.33%			Immunogen Inc (a)	1,036	15
Alaska Air Group Inc (a)	124	4	Immunomedics Inc (a)	2,275	8
Allegiant Travel Co (a)	323	18	Incyte Corp Ltd (a)	18,064	349
Spirit Airlines Inc (a)	8,430	169	InterMune Inc (a)	844	12
		$ 191	Ligand Pharmaceuticals Inc (a)	679	11
			Medicines Co/The (a)	675	14
Apparel - 1.41%			Momenta Pharmaceuticals Inc (a)	1,015	16
Carter's Inc (a)	818	41	NPS Pharmaceuticals Inc (a)	35,207	241
Crocs Inc (a)	29,081	608	Nymox Pharmaceutical Corp (a)	505	4
Maidenform Brands Inc (a)	451	10	PDL BioPharma Inc	2,537	16
Oxford Industries Inc	248	12	Peregrine Pharmaceuticals Inc (a)	2,573	1
Steven Madden Ltd (a)	838	36	Seattle Genetics Inc (a)	1,857	38
True Religion Apparel Inc (a)	571	16	Sequenom Inc (a)	42,384	173
Warnaco Group Inc/The (a)	755	44	Spectrum Pharmaceuticals Inc (a)	1,234	16
Wolverine World Wide Inc	1,100	41	Trius Therapeutics Inc (a)	247	1
		$ 808	Verastem Inc (a)	10,732	117
			Vical Inc (a)	2,562	9
Automobile Manufacturers - 0.02%
Wabash National Corp (a)	1,266	13			$ 1,281
			Building Materials - 0.08%
Automobile Parts & Equipment - 0.89%			Eagle Materials Inc	814	28
Commercial Vehicle Group Inc (a)	995	12	Interline Brands Inc (a)	86	2
Cooper Tire & Rubber Co	1,376	21	USG Corp (a)	1,119	19
Dana Holding Corp	3,051	47			$ 49
Dorman Products Inc (a)	233	12
Douglas Dynamics Inc	331	5	Chemicals - 0.98%

Meritor Inc (a)	2,221	18	A Schulman Inc	51	1
Tenneco Inc (a)	10,100	375	American Vanguard Corp	116	2
			Balchem Corp	652	20
Titan International Inc	930	22	Chemtura Corp (a)	1,336	23
		$ 512	Codexis Inc (a)	805	3
Banks - 3.12%			Hawkins Inc	300	11
Arrow Financial Corp	22	1	HB Fuller Co	105	3
Bank of the Ozarks Inc	11,500	359	Innophos Holdings Inc	490	25
Bridge Bancorp Inc	74	2	Innospec Inc (a)	478	14
Bryn Mawr Bank Corp	89	2	KMG Chemicals Inc	203	4
Cass Information Systems Inc	312	13	Kraton Performance Polymers Inc (a)	13,042	347
Enterprise Financial Services Corp	75	1	NewMarket Corp	203	38
First Financial Bankshares Inc	297	10	Olin Corp	1,086	24
Signature Bank/New York NY (a)	8,971	565	PolyOne Corp	1,530	22
SVB Financial Group (a)	2,567	165	Quaker Chemical Corp	334	13
SY Bancorp Inc	63	1	Zep Inc	759	11
Texas Capital Bancshares Inc (a)	9,411	326			$ 561
Trustco Bank Corp NY	137	1	Coal - 0.06%
Walker & Dunlop Inc (a)	26,677	336	Cloud Peak Energy Inc (a)	403	6
Westamerica Bancorporation	253	12	Hallador Energy Co	122	1
		$ 1,794	Patriot Coal Corp (a)	1,896	12
Beverages - 0.08%			SunCoke Energy Inc (a)	1,170	17
Boston Beer Co Inc/The (a)	189	20	Westmoreland Coal Co (a)	92	1
Coca-Cola Bottling Co Consolidated	158	10			$ 37
Craft Brew Alliance Inc (a)	120	1
Peet's Coffee & Tea Inc (a)	238	18	Commercial Services - 3.12%
			ABM Industries Inc	508	12
		$ 49	Acacia Research Corp (a)	946	40

See accompanying notes

125

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Computers - 2.91%
Accretive Health Inc (a)	881	$ 18	3D Systems Corp (a)	22,687	$ 534
Advance America Cash Advance Centers Inc	226	2	CACI International Inc (a)	64	4
Advisory Board Co/The (a)	321	28	Digimarc Corp (a)	212	6
American Public Education Inc (a)	396	15	Dot Hill Systems Corp (a)	481	1
American Reprographics Co (a)	184	1	Electronics for Imaging Inc (a)	105	2
AMN Healthcare Services Inc (a)	586	4	Fortinet Inc (a)	23,170	641
Arbitron Inc	601	22	iGate Corp (a)	657	11
AVEO Pharmaceuticals Inc (a)	1,057	13	j2 Global Inc	1,015	29
Avis Budget Group Inc (a)	2,021	29	Jack Henry & Associates Inc	1,906	65
Bridgepoint Education Inc (a)	604	15	LivePerson Inc (a)	1,133	19
Brink's Co/The	886	21	Manhattan Associates Inc (a)	447	21
Capella Education Co (a)	307	11	Maxwell Technologies Inc (a)	513	9
Cardtronics Inc (a)	930	24	Mentor Graphics Corp (a)	824	12
CDI Corp	60	1	Mitek Systems Inc (a)	14,115	164
Chemed Corp	446	28	MTS Systems Corp	356	19
Consolidated Graphics Inc (a)	291	13	Netscout Systems Inc (a)	824	17
Corporate Executive Board Co	750	32	OCZ Technology Group Inc (a)	1,266	9
Corvel Corp (a)	214	9	Silicon Graphics International Corp (a)	1,017	10
CoStar Group Inc (a)	487	34	STEC Inc (a)	1,330	12
CRA International Inc (a)	59	2	Stratasys Inc (a)	406	15
Deluxe Corp	1,127	26	Super Micro Computer Inc (a)	978	17
DFC Global Corp (a)	971	18	SYKES Enterprises Inc (a)	139	2
Dollar Thrifty Automotive Group Inc (a)	639	52	Synaptics Inc (a)	715	26
Electro Rent Corp	250	5	Syntel Inc	339	19
ExlService Holdings Inc (a)	559	15	Unisys Corp (a)	619	12
Forrester Research Inc	312	10			$ 1,676
Grand Canyon Education Inc (a)	616	11
Hackett Group Inc/The (a)	683	4	Consumer Products - 0.06%
			Spectrum Brands Holdings Inc (a)	445	15
Healthcare Services Group Inc	1,278	27
Heartland Payment Systems Inc	851	25	WD-40 Co	367	17
Heidrick & Struggles International Inc	51	1			$ 32
HMS Holdings Corp (a)	1,866	58	Cosmetics & Personal Care - 0.04%
Huron Consulting Group Inc (a)	457	17	Elizabeth Arden Inc (a)	457	16
ICF International Inc (a)	225	6	Inter Parfums Inc	520	8
Insperity Inc	506	16			$ 24
Intersections Inc	299	4
K12 Inc (a)	482	11	Distribution & Wholesale - 3.85%
Kenexa Corp (a)	577	18	Beacon Roofing Supply Inc (a)	1,008	26
Kforce Inc (a)	889	13	Brightpoint Inc (a)	956	8
Korn/Ferry International (a)	80	1	Core-Mark Holding Co Inc	50	2
Landauer Inc	198	11	Houston Wire & Cable Co	600	8
Matthews International Corp	384	12	MWI Veterinary Supply Inc (a)	14,294	1,258
MAXIMUS Inc	766	31	Owens & Minor Inc	1,142	35
Medifast Inc (a)	466	8	Pool Corp	1,068	40
MoneyGram International Inc (a)	313	6	Scansource Inc (a)	133	5
Monro Muffler Brake Inc	675	28	Titan Machinery Inc (a)	161	4
Multi-Color Corp	17	—	United Stationers Inc	611	19
National American University Holdings Inc	287	2	Watsco Inc	541	40
National Research Corp	50	2	WESCO International Inc (a)	11,790	770
On Assignment Inc (a)	138	2			$ 2,215
PAREXEL International Corp (a)	8,124	219
Providence Service Corp/The (a)	84	1	Diversified Financial Services - 0.81%
			Aircastle Ltd	188	2
Quad/Graphics Inc	73	1	Apollo Residential Mortgage Inc	209	4
Rollins Inc	1,393	30	BGC Partners Inc	1,516	11
RPX Corp (a)	313	5
			Cohen & Steers Inc	510	16
Sotheby's	1,497	59	Credit Acceptance Corp (a)	149	15
Standard Parking Corp (a)	535	11
Steiner Leisure Ltd (a)	333	16	Diamond Hill Investment Group Inc	86	6
			Duff & Phelps Corp	1,025	16
Strayer Education Inc	271	26	Encore Capital Group Inc (a)	557	12
Team Health Holdings Inc (a)	587	12
Team Inc (a)	430	13	Epoch Holding Corp	499	12
TeleTech Holdings Inc (a)	855	14	Evercore Partners Inc - Class A	405	12
			Financial Engines Inc (a)	8,257	184
TNS Inc (a)	880	19
Transcend Services Inc (a)	281	8	GAMCO Investors Inc	138	7
			Higher One Holdings Inc (a)	1,058	16
TrueBlue Inc (a)	947	17
United Rentals Inc (a)	10,445	448	MarketAxess Holdings Inc	641	24
			Netspend Holdings Inc (a)	867	7
Valassis Communications Inc (a)	993	23
			Portfolio Recovery Associates Inc (a)	378	27
Viad Corp	86	2	Pzena Investment Management Inc	294	2
Wright Express Corp (a)	844	55
			Stifel Financial Corp (a)	412	16
		$ 1,793	Virtus Investment Partners Inc (a)	213	18

See accompanying notes

126

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Diversified Financial Services (continued)			Entertainment (continued)
Westwood Holdings Group Inc	200	$ 8	Vail Resorts Inc	548	$ 24
WisdomTree Investments Inc (a)	3,293	28			$ 829
World Acceptance Corp (a)	336	21
		$ 464	Environmental Control - 0.35%
			Calgon Carbon Corp (a)	1,016	16
Electric - 0.01%			Clean Harbors Inc (a)	1,036	70
Atlantic Power Corp	169	2	Darling International Inc (a)	2,695	47
Genie Energy Ltd	410	4	Fuel Tech Inc (a)	561	3
		$ 6	Metalico Inc (a)	739	3
			Mine Safety Appliances Co	523	21
Electrical Components & Equipment - 0.31%			Rentech Inc (a)	7,709	16
Acuity Brands Inc	957	60	Tetra Tech Inc (a)	437	11
Belden Inc	891	34	TRC Cos Inc (a)	598	4
Coleman Cable Inc (a)	273	3
EnerSys (a)	310	11	US Ecology Inc	598	13
Generac Holdings Inc (a)	295	7			$ 204
Littelfuse Inc	427	27	Food - 1.03%
Power-One Inc (a)	2,081	9	Annie's Inc (a)	262	9
Universal Display Corp (a)	740	27	Arden Group Inc	26	2
		$ 178	B&G Foods Inc	632	14
			Cal-Maine Foods Inc	34	1
Electronics - 3.42%			Chefs' Warehouse Inc/The (a)	6,280	145
American Science & Engineering Inc	197	13	Diamond Foods Inc	507	12
Analogic Corp	195	13	Fresh Market Inc/The (a)	4,975	239
Badger Meter Inc	433	15	Hain Celestial Group Inc (a)	304	13
Brady Corp	129	4	J&J Snack Foods Corp	329	17
Coherent Inc (a)	380	22
Cymer Inc (a)	255	13	Lancaster Colony Corp	431	29
			Lifeway Foods Inc (a)	147	1
Daktronics Inc	204	2	Ruddick Corp	611	25
DDi Corp	176	2	Smart Balance Inc (a)	915	6
Electro Scientific Industries Inc	89	1	Tootsie Roll Industries Inc	418	10
FARO Technologies Inc (a)	20,055	1,169	TreeHouse Foods Inc (a)	403	24
FEI Co (a)	793	39	United Natural Foods Inc (a)	931	44
II-VI Inc (a)	16,648	394
InvenSense Inc (a)	152	3			$ 591
Kemet Corp (a)	84	1	Forest Products & Paper - 0.04%
LeCroy Corp (a)	527	5	Deltic Timber Corp	208	13
Measurement Specialties Inc (a)	288	10	Neenah Paper Inc	246	7
Multi-Fineline Electronix Inc (a)	49	1	Xerium Technologies Inc (a)	372	3
Newport Corp (a)	383	7			$ 23
NVE Corp (a)	165	9
OSI Systems Inc (a)	335	21	Gas - 0.02%
Plexus Corp (a)	715	25	South Jersey Industries Inc	174	9
Rofin-Sinar Technologies Inc (a)	462	12
Rogers Corp (a)	178	7	Hand & Machine Tools - 0.04%
TTM Technologies Inc (a)	401	5	Franklin Electric Co Inc	476	23
Viasystems Group Inc (a)	10	—
Watts Water Technologies Inc	99	4	Healthcare - Products - 2.16%

Woodward Inc	1,360	58	Abaxis Inc (a)	495	14
Zagg Inc (a)	10,441	111
Zygo Corp (a)	79	2	ABIOMED Inc (a)	673	15
			Align Technology Inc (a)	1,350	37
		$ 1,968	ArthroCare Corp (a)	601	16
Energy - Alternate Sources - 0.59%			AtriCure Inc (a)	452	5
Clean Energy Fuels Corp (a)	9,214	196	Atrion Corp	54	11
FutureFuel Corp	217	2	Biolase Technology Inc (a)	229	1
Gevo Inc (a)	15,531	143	Cardiovascular Systems Inc (a)	488	5
		$ 341	Cepheid Inc (a)	1,435	60
			Cerus Corp (a)	1,406	6
Engineering & Construction - 0.07%			Columbia Laboratories Inc (a)	2,000	1
Argan Inc	35	—	Conceptus Inc (a)	1,055	15
Dycom Industries Inc (a)	203	5	CryoLife Inc (a)	78	—
Exponent Inc (a)	306	15	Cyberonics Inc (a)	624	24
MasTec Inc (a)	1,091	20	DexCom Inc (a)	1,292	13
		$ 40	Endologix Inc (a)	943	14
Entertainment - 1.44%			Exactech Inc (a)	179	3
Churchill Downs Inc	106	6	Female Health Co/The	638	3
Cinemark Holdings Inc	1,624	36	Genomic Health Inc (a)	375	11
Lions Gate Entertainment Corp (a)	838	12	Greatbatch Inc (a)	13,351	327
National CineMedia Inc	1,062	16	Haemonetics Corp (a)	565	39
Shuffle Master Inc (a)	39,678	698	HeartWare International Inc (a)	231	15
Six Flags Entertainment Corp	803	37	ICU Medical Inc (a)	99	5

See accompanying notes

127

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Internet - 4.22%
Insulet Corp (a)	853	$ 16	AboveNet Inc (a)	496	$ 41
Integra LifeSciences Holdings Corp (a)	438	15	Ancestry.com Inc (a)	681	15
Invacare Corp	53	1	Bazaarvoice Inc (a)	5,331	106
IRIS International Inc (a)	408	6	Blue Nile Inc (a)	412	14
Kensey Nash Corp	278	8	Boingo Wireless Inc (a)	138	2
Luminex Corp (a)	832	19	Brightcove Inc (a)	6,467	160
MAKO Surgical Corp (a)	616	26	BroadSoft Inc (a)	497	19
Masimo Corp (a)	1,156	27	Cogent Communications Group Inc (a)	983	19
Medical Action Industries Inc (a)	230	1	comScore Inc (a)	592	13
Medtox Scientific Inc (a)	243	4	Constant Contact Inc (a)	644	19
Merge Healthcare Inc (a)	1,928	11	DealerTrack Holdings Inc (a)	762	23
Meridian Bioscience Inc	902	18	Dice Holdings Inc (a)	1,675	16
Merit Medical Systems Inc (a)	12,105	150	eResearchTechnology Inc (a)	814	6
Natus Medical Inc (a)	484	6	ExactTarget Inc (a)	5,707	148
NuVasive Inc (a)	814	14	Global Sources Ltd (a)	359	2
NxStage Medical Inc (a)	860	17	HealthStream Inc (a)	626	14
OraSure Technologies Inc (a)	1,615	19	InfoSpace Inc (a)	148	2
Orthofix International NV (a)	397	15	Keynote Systems Inc	448	9
PSS World Medical Inc (a)	1,130	29	Liquidity Services Inc (a)	414	19
Quidel Corp (a)	961	18	LoopNet Inc (a)	573	11
Rockwell Medical Technologies Inc (a)	541	5	NIC Inc	1,381	17
Spectranetics Corp (a)	1,128	12	Nutrisystem Inc	933	10
STAAR Surgical Co (a)	1,021	11	OpenTable Inc (a)	506	20
STERIS Corp	1,304	41	QuinStreet Inc (a)	106	1
Symmetry Medical Inc (a)	295	2	Rackspace Hosting Inc (a)	4,670	270
Synergetics USA Inc (a)	715	5	Responsys Inc (a)	319	4
Uroplasty Inc (a)	575	2	Saba Software Inc (a)	26,083	256
Vascular Solutions Inc (a)	556	6	Sapient Corp	2,389	30
Volcano Corp (a)	1,148	33	Shutterfly Inc (a)	573	18
West Pharmaceutical Services Inc	404	17	Sourcefire Inc (a)	12,490	601
Young Innovations Inc	60	2	SPS Commerce Inc (a)	272	7
Zoll Medical Corp (a)	482	45	Stamps.com Inc (a)	342	10
		$ 1,241	TIBCO Software Inc (a)	14,056	429
			ValueClick Inc (a)	1,737	34
Healthcare - Services - 2.00%			VASCO Data Security International Inc (a)	934	10
Acadia Healthcare Co Inc (a)	17,315	282	VirnetX Holding Corp (a)	783	19
Air Methods Corp (a)	249	22	Vocus Inc (a)	570	8
Alliance HealthCare Services Inc (a)	866	1	Websense Inc (a)	825	17
Bio-Reference Labs Inc (a)	520	12	Zix Corp (a)	2,136	6
Centene Corp (a)	687	34
Emeritus Corp (a)	613	11			$ 2,425
Ensign Group Inc/The	551	15	Iron & Steel - 0.64%
IPC The Hospitalist Co Inc (a)	3,935	145	Carpenter Technology Corp	6,900	360
Metropolitan Health Networks Inc (a)	1,464	14	Metals USA Holdings Corp (a)	380	6
Molina Healthcare Inc (a)	15,756	530			$ 366
Select Medical Holdings Corp (a)	323	3
US Physical Therapy Inc	379	9	Leisure Products & Services - 0.41%
Vanguard Health Systems Inc (a)	349	3	Black Diamond Inc (a)	14,108	131
WellCare Health Plans Inc (a)	937	67	Brunswick Corp/DE	1,714	44
		$ 1,148	Interval Leisure Group Inc	891	15
			Life Time Fitness Inc (a)	849	43
Holding Companies - Diversified - 0.02%			Town Sports International Holdings Inc (a)	281	4
Primoris Services Corp	806	13			$ 237

			Lodging - 0.02%
Home Furnishings - 0.97%			Ameristar Casinos Inc	598	11
DTS Inc/CA (a)	601	18
Ethan Allen Interiors Inc	277	7
Select Comfort Corp (a)	8,144	264	Machinery - Construction & Mining - 0.53%
Skullcandy Inc (a)	14,834	235	Terex Corp (a)	13,510	304
TiVo Inc (a)	2,633	31
		$ 555	Machinery - Diversified - 3.99%
			Albany International Corp	159	4
Housewares - 0.01%			Altra Holdings Inc (a)	590	11
Libbey Inc (a)	638	8
			Applied Industrial Technologies Inc	931	38
			Cascade Corp	15	1
Insurance - 0.01%			Chart Industries Inc (a)	7,380	542
Amtrust Financial Services Inc	98	3	Cognex Corp	762	32
Crawford & Co	839	4	Columbus McKinnon Corp/NY (a)	513	8
		$ 7	DXP Enterprises Inc (a)	285	12
			Flow International Corp (a)	1,367	6
			Global Power Equipment Group Inc (a)	255	7

See accompanying notes

128

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified (continued)			Office Furnishings - 0.16%
Gorman-Rupp Co/The	7,712	$ 225	Herman Miller Inc	1,259	$ 29
iRobot Corp (a)	504	14	HNI Corp	983	27
Kadant Inc (a)	98	2	Interface Inc	1,164	16
Lindsay Corp	2,757	182	Knoll Inc	1,049	18
Middleby Corp (a)	5,540	561	Steelcase Inc	321	3
Robbins & Myers Inc	6,164	321			$ 93
Sauer-Danfoss Inc	249	12
Tennant Co	6,989	307	Oil & Gas - 5.14%
Twin Disc Inc	278	7	Alon USA Energy Inc	278	3
		$ 2,292	Apco Oil and Gas International Inc	176	12
			Approach Resources Inc (a)	415	15
Media - 0.41%			Berry Petroleum Co	1,147	54
Belo Corp	879	7	Bill Barrett Corp (a)	115	3
Cumulus Media Inc (a)	259	1	BPZ Resources Inc (a)	25,044	102
Knology Inc (a)	540	10	Callon Petroleum Co (a)	1,323	8
Sinclair Broadcast Group Inc	19,481	215	Carrizo Oil & Gas Inc (a)	867	25
		$ 233	Cheniere Energy Inc (a)	25,272	378
			Clayton Williams Energy Inc (a)	128	10
Metal Fabrication & Hardware - 0.51%			Contango Oil & Gas Co (a)	271	16
Ampco-Pittsburgh Corp	30	1	CVR Energy Inc	1,955	52
Dynamic Materials Corp	461	10	Energy XXI Bermuda Ltd (a)	1,677	61
Furmanite Corp (a)	1,278	8	GeoResources Inc (a)	251	8
Haynes International Inc	210	13	Gulfport Energy Corp (a)	17,735	517
Mueller Industries Inc	167	8	Hercules Offshore Inc (a)	44,371	210
NN Inc (a)	567	5	Isramco Inc (a)	37	3
RBC Bearings Inc (a)	380	17	Kodiak Oil & Gas Corp (a)	45,273	451
Rexnord Corp (a)	9,675	204	Magnum Hunter Resources Corp (a)	98,520	631
Sun Hydraulics Corp	443	11	Magnum Hunter Resources Corp - Warrants	6,002	—
Worthington Industries Inc	772	15	(a),(b),(c)
		$ 292	McMoRan Exploration Co (a)	1,891	20
Mining - 1.19%			Northern Oil and Gas Inc (a)	1,406	29
Allied Nevada Gold Corp (a)	12,678	412	Oasis Petroleum Inc (a)	1,147	35
AMCOL International Corp	470	14	Panhandle Oil and Gas Inc	237	7
Coeur d'Alene Mines Corp (a)	177	4	Petroquest Energy Inc (a)	371	2
Globe Specialty Metals Inc	1,214	18	Resolute Energy Corp (a)	1,596	18
Gold Resource Corp	527	13	Rex Energy Corp (a)	14,388	154
Hecla Mining Co	5,376	25	Rosetta Resources Inc (a)	1,179	58
McEwen Mining Inc (a)	2,030	9	Stone Energy Corp (a)	1,091	31
Midway Gold Corp (a)	2,815	4	Vaalco Energy Inc (a)	218	2
Noranda Aluminum Holding Corp	786	8	W&T Offshore Inc	776	16
Revett Minerals Inc (a)	440	2	Warren Resources Inc (a)	380	1
Stillwater Mining Co (a)	2,220	28	Western Refining Inc	1,103	21
United States Lime & Minerals Inc (a)	16	1			$ 2,953
US Silica Holdings Inc (a)	6,932	145
Vista Gold Corp (a)	366	1	Oil & Gas Services - 1.22%
			Basic Energy Services Inc (a)	813	14
		$ 684	C&J Energy Services Inc (a)	202	4
Miscellaneous Manufacturing - 1.32%			Dawson Geophysical Co (a)	71	2
Actuant Corp	377	11	Dril-Quip Inc (a)	765	50
AZZ Inc	277	14	Flotek Industries Inc (a)	1,152	14
Blount International Inc (a)	1,066	18	Global Geophysical Services Inc (a)	582	6
CLARCOR Inc	1,053	52	Gulf Island Fabrication Inc	66	2
Colfax Corp (a)	949	33	Hornbeck Offshore Services Inc (a)	5,960	251
Fabrinet (a)	705	12	ION Geophysical Corp (a)	2,925	19
GP Strategies Corp (a)	132	2	Key Energy Services Inc (a)	2,489	38
Hexcel Corp (a)	1,820	44	Lufkin Industries Inc	587	47
Hillenbrand Inc	1,389	32	Matrix Service Co (a)	127	2
John Bean Technologies Corp	919	15	Mitcham Industries Inc (a)	220	5
Koppers Holdings Inc	465	18	Newpark Resources Inc (a)	182	2
LSB Industries Inc (a)	415	16	OYO Geospace Corp (a)	150	16
Myers Industries Inc	76	1	Pioneer Drilling Co (a)	1,636	14
NL Industries Inc	203	3	Targa Resources Corp	354	16
Park-Ohio Holdings Corp (a)	272	5	Tesco Corp (a)	13,802	195
PMFG Inc (a)	715	11	Tetra Technologies Inc (a)	274	3
Proto Labs Inc (a)	472	16			$ 700
Raven Industries Inc	6,848	418	Packaging & Containers - 0.03%
Standex International Corp	67	3	Graphic Packaging Holding Co (a)	2,690	15
Sturm Ruger & Co Inc	418	21
Trimas Corp (a)	555	12
		$ 757	Pharmaceuticals - 8.55%
			Achillion Pharmaceuticals Inc (a)	42,376	406

See accompanying notes

129

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Acura Pharmaceuticals Inc (a)	346	$ 1	CBL & Associates Properties Inc	1,018	$ 19
Akorn Inc (a)	48,507	567	DuPont Fabros Technology Inc	432	11
Alkermes PLC (a)	2,099	39	EastGroup Properties Inc	272	14
Allos Therapeutics Inc (a)	2,066	3	Equity Lifestyle Properties Inc	489	34
Amicus Therapeutics Inc (a)	545	3	Extra Space Storage Inc	802	23
Anacor Pharmaceuticals Inc (a)	330	2	Gladstone Commercial Corp	126	2
Antares Pharma Inc (a)	3,033	10	Glimcher Realty Trust	1,947	20
Ardea Biosciences Inc (a)	11,538	251	Highwoods Properties Inc	1,199	40
Array Biopharma Inc (a)	1,292	4	Home Properties Inc	1,058	65
Auxilium Pharmaceuticals Inc (a)	1,053	20	Investors Real Estate Trust	499	4
AVI BioPharma Inc (a)	4,575	7	Kilroy Realty Corp	741	35
BioScrip Inc (a)	1,006	7	LTC Properties Inc	188	6
Biospecifics Technologies Corp (a)	160	2	Mid-America Apartment Communities Inc	808	54
Catalyst Health Solutions Inc (a)	7,009	447	National Health Investors Inc	235	11
Depomed Inc (a)	1,856	12	Newcastle Investment Corp	1,810	11
Dusa Pharmaceuticals Inc (a)	35,042	219	Omega Healthcare Investors Inc	1,852	39
Dyax Corp (a)	2,627	4	Potlatch Corp	416	13
Hi-Tech Pharmacal Co Inc (a)	103	4	PS Business Parks Inc	127	8
Idenix Pharmaceuticals Inc (a)	9,747	96	Tanger Factory Outlet Centers	7,460	222
Impax Laboratories Inc (a)	1,312	32	Universal Health Realty Income Trust	202	8
Infinity Pharmaceuticals Inc (a)	614	7	Urstadt Biddle Properties Inc	93	2
Ironwood Pharmaceuticals Inc (a)	1,186	16	Washington Real Estate Investment Trust	324	10
Isis Pharmaceuticals Inc (a)	1,848	16			$ 721
Jazz Pharmaceuticals PLC (a)	8,876	431
KV Pharmaceutical Co (a)	1,179	2	Retail - 16.06%
Lannett Co Inc (a)	173	1	Aeropostale Inc (a)	16,602	359
MannKind Corp (a)	2,536	6	AFC Enterprises Inc (a)	856	14
MAP Pharmaceuticals Inc (a)	756	11	America's Car-Mart Inc/TX (a)	146	6
			ANN INC (a)	1,154	33
Medicis Pharmaceutical Corp	1,120	42	Ascena Retail Group Inc (a)	1,392	62
Medivation Inc (a)	8,769	656
Nature's Sunshine Products Inc (a)	359	6	BJ's Restaurants Inc (a)	10,933	550
Nektar Therapeutics (a)	1,385	11	Body Central Corp (a)	27,577	800
Neogen Corp (a)	447	17	Bravo Brio Restaurant Group Inc (a)	20,633	411
Neurocrine Biosciences Inc (a)	1,399	11	Buckle Inc/The	597	29
Obagi Medical Products Inc (a)	604	8	Buffalo Wild Wings Inc (a)	353	32
Omega Protein Corp (a)	71	—	Caribou Coffee Co Inc (a)	228	4
Onyx Pharmaceuticals Inc (a)	1,395	53	Carrols Restaurant Group Inc (a)	383	6
Opko Health Inc (a)	2,287	11	Casey's General Stores Inc	730	40
Optimer Pharmaceuticals Inc (a)	860	12	Cash America International Inc	332	16
Osiris Therapeutics Inc (a)	499	3	Cato Corp/The	613	17
Par Pharmaceutical Cos Inc (a)	6,177	239	CEC Entertainment Inc	440	17
Pernix Therapeutics Holdings (a)	106	1	Cheesecake Factory Inc/The (a)	1,280	38
Pharmacyclics Inc (a)	1,011	28	Coinstar Inc (a)	695	44
POZEN Inc (a)	869	5	Cost Plus Inc (a)	26,951	482
Progenics Pharmaceuticals Inc (a)	707	7	Cracker Barrel Old Country Store Inc	480	27
Questcor Pharmaceuticals Inc (a)	1,169	44	Denny's Corp (a)	2,477	10
Rigel Pharmaceuticals Inc (a)	973	8	DineEquity Inc (a)	342	17
Sagent Pharmaceuticals Inc (a)	16,555	296	Domino's Pizza Inc	491	18
Salix Pharmaceuticals Ltd (a)	11,956	627	Einstein Noah Restaurant Group Inc	174	3
Santarus Inc (a)	1,843	11	Express Inc (a)	1,225	31
Schiff Nutrition International Inc (a)	110	1	Ezcorp Inc (a)	1,048	34
Sciclone Pharmaceuticals Inc (a)	1,099	7	Finish Line Inc/The	17,884	380
Theravance Inc (a)	1,109	22	First Cash Financial Services Inc (a)	699	30
USANA Health Sciences Inc (a)	221	8	Francesca's Holdings Corp (a)	20,169	638
Vivus Inc (a)	6,782	151	Genesco Inc (a)	82	6
XenoPort Inc (a)	945	4	GNC Holdings Inc	17,850	622
			Gordmans Stores Inc (a)	164	4
		$ 4,915	Hibbett Sports Inc (a)	14,489	790
Pipelines - 0.02%			HSN Inc	886	34
Crosstex Energy Inc	807	11	JOS A Bank Clothiers Inc (a)	612	31
			Krispy Kreme Doughnuts Inc (a)	2,023	15
			Liz Claiborne Inc (a)	17,490	234
Real Estate - 0.03%			Lumber Liquidators Holdings Inc (a)	430	11
HFF Inc (a)	982	16
			Mattress Firm Holding Corp (a)	10,413	395
			Men's Wearhouse Inc	283	11
REITS - 1.25%			Nu Skin Enterprises Inc	1,262	73
Acadia Realty Trust	303	7	Pantry Inc/The (a)	58	1
Alexander's Inc	44	17	Papa John's International Inc (a)	419	16
American Assets Trust Inc	670	15	PF Chang's China Bistro Inc	376	15
American Campus Communities Inc	660	30	Pier 1 Imports Inc	654	12
Associated Estates Realty Corp	69	1	Pricesmart Inc	342	25

See accompanying notes

130

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Software (continued)
Red Robin Gourmet Burgers Inc (a)	10,159	$ 378	Dynavox Inc (a)	238	$ 1
Rush Enterprises Inc - Class A (a)	10,550	224	Ebix Inc	677	16
Ruth's Hospitality Group Inc (a)	191	1	Envestnet Inc (a)	646	8
Sonic Corp (a)	1,371	10	EPIQ Systems Inc	70	1
Systemax Inc (a)	23	—	Epocrates Inc (a)	189	2
Teavana Holdings Inc (a)	9,437	186	Fair Isaac Corp	448	20
Texas Roadhouse Inc	24,050	400	Guidance Software Inc (a)	447	5
Ulta Salon Cosmetics & Fragrance Inc	9,175	852	InnerWorkings Inc (a)	838	10
Vera Bradley Inc (a)	439	13	JDA Software Group Inc (a)	272	8
Vitamin Shoppe Inc (a)	11,415	504	Jive Software Inc (a)	4,720	128
Wet Seal Inc/The (a)	48,332	167	MedAssets Inc (a)	860	11
Winmark Corp	73	4	Medidata Solutions Inc (a)	464	12
World Fuel Services Corp	895	37	MicroStrategy Inc (a)	149	21
Zumiez Inc (a)	470	17	MModal Inc (a)	1,157	12
		$ 9,236	Monotype Imaging Holdings Inc (a)	769	11
			NetSuite Inc (a)	584	29
Savings & Loans - 0.00%			Omnicell Inc (a)	519	8
Westfield Financial Inc	253	2	Opnet Technologies Inc	497	14
			Parametric Technology Corp (a)	2,604	73
Semiconductors - 3.47%			PDF Solutions Inc (a)	745	6
Aeroflex Holding Corp (a)	686	8	Pegasystems Inc	319	12
Amtech Systems Inc (a)	288	2	Progress Software Corp (a)	806	19
ATMI Inc (a)	63	2	PROS Holdings Inc (a)	743	14
Cabot Microelectronics Corp	182	7	QLIK Technologies Inc (a)	13,663	437
Cavium Inc (a)	8,158	253	Quality Systems Inc	7,663	335
Ceva Inc (a)	444	10	Quest Software Inc (a)	601	14
Cirrus Logic Inc (a)	1,276	30	RealPage Inc (a)	663	13
Diodes Inc (a)	680	16	SciQuest Inc (a)	416	6
Entegris Inc (a)	1,510	14	SolarWinds Inc (a)	1,258	49
Entropic Communications Inc (a)	1,866	11	Synchronoss Technologies Inc (a)	15,133	483
GT Advanced Technologies Inc (a)	2,799	23	Take-Two Interactive Software Inc (a)	1,414	22
Hittite Microwave Corp (a)	705	38	Taleo Corp (a)	791	36
Inphi Corp (a)	13,795	196	Tyler Technologies Inc (a)	650	25
Integrated Device Technology Inc (a)	41,374	296	Ultimate Software Group Inc (a)	11,178	819
IXYS Corp (a)	535	7	Verint Systems Inc (a)	408	13
Kopin Corp (a)	843	3			$ 3,040
Lattice Semiconductor Corp (a)	1,166	8
LTX-Credence Corp (a)	857	6	Storage & Warehousing - 0.01%
			Wesco Aircraft Holdings Inc (a)	261	4
Micrel Inc	1,153	12
Microsemi Corp (a)	16,764	359
Monolithic Power Systems Inc (a)	20,479	403	Telecommunications - 4.81%
Nanometrics Inc (a)	5,693	105	8x8 Inc (a)	2,025	9
Omnivision Technologies Inc (a)	1,046	21	Acme Packet Inc (a)	4,518	124
Pericom Semiconductor Corp (a)	104	1	ADTRAN Inc	1,438	45
Power Integrations Inc	648	24	Alaska Communications Systems Group Inc	292	1
Rambus Inc (a)	2,182	14	Anaren Inc (a)	53	1
Rubicon Technology Inc (a)	571	6	Anixter International Inc (a)	331	24
Semtech Corp (a)	1,451	41	Aruba Networks Inc (a)	24,155	538
TriQuint Semiconductor Inc (a)	3,160	22	Atlantic Tele-Network Inc	71	3
Ultra Clean Holdings (a)	741	6	Cincinnati Bell Inc (a)	1,944	8
Ultratech Inc (a)	568	16	Consolidated Communications Holdings Inc	722	14
Veeco Instruments Inc (a)	650	19	Extreme Networks (a)	742	3
Volterra Semiconductor Corp (a)	561	19	Finisar Corp (a)	16,674	336
		$ 1,998	General Communication Inc (a)	1,433	13
			GeoEye Inc (a)	43	1
Software - 5.29%			Globecomm Systems Inc (a)	510	7
ACI Worldwide Inc (a)	737	30
Actuate Corp (a)	1,119	7	HickoryTech Corp	429	4
Advent Software Inc (a)	724	19	InterDigital Inc/PA	6,941	242
			IPG Photonics Corp (a)	12,273	639
American Software Inc/Georgia	768	7	Iridium Communications Inc (a)	165	1
Aspen Technology Inc (a)	1,868	38	Ixia (a)	22,436	280
athenahealth Inc (a)	767	57	LogMeIn Inc (a)	437	15
Blackbaud Inc	982	33	Lumos Networks Corp	493	5
Bottomline Technologies Inc (a)	775	22	Neonode Inc (a)	31,750	115
CommVault Systems Inc (a)	972	48	Netgear Inc (a)	813	31
Computer Programs & Systems Inc	243	14	NTELOS Holdings Corp	520	11
Concur Technologies Inc (a)	859	49	Oplink Communications Inc (a)	277	5
Convio Inc (a)	418	6
CSG Systems International Inc (a)	541	8	Plantronics Inc	406	16
			RF Micro Devices Inc (a)	933	5
Deltek Inc (a)	728	8	RigNet Inc (a)	188	3
Digi International Inc (a)	126	1

See accompanying notes

131

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

			(c) Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
COMMON STOCKS (continued)	Shares Held	Value (000's)	these securities totaled $0 or 0.00% of net assets.
Telecommunications (continued)
Shenandoah Telecommunications Co	774	$ 9
ShoreTel Inc (a)	41,510	236
TeleNav Inc (a)	497	4	Unrealized Appreciation (Depreciation)
Ubiquiti Networks Inc (a)	69	2	The net federal income tax unrealized appreciation (depreciation) and federal tax
ViaSat Inc (a)	261	13	cost of investments held as of the period end were as follows:
Vonage Holdings Corp (a)	1,998	4
			Unrealized Appreciation	$ 13,119
		$ 2,767	Unrealized Depreciation	(1,595)
Transportation - 1.11%			Net Unrealized Appreciation (Depreciation)	$ 11,524
Echo Global Logistics Inc (a)	366	6	Cost for federal income tax purposes	$ 45,784
Forward Air Corp	644	24
Genesee & Wyoming Inc (a)	762	41	All dollar amounts are shown in thousands (000's)
Golar LNG Ltd	888	34
Gulfmark Offshore Inc (a)	134	6	Portfolio Summary (unaudited)
Heartland Express Inc	1,096	16	Sector	Percent
HUB Group Inc (a)	3,153	113	Consumer, Cyclical	25.58%
Knight Transportation Inc	1,175	21	Consumer, Non-cyclical	19.29%
Marten Transport Ltd	79	2	Industrial	13.46%
Old Dominion Freight Line Inc (a)	1,049	50	Technology	11.67%
Pacer International Inc (a)	119	1	Financial	10.33%
Quality Distribution Inc (a)	151	2	Communications	9.43%
Roadrunner Transportation Systems Inc (a)	17,804	309	Energy	7.03%
Swift Transportation Co (a)	751	9	Basic Materials	2.85%
Werner Enterprises Inc	208	5	Diversified	0.02%
		$ 639	Utilities	0.02%
			Other Assets in Excess of Liabilities, Net	0.32%
Trucking & Leasing - 0.03%			TOTAL NET ASSETS	100.00%
TAL International Group Inc	486	18

TOTAL COMMON STOCKS		$ 54,371
	Maturity
REPURCHASE AGREEMENTS - 5.11%	Amount (000's)	Value (000's)

Banks - 5.11%
Investment in Joint Trading Account; Credit	$ 514	$ 514
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $524,438; 4.25% - 8.75%; dated
08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	283	284
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $288,821;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	596	596
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $608,044; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	522	522
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $532,039; 0.00% - 6.47%; dated
04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	1,021	1,021
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,041,912; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 2,937
TOTAL REPURCHASE AGREEMENTS		$ 2,937
Total Investments		$ 57,308
Other Assets in Excess of Liabilities, Net - 0.32%		$ 185
TOTAL NET ASSETS - 100.00%		$ 57,493

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

132

Schedule of Investments
SmallCap Growth Account II
March 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	39 $	3,157	$ 3,228	$ 71
Total					$ 71
All dollar amounts are shown in thousands (000's)

See accompanying notes

133

Schedule of Investments SmallCap Value Account I March 31, 2012 (unaudited)

COMMON STOCKS - 93.83%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.05%				Banks (continued)
Harte-Hanks Inc	2,187	$ 20		Banco Latinoamericano de Comercio Exterior	5,827	$ 123
Marchex Inc	972	4		SA
Millennial Media Inc (a)	1,200	28		BancorpSouth Inc	4,217	57
		$ 52		Bank of Kentucky Financial Corp	430	11
				Bank of Marin Bancorp	404	15
Aerospace & Defense - 2.10%				Bank of the Ozarks Inc	4,260	133
AAR Corp	1,448	26		Banner Corp	4,411	97
Cubic Corp	451	21		BBCN Bancorp Inc (a)	10,359	115
Curtiss-Wright Corp	5,748	213		Boston Private Financial Holdings Inc	9,304	93
Ducommun Inc (a)	5,500	66
Esterline Technologies Corp (a)	4,941	353		Bridge Bancorp Inc	332	7
				Bridge Capital Holdings (a)	682	9
Kaman Corp	593	20		Bryn Mawr Bank Corp	665	15
Kratos Defense & Security Solutions Inc (a)	9,600	51
LMI Aerospace Inc (a)	13,841	252		Camden National Corp	1,468	52
				Capital Bank Corp (a)	1,046	2
M/A-COM Technology Solutions Holdings Inc	1,600	33		Cardinal Financial Corp	2,174	25
(a)
Moog Inc (a)	3,117	134		Cathay General Bancorp	10,579	187
Orbital Sciences Corp (a)	1,682	22		Center Bancorp Inc	2,304	23
Teledyne Technologies Inc (a)	1,337	84		Centerstate Banks Inc	2,376	19
				Central Pacific Financial Corp (a)	3,900	51
Triumph Group Inc	15,502	972		Century Bancorp Inc/MA	269	7
		$ 2,247		Chemical Financial Corp	4,120	96
Agriculture - 0.32%				Citizens & Northern Corp	5,866	117
Andersons Inc/The	5,417	264		Citizens Republic Bancorp Inc (a)	22,055	344
Universal Corp/VA	1,178	55		City Holding Co	5,992	209
Vector Group Ltd	1,206	21		CNB Financial Corp/PA	1,822	30
		$ 340		CoBiz Financial Inc	10,080	71
				Columbia Banking System Inc	5,263	120
Airlines - 1.65%				Community Bank System Inc	5,018	144
Alaska Air Group Inc (a)	19,062	683		Community Trust Bancorp Inc	5,583	179
Hawaiian Holdings Inc (a)	3,902	21		CVB Financial Corp	36,645	431
JetBlue Airways Corp (a)	48,465	237		Eagle Bancorp Inc (a)	1,279	21
Republic Airways Holdings Inc (a)	40,014	197		East West Bancorp Inc	4,300	99
SkyWest Inc	2,578	29		Enterprise Bancorp Inc/MA	435	7
Spirit Airlines Inc (a)	5,365	107		Enterprise Financial Services Corp	6,931	81
US Airways Group Inc (a)	64,593	490		Financial Institutions Inc	6,578	106
		$ 1,764		First Bancorp Inc/ME	1,158	17
Apparel - 1.08%				First Bancorp/Troy NC	5,900	64
Carter's Inc (a)	496	25		First Busey Corp	16,787	83
Iconix Brand Group Inc (a)	13,037	227		First Commonwealth Financial Corp	70,724	433
Jones Group Inc/The	13,627	171		First Community Bancshares Inc/VA	9,343	125
Maidenform Brands Inc (a)	4,800	108		First Connecticut Bancorp Inc/Farmington CT	1,393	18
Oxford Industries Inc	2,900	147		First Financial Bancorp	24,498	424
Perry Ellis International Inc (a)	13,750	257		First Financial Bankshares Inc	897	32
Quiksilver Inc (a)	6,443	26		First Financial Corp/IN	2,240	71
RG Barry Corp	617	7		First Interstate Bancsystem Inc	1,179	17
Skechers U.S.A. Inc (a)	1,596	20		First Merchants Corp	7,107	88
Warnaco Group Inc/The (a)	2,843	166		First Midwest Bancorp Inc/IL	14,750	177
		$ 1,154		First of Long Island Corp/The	1,454	39
				FirstMerit Corp	9,199	155
Automobile Parts & Equipment - 0.33%				FNB Corp/PA	28,067	339
American Axle & Manufacturing Holdings Inc	2,594	30		German American Bancorp Inc	1,839	36
(a)				Glacier Bancorp Inc	3,701	55
Dana Holding Corp	682	11		Great Southern Bancorp Inc	2,484	60
Douglas Dynamics Inc	670	9		Hancock Holding Co	3,968	141
Fuel Systems Solutions Inc (a)	742	19		Hanmi Financial Corp (a)	18,522	187
Meritor Inc (a)	2,339	19		Heartland Financial USA Inc	2,227	39
Miller Industries Inc/TN	882	15		Heritage Financial Corp/WA	1,237	17
Modine Manufacturing Co (a)	2,302	20		Home Bancshares Inc/AR	1,142	30
Spartan Motors Inc	2,549	13		Hudson Valley Holding Corp	2,149	35
Standard Motor Products Inc	992	18		Iberiabank Corp	3,919	210
Superior Industries International Inc	9,958	195		Independent Bank Corp/Rockland MA	6,214	179
		$ 349		International Bancshares Corp	6,656	140
				Lakeland Bancorp Inc	9,480	94
Banks - 10.88%				Lakeland Financial Corp	3,742	98
1st Source Corp	1,956	48		MainSource Financial Group Inc	9,697	117
Alliance Financial Corp/NY	1,570	47		MB Financial Inc	2,823	59
Ameris Bancorp (a)	1,885	25
				Merchants Bancshares Inc	1,261	35
Ames National Corp	641	15		National Bankshares Inc	522	16
Arrow Financial Corp	730	18		National Penn Bancshares Inc	18,955	168
Bancfirst Corp	2,001	87		NBT Bancorp Inc	6,191	137
				Old National Bancorp/IN	4,926	65
See accompanying notes			134

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Biotechnology (continued)
Oriental Financial Group Inc	19,242	$ 233	Medicines Co/The (a)	1,188	$ 24
Orrstown Financial Services Inc	3,331	30	Novavax Inc (a)	2,367	3
Pacific Continental Corp	1,426	13	Nymox Pharmaceutical Corp (a)	250	2
PacWest Bancorp	8,473	206	PDL BioPharma Inc	1,828	12
Park National Corp	1,871	129	RTI Biologics Inc (a)	17,726	66
Penns Woods Bancorp Inc	308	13	Vical Inc (a)	614	2
Peoples Bancorp Inc/OH	5,580	98			$ 881
Pinnacle Financial Partners Inc (a)	24,875	457
PrivateBancorp Inc	3,114	47	Building Materials - 0.53%
Prosperity Bancshares Inc	2,094	96	Apogee Enterprises Inc	1,246	16
Renasant Corp	6,826	111	Comfort Systems USA Inc	1,911	21
			Drew Industries Inc (a)	934	25
Republic Bancorp Inc/KY	3,395	81	Gibraltar Industries Inc (a)	1,502	23
S&T Bancorp Inc	4,059	88	Griffon Corp	2,116	23

Sandy Spring Bancorp Inc	1,252	23	Interline Brands Inc (a)	11,192	242
SCBT Financial Corp	710	23	Louisiana-Pacific Corp (a)	5,865	55
Sierra Bancorp	6,100	60
Simmons First National Corp	885	23	Quanex Building Products Corp	1,847	32
Southside Bancshares Inc	4,095	91	Simpson Manufacturing Co Inc	1,857	60
Southwest Bancorp Inc/Stillwater OK (a)	16,553	153	Texas Industries Inc	1,016	36
State Bank Financial Corp (a)	1,643	29	Universal Forest Products Inc	856	29
StellarOne Corp	5,617	67			$ 562
Sterling Bancorp/NY	2,420	23	Chemicals - 1.90%
Sterling Financial Corp/WA (a)	6,043	126	A Schulman Inc	1,526	41
Suffolk Bancorp (a)	1,000	13	Aceto Corp	2,000	19
Susquehanna Bancshares Inc	23,906	236	American Vanguard Corp	1,000	22
SVB Financial Group (a)	1,481	95	Chemtura Corp (a)	1,985	34
SY Bancorp Inc	2,484	57	Ferro Corp (a)	4,331	26
Texas Capital Bancshares Inc (a)	1,935	67	Georgia Gulf Corp (a)	15,132	528
Tompkins Financial Corp	2,045	82	HB Fuller Co	9,760	321
TowneBank/Portsmouth VA	1,885	25	Innophos Holdings Inc	3,400	170
Trico Bancshares	1,351	23	Innospec Inc (a)	1,189	36
Trustco Bank Corp NY	11,658	66	Landec Corp (a)	2,056	13
Trustmark Corp	7,227	180	Minerals Technologies Inc	953	62
UMB Financial Corp	1,429	64	Oil-Dri Corp of America	306	6
Umpqua Holdings Corp	5,023	68	Olin Corp	3,613	79
Union First Market Bankshares Corp	1,584	22	OM Group Inc (a)	1,626	45
United Bankshares Inc	3,741	108	PolyOne Corp	4,371	63
United Community Banks Inc/GA (a)	17,934	175	Quaker Chemical Corp	247	10
Univest Corp of Pennsylvania	1,287	22	Rockwood Holdings Inc (a)	2,700	141
Virginia Commerce Bancorp Inc (a)	9,258	81	Sensient Technologies Corp	2,700	103
Washington Banking Co	1,122	16	Solutia Inc	8,700	243
Washington Trust Bancorp Inc	3,327	80	Spartech Corp (a)	2,441	12
Webster Financial Corp	3,707	84	Stepan Co	425	37
WesBanco Inc	4,701	95	TPC Group Inc (a)	372	16
West Bancorporation Inc	10,108	101			$ 2,027
West Coast Bancorp/OR (a)	3,520	67
Westamerica Bancorporation	818	39	Coal - 0.33%
Western Alliance Bancorp (a)	3,360	28	Cloud Peak Energy Inc (a)	12,376	197
Wilshire Bancorp Inc (a)	24,400	118	James River Coal Co (a)	2,750	14
Wintrust Financial Corp	1,561	56	L&L Energy Inc (a)	1,667	4
		$ 11,624	Patriot Coal Corp (a)	476	3
			SunCoke Energy Inc (a)	8,042	115
Beverages - 0.09%			Westmoreland Coal Co (a)	2,239	25
Craft Brew Alliance Inc (a)	540	4			$ 358
Primo Water Corp (a)	47,200	92
		$ 96	Commercial Services - 4.19%
			ABM Industries Inc	3,926	96
Biotechnology - 0.82%			Advance America Cash Advance Centers Inc	7,641	81
AMAG Pharmaceuticals Inc (a)	1,491	24	Albany Molecular Research Inc (a)	1,653	4
Ariad Pharmaceuticals Inc (a)	2,100	33	American Reprographics Co (a)	2,508	13
Astex Pharmaceuticals (a)	4,091	8	AMN Healthcare Services Inc (a)	1,609	10
Cambrex Corp (a)	21,842	153	Ascent Capital Group Inc (a)	721	34
Celldex Therapeutics Inc (a)	9,588	48	Barrett Business Services Inc	569	11
Curis Inc (a)	1,775	8	Brink's Co/The	467	11
Enzon Pharmaceuticals Inc (a)	2,661	18	CBIZ Inc (a)	2,948	19
Harvard Bioscience Inc (a)	1,617	6	CDI Corp	867	16
Immunogen Inc (a)	1,692	24	Cenveo Inc (a)	71,300	241
Incyte Corp Ltd (a)	8,900	172	Convergys Corp (a)	5,340	71
InterMune Inc (a)	1,413	21	Corinthian Colleges Inc (a)	6,164	26
Lexicon Pharmaceuticals Inc (a)	131,100	244	CRA International Inc (a)	703	18
Maxygen Inc (a)	2,259	13	Cross Country Healthcare Inc (a)	2,072	10

See accompanying notes

135

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Consumer Products (continued)
Deluxe Corp	22,000	$ 515	CSS Industries Inc	576	$ 11
DFC Global Corp (a)	11,842	223	Ennis Inc	1,278	20
Electro Rent Corp	824	15	Helen of Troy Ltd (a)	24,645	839
Euronet Worldwide Inc (a)	2,546	53	Prestige Brands Holdings Inc (a)	34,356	601
Franklin Covey Co (a)	1,032	10	Spectrum Brands Holdings Inc (a)	278	10
FTI Consulting Inc (a)	2,119	79	Summer Infant Inc (a)	1,032	6
Gartner Inc (a)	2,200	94			$ 1,877
Geo Group Inc/The (a)	3,204	61
Global Cash Access Holdings Inc (a)	3,226	25	Cosmetics & Personal Care - 0.08%
			Elizabeth Arden Inc (a)	342	12
Great Lakes Dredge & Dock Corp	3,011	22	Revlon Inc (a)	4,111	71
Hackett Group Inc/The (a)	944	6
Heidrick & Struggles International Inc	1,288	28			$ 83
Hudson Highland Group Inc (a)	2,530	14	Distribution & Wholesale - 0.41%
Huron Consulting Group Inc (a)	99	4	Brightpoint Inc (a)	6,542	53
ICF International Inc (a)	1,007	26	Core-Mark Holding Co Inc	3,987	163
Kelly Services Inc	13,208	211	Owens & Minor Inc	562	17
Kforce Inc (a)	291	4	Scansource Inc (a)	1,161	43
Korn/Ferry International (a)	2,196	37	Titan Machinery Inc (a)	814	23
Lincoln Educational Services Corp	18,342	145	United Stationers Inc	4,308	134
Live Nation Entertainment Inc (a)	6,263	59			$ 433
Mac-Gray Corp	4,124	62
Matthews International Corp	897	28	Diversified Financial Services - 3.45%
McGrath Rentcorp	625	20	Aircastle Ltd	11,167	136
MoneyGram International Inc (a)	67	1	Apollo Residential Mortgage Inc	301	5
Multi-Color Corp	843	19	Artio Global Investors Inc	8,400	40
Navigant Consulting Inc (a)	11,540	161	BGC Partners Inc	25,800	191
On Assignment Inc (a)	1,631	28	Calamos Asset Management Inc	1,501	20
PAREXEL International Corp (a)	432	12	Cohen & Steers Inc	239	8
PHH Corp (a)	34,911	540	Cowen Group Inc (a)	64,470	175
Providence Service Corp/The (a)	775	12	Edelman Financial Group Inc	4,922	32
Quad/Graphics Inc	1,822	25	Encore Capital Group Inc (a)	9,000	203
Rent-A-Center Inc/TX	16,611	627	FXCM Inc	1,370	18
Resources Connection Inc	1,985	28	Gain Capital Holdings Inc	577	3
RSC Holdings Inc (a)	3,006	68	GAMCO Investors Inc	199	10
Stewart Enterprises Inc	19,889	120	GFI Group Inc	5,470	20
Team Inc (a)	5,100	158	Gleacher & Co Inc (a)	39,500	54
TeleTech Holdings Inc (a)	1,900	31	INTL. FCStone Inc (a)	1,053	22
TrueBlue Inc (a)	1,137	20	Investment Technology Group Inc (a)	2,079	25
United Rentals Inc (a)	2,228	96	KBW Inc	1,540	28
Vantiv Inc (a)	5,000	98	Knight Capital Group Inc (a)	15,800	203
Viad Corp	1,397	27	Manning & Napier Inc	757	11
		$ 4,473	Marlin Business Services Corp	650	10
			Medley Capital Corp	829	9
Computers - 1.32%			National Financial Partners Corp (a)	29,569	448
CACI International Inc (a)	5,246	327	Nelnet Inc	11,299	293
CIBER Inc (a)	12,000	51	Nicholas Financial Inc	727	10
Computer Task Group Inc (a)	418	6	Ocwen Financial Corp (a)	51,383	803
Dot Hill Systems Corp (a)	3,277	5	Piper Jaffray Cos (a)	798	21
Dynamics Research Corp (a)	668	6	SeaCube Container Leasing Ltd	18,374	316
Electronics for Imaging Inc (a)	9,384	156	Solar Senior Capital Ltd	578	9
Fusion-io Inc (a)	3,800	108	Stifel Financial Corp (a)	1,444	55
Imation Corp (a)	8,147	51	SWS Group Inc	17,766	102
Insight Enterprises Inc (a)	8,944	196	Virtus Investment Partners Inc (a)	28	2
Mentor Graphics Corp (a)	2,606	39	Walter Investment Management Corp	1,147	26
Mercury Computer Systems Inc (a)	5,114	68	World Acceptance Corp (a)	6,100	374
NCI Inc (a)	411	3			$ 3,682
Netscout Systems Inc (a)	2,300	47
Quantum Corp (a)	11,310	30	Electric - 3.62%
Radisys Corp (a)	7,136	52	Allete Inc	1,861	77
Rimage Corp	2,605	26	Atlantic Power Corp	4,653	64
Spansion Inc (a)	2,496	30	Avista Corp	2,573	66
SYKES Enterprises Inc (a)	1,854	29	Black Hills Corp	1,760	59
Unisys Corp (a)	3,855	76	Central Vermont Public Service Corp	731	26
Xyratex Ltd	6,665	106	CH Energy Group Inc	823	55
		$ 1,412	Cleco Corp	10,722	425
			El Paso Electric Co	10,958	356
Consumer Products - 1.76%			Empire District Electric Co/The	7,940	162
ACCO Brands Corp (a)	2,823	35	IDACORP Inc	14,113	580
American Greetings Corp	8,710	133	MGE Energy Inc	3,513	156
Blyth Inc	2,668	200	NorthWestern Corp	10,616	376
Central Garden and Pet Co - A Shares (a)	2,315	22	Otter Tail Corp	1,499	33

See accompanying notes

136

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electric (continued)			Entertainment (continued)
PNM Resources Inc	4,960	$ 91	Cinemark Holdings Inc	647	$ 14
Portland General Electric Co	14,997	375	International Speedway Corp	1,517	42
UIL Holdings Corp	4,755	165	Isle of Capri Casinos Inc (a)	10,600	75
Unisource Energy Corp	12,345	451	Multimedia Games Holding Co Inc (a)	2,104	23
Westar Energy Inc	12,500	349	Pinnacle Entertainment Inc (a)	2,880	33
		$ 3,866	Scientific Games Corp (a)	19,690	230
			Shuffle Master Inc (a)	771	14
Electrical Components & Equipment - 0.68%			Speedway Motorsports Inc	6,800	127
Advanced Energy Industries Inc (a)	2,185	29
Belden Inc	1,503	57			$ 585
Encore Wire Corp	944	28	Environmental Control - 0.55%
EnerSys (a)	12,260	425	Calgon Carbon Corp (a)	911	14
Generac Holdings Inc (a)	783	19	Darling International Inc (a)	9,900	173
Littelfuse Inc	2,606	164	EnergySolutions Inc (a)	61,100	299
Power-One Inc (a)	314	1	Metalico Inc (a)	4,267	19
		$ 723	Met-Pro Corp	1,070	11
			Tetra Tech Inc (a)	2,513	66
Electronics - 1.09%			US Ecology Inc	78	2
Analogic Corp	243	16			$ 584
Badger Meter Inc	195	7
Bel Fuse Inc	762	14	Food - 1.13%
Benchmark Electronics Inc (a)	3,054	50	Arden Group Inc	35	3
Brady Corp	2,197	71	B&G Foods Inc	6,241	140
Checkpoint Systems Inc (a)	5,189	58	Cal-Maine Foods Inc	651	25
Coherent Inc (a)	343	20	Chefs' Warehouse Inc/The (a)	355	8
CTS Corp	2,715	29	Chiquita Brands International Inc (a)	2,346	21
Cymer Inc (a)	1,156	58	Dole Food Co Inc (a)	10,800	108
Daktronics Inc	7,213	64	Fresh Del Monte Produce Inc	1,858	42
DDi Corp	5,924	73	Hain Celestial Group Inc (a)	1,374	60
Electro Scientific Industries Inc	1,598	24	Ingles Markets Inc	946	17
ESCO Technologies Inc	963	35	Nash Finch Co	616	18
FEI Co (a)	3,627	178	Pilgrim's Pride Corp (a)	2,728	20
InvenSense Inc (a)	424	8	Ruddick Corp	1,118	45
Kemet Corp (a)	2,111	20	Sanderson Farms Inc	989	52
Multi-Fineline Electronix Inc (a)	560	15	Seaboard Corp (a)	16	31
Newport Corp (a)	1,288	23	Smart Balance Inc (a)	2,345	16
OSI Systems Inc (a)	332	20	Snyders-Lance Inc	2,096	54
Park Electrochemical Corp	1,040	31	Spartan Stores Inc	25,363	460
Plexus Corp (a)	267	9	Tootsie Roll Industries Inc	191	4
Rofin-Sinar Technologies Inc (a)	758	20	TreeHouse Foods Inc (a)	742	44
Rogers Corp (a)	530	21	Village Super Market Inc	467	15
Sanmina-SCI Corp (a)	4,040	46	Weis Markets Inc	551	24
TTM Technologies Inc (a)	12,990	149			$ 1,207
Viasystems Group Inc (a)	194	4
Vishay Precision Group Inc (a)	958	14	Forest Products & Paper - 1.09%
Watts Water Technologies Inc	1,356	55	Boise Inc	5,071	42
X-Rite Inc (a)	2,602	12	Buckeye Technologies Inc	19,751	671
Zygo Corp (a)	1,056	21	Clearwater Paper Corp (a)	1,230	41
		$ 1,165	Domtar Corp	1,400	134
			KapStone Paper and Packaging Corp (a)	2,050	40
Energy - Alternate Sources - 0.26%			Neenah Paper Inc	570	17
FutureFuel Corp	1,800	20	PH Glatfelter Co	5,966	94
Green Plains Renewable Energy Inc (a)	14,126	153	Schweitzer-Mauduit International Inc	1,543	106
Renewable Energy Group Inc (a)	8,700	90	Wausau Paper Corp	2,133	20
REX American Resources Corp (a)	532	16			$ 1,165

		$ 279	Gas - 1.99%
Engineering & Construction - 1.17%			Chesapeake Utilities Corp	2,257	93
Aegion Corp (a)	1,924	34	Laclede Group Inc/The	7,308	285
Argan Inc	500	8	New Jersey Resources Corp	7,865	351
Dycom Industries Inc (a)	1,501	35	Northwest Natural Gas Co	1,413	64
EMCOR Group Inc	20,381	565	Piedmont Natural Gas Co Inc	3,161	98
Granite Construction Inc	1,714	49	South Jersey Industries Inc	4,391	220
Layne Christensen Co (a)	959	21	Southwest Gas Corp	12,876	550
MasTec Inc (a)	15,100	273	WGL Holdings Inc	11,487	467
Michael Baker Corp (a)	5,823	139			$ 2,128
Sterling Construction Co Inc (a)	1,260	12
Tutor Perini Corp (a)	1,520	24	Hand & Machine Tools - 0.25%
VSE Corp	3,509	88	Franklin Electric Co Inc	142	7
		$ 1,248	Regal-Beloit Corp	3,900	256
					$ 263
Entertainment - 0.55%
Churchill Downs Inc	489	27

See accompanying notes

137

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products - 0.78%			Home Furnishings - 0.32%
Accuray Inc (a)	612	$ 4	American Woodmark Corp (a)	737	$ 13
Affymetrix Inc (a)	5,539	24	Ethan Allen Interiors Inc	794	20
AngioDynamics Inc (a)	1,981	24	La-Z-Boy Inc (a)	3,275	50
Biolase Technology Inc (a)	1,830	5	Select Comfort Corp (a)	6,931	224
BioMimetic Therapeutics Inc (a)	893	2	Skullcandy Inc (a)	492	8
Cantel Medical Corp	961	24	Universal Electronics Inc (a)	665	13
CardioNet Inc (a)	1,414	4	VOXX International Corp (a)	1,411	19
Cerus Corp (a)	543	2			$ 347
Chindex International Inc (a)	498	5
Columbia Laboratories Inc (a)	95,250	68	Housewares - 0.06%
CONMED Corp	1,417	42	Lifetime Brands Inc	5,412	61
CryoLife Inc (a)	2,022	11
Cynosure Inc (a)	732	13	Insurance - 4.58%
Exactech Inc (a)	190	3	Alterra Capital Holdings Ltd	11,625	267
Greatbatch Inc (a)	14,964	367	American Equity Investment Life Holding Co	45,898	586
Hanger Orthopedic Group Inc (a)	1,234	27	American Safety Insurance Holdings Ltd (a)	4,008	75
ICU Medical Inc (a)	439	22	Amerisafe Inc (a)	14,552	360
Invacare Corp	1,292	21	Amtrust Financial Services Inc	8,261	223
IRIS International Inc (a)	382	5	Argo Group International Holdings Ltd	1,214	36
Medical Action Industries Inc (a)	690	4	Aspen Insurance Holdings Ltd	6,900	193
Natus Medical Inc (a)	1,043	12	Assured Guaranty Ltd	11,600	192
Palomar Medical Technologies Inc (a)	1,493	14	Citizens Inc/TX (a)	1,943	19
Solta Medical Inc (a)	4,533	14	CNO Financial Group Inc (a)	90,342	703
STAAR Surgical Co (a)	365	4	Delphi Financial Group Inc	13,890	622
SurModics Inc (a)	1,141	18	Donegal Group Inc	581	8
Symmetry Medical Inc (a)	2,109	15	EMC Insurance Group Inc	363	7
West Pharmaceutical Services Inc	757	32	Employers Holdings Inc	1,558	28
Wright Medical Group Inc (a)	1,954	38	Enstar Group Ltd (a)	357	35
Young Innovations Inc	284	9	FBL Financial Group Inc	2,089	70
Zeltiq Aesthetics Inc (a)	164	1	First American Financial Corp	5,461	91
		$ 834	Flagstone Reinsurance Holdings SA	2,105	17
			Fortegra Financial Corp (a)	462	4
Healthcare - Services - 2.05%			Greenlight Capital Re Ltd (a)	1,124	28
Almost Family Inc (a)	15,893	413
Amedisys Inc (a)	1,466	21	Harleysville Group Inc	600	35
AMERIGROUP Corp (a)	6,300	424	Horace Mann Educators Corp	2,958	52
Amsurg Corp (a)	1,565	44	Independence Holding Co	605	6
Assisted Living Concepts Inc	5,736	95	Infinity Property & Casualty Corp	627	33
Capital Senior Living Corp (a)	1,394	13	Kansas City Life Insurance Co	330	11
Centene Corp (a)	938	46	Maiden Holdings Ltd	2,503	23
Five Star Quality Care Inc (a)	56,138	191	Meadowbrook Insurance Group Inc	12,686	118
			MGIC Investment Corp (a)	8,329	41
Gentiva Health Services Inc (a)	5,420	48
HealthSouth Corp (a)	4,763	98	Montpelier Re Holdings Ltd ADR	2,747	53
Healthways Inc (a)	2,629	19	National Interstate Corp	538	14
Kindred Healthcare Inc (a)	2,542	22	National Western Life Insurance Co	172	24
			Navigators Group Inc/The (a)	580	27
Magellan Health Services Inc (a)	1,426	70
Molina Healthcare Inc (a)	1,005	34	OneBeacon Insurance Group Ltd	1,760	27
National Healthcare Corp	489	22	Platinum Underwriters Holdings Ltd	1,654	60
Select Medical Holdings Corp (a)	2,713	21	Presidential Life Corp	1,605	18
Skilled Healthcare Group Inc (a)	7,648	58	Primerica Inc	1,754	44
Sun Healthcare Group Inc (a)	1,948	13	ProAssurance Corp	2,577	227
Triple-S Management Corp (a)	21,846	505	Radian Group Inc	5,788	25
Universal American Corp/NY	1,557	17	RLI Corp	927	66

Vanguard Health Systems Inc (a)	1,543	15	Safety Insurance Group Inc	641	27
			Selective Insurance Group Inc	9,422	166
		$ 2,189	Stewart Information Services Corp	1,428	20
Holding Companies - Diversified - 0.04%			Symetra Financial Corp	10,686	123
Compass Diversified Holdings	2,091	31	Tower Group Inc	2,794	63
Harbinger Group Inc (a)	715	4	United Fire Group Inc	1,118	20
Primoris Services Corp	254	4	Universal Insurance Holdings Inc	1,355	5
		$ 39			$ 4,892

Home Builders - 0.18%			Internet - 0.47%
Cavco Industries Inc (a)	535	25	1-800-Flowers.com Inc (a)	1,919	6
KB Home	3,435	31	Archipelago Learning Inc (a)	408	5
MDC Holdings Inc	1,674	43	Bazaarvoice Inc (a)	2,800	56
Meritage Homes Corp (a)	1,197	32	DealerTrack Holdings Inc (a)	440	13
Ryland Group Inc/The	1,978	38	Digital River Inc (a)	1,631	30
Standard Pacific Corp (a)	4,692	21	Earthlink Inc	5,336	43
		$ 190	ePlus Inc (a)	284	9
			eResearchTechnology Inc (a)	1,776	14
			ExactTarget Inc (a)	1,800	47

See accompanying notes

138

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet (continued)			Media - 1.26%
InfoSpace Inc (a)	1,718	$ 22	AH Belo Corp	1,475	$ 7
Internap Network Services Corp (a)	562	4	Belo Corp	3,226	23
KIT Digital Inc (a)	1,509	11	Courier Corp	7,708	89
Orbitz Worldwide Inc (a)	1,630	5	Crown Media Holdings Inc (a)	1,727	3
QuinStreet Inc (a)	1,815	19	Cumulus Media Inc (a)	2,353	8
Safeguard Scientifics Inc (a)	1,067	18	Digital Generation Inc (a)	477	5
TechTarget Inc (a)	332	2	Dolan Co/The (a)	7,902	72
TeleCommunication Systems Inc (a)	5,803	16	Entercom Communications Corp (a)	47,209	307
United Online Inc	35,513	174	Fisher Communications Inc (a)	660	20
XO Group Inc (a)	1,008	9	Gray Television Inc (a)	3,924	7
		$ 503	Journal Communications Inc (a)	29,380	165
			Knology Inc (a)	153	3
Investment Companies - 0.78%			LIN TV Corp (a)	30,069	121
Apollo Investment Corp	8,746	63	McClatchy Co/The (a)	4,317	13
Arlington Asset Investment Corp	505	11	Meredith Corp	1,862	61
BlackRock Kelso Capital Corp	3,679	36	New York Times Co/The (a)	7,029	48
Capital Southwest Corp	232	22	Nexstar Broadcasting Group Inc (a)	805	7
Fifth Street Finance Corp	3,639	36	Saga Communications Inc (a)	268	10
Gladstone Capital Corp	5,164	42	Scholastic Corp	1,369	48
Golub Capital BDC Inc	942	14	Sinclair Broadcast Group Inc	29,722	329
Kohlberg Capital Corp	1,501	10			$ 1,346
Main Street Capital Corp	1,166	29
MCG Capital Corp	13,401	57	Metal Fabrication & Hardware - 0.66%
Medallion Financial Corp	1,146	13	Ampco-Pittsburgh Corp	603	12
New Mountain Finance Corp	544	7	Kaydon Corp	1,610	41
PennantPark Investment Corp	2,449	25	LB Foster Co	4,934	141
Prospect Capital Corp	36,141	397	Mueller Industries Inc	1,644	75
Solar Capital Ltd	1,889	42	Mueller Water Products Inc - Class A	6,631	22
Triangle Capital Corp	1,400	28	Northwest Pipe Co (a)	736	15
		$ 832	Olympic Steel Inc	723	17
			RBC Bearings Inc (a)	339	16
Iron & Steel - 0.02%			Rexnord Corp (a)	3,500	74
Universal Stainless & Alloy (a)	561	24	RTI International Metals Inc (a)	1,373	32
			Worthington Industries Inc	13,567	260
Leisure Products & Services - 0.11%					$ 705
Arctic Cat Inc (a)	624	27
Black Diamond Inc (a)	1,477	14	Mining - 0.96%
			Century Aluminum Co (a)	5,981	53
Callaway Golf Co	2,745	19	Coeur d'Alene Mines Corp (a)	21,207	504
Johnson Outdoors Inc (a)	373	7
			Golden Star Resources Ltd (a)	11,027	21
Life Time Fitness Inc (a)	297	15
			Horsehead Holding Corp (a)	2,175	25
Marine Products Corp	397	2	Jaguar Mining Inc (a)	4,355	20
Town Sports International Holdings Inc (a)	2,385	30
			Kaiser Aluminum Corp	476	22
		$ 114	Materion Corp (a)	941	27
Lodging - 0.13%			Revett Minerals Inc (a)	8,339	34
Boyd Gaming Corp (a)	2,712	21	Thompson Creek Metals Co Inc (a)	6,642	45
Gaylord Entertainment Co (a)	1,581	49	United States Lime & Minerals Inc (a)	156	9
Marcus Corp	1,589	20	US Silica Holdings Inc (a)	11,400	239
Monarch Casino & Resort Inc (a)	664	7	USEC Inc (a)	9,209	10
Orient-Express Hotels Ltd (a)	4,254	43	Vista Gold Corp (a)	4,751	15
		$ 140			$ 1,024

Machinery - Construction & Mining - 0.03%			Miscellaneous Manufacturing - 1.58%
Astec Industries Inc (a)	991	36	Actuant Corp	13,418	389
			American Railcar Industries Inc (a)	770	18
			AO Smith Corp	1,925	87
Machinery - Diversified - 1.69%			Barnes Group Inc	2,787	73
Alamo Group Inc	449	14	Ceradyne Inc	3,774	122
Albany International Corp	1,141	26	Chase Corp	479	8
Altra Holdings Inc (a)	2,300	44
			CLARCOR Inc	188	9
Applied Industrial Technologies Inc	13,850	570	EnPro Industries Inc (a)	13,579	558
Briggs & Stratton Corp	39,950	717	GP Strategies Corp (a)	4,508	79
Cascade Corp	1,027	51	Handy & Harman Ltd (a)	389	6
Cognex Corp	600	25	Hexcel Corp (a)	750	18
Columbus McKinnon Corp/NY (a)	312	5
Flow International Corp (a)	444	2	John Bean Technologies Corp	153	2
Global Power Equipment Group Inc (a)	584	16	Koppers Holdings Inc	1,900	73
			Lydall Inc (a)	1,289	13
Intermec Inc (a)	2,980	23	Metabolix Inc (a)	756	2
Kadant Inc (a)	7,113	169
			Movado Group Inc	878	22
NACCO Industries Inc	284	33	Myers Industries Inc	1,493	22
Robbins & Myers Inc	2,194	114	Proto Labs Inc (a)	1,000	34
		$ 1,809	Smith & Wesson Holding Corp (a)	3,160	25

See accompanying notes

139

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Standex International Corp	2,206	$ 91	Impax Laboratories Inc (a)	8,050	$ 198
STR Holdings Inc (a)	2,339	11	Medicis Pharmaceutical Corp	515	19
Tredegar Corp	1,252	25	Neurocrine Biosciences Inc (a)	28,394	226
		$ 1,687	Nutraceutical International Corp (a)	748	11
			Omega Protein Corp (a)	1,306	10
Office Furnishings - 0.12%			Par Pharmaceutical Cos Inc (a)	5,627	218
Knoll Inc	5,600	93	PharMerica Corp (a)	1,405	18
Steelcase Inc	3,469	33	Progenics Pharmaceuticals Inc (a)	588	6
		$ 126	Savient Pharmaceuticals Inc (a)	1,589	4
Oil & Gas - 1.70%			Schiff Nutrition International Inc (a)	655	8
Alon USA Energy Inc	202	2	Theravance Inc (a)	890	17
Approach Resources Inc (a)	584	22	Viropharma Inc (a)	3,600	108
Berry Petroleum Co	4,200	198	XenoPort Inc (a)	491	2
Bill Barrett Corp (a)	2,142	56			$ 1,188
Bonanza Creek Energy Inc (a)	2,600	57
Comstock Resources Inc (a)	2,356	37	Pipelines - 0.06%
Crimson Exploration Inc (a)	1,726	7	Crosstex Energy Inc	325	5
			SemGroup Corp (a)	2,037	59
CVR Energy Inc	12,500	334			$ 64
Delek US Holdings Inc	1,046	16
Endeavour International Corp (a)	1,842	22	Private Equity - 0.16%
Energy Partners Ltd (a)	4,918	82	American Capital Ltd (a)	15,400	134
GeoResources Inc (a)	607	20	Gladstone Investment Corp	1,711	13
Hercules Offshore Inc (a)	5,881	28	Hercules Technology Growth Capital Inc	2,533	28
Parker Drilling Co (a)	5,945	35			$ 175
Petroleum Development Corp (a)	1,173	43
Petroquest Energy Inc (a)	3,345	21	Publicly Traded Investment Fund - 0.01%
Rex Energy Corp (a)	474	5	THL Credit Inc	693	9
Stone Energy Corp (a)	3,300	94
Swift Energy Co (a)	2,083	60	Real Estate - 0.11%
Vaalco Energy Inc (a)	20,164	191	Forestar Group Inc (a)	1,582	25
Venoco Inc (a)	1,763	19	Kennedy-Wilson Holdings Inc	1,202	16
W&T Offshore Inc	17,300	365	Sovran Self Storage Inc	1,450	72
Warren Resources Inc (a)	17,162	56			$ 113
Western Refining Inc	2,241	42
		$ 1,812	REITS - 12.68%
			Acadia Realty Trust	1,797	40
Oil & Gas Services - 0.91%			Agree Realty Corp	897	20
C&J Energy Services Inc (a)	3,945	70	American Assets Trust Inc	138	3
Cal Dive International Inc (a)	10,400	34	American Campus Communities Inc	12,211	546
Dawson Geophysical Co (a)	444	15	American Capital Agency Corp	19,100	564
Exterran Holdings Inc (a)	2,726	36	Anworth Mortgage Asset Corp	90,922	598
Gulf Island Fabrication Inc	1,512	44	ARMOUR Residential REIT Inc	6,215	42
Helix Energy Solutions Group Inc (a)	13,191	235	Ashford Hospitality Trust Inc	39,964	360
Hornbeck Offshore Services Inc (a)	1,531	64	Associated Estates Realty Corp	2,423	40
Key Energy Services Inc (a)	971	15	BioMed Realty Trust Inc	8,178	155
Matrix Service Co (a)	1,735	24	CapLease Inc	34,500	139
Mitcham Industries Inc (a)	430	10	Capstead Mortgage Corp	57,440	754
Natural Gas Services Group Inc (a)	941	12	CBL & Associates Properties Inc	5,508	104
Newpark Resources Inc (a)	7,625	63	Cedar Realty Trust Inc	38,100	195
Pioneer Drilling Co (a)	1,026	9	Chesapeake Lodging Trust	5,619	101
RPC Inc	5,739	61	Cogdell Spencer Inc	37,100	157
Superior Energy Services Inc (a)	6,776	179	Colonial Properties Trust	11,971	260
Tesco Corp (a)	427	6	Colony Financial Inc	1,723	28
Tetra Technologies Inc (a)	9,655	91	Coresite Realty Corp	11,135	262
Union Drilling Inc (a)	1,197	7	Cousins Properties Inc	4,778	36
		$ 975	CreXus Investment Corp	2,517	26
Packaging & Containers - 0.51%			CubeSmart	6,516	78

Graphic Packaging Holding Co (a)	27,600	152	CYS Investments Inc	12,386	162
Rock-Tenn Co	5,800	392	DCT Industrial Trust Inc	61,858	365
			DDR Corp	6,800	99
		$ 544	DiamondRock Hospitality Co	39,632	408
Pharmaceuticals - 1.11%			DuPont Fabros Technology Inc	1,625	40
Achillion Pharmaceuticals Inc (a)	1,600	15	Dynex Capital Inc	2,415	23
Alkermes PLC (a)	14,100	262	EastGroup Properties Inc	3,262	164
Allos Therapeutics Inc (a)	1,189	2	Education Realty Trust Inc	4,890	53
Array Biopharma Inc (a)	3,732	13	Entertainment Properties Trust	6,179	287
BioScrip Inc (a)	736	5	Equity Lifestyle Properties Inc	3,546	247
Cornerstone Therapeutics Inc (a)	665	4	Equity One Inc	2,868	58
Dyax Corp (a)	1,398	2	Excel Trust Inc	1,345	16
Hi-Tech Pharmacal Co Inc (a)	535	19	Extra Space Storage Inc	7,149	206
Idenix Pharmaceuticals Inc (a)	2,167	21	FelCor Lodging Trust Inc (a)	31,100	112

See accompanying notes

140

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

REITS (continued)			Retail (continued)
First Industrial Realty Trust Inc (a)	54,044	$ 667	Conn's Inc (a)	45,823	$ 703
First Potomac Realty Trust	2,606	31	Cost Plus Inc (a)	6,777	121
Franklin Street Properties Corp	3,774	40	Cracker Barrel Old Country Store Inc	10,996	613
Getty Realty Corp	3,500	55	Denny's Corp (a)	2,042	8
Gladstone Commercial Corp	502	9	Dillard's Inc	3,500	221
Government Properties Income Trust	1,860	45	Domino's Pizza Inc	1,889	69
Hatteras Financial Corp	3,317	93	Finish Line Inc/The	18,456	391
Healthcare Realty Trust Inc	3,475	76	Fred's Inc	1,974	29
Hersha Hospitality Trust	6,284	34	Genesco Inc (a)	1,091	78
Highwoods Properties Inc	907	30	Gordmans Stores Inc (a)	21	—
Home Properties Inc	1,200	73	Group 1 Automotive Inc	3,987	224
Inland Real Estate Corp	4,122	37	hhgregg Inc (a)	5,775	66
Invesco Mortgage Capital Inc	8,981	159	HOT Topic Inc	2,178	22
Investors Real Estate Trust	3,359	26	Jack in the Box Inc (a)	1,843	44
iStar Financial Inc (a)	3,998	29	Kirkland's Inc (a)	1,253	20
Kilroy Realty Corp	1,851	86	Lithia Motors Inc	1,091	29
Kite Realty Group Trust	14,000	74	Liz Claiborne Inc (a)	3,984	53
LaSalle Hotel Properties	7,291	205	Mattress Firm Holding Corp (a)	296	11
Lexington Realty Trust	54,264	488	Men's Wearhouse Inc	2,187	85
LTC Properties Inc	9,423	301	O'Charleys Inc (a)	1,458	14
Medical Properties Trust Inc	7,183	67	Office Depot Inc (a)	12,392	43
MFA Financial Inc	55,867	417	OfficeMax Inc (a)	3,680	21
Mission West Properties Inc	1,370	14	Pantry Inc/The (a)	19,165	250
Monmouth Real Estate Investment Corp	2,649	26	Papa John's International Inc (a)	400	15
National Health Investors Inc	713	35	PC Connection Inc	724	6
National Retail Properties Inc	11,953	325	Penske Automotive Group Inc	2,287	56
NorthStar Realty Finance Corp	4,088	22	PEP Boys-Manny Moe & Jack/The	2,702	40
Omega Healthcare Investors Inc	25,900	551	PF Chang's China Bistro Inc	137	5
One Liberty Properties Inc	858	16	Pier 1 Imports Inc	3,597	65
Parkway Properties Inc/Md	24,800	260	Red Robin Gourmet Burgers Inc (a)	98	4
Pebblebrook Hotel Trust	2,720	61	Regis Corp	2,910	54
Pennsylvania Real Estate Investment Trust	54,233	828	Rite Aid Corp (a)	26,936	47
PennyMac Mortgage Investment Trust	1,435	27	Ruby Tuesday Inc (a)	3,281	30
Post Properties Inc	2,832	133	Rush Enterprises Inc - Class A (a)	1,611	34
Potlatch Corp	967	30	Ruth's Hospitality Group Inc (a)	9,887	75
PS Business Parks Inc	1,993	131	Saks Inc (a)	5,909	69
Ramco-Gershenson Properties Trust	9,283	113	Shoe Carnival Inc (a)	684	22
Redwood Trust Inc	3,448	39	Sonic Automotive Inc	2,073	37
Resource Capital Corp	3,444	19	Stage Stores Inc	1,389	23
Retail Opportunity Investments Corp	2,263	27	Stein Mart Inc (a)	2,054	14
RLJ Lodging Trust	1,174	22	Steinway Musical Instruments Inc (a)	496	12
Sabra Health Care REIT Inc	1,192	20	Susser Holdings Corp (a)	735	19
Senior Housing Properties Trust	15,800	348	Systemax Inc (a)	762	13
Starwood Property Trust Inc	4,136	87	Teavana Holdings Inc (a)	369	7
Strategic Hotels & Resorts Inc (a)	5,829	38	Texas Roadhouse Inc	305	5
Sun Communities Inc	5,127	222	West Marine Inc (a)	1,055	13
Sunstone Hotel Investors Inc (a)	5,245	51	Wet Seal Inc/The (a)	7,082	24
Two Harbors Investment Corp	9,362	95	World Fuel Services Corp	4,202	173
UMH Properties Inc	865	9			$ 5,771
Urstadt Biddle Properties Inc	1,049	21
Washington Real Estate Investment Trust	2,611	78	Savings & Loans - 1.06%
Winthrop Realty Trust	9,100	105	Astoria Financial Corp	4,225	42
			B of I Holding Inc (a)	3,646	62
		$ 13,543	BankFinancial Corp	2,600	17
Retail - 5.40%			Berkshire Hills Bancorp Inc	4,078	94
America's Car-Mart Inc/TX (a)	370	16	Brookline Bancorp Inc	3,517	33
Asbury Automotive Group Inc (a)	1,504	41	Charter Financial Corp/GA	508	5
Barnes & Noble Inc (a)	1,496	20	Clifton Savings Bancorp Inc	576	6
Bebe Stores Inc	1,980	18	Dime Community Bancshares Inc	5,143	75
Benihana Inc	1,129	15	ESB Financial Corp	929	13
Biglari Holdings Inc (a)	55	22	First Defiance Financial Corp	727	12
Bob Evans Farms Inc	1,552	59	First Niagara Financial Group Inc	14,446	142
Brown Shoe Co Inc	1,891	17	First Pactrust Bancorp Inc	803	10
Build-A-Bear Workshop Inc (a)	1,174	6	Flushing Financial Corp	6,098	82
Cabela's Inc (a)	25,316	966	Home Federal Bancorp Inc/ID	1,301	13
Caribou Coffee Co Inc (a)	517	10	Investors Bancorp Inc (a)	2,067	31
Cash America International Inc	9,099	436	Kearny Financial Corp	1,057	10
Casual Male Retail Group Inc (a)	3,152	11	Northfield Bancorp Inc/NJ	1,374	19
Charming Shoppes Inc (a)	5,896	35	Northwest Bancshares Inc	5,364	68
Children's Place Retail Stores Inc/The (a)	1,337	69	OceanFirst Financial Corp	4,340	62
Collective Brands Inc (a)	2,720	53	Oritani Financial Corp	2,376	35

See accompanying notes

141

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Savings & Loans (continued)			Software (continued)
Provident Financial Services Inc	9,336	$ 135	SYNNEX Corp (a)	12,565	$ 479
Provident New York Bancorp	2,837	24	Take-Two Interactive Software Inc (a)	22,104	340
Roma Financial Corp	587	6	Tangoe Inc (a)	213	4
Territorial Bancorp Inc	941	20			$ 2,936
United Financial Bancorp Inc	1,202	19	Storage & Warehousing - 0.22%

ViewPoint Financial Group	1,777	27	Mobile Mini Inc (a)	1,335	28
Westfield Financial Inc	1,639	13	Wesco Aircraft Holdings Inc (a)	13,011	211
WSFS Financial Corp	1,402	58
		$ 1,133			$ 239

Semiconductors - 2.55%			Telecommunications - 2.62%
Alpha & Omega Semiconductor Ltd (a)	1,099	11	Alaska Communications Systems Group Inc	2,847	9
Amkor Technology Inc (a)	79,404	488	Anaren Inc (a)	1,022	19
ATMI Inc (a)	1,498	35	Anixter International Inc (a)	2,708	196
AXT Inc (a)	1,435	9	Arris Group Inc (a)	28,595	323
Brooks Automation Inc	13,019	161	Atlantic Tele-Network Inc	537	19
Cabot Microelectronics Corp	909	35	Black Box Corp	8,510	217
			Cincinnati Bell Inc (a)	95,047	382
Cohu Inc	1,798	21
DSP Group Inc (a)	7,650	51	Communications Systems Inc	497	6
Emulex Corp (a)	4,421	46	Comtech Telecommunications Corp	5,137	168
Entegris Inc (a)	19,984	187	Consolidated Communications Holdings Inc	14,252	280
GSI Group Inc (a)	2,001	24	Extreme Networks (a)	5,237	20
GSI Technology Inc (a)	1,508	6	GeoEye Inc (a)	1,040	25
Integrated Device Technology Inc (a)	2,695	19	Globecomm Systems Inc (a)	505	7
Integrated Silicon Solution Inc (a)	13,002	145	Harmonic Inc (a)	4,494	25
Intermolecular Inc (a)	5,900	37	Infinera Corp (a)	4,177	34
IXYS Corp (a)	4,189	55	Iridium Communications Inc (a)	3,040	27
Kopin Corp (a)	3,295	13	Leap Wireless International Inc (a)	2,062	18
Kulicke & Soffa Industries Inc (a)	6,712	84	Loral Space & Communications Inc (a)	507	40
Lattice Semiconductor Corp (a)	4,090	26	NeoPhotonics Corp (a)	343	2
LTX-Credence Corp (a)	42,005	302	Neutral Tandem Inc (a)	1,783	22
Mindspeed Technologies Inc (a)	29,700	189	Oplink Communications Inc (a)	3,413	59
MKS Instruments Inc	8,422	248	Plantronics Inc	6,201	249
Nanometrics Inc (a)	1,010	19	Preformed Line Products Co	173	11
Omnivision Technologies Inc (a)	943	19	Premiere Global Services Inc (a)	38,721	350
Pericom Semiconductor Corp (a)	1,740	14	RF Micro Devices Inc (a)	12,401	62
Photronics Inc (a)	7,794	52	Sonus Networks Inc (a)	8,306	24
PMC - Sierra Inc (a)	11,600	84	SureWest Communications	987	22
Rudolph Technologies Inc (a)	2,360	26	Sycamore Networks Inc (a)	819	15
Semtech Corp (a)	3,000	85	Symmetricom Inc (a)	8,760	51
Sigma Designs Inc (a)	6,700	35	TeleNav Inc (a)	74	—
Skyworks Solutions Inc (a)	3,300	91	Ubiquiti Networks Inc (a)	517	16
Standard Microsystems Corp (a)	1,154	30	UniTek Global Services Inc (a)	859	3
Supertex Inc (a)	854	15	USA Mobility Inc	1,736	24
			ViaSat Inc (a)	1,007	49
Tessera Technologies Inc	2,565	44	Vonage Holdings Corp (a)	6,140	14
Veeco Instruments Inc (a)	620	18
			Westell Technologies Inc (a)	3,971	9
		$ 2,724			$ 2,797
Software - 2.75%
Accelrys Inc (a)	2,754	22	Textiles - 0.07%
ACI Worldwide Inc (a)	387	16	G&K Services Inc	957	33
Actuate Corp (a)	238	2	Unifirst Corp/MA	712	44
Acxiom Corp (a)	4,058	60			$ 77
Aspen Technology Inc (a)	6,100	125	Toys, Games & Hobbies - 0.29%
CSG Systems International Inc (a)	4,719	71	Jakks Pacific Inc	16,027	280
Demandware Inc (a)	2,400	72	Leapfrog Enterprises Inc (a)	3,208	27
Digi International Inc (a)	7,140	78			$ 307
Dynavox Inc (a)	6,149	18
Ebix Inc	2,127	49	Transportation - 1.56%
EPIQ Systems Inc	5,827	70	Arkansas Best Corp	1,264	24
Fair Isaac Corp	809	36	Atlas Air Worldwide Holdings Inc (a)	12,728	626
Guidewire Software Inc (a)	1,400	43	Bristow Group Inc	1,784	85
Imperva Inc (a)	600	24	DHT Holdings Inc	5,033	5
JDA Software Group Inc (a)	12,267	337	DHT Holdings Inc - Rights (a),(b),(c)	20	1
Jive Software Inc (a)	1,200	33	Excel Maritime Carriers Ltd (a)	3,539	7
Mantech International Corp	6,638	229	Genco Shipping & Trading Ltd (a)	2,337	15
MedAssets Inc (a)	43,264	570	Gulfmark Offshore Inc (a)	8,060	370
Omnicell Inc (a)	1,285	20	Knightsbridge Tankers Ltd	1,720	25
Progress Software Corp (a)	1,324	31	Marten Transport Ltd	985	22
Quest Software Inc (a)	7,665	178	Nordic American Tankers Ltd	2,361	38
SS&C Technologies Holdings Inc (a)	1,248	29	Pacer International Inc (a)	13,001	82
			PHI Inc (a)	1,020	24

See accompanying notes

142

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Transportation (continued)
Quality Distribution Inc (a)	11,827	$ 163	Unrealized Appreciation	$ 16,670
RailAmerica Inc (a)	952	20	Unrealized Depreciation	(4,398)
Roadrunner Transportation Systems Inc (a)	642	11	Net Unrealized Appreciation (Depreciation)	$ 12,272
Ship Finance International Ltd	2,207	34	Cost for federal income tax purposes	$ 93,724
Swift Transportation Co (a)	2,793	32
Teekay Tankers Ltd	4,165	25	All dollar amounts are shown in thousands (000's)
Universal Truckload Services Inc	430	7
Werner Enterprises Inc	1,848	46	Portfolio Summary (unaudited)
		$ 1,662	Sector	Percent
			Financial	39.15%
Trucking & Leasing - 0.35%			Industrial	12.75%
Amerco Inc	3,331	352	Consumer, Non-cyclical	12.33%
Greenbrier Cos Inc (a)	881	17
			Consumer, Cyclical	10.91%
		$ 369	Technology	6.62%
Water - 0.22%			Utilities	5.83%
American States Water Co	2,489	90	Communications	4.40%
California Water Service Group	4,354	80	Basic Materials	3.97%
Consolidated Water Co Ltd	2,355	18	Energy	3.26%
PICO Holdings Inc (a)	999	23	Diversified	0.04%
SJW Corp	823	20	Other Assets in Excess of Liabilities, Net	0.74%
		$ 231	TOTAL NET ASSETS	100.00%
TOTAL COMMON STOCKS		$ 100,194
	Maturity
REPURCHASE AGREEMENTS - 5.43%	Amount (000's)	Value (000's)

Banks - 5.43%
Investment in Joint Trading Account; Credit	$ 1,016	$ 1,016
Suisse Repurchase Agreement; 0.07%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,036,235; 4.25% - 8.75%;
dated 08/15/20 - 08/15/39)
Investment in Joint Trading Account; Deutsche	559	560
Bank Repurchase Agreement; 0.10% dated
03/30/12 maturing 04/02/12 (collateralized
by US Government Securities; $570,680;
0.00% - 2.50%; dated 06/29/12 - 09/15/29)
Investment in Joint Trading Account; JP	1,178	1,178
Morgan Repurchase Agreement; 0.04%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,201,431; 0.00% - 10.35%;
dated 10/15/12 - 04/15/30)
Investment in Joint Trading Account; JP	1,031	1,030
Morgan Repurchase Agreement; 0.05%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $1,051,253; 0.00% - 6.47%;
dated 04/02/12 - 10/03/31)
Investment in Joint Trading Account; Merrill	2,018	2,018
Lynch Repurchase Agreement; 0.02%
dated 03/30/12 maturing 04/02/12
(collateralized by US Government
Securities; $2,058,708; 0.00% - 8.13%;
dated 05/01/12 - 09/15/39)
		$ 5,802
TOTAL REPURCHASE AGREEMENTS		$ 5,802
Total Investments		$ 105,996
Other Assets in Excess of Liabilities, Net - 0.74%		$ 792
TOTAL NET ASSETS - 100.00%		$ 106,788

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

See accompanying notes

143

Schedule of Investments
SmallCap Value Account I
March 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	81 $	6,590	$ 6,704	$ 114
Total					$ 114
All dollar amounts are shown in thousands (000's)

See accompanying notes

144

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM
Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”).
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying
Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified
International Account, Equity Income Account, Government & High Quality Bond Account, Income
Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth
Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account,
MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate
Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II,
and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-
supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under
Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts.
Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date.
The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

	Asset	Fair Value at	Valuation
Fund	Type	04/30/12	technique	Unobservable input
Government &
High Quality Bond			Bid from one	Judgmental assessments of
Fund	Bonds	6,334	broker	liquidity

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation
Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation
Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The
Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the
Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market
Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940.
Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. As of March 31, 2012, the following amount was transferred from Level 1 to 2:

Diversified International Account

$ 130,792

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$ —		$ 7,993	$ 176	$ 8,169
Common Stocks*		32,249	—	—	32,249
Municipal Bonds		—	233	—	233
Preferred Stocks
Communications		—	3	—	3
Consumer, Cyclical		—	32	—	32
Consumer, Non-cyclical		—	11	—	11
Repurchase Agreements		—	1,413	—	1,413
U.S. Government & Government Agency Obligations		—	17,450	—	17,450
	Total investments in securities $	32,249	$ 27,135	$ 176	$ 59,560
Assets
Equity Contracts**
Futures	$ 178		$ —	$ —	$ 178
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ 42	$ —	$ 42
Interest Rate Contracts**
Futures	$ 25		$ —	$ —	$ 25
Liabilities
Equity Contracts**
Futures	$ (48)		$ —	$ —	$ (48)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ (14)	$ —	$ (14)
Interest Rate Contracts**
Futures	$ (38)		$ —	$ —	$ (38)

Balanced Account
Bonds	$ —		$ 11,112	$ 66	$ 11,178
Common Stocks*		33,196	—	—	33,196
Repurchase Agreements		—	815	—	815
U.S. Government & Government Agency Obligations		—	9,131	—	9,131
	Total investments in securities $	33,196	$ 21,058	$ 66	$ 54,320

Bond & Mortgage Securities Account
Bonds	$ —		$ 194,920	$ 2,125	$ 197,045
Common Stocks
Technology		—	—	1	1
Repurchase Agreements		—	13,355	—	13,355
Senior Floating Rate Interests		—	5,334	—	5,334
U.S. Government & Government Agency Obligations		—	141,921	—	141,921
	Total investments in securities $	—	$ 355,530	$ 2,126	$ 357,656
Liabilities
Credit Contracts**
Credit Default Swaps	$ —		$ (227)	$ —	$ (227)

Diversified Balanced Account
Investment Companies	$ 399,389		$ —	$ —	$ 399,389
	Total investments in securities $	399,389	$ —	$ —	$ 399,389

Diversified Growth Account
Investment Companies	$ 897,378		$ —	$ —	$ 897,378
	Total investments in securities $	897,378	$ —	$ —	$ 897,378

Diversified International Account
Common Stocks
Basic Materials	$ 49,334		$ 370	$ —	$ 49,704
Communications		30,178	895	—	31,073
Consumer, Cyclical		56,464	—	—	56,464
Consumer, Non-cyclical		69,166	1,078	—	70,244
Diversified		4,623	—	—	4,623
Energy		50,889	529	—	51,418
Financial		104,419	—	—	104,419
Industrial		44,034	—	—	44,034
Technology		25,406	—	—	25,406
Utilities		9,929	—	—	9,929
Preferred Stocks
Basic Materials		—	2,789	—	2,789
Communications		—	583	—	583
Consumer, Cyclical		—	4,621	—	4,621
Financial		—	1,459	—	1,459
Repurchase Agreements		—	3,516	—	3,516
	Total investments in securities $	444,442	$ 15,840	$ —	$ 460,282

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Account
Common Stocks*	$ 660,562		$ —	$ —	$ 660,562
Repurchase Agreements		—	12,465	—	12,465
	Total investments in securities $	660,562	$ 12,465	$ —	$ 673,027

Government & High Quality Bond Account
Bonds	$ —		$ 130,580	$ 6,334	$ 136,914
Repurchase Agreements		—	10,481	—	10,481
U.S. Government & Government Agency Obligations		—	312,322	—	312,322
	Total investments in securities $	—	$ 453,383	$ 6,334	$ 459,717

Income Account
Bonds	$ —		$ 173,464	$ 1,355	$ 174,819
Common Stocks
Energy		—	—	150	150
Convertible Bonds		—	860	—	860
Repurchase Agreements		—	12,352	—	12,352
Senior Floating Rate Interests		—	3,226	364	3,590
U.S. Government & Government Agency Obligations		—	59,425	—	59,425
	Total investments in securities $	—	$ 249,327	$ 1,869	$ 251,196

International Emerging Markets Account
Common Stocks
Basic Materials	$ 15,418		$ 627	$ —	$ 16,045
Communications		13,013	704	—	13,717
Consumer, Cyclical		16,269	—	—	16,269
Consumer, Non-cyclical		15,205	1,724	—	16,929
Diversified		5,263	—	—	5,263
Energy		20,595	841	—	21,436
Financial		35,104	670	—	35,774
Industrial		12,179	—	—	12,179
Technology		17,524	—	—	17,524
Utilities		824	—	—	824
Preferred Stocks
Basic Materials		—	2,906	—	2,906
Communications		—	901	—	901
Financial		—	1,935	—	1,935
Repurchase Agreements		—	1,401	—	1,401
	Total investments in securities $	151,394	$ 11,709	$ —	$ 163,103

LargeCap Blend Account II
Common Stocks*	$ 165,069		$ —	$ —	$ 165,069
Repurchase Agreements		—	2,440	—	2,440
	Total investments in securities $	165,069	$ 2,440	$ —	$ 167,509
Assets
Equity Contracts**
Futures	$ 94		$ —	$ —	$ 94

LargeCap Growth Account
Common Stocks*	$ 199,218		$ —	$ —	$ 199,218
Repurchase Agreements		—	8,625	—	8,625
	Total investments in securities $	199,218	$ 8,625	$ —	$ 207,843

LargeCap Growth Account I
Common Stocks
Basic Materials	$ 5,643		$ —	$ —	$ 5,643
Communications		32,993	—	808	33,801
Consumer, Cyclical		27,784	—	—	27,784
Consumer, Non-cyclical		55,709	—	—	55,709
Energy		23,518	—	—	23,518
Financial		7,606	—	—	7,606
Industrial		37,002	—	—	37,002
Technology		65,573	—	—	65,573
Utilities		50	—	—	50
Repurchase Agreements		—	5,446	—	5,446
	Total investments in securities $	255,878	$ 5,446	$ 808	$ 262,132
Assets
Equity Contracts**
Futures	$ 168		$ —	$ —	$ 168

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Index Account
Common Stocks*	$ 673,434		$ —	$ —	$ 673,434
Repurchase Agreements		—	28,435	—	28,435
	Total investments in securities $	673,434	$ 28,435	$ —	$ 701,869
Assets
Equity Contracts**
Futures	$ 307		$ —	$ —	$ 307

LargeCap Value Account
Common Stocks*	$ 216,378		$ —	$ —	$ 216,378
Repurchase Agreements		—	3,014	—	3,014
	Total investments in securities $	216,378	$ 3,014	$ —	$ 219,392
Assets
Equity Contracts**
Futures	$ 138		$ —	$ —	$ 138

MidCap Blend Account
Common Stocks*	$ 589,870		$ —	$ —	$ 589,870
	Total investments in securities $	589,870	$ —	$ —	$ 589,870

Money Market Account
Bonds	$ —		$ 26,611	$ —	$ 26,611
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	218,655	—	218,655
Common Stocks*		11,670	—	—	11,670
Municipal Bonds		—	29,920	—	29,920
Repurchase Agreements		—	13,990	—	13,990
	Total investments in securities $	11,670	$ 290,576	$ —	$ 302,246

Principal Capital Appreciation Account
Common Stocks*	$ 157,943		$ —	$ —	$ 157,943
Repurchase Agreements		—	3,560	—	3,560
	Total investments in securities $	157,943	$ 3,560	$ —	$ 161,503

Principal LifeTime 2010 Account
Investment Companies	$ 48,602		$ —	$ —	$ 48,602
	Total investments in securities $	48,602	$ —	$ —	$ 48,602

Principal LifeTime 2020 Account
Investment Companies	$ 207,230		$ —	$ —	$ 207,230
	Total investments in securities $	207,230	$ —	$ —	$ 207,230

Principal LifeTime 2030 Account
Investment Companies	$ 88,535		$ —	$ —	$ 88,535
	Total investments in securities $	88,535	$ —	$ —	$ 88,535

Principal LifeTime 2040 Account
Investment Companies	$ 25,390		$ —	$ —	$ 25,390
	Total investments in securities $	25,390	$ —	$ —	$ 25,390

Principal LifeTime 2050 Account
Investment Companies	$ 14,539		$ —	$ —	$ 14,539
	Total investments in securities $	14,539	$ —	$ —	$ 14,539

Principal LifeTime Strategic Income Account
Investment Companies	$ 31,324		$ —	$ —	$ 31,324
	Total investments in securities $	31,324	$ —	$ —	$ 31,324

Real Estate Securities Account
Common Stocks*	$ 145,818		$ —	$ —	$ 145,818
Convertible Preferred Stocks
Financial		—	1,974	—	1,974
	Total investments in securities $	145,818	$ 1,974	$ —	$ 147,792

SAM Balanced Portfolio
Investment Companies	$ 933,304		$ —	$ —	$ 933,304
	Total investments in securities $	933,304	$ —	$ —	$ 933,304

SAM Conservative Balanced Portfolio
Investment Companies	$ 203,830		$ —	$ —	$ 203,830
	Total investments in securities $	203,830	$ —	$ —	$ 203,830

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Growth Portfolio
Investment Companies	$ 228,653		$ —	$ —	$ 228,653
	Total investments in securities $	228,653	$ —	$ —	$ 228,653

SAM Flexible Income Portfolio
Investment Companies	$ 216,463		$ —	$ —	$ 216,463
	Total investments in securities $	216,463	$ —	$ —	$ 216,463

SAM Strategic Growth Portfolio
Investment Companies	$ 160,741		$ —	$ —	$ 160,741
	Total investments in securities $	160,741	$ —	$ —	$ 160,741

Short-Term Income Account
Bonds	$ —		$ 232,323	$ —	$ 232,323
Municipal Bonds		—	150	—	150
Repurchase Agreements		—	2,436	—	2,436
U.S. Government & Government Agency Obligations		—	1,378	—	1,378
	Total investments in securities $	—	$ 236,287	$ —	$ 236,287
Assets
Interest Rate Contracts**
Futures	$ 160		$ —	$ —	$ 160

SmallCap Blend Account
Common Stocks*	$ 49,636		$ —	$ —	$ 49,636
Repurchase Agreements		—	1,570	—	1,570
	Total investments in securities $	49,636	$ 1,570	$ —	$ 51,206
Assets
Equity Contracts**
Futures	$ 9		$ —	$ —	$ 9

SmallCap Growth Account II
Common Stocks*	$ 54,371		$ —	$ —	$ 54,371
Repurchase Agreements		—	2,937	—	2,937
	Total investments in securities $	54,371	$ 2,937	$ —	$ 57,308
Assets
Equity Contracts**
Futures	$ 71		$ —	$ —	$ 71

SmallCap Value Account I
Common Stocks
Basic Materials	$ 4,240		$ —	$ —	$ 4,240
Communications		4,698	—	—	4,698
Consumer, Cyclical		11,657	—	—	11,657
Consumer, Non-cyclical		13,168	—	—	13,168
Diversified		39	—	—	39
Energy		3,488	—	—	3,488
Financial		36,003	—	1	36,004
Industrial		13,603	—	—	13,603
Technology		7,072	—	—	7,072
Utilities		6,225	—	—	6,225
Repurchase Agreements		—	5,802	—	5,802
	Total investments in securities $	100,193	$ 5,802	$ 1	$ 105,996
Assets
Equity Contracts**
Futures	$ 114		$ —	$ —	$ 114

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation (depreciation) of the instrument.

Accrued
			Discounts/Premiums						Net Change in Unrealized
	Value		and Change in			Transfers Transfers Value Appreciation/(Depreciation) on
	December 31,	Realized	Unrealized		Proceeds	into Level	Out of Level	March 31,	Investments Held at March 31,
Account	2011	Gain/(Loss)	Gain/(Loss)	Purchases from Sales		3*	3**	2012	2012
Asset Allocation
Bonds	$ - $	-	$ -	$ 176	$ -	$ -	$ -	$ 176	$ -
Total	$ -	$ -	$ -	$ 176	$ -	$ -	$ -	$ 176	$ -

Balanced Account
Bonds	$ 113	$ (34)	$ 43	$ -	$ (59) $	3	$ -	$ 66	$ (3)
Total	$ 113	$ (34)	$ 43	$ -	$ (59)	$ 3	$ -	$ 66	$ (3)

Bond & Mortgage Securities Account
Bonds	$ 1,971	$ (588)	$ 647	$ 595	$ (586)	$ 86	$ -	$ 2,125	$ 38
Common Stocks
Technology	3	-	(2)	-	-	-	-	1	(2)
Total	$ 1,974	$ (588)	$ 645	$ 595	$ (586)	$ 86	$ -	$ 2,126	$ 36

Government & High Quality Bond Account
Bonds	$ 3,323	$ -	$ 58	$ 994	$ (63)	$ 2,022	$ -	$ 6,334	$ 55
Total	$ 3,323	$ -	$ 58	$ 994	$ (63)	$ 2,022	$ -	$ 6,334	$ 55

Income Account
Bonds	$ 1,400	$ -	$ 15	$ -	$ (60)	$ -	$ -	$ 1,355	$ 15
Common Stocks
Energy	150	-	-	-		-	-	150	$ -
Senior Floating Rate
Interests	364	-	-	-	-	-	-	364	-
Total	$ 1,914	$ -	$ 15	$ -	$ (60)	$ -	$ -	$ 1,869	$ 15

LargeCap Growth Account I
Common Stocks
Communications	$ 808	$ -	$ -	$ -	$ -	$ -	$ -	$ 808	$ -
Total	$ 808	$ -	$ -	$ -	$ -	$ -	$ -	$ 808	$ -

SmallCap Value Account I
Common Stocks
Financial	$ -	$ -	$ (3)	$ -	$ 4	$ -	$ -	$ 1	$ (3)
Total	$ -	$ -	$ (3)	$ -	$ 4	$ -	$ -	$ 1	$ (3)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service

The Account’s schedules of investments as of March 31, 2012 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)
under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/23/2012

By /s/ Layne A. Rasmussen Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/23/2012